UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07175
Name of Registrant: Vanguard Tax-Managed Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: March 31, 2018
Item 1: Schedule of Investments

Vanguard Tax-Managed Capital Appreciation Fund

Schedule of Investments (unaudited)
As of March 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Consumer Discretionary (14.7%)
*	Amazon.com Inc.	142,639	206,447
	Home Depot Inc.	437,741	78,023
	Comcast Corp. Class A	1,671,446	57,113
	Walt Disney Co.	548,079	55,049
	McDonald's Corp.	299,604	46,852
	Walmart Inc.	503,796	44,823
*	Netflix Inc.	140,672	41,547
*	Booking Holdings Inc.	17,640	36,698
	NIKE Inc. Class B	479,326	31,846
	Costco Wholesale Corp.	167,474	31,557
	Lowe's Cos. Inc.	353,515	31,021
	Starbucks Corp.	534,294	30,930
	Time Warner Inc.	304,872	28,835
	Marriott International Inc. Class A	195,277	26,554
	Twenty-First Century Fox Inc. Class A	503,599	18,477
*	eBay Inc.	456,495	18,369
*	Charter Communications Inc. Class A	57,964	18,040
	Estee Lauder Cos. Inc. Class A	112,088	16,782
	TJX Cos. Inc.	204,469	16,677
	Ross Stores Inc.	204,205	15,924
	General Motors Co.	367,523	13,356
	Yum! Brands Inc.	154,753	13,174
*	Dollar Tree Inc.	133,388	12,659
*	O'Reilly Automotive Inc.	50,948	12,604
	Royal Caribbean Cruises Ltd.	104,593	12,315
*	Tesla Inc.	44,881	11,944
*	NVR Inc.	4,219	11,813
	Target Corp.	167,425	11,624
	MGM Resorts International	321,921	11,274
*	AutoZone Inc.	17,367	11,266
	Sirius XM Holdings Inc.	1,742,688	10,874
*	Mohawk Industries Inc.	46,115	10,709
	Ford Motor Co.	959,436	10,631
	PVH Corp.	66,936	10,136
*	CarMax Inc.	156,788	9,711
	DR Horton Inc.	218,026	9,558
*	WABCO Holdings Inc.	65,436	8,760
	CBS Corp. Class B	154,952	7,963
*	Liberty Interactive Corp. QVC Group Class A	300,573	7,565
	Lennar Corp. Class A	126,336	7,446
*	Visteon Corp.	66,473	7,328
	Gentex Corp.	316,457	7,285
	Yum China Holdings Inc.	175,156	7,269
	Expedia Group Inc.	65,271	7,207
	BorgWarner Inc.	142,961	7,181
	Dollar General Corp.	73,707	6,895
	PulteGroup Inc.	230,354	6,793
	Las Vegas Sands Corp.	93,794	6,744
	Fortune Brands Home & Security Inc.	114,201	6,725

Interpublic Group of Cos. Inc.	291,791	6,720
Darden Restaurants Inc.	76,927	6,558
Hyatt Hotels Corp. Class A	85,207	6,498
Hasbro Inc.	76,942	6,486
* Discovery Communications Inc.	311,202	6,075
Advance Auto Parts Inc.	50,598	5,998
Lear Corp.	30,629	5,700
VF Corp.	76,758	5,689
Goodyear Tire & Rubber Co.	206,726	5,495
Kohl's Corp.	78,594	5,149
Carnival Corp.	77,458	5,080
Gap Inc.	148,246	4,625
Toll Brothers Inc.	104,747	4,530
Hanesbrands Inc.	231,336	4,261
* Norwegian Cruise Line Holdings Ltd.	76,914	4,074
* AutoNation Inc.	86,902	4,065
* Liberty Media Corp-Liberty SiriusXM Class C	98,891	4,040
Harley-Davidson Inc.	93,966	4,029
Wynn Resorts Ltd.	21,318	3,888
KAR Auction Services Inc.	71,220	3,860
Hilton Worldwide Holdings Inc.	48,300	3,804
Macy's Inc.	127,309	3,786
Omnicom Group Inc.	50,564	3,675
Viacom Inc. Class B	114,882	3,568
John Wiley & Sons Inc. Class A	53,577	3,413
* GCI Liberty Inc. - Class A	63,517	3,358
* LKQ Corp.	86,438	3,280
* Tempur Sealy International Inc.	71,925	3,257
Brinker International Inc.	88,041	3,178
L Brands Inc.	81,600	3,118
Foot Locker Inc.	67,670	3,082
Ralph Lauren Corp. Class A	26,519	2,965
Aptiv plc	34,717	2,950
Vail Resorts Inc.	13,100	2,904
* TripAdvisor Inc.	69,880	2,857
* Liberty Media Corp-Liberty SiriusXM Class A	63,360	2,604
* Liberty Broadband Corp.	26,929	2,308
Mattel Inc.	171,400	2,254
* Madison Square Garden Co. Class A	8,722	2,144
News Corp. Class A	134,764	2,129
* ServiceMaster Global Holdings Inc.	41,165	2,093
* Hilton Grand Vacations Inc.	47,946	2,063
Best Buy Co. Inc.	29,136	2,039
Coty Inc. Class A	104,540	1,913
* Bright Horizons Family Solutions Inc.	19,161	1,911
* AMC Networks Inc. Class A	35,327	1,826
* Liberty Media Corp-Liberty Formula One	58,676	1,810
* Lululemon Athletica Inc.	19,985	1,781
* Liberty Broadband Corp. Class A	20,752	1,760
* DISH Network Corp. Class A	44,245	1,676
Nordstrom Inc.	31,966	1,547
Tapestry Inc.	28,940	1,523
* Urban Outfitters Inc.	38,933	1,439
Polaris Industries Inc.	12,226	1,400
* Liberty Expedia Holdings Inc. Class A	34,499	1,355
* Live Nation Entertainment Inc.	31,170	1,314
* Burlington Stores Inc.	9,335	1,243

* Ulta Beauty Inc.	6,066	1,239
* Michaels Cos. Inc.	60,077	1,184
Adient plc	18,417	1,101
* Murphy USA Inc.	14,339	1,044
* Vista Outdoor Inc.	56,939	929
H&R Block Inc.	35,900	912
AMERCO	2,228	769
* Michael Kors Holdings Ltd.	11,888	738
* Under Armour Inc.	51,067	733
Nielsen Holdings plc	22,715	722
* Chipotle Mexican Grill Inc. Class A	2,185	706
Tractor Supply Co.	10,800	681
* Liberty Media Corp-Liberty Formula One Class A	20,744	608
Domino's Pizza Inc.	2,400	561
Lions Gate Entertainment Corp. Class A	21,622	559
Delphi Technologies plc	11,572	551
Lions Gate Entertainment Corp. Class B	21,755	524
Lennar Corp. Class B	10,973	523
Genuine Parts Co.	5,633	506
Graham Holdings Co. Class B	821	494
Tribune Media Co. Class A	12,100	490
* Floor & Decor Holdings Inc. Class A	7,105	370
Signet Jewelers Ltd.	8,400	324
* Under Armour Inc. Class A	19,750	323
* Skechers U.S.A. Inc. Class A	7,990	311
* Sally Beauty Holdings Inc.	18,716	308
* Discovery Communications Inc. Class A	13,438	288
* Wayfair Inc.	3,965	268
Newell Brands Inc.	4,800	122
Dick's Sporting Goods Inc.	2,600	91
Entercom Communications Corp. Class A	656	6
* Pandora Media Inc.	400	2
		1,340,507
Consumer Staples (6.2%)
Procter & Gamble Co.	946,792	75,062
Philip Morris International Inc.	560,202	55,684
Coca-Cola Co.	1,226,086	53,249
PepsiCo Inc.	468,488	51,135
Altria Group Inc.	605,049	37,707
Mondelez International Inc. Class A	606,907	25,326
Colgate-Palmolive Co.	347,747	24,926
CVS Health Corp.	388,354	24,159
Walgreens Boots Alliance Inc.	301,845	19,762
Constellation Brands Inc. Class A	85,361	19,455
* Monster Beverage Corp.	279,036	15,964
Dr Pepper Snapple Group Inc.	109,488	12,961
Tyson Foods Inc. Class A	164,014	12,004
Brown-Forman Corp. Class B	207,825	11,306
Kroger Co.	442,239	10,587
Archer-Daniels-Midland Co.	242,866	10,533
Kraft Heinz Co.	155,016	9,656
Clorox Co.	71,982	9,582
McCormick & Co. Inc.	80,966	8,614
Church & Dwight Co. Inc.	168,036	8,462
Ingredion Inc.	59,184	7,630
Hormel Foods Corp.	209,953	7,206
Kimberly-Clark Corp.	64,721	7,128

Hershey Co.	71,867	7,112
JM Smucker Co.	48,896	6,064
General Mills Inc.	121,800	5,488
Molson Coors Brewing Co. Class B	71,712	5,402
Campbell Soup Co.	96,545	4,181
Energizer Holdings Inc.	62,210	3,706
* Edgewell Personal Care Co.	55,975	2,733
* Blue Buffalo Pet Products Inc.	67,241	2,677
Kellogg Co.	37,138	2,414
Sysco Corp.	32,798	1,967
Bunge Ltd.	20,961	1,550
* Herbalife Ltd.	15,883	1,548
* US Foods Holding Corp.	26,908	882
* Pilgrim's Pride Corp.	32,442	798
Conagra Brands Inc.	18,538	684
* Rite Aid Corp.	374,490	629
Lamb Weston Holdings Inc.	6,179	360
* Post Holdings Inc.	4,050	307
* Sprouts Farmers Market Inc.	12,897	303
* Hain Celestial Group Inc.	9,231	296
* TreeHouse Foods Inc.	7,588	290
Nu Skin Enterprises Inc. Class A	1,013	75
		567,564
Energy (5.7%)
Exxon Mobil Corp.	1,540,428	114,931
Chevron Corp.	677,190	77,227
ConocoPhillips	484,968	28,754
Schlumberger Ltd.	439,706	28,484
EOG Resources Inc.	227,247	23,922
Phillips 66	214,201	20,546
Halliburton Co.	420,274	19,728
Occidental Petroleum Corp.	257,219	16,709
Valero Energy Corp.	178,702	16,578
Anadarko Petroleum Corp.	222,991	13,471
Pioneer Natural Resources Co.	77,710	13,349
* Concho Resources Inc.	84,178	12,655
Marathon Petroleum Corp.	159,433	11,656
* Energen Corp.	129,481	8,139
Kinder Morgan Inc.	513,996	7,741
* Continental Resources Inc.	120,805	7,121
Cabot Oil & Gas Corp.	290,464	6,965
* WPX Energy Inc.	422,670	6,247
Williams Cos. Inc.	239,189	5,946
Cimarex Energy Co.	61,235	5,725
Andeavor	54,126	5,443
Patterson-UTI Energy Inc.	286,601	5,018
Hess Corp.	95,976	4,858
* Diamondback Energy Inc.	30,419	3,849
* Newfield Exploration Co.	154,022	3,761
National Oilwell Varco Inc.	101,166	3,724
ONEOK Inc.	62,682	3,568
Apache Corp.	90,668	3,489
Devon Energy Corp.	109,695	3,487
EQT Corp.	70,631	3,356
* First Solar Inc.	39,475	2,802
Helmerich & Payne Inc.	38,700	2,576
* RSP Permian Inc.	53,772	2,521

Noble Energy Inc.	78,600	2,382
* Cheniere Energy Inc.	44,130	2,359
Marathon Oil Corp.	135,568	2,187
Baker Hughes a GE Co.	74,377	2,065
* QEP Resources Inc.	209,360	2,050
HollyFrontier Corp.	30,826	1,506
* CNX Resources Corp.	91,278	1,408
Nabors Industries Ltd.	177,300	1,239
* Parsley Energy Inc. Class A	41,005	1,189
* Transocean Ltd.	113,998	1,129
* Centennial Resource Development Inc. Class A	57,394	1,053
* Whiting Petroleum Corp.	28,725	972
* Chesapeake Energy Corp.	197,600	597
Murphy Oil Corp.	22,380	578
* Weatherford International plc	249,200	571
PBF Energy Inc. Class A	15,600	529
SM Energy Co.	20,095	362
* Kosmos Energy Ltd.	53,618	338
* Laredo Petroleum Inc.	38,157	332
* Southwestern Energy Co.	71,995	312
* Gulfport Energy Corp.	30,159	291
* Extraction Oil & Gas Inc.	25,219	289
* CONSOL Energy Inc.	7,176	208
RPC Inc.	4,200	76
* Rowan Cos. plc Class A	5,681	66
Oceaneering International Inc.	600	11
		518,445
Financial Services (21.0%)
JPMorgan Chase & Co.	1,256,464	138,173
* Berkshire Hathaway Inc. Class B	673,131	134,276
Bank of America Corp.	3,496,990	104,875
Wells Fargo & Co.	1,608,525	84,303
Visa Inc. Class A	686,529	82,123
Citigroup Inc.	1,024,354	69,144
Mastercard Inc. Class A	363,828	63,728
* PayPal Holdings Inc.	515,613	39,120
Goldman Sachs Group Inc.	147,579	37,169
Morgan Stanley	525,105	28,335
American Express Co.	295,734	27,586
Charles Schwab Corp.	496,358	25,920
American Tower Corp.	173,628	25,235
American International Group Inc.	457,032	24,872
S&P Global Inc.	124,501	23,787
US Bancorp	400,905	20,246
* Fiserv Inc.	276,282	19,702
Simon Property Group Inc.	119,752	18,484
* E*TRADE Financial Corp.	327,659	18,156
Intercontinental Exchange Inc.	248,935	18,053
Aon plc	124,454	17,465
State Street Corp.	164,707	16,426
Progressive Corp.	267,429	16,294
Crown Castle International Corp.	145,657	15,965
SunTrust Banks Inc.	232,576	15,824
* SBA Communications Corp. Class A	90,528	15,473
Prudential Financial Inc.	148,953	15,424
Aflac Inc.	344,436	15,073
Discover Financial Services	198,733	14,295

Travelers Cos. Inc.	101,725	14,126
Equinix Inc.	33,081	13,832
Global Payments Inc.	117,263	13,077
MSCI Inc. Class A	86,829	12,978
Ameriprise Financial Inc.	87,196	12,900
Fidelity National Information Services Inc.	130,247	12,543
* CBRE Group Inc. Class A	265,368	12,531
PNC Financial Services Group Inc.	82,183	12,429
MetLife Inc.	270,612	12,418
CME Group Inc.	76,029	12,297
Public Storage	57,988	11,620
* Markel Corp.	9,895	11,580
Total System Services Inc.	130,880	11,290
Moody's Corp.	69,986	11,289
Capital One Financial Corp.	117,695	11,278
Fifth Third Bancorp	350,471	11,127
TD Ameritrade Holding Corp.	187,273	11,092
Chubb Ltd.	79,977	10,938
BlackRock Inc.	19,961	10,813
Lincoln National Corp.	143,002	10,448
Zions Bancorporation	193,574	10,207
T. Rowe Price Group Inc.	92,836	10,023
Allstate Corp.	102,184	9,687
AvalonBay Communities Inc.	58,706	9,655
Boston Properties Inc.	77,995	9,611
KeyCorp	478,522	9,355
First Republic Bank	100,649	9,321
Nasdaq Inc.	108,085	9,319
Equity Residential	151,097	9,311
SEI Investments Co.	123,501	9,251
Reinsurance Group of America Inc. Class A	59,891	9,223
Bank of New York Mellon Corp.	173,425	8,937
Essex Property Trust Inc.	36,270	8,729
Equifax Inc.	73,853	8,701
Torchmark Corp.	102,754	8,649
* Arch Capital Group Ltd.	99,549	8,520
Alleghany Corp.	13,835	8,501
M&T Bank Corp.	46,002	8,481
BB&T Corp.	162,877	8,476
East West Bancorp Inc.	134,403	8,406
* SLM Corp.	724,811	8,125
Synchrony Financial	241,273	8,090
Jones Lang LaSalle Inc.	45,890	8,014
Raymond James Financial Inc.	89,465	7,999
Unum Group	166,461	7,925
American Financial Group Inc.	69,403	7,788
Equity LifeStyle Properties Inc.	87,665	7,694
Brown & Brown Inc.	286,470	7,288
* Howard Hughes Corp.	52,186	7,261
Commerce Bancshares Inc.	120,211	7,202
WR Berkley Corp.	97,378	7,079
Extra Space Storage Inc.	79,539	6,949
Weyerhaeuser Co.	198,402	6,944
Principal Financial Group Inc.	113,318	6,902
Prologis Inc.	109,443	6,894
Loews Corp.	138,528	6,889
Assurant Inc.	74,828	6,840

* Signature Bank	46,809	6,645
Broadridge Financial Solutions Inc.	58,618	6,430
Popular Inc.	153,360	6,383
* CoreLogic Inc.	135,662	6,136
* Worldpay Inc. Class A	73,951	6,082
First Horizon National Corp.	319,147	6,010
Douglas Emmett Inc.	159,344	5,857
Hanover Insurance Group Inc.	49,487	5,834
Franklin Resources Inc.	165,917	5,754
American Homes 4 Rent Class A	280,681	5,636
Apartment Investment & Management Co.	137,720	5,612
Affiliated Managers Group Inc.	29,391	5,572
Lamar Advertising Co. Class A	85,598	5,449
Jack Henry & Associates Inc.	44,906	5,431
Digital Realty Trust Inc.	51,444	5,421
GGP Inc.	262,575	5,372
White Mountains Insurance Group Ltd.	6,415	5,276
Host Hotels & Resorts Inc.	279,419	5,208
Federal Realty Investment Trust	44,803	5,202
Dun & Bradstreet Corp.	43,819	5,127
Cullen/Frost Bankers Inc.	47,296	5,017
Mid-America Apartment Communities Inc.	53,974	4,925
Forest City Realty Trust Inc. Class A	241,109	4,885
Alexandria Real Estate Equities Inc.	38,539	4,813
Eaton Vance Corp.	86,022	4,789
Associated Banc-Corp	176,683	4,391
TFS Financial Corp.	271,733	3,992
BOK Financial Corp.	38,481	3,809
Camden Property Trust	42,323	3,563
Interactive Brokers Group Inc.	51,120	3,437
* FleetCor Technologies Inc.	16,437	3,328
Hartford Financial Services Group Inc.	64,171	3,306
Macerich Co.	55,400	3,103
CNA Financial Corp.	61,718	3,046
Hospitality Properties Trust	118,958	3,014
SL Green Realty Corp.	30,058	2,911
* Equity Commonwealth	89,489	2,745
Leucadia National Corp.	120,270	2,734
Alliance Data Systems Corp.	11,592	2,467
Retail Properties of America Inc.	207,609	2,421
Invitation Homes Inc.	104,734	2,391
People's United Financial Inc.	116,625	2,176
Marsh & McLennan Cos. Inc.	25,632	2,117
Northern Trust Corp.	19,091	1,969
Legg Mason Inc.	46,914	1,907
Annaly Capital Management Inc.	174,332	1,818
* Brighthouse Financial Inc.	34,144	1,755
* Western Alliance Bancorp	29,080	1,690
Bank of Hawaii Corp.	20,064	1,667
Realty Income Corp.	31,800	1,645
Paramount Group Inc.	114,342	1,628
Navient Corp.	123,033	1,614
* Athene Holding Ltd. Class A	27,377	1,309
Ally Financial Inc.	46,442	1,261
Invesco Ltd.	36,848	1,179
PacWest Bancorp	23,001	1,139
FNF Group	25,471	1,019

Santander Consumer USA Holdings Inc.	61,229	998
New York Community Bancorp Inc.	76,200	993
* Zillow Group Inc.	18,178	978
Lazard Ltd. Class A	18,503	973
* WEX Inc.	6,083	953
Iron Mountain Inc.	26,870	883
* SVB Financial Group	3,555	853
Vornado Realty Trust	12,200	821
* TransUnion	13,349	758
* OneMain Holdings Inc.	24,416	731
* Euronet Worldwide Inc.	8,844	698
CoreCivic Inc.	35,742	698
* Credit Acceptance Corp.	2,050	677
Taubman Centers Inc.	11,122	633
* Square Inc.	12,700	625
AGNC Investment Corp.	30,389	575
VICI Properties Inc.	30,029	550
* Quality Care Properties Inc.	24,236	471
Park Hotels & Resorts Inc.	15,400	416
Western Union Co.	15,396	296
* Zillow Group Inc. Class A	5,100	275
Weingarten Realty Investors	6,500	183
Citizens Financial Group Inc.	714	30
MFA Financial Inc.	2,307	17
		1,924,880
Health Care (12.8%)
Johnson & Johnson	964,030	123,540
Pfizer Inc.	2,038,841	72,358
UnitedHealth Group Inc.	328,174	70,229
AbbVie Inc.	547,331	51,805
Merck & Co. Inc.	889,705	48,462
Amgen Inc.	264,967	45,172
Medtronic plc	458,248	36,761
Gilead Sciences Inc.	484,401	36,519
Bristol-Myers Squibb Co.	551,378	34,875
Thermo Fisher Scientific Inc.	153,934	31,781
Abbott Laboratories	529,605	31,734
Becton Dickinson and Co.	122,901	26,633
Eli Lilly & Co.	322,971	24,988
* Biogen Inc.	91,053	24,932
* Celgene Corp.	274,430	24,482
Aetna Inc.	143,481	24,248
Anthem Inc.	108,626	23,865
Danaher Corp.	231,447	22,661
Zoetis Inc.	240,279	20,066
* Express Scripts Holding Co.	286,518	19,793
Allergan plc	115,679	19,468
* Boston Scientific Corp.	712,178	19,457
* Vertex Pharmaceuticals Inc.	116,518	18,990
Cigna Corp.	108,607	18,218
Humana Inc.	67,376	18,113
Stryker Corp.	109,046	17,548
Agilent Technologies Inc.	192,643	12,888
* Laboratory Corp. of America Holdings	68,866	11,139
* Illumina Inc.	44,392	10,495
McKesson Corp.	73,199	10,312
Teleflex Inc.	39,319	10,026

Baxter International Inc.	153,258	9,968
Zimmer Biomet Holdings Inc.	88,957	9,700
* Regeneron Pharmaceuticals Inc.	27,756	9,558
Cooper Cos. Inc.	40,631	9,297
AmerisourceBergen Corp. Class A	106,401	9,173
Cardinal Health Inc.	145,261	9,105
* Incyte Corp.	101,767	8,480
PerkinElmer Inc.	109,261	8,273
* Intuitive Surgical Inc.	19,834	8,188
* Henry Schein Inc.	109,618	7,367
* QIAGEN NV	226,580	7,321
Quest Diagnostics Inc.	72,665	7,288
Universal Health Services Inc. Class B	59,978	7,102
* Centene Corp.	66,211	7,076
* Charles River Laboratories International Inc.	61,061	6,518
* Cerner Corp.	111,084	6,443
* Mylan NV	146,782	6,043
Bio-Techne Corp.	38,893	5,874
* Varian Medical Systems Inc.	44,348	5,439
* Edwards Lifesciences Corp.	37,605	5,247
* IQVIA Holdings Inc.	53,241	5,223
Dentsply Sirona Inc.	98,986	4,980
* Ionis Pharmaceuticals Inc.	105,070	4,631
Bruker Corp.	137,767	4,122
* Alnylam Pharmaceuticals Inc.	33,758	4,021
* Align Technology Inc.	10,983	2,758
Perrigo Co. plc	29,800	2,483
* Alexion Pharmaceuticals Inc.	22,097	2,463
* ABIOMED Inc.	7,504	2,184
* DexCom Inc.	28,989	2,150
* IDEXX Laboratories Inc.	11,217	2,147
* BioMarin Pharmaceutical Inc.	21,794	1,767
Patterson Cos. Inc.	72,937	1,621
* Alkermes plc	26,091	1,512
* Bio-Rad Laboratories Inc. Class A	5,505	1,377
HCA Healthcare Inc.	13,426	1,302
* WellCare Health Plans Inc.	6,369	1,233
* DaVita Inc.	17,261	1,138
* Hologic Inc.	29,781	1,113
* Veeva Systems Inc. Class A	15,228	1,112
* Seattle Genetics Inc.	20,603	1,078
* ACADIA Pharmaceuticals Inc.	45,031	1,012
* Exelixis Inc.	43,719	968
* Neurocrine Biosciences Inc.	11,601	962
* United Therapeutics Corp.	8,458	950
* Premier Inc. Class A	21,621	677
* Agios Pharmaceuticals Inc.	8,200	671
* Akorn Inc.	34,634	648
* TESARO Inc.	10,829	619
* athenahealth Inc.	3,921	561
* Intercept Pharmaceuticals Inc.	8,208	505
* MEDNAX Inc.	7,821	435
* Varex Imaging Corp.	11,984	429
* Acadia Healthcare Co. Inc.	7,822	306
* Brookdale Senior Living Inc.	44,299	297
* Mallinckrodt plc	20,349	295
* Envision Healthcare Corp.	7,627	293

* Endo International plc	46,383	275
* OPKO Health Inc.	62,100	197
* Intrexon Corp.	3,701	57
* LifePoint Health Inc.	318	15
		1,175,605
Materials & Processing (3.4%)
DowDuPont Inc.	755,615	48,140
Monsanto Co.	178,022	20,773
Ecolab Inc.	115,934	15,891
Sherwin-Williams Co.	40,058	15,708
Praxair Inc.	103,342	14,912
LyondellBasell Industries NV Class A	132,695	14,023
Newmont Mining Corp.	297,030	11,605
FMC Corp.	132,448	10,142
Celanese Corp. Class A	99,812	10,002
Vulcan Materials Co.	85,590	9,772
Martin Marietta Materials Inc.	46,652	9,671
Southern Copper Corp.	165,670	8,976
Owens Corning	104,758	8,423
Albemarle Corp.	90,452	8,389
Lennox International Inc.	40,714	8,321
Ball Corp.	200,108	7,946
Fastenal Co.	125,785	6,867
* Crown Holdings Inc.	134,404	6,821
* Freeport-McMoRan Inc.	358,677	6,302
Westlake Chemical Corp.	54,946	6,107
Sealed Air Corp.	136,985	5,862
Air Products & Chemicals Inc.	32,969	5,243
* Armstrong World Industries Inc.	93,115	5,242
Scotts Miracle-Gro Co.	50,683	4,346
Valmont Industries Inc.	27,984	4,094
Nucor Corp.	66,785	4,080
Reliance Steel & Aluminum Co.	46,208	3,962
WR Grace & Co.	55,735	3,413
Packaging Corp. of America	26,568	2,994
* Owens-Illinois Inc.	126,139	2,732
PPG Industries Inc.	23,100	2,578
Eagle Materials Inc.	21,140	2,179
International Paper Co.	35,971	1,922
Mosaic Co.	78,922	1,916
* AdvanSix Inc.	50,136	1,744
* Alcoa Corp.	37,535	1,688
CF Industries Holdings Inc.	41,725	1,574
Eastman Chemical Co.	14,072	1,486
WestRock Co.	22,602	1,450
* Axalta Coating Systems Ltd.	43,769	1,321
* Berry Global Group Inc.	23,589	1,293
United States Steel Corp.	30,735	1,082
* Univar Inc.	23,224	644
Versum Materials Inc.	16,484	620
Royal Gold Inc.	5,985	514
* USG Corp.	9,301	376
Acuity Brands Inc.	2,300	320
* Platform Specialty Products Corp.	30,253	291
Hexcel Corp.	3,533	228

	Tahoe Resources Inc.	9,200	43
			314,028
Other (0.0%)
*	Dropbox Inc. Class A	1,846	58
*,2 Herbalife Ltd. CVR		1,809	17
			75
Producer Durables (10.8%)
	Boeing Co.	225,405	73,906
	Union Pacific Corp.	296,484	39,856
	United Technologies Corp.	279,693	35,191
	3M Co.	154,044	33,816
	FedEx Corp.	113,273	27,198
	General Dynamics Corp.	114,543	25,303
	Accenture plc Class A	164,778	25,293
	Northrop Grumman Corp.	72,150	25,189
	Honeywell International Inc.	168,320	24,324
	Illinois Tool Works Inc.	140,947	22,081
	CSX Corp.	382,766	21,324
	Caterpillar Inc.	134,690	19,851
	Delta Air Lines Inc.	347,682	19,056
	Southwest Airlines Co.	310,576	17,790
	Raytheon Co.	80,822	17,443
	Norfolk Southern Corp.	127,762	17,347
	Lockheed Martin Corp.	47,222	15,958
	United Parcel Service Inc. Class B	148,626	15,555
*	Copart Inc.	296,457	15,099
	Roper Technologies Inc.	51,607	14,486
*	Mettler-Toledo International Inc.	24,580	14,134
*	United Continental Holdings Inc.	191,800	13,324
*	Verisk Analytics Inc. Class A	125,875	13,091
*	Waters Corp.	64,881	12,889
	Deere & Co.	82,823	12,864
	Cintas Corp.	70,616	12,046
	TransDigm Group Inc.	38,542	11,830
	Waste Management Inc.	140,109	11,786
	Old Dominion Freight Line Inc.	78,902	11,596
	Huntington Ingalls Industries Inc.	44,901	11,574
	Parker-Hannifin Corp.	67,377	11,523
	L3 Technologies Inc.	53,889	11,209
	Emerson Electric Co.	164,064	11,206
	General Electric Co.	823,275	11,098
	AMETEK Inc.	143,005	10,864
	IDEX Corp.	71,688	10,216
	Textron Inc.	170,296	10,042
	Rockwell Collins Inc.	73,559	9,919
	Eaton Corp. plc	120,083	9,596
	PACCAR Inc.	142,675	9,441
	Automatic Data Processing Inc.	81,561	9,256
	BWX Technologies Inc.	143,634	9,125
	JB Hunt Transport Services Inc.	76,689	8,984
	Fortive Corp.	115,723	8,971
	Expeditors International of Washington Inc.	138,133	8,744
	Toro Co.	131,898	8,237
	FLIR Systems Inc.	164,529	8,228
	Landstar System Inc.	73,936	8,107
	Cummins Inc.	47,769	7,743

WW Grainger Inc.	26,754	7,552
Jacobs Engineering Group Inc.	121,987	7,215
* HD Supply Holdings Inc.	185,438	7,035
Xylem Inc.	86,943	6,688
* Middleby Corp.	53,688	6,646
Wabtec Corp.	80,447	6,548
AGCO Corp.	98,700	6,401
Johnson Controls International plc	178,600	6,294
ManpowerGroup Inc.	54,486	6,271
Oshkosh Corp.	80,575	6,226
Carlisle Cos. Inc.	59,577	6,220
* Keysight Technologies Inc.	117,564	6,159
* Welbilt Inc.	310,377	6,037
Robert Half International Inc.	96,924	5,611
Genpact Ltd.	165,541	5,296
* CoStar Group Inc.	13,952	5,060
Donaldson Co. Inc.	102,283	4,608
* Zebra Technologies Corp.	31,802	4,426
Orbital ATK Inc.	33,013	4,378
Terex Corp.	111,835	4,184
Xerox Corp.	144,122	4,148
Stanley Black & Decker Inc.	26,735	4,096
MSC Industrial Direct Co. Inc. Class A	41,610	3,816
Graco Inc.	82,821	3,787
Flowserve Corp.	87,374	3,786
CH Robinson Worldwide Inc.	39,317	3,684
* Stericycle Inc.	56,888	3,330
ITT Inc.	64,187	3,144
* Conduent Inc.	143,284	2,671
Allison Transmission Holdings Inc.	64,572	2,522
Arconic Inc.	78,271	1,803
* Sensata Technologies Holding plc	33,614	1,742
* AECOM	45,020	1,604
* Quanta Services Inc.	45,748	1,571
* Kirby Corp.	18,077	1,391
Republic Services Inc. Class A	19,556	1,295
* Trimble Inc.	35,936	1,289
* United Rentals Inc.	7,128	1,231
* Gardner Denver Holdings Inc.	38,697	1,187
* WESCO International Inc.	17,477	1,084
* Spirit Airlines Inc.	28,300	1,069
* XPO Logistics Inc.	8,266	842
* Teledyne Technologies Inc.	4,213	789
* JetBlue Airways Corp.	36,653	745
* Genesee & Wyoming Inc. Class A	9,051	641
ADT Inc.	59,156	469
Pentair plc	6,124	417
Ryder System Inc.	5,166	376
Spirit AeroSystems Holdings Inc. Class A	4,357	365
* Gates Industrial Corp. plc	18,157	318
* Colfax Corp.	9,785	312
* Clean Harbors Inc.	5,702	278
American Airlines Group Inc.	4,847	252
Fluor Corp.	3,441	197
		988,815
Technology (20.7%)
Apple Inc.	1,899,330	318,670

Microsoft Corp.	2,696,788	246,136
* Facebook Inc. Class A	814,726	130,185
* Alphabet Inc. Class C	107,804	111,231
* Alphabet Inc. Class A	106,208	110,153
Intel Corp.	1,706,584	88,879
Cisco Systems Inc.	1,617,702	69,383
NVIDIA Corp.	235,253	54,482
Oracle Corp.	1,072,296	49,058
International Business Machines Corp.	300,425	46,094
* Adobe Systems Inc.	206,480	44,616
Texas Instruments Inc.	389,186	40,433
Broadcom Ltd.	145,562	34,302
* salesforce.com Inc.	280,270	32,595
Applied Materials Inc.	529,275	29,433
QUALCOMM Inc.	491,374	27,227
Intuit Inc.	126,429	21,916
* Micron Technology Inc.	392,376	20,458
Cognizant Technology Solutions Corp. Class A	249,738	20,104
Activision Blizzard Inc.	292,430	19,727
Lam Research Corp.	96,753	19,656
* Autodesk Inc.	133,187	16,726
DXC Technology Co.	148,213	14,900
Amphenol Corp. Class A	165,003	14,212
Hewlett Packard Enterprise Co.	795,355	13,951
Corning Inc.	464,584	12,953
Analog Devices Inc.	125,312	11,420
* Cadence Design Systems Inc.	307,738	11,316
* Synopsys Inc.	133,855	11,142
Teradyne Inc.	235,865	10,781
* Citrix Systems Inc.	109,210	10,135
KLA-Tencor Corp.	90,426	9,857
HP Inc.	434,070	9,515
Western Digital Corp.	98,249	9,065
* NXP Semiconductors NV	75,984	8,890
* Teradata Corp.	220,280	8,738
NetApp Inc.	137,603	8,489
* Arrow Electronics Inc.	108,602	8,365
Symantec Corp.	315,666	8,160
CDK Global Inc.	120,248	7,616
* ServiceNow Inc.	45,590	7,543
Dolby Laboratories Inc. Class A	115,638	7,350
DST Systems Inc.	84,904	7,102
CSRA Inc.	171,247	7,060
Juniper Networks Inc.	288,825	7,027
* Electronic Arts Inc.	55,354	6,711
* Twitter Inc.	214,695	6,228
Xilinx Inc.	81,750	5,906
* Gartner Inc.	44,603	5,246
SS&C Technologies Holdings Inc.	85,064	4,563
Avnet Inc.	106,816	4,461
* Workday Inc. Class A	34,261	4,355
* IAC/InterActiveCorp	27,461	4,294
Microchip Technology Inc.	43,580	3,981
Skyworks Solutions Inc.	38,209	3,831
Motorola Solutions Inc.	36,182	3,810
CA Inc.	109,686	3,718
* NCR Corp.	111,065	3,501

* VeriSign Inc.	29,331	3,477
* CommScope Holding Co. Inc.	85,983	3,437
* Palo Alto Networks Inc.	17,984	3,264
* Dell Technologies Inc. Class V	41,725	3,055
* Black Knight Inc.	52,083	2,453
Harris Corp.	13,240	2,135
* Red Hat Inc.	13,662	2,043
* PTC Inc.	25,683	2,004
* Advanced Micro Devices Inc.	189,179	1,901
* ANSYS Inc.	12,062	1,890
* ON Semiconductor Corp.	75,178	1,839
* Nutanix Inc.	36,620	1,798
* Fortinet Inc.	33,157	1,777
* Qorvo Inc.	24,803	1,747
* Splunk Inc.	16,859	1,659
* Match Group Inc.	36,370	1,616
* IPG Photonics Corp.	6,759	1,577
* GoDaddy Inc. Class A	24,069	1,478
* Akamai Technologies Inc.	19,952	1,416
* Tableau Software Inc. Class A	16,863	1,363
* Arista Networks Inc.	5,290	1,351
* Guidewire Software Inc.	14,660	1,185
* VMware Inc. Class A	9,292	1,127
* Atlassian Corp. plc Class A	19,476	1,050
Leidos Holdings Inc.	15,371	1,005
* IHS Markit Ltd.	18,424	889
Amdocs Ltd.	11,987	800
* Zynga Inc. Class A	215,224	788
* Tyler Technologies Inc.	3,730	787
* Microsemi Corp.	11,757	761
* F5 Networks Inc.	5,162	746
* Nuance Communications Inc.	44,726	704
* Groupon Inc. Class A	151,535	658
* Manhattan Associates Inc.	15,234	638
* Cavium Inc.	7,958	632
* CommerceHub Inc.	23,928	538
* Ultimate Software Group Inc.	1,309	319
* CommerceHub Inc. Class A	14,126	318
* ARRIS International plc	11,829	314
* FireEye Inc.	18,481	313
* EchoStar Corp. Class A	5,626	297
* Take-Two Interactive Software Inc.	2,870	281
* Coherent Inc.	1,467	275
* Inovalon Holdings Inc. Class A	11,500	122
		1,895,483
Utilities (4.5%)
AT&T Inc.	2,175,360	77,552
Verizon Communications Inc.	1,449,208	69,301
NextEra Energy Inc.	177,540	28,998
Duke Energy Corp.	310,744	24,073
Dominion Energy Inc.	226,578	15,278
Exelon Corp.	351,421	13,709
Sempra Energy	116,390	12,945
* T-Mobile US Inc.	198,192	12,098
WEC Energy Group Inc.	187,296	11,744
Consolidated Edison Inc.	141,599	11,036
Edison International	162,181	10,324

	Eversource Energy			172,448	10,161
	American Water Works Co. Inc.			117,032	9,612
	CMS Energy Corp.			190,417	8,624
	Atmos Energy Corp.			83,514	7,035
	UGI Corp.			154,238	6,851
	FirstEnergy Corp.			196,592	6,686
	NiSource Inc.			276,272	6,606
	PG&E Corp.			145,072	6,373
	Aqua America Inc.			183,416	6,247
	DTE Energy Co.			56,142	5,861
	CenterPoint Energy Inc.			213,368	5,846
	Public Service Enterprise Group Inc.			115,498	5,803
	Southern Co.			124,573	5,563
	Telephone & Data Systems Inc.			167,926	4,707
	American Electric Power Co. Inc.			60,633	4,159
	AES Corp.			342,688	3,896
*	Sprint Corp.			762,780	3,722
*	Zayo Group Holdings Inc.			98,642	3,370
*	United States Cellular Corp.			72,355	2,908
	SCANA Corp.			73,989	2,778
	Alliant Energy Corp.			66,238	2,707
	NRG Energy Inc.			81,065	2,475
	Entergy Corp.			28,447	2,241
	CenturyLink Inc.			5,837	96
					411,385
Total Common Stocks (Cost $3,871,698)					9,136,787

		Coupon
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)
3	Vanguard Market Liquidity Fund	1.775%		135,168	13,517

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	1.642%	6/7/18	1,000	997
	United States Treasury Bill	1.633%	6/14/18	1,000	997
4	United States Treasury Bill	1.475%-1.509%	6/21/18	600	598
4	United States Treasury Bill	1.541%	6/28/18	500	498
4	United States Treasury Bill	1.882%	8/9/18	1,000	993
4	United States Treasury Bill	1.801%	8/16/18	200	198
					4,281
Total Temporary Cash Investments (Cost $17,798)					17,798
Total Investments (100.0%) (Cost $3,889,496)					9,154,585
Other Assets and Liabilities-Net (0.0%)					(175)
Net Assets (100%)					9,154,410

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $781,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	130	17,180 (210)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,136,770	—	17
Temporary Cash Investments	13,517	4,281	—
Futures Contracts—Assets[1]	230	—	—
Total	9,150,517	4,281	17
1 Represents variation margin on the last day of the reporting period.

Tax-Managed Capital Appreciation Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At March 31, 2018, the cost of investment securities for tax purposes was $3,889,496,000. Net unrealized appreciation of investment securities for tax purposes was $5,265,089,000, consisting of unrealized gains of $5,275,166,000 on securities that had risen in value since their purchase and $10,077,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Balanced Fund

Schedule of Investments (unaudited)
As of March 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (47.1%)1
Consumer Discretionary (6.9%)
*	Amazon.com Inc.	29,864	43,223
	Home Depot Inc.	87,299	15,560
	Comcast Corp. Class A	334,889	11,443
	Walt Disney Co.	112,666	11,316
	Walmart Inc.	105,249	9,364
	McDonald's Corp.	59,574	9,316
*	Netflix Inc.	30,467	8,998
*	Booking Holdings Inc.	3,735	7,770
	NIKE Inc. Class B	93,628	6,221
	Costco Wholesale Corp.	30,493	5,746
	Starbucks Corp.	95,723	5,541
	Lowe's Cos. Inc.	58,497	5,133
	Time Warner Inc.	52,661	4,981
*	Charter Communications Inc. Class A	14,241	4,432
	Marriott International Inc. Class A	28,686	3,901
*	eBay Inc.	95,461	3,841
	TJX Cos. Inc.	42,486	3,465
	General Motors Co.	94,300	3,427
*	Dollar Tree Inc.	34,634	3,287
*	Tesla Inc.	11,835	3,150
	Twenty-First Century Fox Inc. Class A	76,951	2,823
	Ford Motor Co.	252,000	2,792
	Estee Lauder Cos. Inc. Class A	17,818	2,668
	Ross Stores Inc.	33,108	2,582
*	LKQ Corp.	60,885	2,311
*	Mohawk Industries Inc.	9,516	2,210
*	O'Reilly Automotive Inc.	8,833	2,185
	CBS Corp. Class B	41,216	2,118
	Dollar General Corp.	21,792	2,039
	Yum! Brands Inc.	23,005	1,958
	VF Corp.	26,400	1,957
	Domino's Pizza Inc.	8,345	1,949
*	AutoZone Inc.	2,966	1,924
*	NVR Inc.	672	1,882
	MGM Resorts International	52,646	1,844
	Royal Caribbean Cruises Ltd.	15,347	1,807
	Lear Corp.	9,633	1,793
	Sirius XM Holdings Inc.	285,925	1,784
*	Visteon Corp.	15,549	1,714
	Target Corp.	24,067	1,671
	Carnival Corp.	24,050	1,577
	DR Horton Inc.	34,933	1,531
*	Live Nation Entertainment Inc.	34,960	1,473
	Las Vegas Sands Corp.	20,000	1,438
	Yum China Holdings Inc.	34,065	1,414
	Thor Industries Inc.	11,733	1,351
*	WABCO Holdings Inc.	9,848	1,318
	Lennar Corp. Class A	22,169	1,307
	Hilton Worldwide Holdings Inc.	16,450	1,296

Tapestry Inc.	24,420	1,285
Wyndham Worldwide Corp.	11,225	1,285
PVH Corp.	8,403	1,272
* ServiceMaster Global Holdings Inc.	24,958	1,269
* Madison Square Garden Co. Class A	5,155	1,267
Expedia Group Inc.	11,176	1,234
Newell Brands Inc.	46,113	1,175
* Ulta Beauty Inc.	5,636	1,151
News Corp. Class A	71,840	1,135
* Lululemon Athletica Inc.	12,633	1,126
Fortune Brands Home & Security Inc.	18,483	1,088
Best Buy Co. Inc.	15,300	1,071
Gentex Corp.	46,360	1,067
Service Corp. International	26,808	1,012
Twenty-First Century Fox Inc.	27,500	1,000
* Norwegian Cruise Line Holdings Ltd.	18,199	964
Aptiv plc	11,093	943
* Liberty Media Corp-Liberty SiriusXM Class C	23,005	940
Wynn Resorts Ltd.	4,991	910
Wendy's Co.	51,618	906
* Hilton Grand Vacations Inc.	19,558	841
Dunkin' Brands Group Inc.	13,942	832
* Liberty Media Corp-Liberty SiriusXM Class A	20,216	831
* CarMax Inc.	13,334	826
Tractor Supply Co.	12,514	789
Advance Auto Parts Inc.	6,304	747
Kohl's Corp.	11,385	746
* Liberty Broadband Corp.	7,992	685
Omnicom Group Inc.	9,279	674
Lions Gate Entertainment Corp. Class B	25,277	609
Vail Resorts Inc.	2,700	599
Polaris Industries Inc.	5,200	596
John Wiley & Sons Inc. Class A	9,018	574
Gap Inc.	17,685	552
* DISH Network Corp. Class A	14,505	550
* Liberty Expedia Holdings Inc. Class A	13,903	546
* Liberty Broadband Corp. Class A	6,284	533
Harley-Davidson Inc.	12,290	527
* GCI Liberty Inc. Class A	9,860	521
AMERCO	1,504	519
* Bright Horizons Family Solutions Inc.	5,190	518
Hanesbrands Inc.	27,600	508
* Liberty Interactive Corp. QVC Group Class A	20,123	507
Coty Inc. Class A	25,652	469
* Under Armour Inc. Class A	27,560	451
BorgWarner Inc.	8,952	450
* AutoNation Inc.	9,611	450
* Liberty Media Corp-Liberty Formula One Class C	13,791	425
* TripAdvisor Inc.	10,395	425
* Michael Kors Holdings Ltd.	6,846	425
* Skechers U.S.A. Inc. Class A	10,811	420
* Burlington Stores Inc.	2,917	388
Hasbro Inc.	4,500	379
* Discovery Communications Inc.	18,358	358
Genuine Parts Co.	3,903	351
Hyatt Hotels Corp. Class A	4,521	345
Ralph Lauren Corp. Class A	3,073	344

Tiffany & Co.	3,500	342
Darden Restaurants Inc.	3,980	339
* Murphy USA Inc.	4,646	338
Adient plc	5,647	337
* Chipotle Mexican Grill Inc. Class A	1,019	329
Dillard's Inc. Class A	3,953	318
Whirlpool Corp.	2,008	307
* Urban Outfitters Inc.	8,257	305
* Floor & Decor Holdings Inc. Class A	5,674	296
* Under Armour Inc. Class C	19,848	285
Aramark	7,098	281
Nielsen Holdings plc	8,237	262
Nordstrom Inc.	5,400	261
Lions Gate Entertainment Corp. Class A	10,046	260
Interpublic Group of Cos. Inc.	10,283	237
Bed Bath & Beyond Inc.	10,100	212
Williams-Sonoma Inc.	4,000	211
* Fitbit Inc. Class A	37,908	193
Brinker International Inc.	5,137	185
PulteGroup Inc.	6,000	177
Delphi Technologies plc	3,697	176
* Sally Beauty Holdings Inc.	10,053	165
Mattel Inc.	12,545	165
* Avis Budget Group Inc.	3,466	162
* Michaels Cos. Inc.	8,133	160
Goodyear Tire & Rubber Co.	5,972	159
* AMC Networks Inc. Class A	2,974	154
* Liberty Media Corp-Liberty Formula One Class A	5,114	150
Viacom Inc. Class B	4,424	137
* Tempur Sealy International Inc.	2,765	125
* Vista Outdoor Inc.	7,611	124
* Wayfair Inc.	1,803	122
KAR Auction Services Inc.	2,200	119
Toll Brothers Inc.	2,401	104
Leggett & Platt Inc.	2,300	102
Penske Automotive Group Inc.	2,200	98
Garmin Ltd.	1,500	88
* Pandora Media Inc.	17,473	88
* Discovery Communications Inc. Class A	3,841	82
* Hertz Global Holdings Inc.	3,462	69
Lennar Corp. Class B	1,151	55
H&R Block Inc.	1,700	43
Carter's Inc.	400	42
* Dropbox Inc. Class A	462	14
Entercom Communications Corp. Class A	171	2
		275,421
Consumer Staples (3.0%)
Procter & Gamble Co.	195,427	15,493
Coca-Cola Co.	280,264	12,172
Philip Morris International Inc.	116,249	11,555
PepsiCo Inc.	93,764	10,234
Altria Group Inc.	141,180	8,798
CVS Health Corp.	75,992	4,727
Colgate-Palmolive Co.	64,670	4,636
Mondelez International Inc. Class A	109,437	4,567
* Monster Beverage Corp.	70,296	4,022
Walgreens Boots Alliance Inc.	58,778	3,848

Constellation Brands Inc. Class A	12,887	2,937
Kimberly-Clark Corp.	22,621	2,491
Kraft Heinz Co.	39,559	2,464
Tyson Foods Inc. Class A	27,013	1,977
Dr Pepper Snapple Group Inc.	16,512	1,955
* Herbalife Ltd.	18,997	1,852
Sysco Corp.	28,697	1,721
* Blue Buffalo Pet Products Inc.	39,334	1,566
Archer-Daniels-Midland Co.	35,973	1,560
Brown-Forman Corp. Class B	28,063	1,527
* US Foods Holding Corp.	46,482	1,523
Kroger Co.	58,600	1,403
McCormick & Co. Inc.	12,780	1,360
Clorox Co.	10,000	1,331
Hershey Co.	13,200	1,306
Church & Dwight Co. Inc.	25,710	1,295
General Mills Inc.	28,409	1,280
Ingredion Inc.	9,319	1,201
JM Smucker Co.	9,651	1,197
Molson Coors Brewing Co. Class B	14,200	1,070
Hormel Foods Corp.	30,684	1,053
* Post Holdings Inc.	11,202	849
Kellogg Co.	11,475	746
Conagra Brands Inc.	18,122	668
Bunge Ltd.	7,914	585
* Hain Celestial Group Inc.	15,386	493
* Sprouts Farmers Market Inc.	18,525	435
Energizer Holdings Inc.	6,965	415
* Pilgrim's Pride Corp.	16,490	406
Lamb Weston Holdings Inc.	5,600	326
* Edgewell Personal Care Co.	5,583	273
Pinnacle Foods Inc.	2,000	108
Flowers Foods Inc.	4,800	105
* TreeHouse Foods Inc.	2,669	102
Casey's General Stores Inc.	200	22
		119,654
Energy (2.6%)
Exxon Mobil Corp.	303,615	22,653
Chevron Corp.	135,332	15,433
Schlumberger Ltd.	100,467	6,508
ConocoPhillips	84,912	5,034
EOG Resources Inc.	44,956	4,732
Phillips 66	32,275	3,096
Pioneer Natural Resources Co.	17,381	2,986
* Concho Resources Inc.	19,466	2,926
Valero Energy Corp.	31,400	2,913
Halliburton Co.	59,825	2,808
Marathon Petroleum Corp.	34,482	2,521
Anadarko Petroleum Corp.	32,492	1,963
Kinder Morgan Inc.	126,000	1,898
* Continental Resources Inc.	30,535	1,800
Occidental Petroleum Corp.	26,766	1,739
* Transocean Ltd.	128,844	1,276
* Diamondback Energy Inc.	10,060	1,273
* Cheniere Energy Inc.	22,743	1,216
Williams Cos. Inc.	48,200	1,198
Andeavor	11,100	1,116

* Energen Corp.	15,513	975
Marathon Oil Corp.	57,682	930
Cimarex Energy Co.	9,876	923
Noble Energy Inc.	28,498	863
Devon Energy Corp.	26,954	857
ONEOK Inc.	14,884	847
Hess Corp.	16,730	847
EQT Corp.	17,576	835
* Newfield Exploration Co.	32,554	795
National Oilwell Varco Inc.	21,529	792
Cabot Oil & Gas Corp.	31,004	743
HollyFrontier Corp.	12,392	605
* Parsley Energy Inc. Class A	19,757	573
* Antero Resources Corp.	28,258	561
Helmerich & Payne Inc.	7,915	527
Patterson-UTI Energy Inc.	28,702	503
RPC Inc.	26,456	477
* RSP Permian Inc.	8,613	404
* WPX Energy Inc.	26,756	395
* Centennial Resource Development Inc. Class A	20,988	385
* CNX Resources Corp.	24,551	379
Valvoline Inc.	17,015	377
Apache Corp.	9,138	352
Baker Hughes a GE Co.	11,650	324
* Chesapeake Energy Corp.	105,358	318
* Extraction Oil & Gas Inc.	26,874	308
PBF Energy Inc. Class A	7,200	244
* QEP Resources Inc.	24,495	240
* First Solar Inc.	3,002	213
* Laredo Petroleum Inc.	22,245	194
Murphy Oil Corp.	7,300	189
* Kosmos Energy Ltd.	23,587	149
* CONSOL Energy Inc.	4,924	143
* Weatherford International plc	52,044	119
Oceaneering International Inc.	6,257	116
Nabors Industries Ltd.	16,420	115
* Whiting Petroleum Corp.	3,256	110
* Southwestern Energy Co.	21,010	91
Range Resources Corp.	6,046	88
* Gulfport Energy Corp.	8,847	85
* Diamond Offshore Drilling Inc.	5,249	77
* Rowan Cos. plc Class A	4,859	56
SM Energy Co.	2,600	47
		103,260
Financial Services (9.9%)
* Berkshire Hathaway Inc. Class B	163,019	32,519
JPMorgan Chase & Co.	251,316	27,637
Bank of America Corp.	706,036	21,174
Wells Fargo & Co.	316,091	16,566
Visa Inc. Class A	133,119	15,924
Citigroup Inc.	193,936	13,091
Mastercard Inc. Class A	67,200	11,771
Goldman Sachs Group Inc.	30,493	7,680
* PayPal Holdings Inc.	96,753	7,341
American Express Co.	59,334	5,535
American Tower Corp.	33,519	4,872
Morgan Stanley	89,319	4,820

US Bancorp	95,072	4,801
Charles Schwab Corp.	89,405	4,669
American International Group Inc.	80,341	4,372
BlackRock Inc.	8,031	4,351
PNC Financial Services Group Inc.	27,240	4,120
Chubb Ltd.	28,302	3,871
Bank of New York Mellon Corp.	73,032	3,763
CME Group Inc.	22,295	3,606
Simon Property Group Inc.	23,328	3,601
* Fiserv Inc.	45,122	3,218
Aon plc	22,882	3,211
Crown Castle International Corp.	29,283	3,210
* E*TRADE Financial Corp.	57,840	3,205
* SBA Communications Corp. Class A	18,275	3,124
Capital One Financial Corp.	31,892	3,056
Progressive Corp.	44,997	2,742
MetLife Inc.	59,540	2,732
Prudential Financial Inc.	26,132	2,706
* Equity Commonwealth	87,095	2,671
Allstate Corp.	27,739	2,630
SunTrust Banks Inc.	38,620	2,628
S&P Global Inc.	13,731	2,623
Intercontinental Exchange Inc.	35,187	2,552
* SVB Financial Group	10,084	2,420
BB&T Corp.	46,119	2,400
State Street Corp.	23,798	2,373
Synchrony Financial	69,572	2,333
Moody's Corp.	14,200	2,290
Marsh & McLennan Cos. Inc.	27,497	2,271
* Markel Corp.	1,920	2,247
Travelers Cos. Inc.	15,946	2,214
Equinix Inc.	5,196	2,173
Public Storage	10,472	2,098
Equity Residential	33,625	2,072
Fidelity National Information Services Inc.	21,481	2,069
Prologis Inc.	32,800	2,066
* CBRE Group Inc. Class A	43,665	2,062
Comerica Inc.	20,958	2,010
MSCI Inc. Class A	13,176	1,969
* Square Inc.	39,533	1,945
* Howard Hughes Corp.	13,845	1,926
Global Payments Inc.	16,878	1,882
Zions Bancorporation	34,541	1,821
Discover Financial Services	24,229	1,743
Hartford Financial Services Group Inc.	33,742	1,738
* Arch Capital Group Ltd.	20,266	1,735
Aflac Inc.	39,174	1,714
Weyerhaeuser Co.	48,386	1,693
AvalonBay Communities Inc.	10,200	1,677
Total System Services Inc.	19,350	1,669
Alleghany Corp.	2,688	1,652
KeyCorp	84,218	1,646
Regions Financial Corp.	88,438	1,643
Loews Corp.	32,874	1,635
First Republic Bank	17,226	1,595
Digital Realty Trust Inc.	15,110	1,592
Boston Properties Inc.	12,781	1,575

* Worldpay Inc. Class A	18,464	1,518
Torchmark Corp.	17,380	1,463
Equifax Inc.	12,213	1,439
Essex Property Trust Inc.	5,973	1,438
SEI Investments Co.	18,913	1,417
TD Ameritrade Holding Corp.	23,647	1,401
* Credit Acceptance Corp.	4,231	1,398
Huntington Bancshares Inc.	89,700	1,354
* Signature Bank	9,503	1,349
* Western Alliance Bancorp	22,875	1,329
Cboe Global Markets Inc.	11,525	1,315
Reinsurance Group of America Inc. Class A	8,395	1,293
Fifth Third Bancorp	40,475	1,285
* Zillow Group Inc.	23,878	1,285
East West Bancorp Inc.	20,444	1,279
Nasdaq Inc.	14,723	1,269
Lincoln National Corp.	16,530	1,208
Extra Space Storage Inc.	13,300	1,162
WR Berkley Corp.	15,951	1,160
Unum Group	24,293	1,157
Equity LifeStyle Properties Inc.	13,123	1,152
* TransUnion	19,983	1,135
Everest Re Group Ltd.	4,400	1,130
Synovus Financial Corp.	22,625	1,130
FactSet Research Systems Inc.	5,644	1,126
Realty Income Corp.	21,500	1,112
* First Data Corp. Class A	69,086	1,105
GGP Inc.	51,800	1,060
Vornado Realty Trust	15,600	1,050
RenaissanceRe Holdings Ltd.	7,551	1,046
Brown & Brown Inc.	41,088	1,045
Commerce Bancshares Inc.	17,378	1,041
Raymond James Financial Inc.	11,434	1,022
Ventas Inc.	19,800	981
* FleetCor Technologies Inc.	4,828	978
SL Green Realty Corp.	10,059	974
American Homes 4 Rent Class A	47,925	962
Assured Guaranty Ltd.	26,202	949
JBG SMITH Properties	27,687	933
M&T Bank Corp.	4,999	922
Assurant Inc.	10,042	918
Camden Property Trust	10,700	901
Douglas Emmett Inc.	24,033	883
Associated Banc-Corp	35,476	882
Jones Lang LaSalle Inc.	5,012	875
Host Hotels & Resorts Inc.	46,699	870
Kilroy Realty Corp.	12,189	865
Lamar Advertising Co. Class A	13,558	863
TCF Financial Corp.	37,574	857
Federal Realty Investment Trust	7,319	850
Mid-America Apartment Communities Inc.	9,294	848
Popular Inc.	19,791	824
Hanover Insurance Group Inc.	6,939	818
HCP Inc.	35,100	815
Alliance Data Systems Corp.	3,804	810
Forest City Realty Trust Inc. Class A	38,889	788
Welltower Inc.	14,303	779

Apartment Investment & Management Co.	18,776	765
White Mountains Insurance Group Ltd.	922	758
Morningstar Inc.	7,630	729
Northern Trust Corp.	6,972	719
Affiliated Managers Group Inc.	3,684	698
Regency Centers Corp.	11,800	696
Franklin Resources Inc.	19,575	679
Ally Financial Inc.	24,954	677
* Athene Holding Ltd. Class A	14,158	677
Citizens Financial Group Inc.	15,943	669
Dun & Bradstreet Corp.	5,400	632
Empire State Realty Trust Inc.	37,439	629
Principal Financial Group Inc.	9,590	584
Bank of the Ozarks	12,100	584
Legg Mason Inc.	14,354	583
Invesco Ltd.	17,511	561
T. Rowe Price Group Inc.	5,174	559
Invitation Homes Inc.	21,896	500
PacWest Bancorp	9,700	480
TFS Financial Corp.	32,290	474
First Hawaiian Inc.	16,576	461
People's United Financial Inc.	23,399	437
XL Group Ltd.	7,793	431
CNA Financial Corp.	8,693	429
Santander Consumer USA Holdings Inc.	26,145	426
First Horizon National Corp.	21,630	407
BOK Financial Corp.	4,040	400
* WEX Inc.	2,540	398
FNF Group	9,532	381
Broadridge Financial Solutions Inc.	3,431	376
* CoreLogic Inc.	7,561	342
Ameriprise Financial Inc.	2,293	339
Iron Mountain Inc.	10,300	338
Arthur J Gallagher & Co.	4,770	328
Cincinnati Financial Corp.	4,401	327
UDR Inc.	8,895	317
Park Hotels & Resorts Inc.	11,514	311
Alexandria Real Estate Equities Inc.	2,230	278
CIT Group Inc.	5,244	270
Western Union Co.	13,776	265
Lazard Ltd. Class A	5,025	264
New York Community Bancorp Inc.	19,700	257
Duke Realty Corp.	9,613	255
ProAssurance Corp.	5,000	243
Retail Properties of America Inc.	19,700	230
Jack Henry & Associates Inc.	1,832	222
Voya Financial Inc.	4,100	207
* OneMain Holdings Inc.	6,770	203
Leucadia National Corp.	8,733	198
Thomson Reuters Corp.	4,562	176
* Brighthouse Financial Inc.	3,422	176
* Euronet Worldwide Inc.	2,192	173
* Donnelley Financial Solutions Inc.	9,058	156
MarketAxess Holdings Inc.	700	152
* SLM Corp.	12,260	137
American Financial Group Inc.	1,120	126
Interactive Brokers Group Inc.	1,820	122

Macerich Co.	1,727	97
Liberty Property Trust	2,100	83
Paramount Group Inc.	4,666	66
* Zillow Group Inc. Class A	1,147	62
Willis Towers Watson plc	400	61
Axis Capital Holdings Ltd.	1,000	58
Sun Communities Inc.	600	55
CyrusOne Inc.	1,000	51
National Retail Properties Inc.	800	31
New Residential Investment Corp.	1,900	31
Healthcare Trust of America Inc. Class A	1,000	26
CubeSmart	900	25
Highwoods Properties Inc.	500	22
Cullen/Frost Bankers Inc.	200	21
Navient Corp.	1,600	21
VICI Properties Inc.	400	7
		398,086
Health Care (6.0%)
Johnson & Johnson	194,144	24,880
Pfizer Inc.	429,087	15,228
UnitedHealth Group Inc.	63,162	13,517
AbbVie Inc.	112,354	10,634
Merck & Co. Inc.	193,821	10,557
Amgen Inc.	54,353	9,266
Medtronic plc	102,810	8,247
Bristol-Myers Squibb Co.	119,260	7,543
Gilead Sciences Inc.	93,774	7,070
Abbott Laboratories	117,288	7,028
Thermo Fisher Scientific Inc.	27,667	5,712
* Celgene Corp.	59,682	5,324
Eli Lilly & Co.	65,500	5,068
* Biogen Inc.	17,130	4,691
Danaher Corp.	39,451	3,863
Aetna Inc.	22,455	3,795
Becton Dickinson and Co.	17,469	3,786
* Intuitive Surgical Inc.	8,929	3,686
Anthem Inc.	16,696	3,668
Stryker Corp.	22,549	3,629
Allergan plc	21,108	3,552
* Boston Scientific Corp.	128,320	3,506
Cigna Corp.	19,591	3,286
Zoetis Inc.	39,180	3,272
* Vertex Pharmaceuticals Inc.	18,431	3,004
Humana Inc.	10,348	2,782
HCA Healthcare Inc.	28,530	2,767
* Express Scripts Holding Co.	37,628	2,599
* Illumina Inc.	10,640	2,516
Baxter International Inc.	35,100	2,283
* Cerner Corp.	37,325	2,165
* Edwards Lifesciences Corp.	15,220	2,124
* Regeneron Pharmaceuticals Inc.	6,017	2,072
Agilent Technologies Inc.	29,707	1,987
* Laboratory Corp. of America Holdings	12,153	1,966
* Mylan NV	46,581	1,918
* Alexion Pharmaceuticals Inc.	16,957	1,890
McKesson Corp.	13,136	1,850
Cooper Cos. Inc.	6,988	1,599

Zimmer Biomet Holdings Inc.	13,970	1,523
* Varian Medical Systems Inc.	11,440	1,403
* QIAGEN NV	42,632	1,377
* DaVita Inc.	20,219	1,333
AmerisourceBergen Corp. Class A	14,706	1,268
* IDEXX Laboratories Inc.	6,503	1,245
PerkinElmer Inc.	16,358	1,239
Universal Health Services Inc. Class B	10,172	1,204
* BioMarin Pharmaceutical Inc.	13,634	1,105
* IQVIA Holdings Inc.	11,114	1,090
* Centene Corp.	10,048	1,074
* Incyte Corp.	12,568	1,047
Hill-Rom Holdings Inc.	11,772	1,024
* Align Technology Inc.	3,929	987
Cardinal Health Inc.	15,684	983
Dentsply Sirona Inc.	19,508	981
Bio-Techne Corp.	6,325	955
* ABIOMED Inc.	3,135	912
* Alkermes plc	14,695	852
* Hologic Inc.	21,686	810
Quest Diagnostics Inc.	8,019	804
Perrigo Co. plc	9,600	800
* Alnylam Pharmaceuticals Inc.	6,537	779
* Charles River Laboratories International Inc.	7,221	771
* Premier Inc. Class A	22,114	692
* Henry Schein Inc.	10,260	690
* athenahealth Inc.	4,671	668
* Bio-Rad Laboratories Inc. Class A	2,429	607
* Veeva Systems Inc. Class A	8,283	605
* Ionis Pharmaceuticals Inc.	11,854	523
* United Therapeutics Corp.	4,243	477
ResMed Inc.	4,700	463
* Seattle Genetics Inc.	8,829	462
* Neurocrine Biosciences Inc.	5,546	460
* WellCare Health Plans Inc.	1,962	380
* Agios Pharmaceuticals Inc.	3,942	322
Teleflex Inc.	1,238	316
* Exelixis Inc.	8,081	179
* Allscripts Healthcare Solutions Inc.	14,086	174
* LifePoint Health Inc.	3,514	165
* ACADIA Pharmaceuticals Inc.	7,019	158
* Acadia Healthcare Co. Inc.	3,970	156
* Varex Imaging Corp.	4,097	147
* DexCom Inc.	1,972	146
West Pharmaceutical Services Inc.	1,241	110
* Mallinckrodt plc	6,724	97
* MEDNAX Inc.	1,731	96
* Envision Healthcare Corp.	2,380	91
* Tenet Healthcare Corp.	3,620	88
* Endo International plc	14,717	87
Patterson Cos. Inc.	3,600	80
* TESARO Inc.	1,330	76
* Intrexon Corp.	4,808	74
* Intercept Pharmaceuticals Inc.	1,153	71
STERIS plc	700	65
* OPKO Health Inc.	18,454	59

Bruker Corp.	1,500	45
		238,725
Materials & Processing (1.7%)
DowDuPont Inc.	149,073	9,497
Monsanto Co.	28,406	3,315
* Freeport-McMoRan Inc.	179,724	3,158
Sherwin-Williams Co.	6,460	2,533
Ecolab Inc.	17,900	2,454
Praxair Inc.	15,587	2,249
LyondellBasell Industries NV Class A	20,738	2,192
Newmont Mining Corp.	50,141	1,959
Air Products & Chemicals Inc.	12,000	1,908
Ingersoll-Rand plc	20,400	1,744
PPG Industries Inc.	15,400	1,719
Vulcan Materials Co.	13,986	1,597
Southern Copper Corp.	28,916	1,567
Celanese Corp. Class A	15,082	1,511
* Crown Holdings Inc.	28,848	1,464
Martin Marietta Materials Inc.	6,586	1,365
Lennox International Inc.	6,325	1,293
International Paper Co.	23,043	1,231
Ball Corp.	30,836	1,224
Eagle Materials Inc.	11,442	1,179
* Owens-Illinois Inc.	52,601	1,139
Owens Corning	13,342	1,073
* Berry Global Group Inc.	18,608	1,020
Hexcel Corp.	15,266	986
Albemarle Corp.	10,400	964
Sealed Air Corp.	20,800	890
Westlake Chemical Corp.	7,433	826
WestRock Co.	12,660	812
Nucor Corp.	13,043	797
* Axalta Coating Systems Ltd.	24,218	731
* USG Corp.	17,934	725
Valmont Industries Inc.	4,936	722
* Armstrong World Industries Inc.	12,539	706
FMC Corp.	8,798	674
NewMarket Corp.	1,629	654
Reliance Steel & Aluminum Co.	7,600	652
Eastman Chemical Co.	5,919	625
CF Industries Holdings Inc.	16,059	606
Fastenal Co.	11,023	602
* Alcoa Corp.	13,341	600
Silgan Holdings Inc.	18,967	528
Ashland Global Holdings Inc.	6,198	433
Scotts Miracle-Gro Co.	5,042	432
WR Grace & Co.	6,600	404
Mosaic Co.	16,530	401
Masco Corp.	8,889	359
Packaging Corp. of America	3,052	344
* Univar Inc.	12,316	342
* AdvanSix Inc.	9,636	335
International Flavors & Fragrances Inc.	2,182	299
United States Steel Corp.	8,000	282
Versum Materials Inc.	6,923	260
Steel Dynamics Inc.	5,473	242
Royal Gold Inc.	2,800	240

	Tahoe Resources Inc.	28,386	133
*	Platform Specialty Products Corp.	11,587	112
	RPM International Inc.	2,300	110
	Acuity Brands Inc.	600	83
	Chemours Co.	1,100	54
	Sonoco Products Co.	900	44
	AptarGroup Inc.	300	27
	Bemis Co. Inc.	500	22
			66,449
Other (0.0%)
*,2 Herbalife Ltd. CVR		3,294	32

Producer Durables (5.1%)
	Boeing Co.	41,320	13,548
	3M Co.	38,887	8,536
	Union Pacific Corp.	56,950	7,656
	United Technologies Corp.	57,076	7,181
	Honeywell International Inc.	49,634	7,173
	Accenture plc Class A	40,531	6,222
	General Electric Co.	450,308	6,070
	Lockheed Martin Corp.	17,192	5,810
	Caterpillar Inc.	35,456	5,226
	FedEx Corp.	20,969	5,035
	United Parcel Service Inc. Class B	41,881	4,383
	Raytheon Co.	15,935	3,439
	Automatic Data Processing Inc.	28,934	3,283
	CSX Corp.	58,118	3,238
	Delta Air Lines Inc.	58,199	3,190
	Deere & Co.	19,480	3,026
	Northrop Grumman Corp.	8,646	3,018
	Southwest Airlines Co.	52,425	3,003
	General Dynamics Corp.	12,614	2,786
	Emerson Electric Co.	38,990	2,663
*	Verisk Analytics Inc. Class A	24,909	2,591
*	United Continental Holdings Inc.	36,918	2,565
	Norfolk Southern Corp.	18,300	2,485
	Roper Technologies Inc.	8,710	2,445
	Eaton Corp. plc	28,045	2,241
	TransDigm Group Inc.	7,108	2,182
	Rockwell Collins Inc.	16,018	2,160
	Illinois Tool Works Inc.	13,175	2,064
	Johnson Controls International plc	55,892	1,970
	Cintas Corp.	11,403	1,945
	Xylem Inc.	24,814	1,909
*	Copart Inc.	36,047	1,836
*	Mettler-Toledo International Inc.	3,187	1,833
	Huntington Ingalls Industries Inc.	6,994	1,803
*	Waters Corp.	9,033	1,794
	Textron Inc.	30,202	1,781
	Waste Management Inc.	20,851	1,754
*	United Rentals Inc.	10,058	1,737
	AMETEK Inc.	22,442	1,705
	Fortive Corp.	20,625	1,599
	Spirit AeroSystems Holdings Inc. Class A	19,094	1,598
	Cummins Inc.	9,721	1,576
	IDEX Corp.	10,862	1,548
	BWX Technologies Inc.	24,302	1,544

Nordson Corp.	10,592	1,444
AO Smith Corp.	22,475	1,429
* Quanta Services Inc.	41,131	1,413
CH Robinson Worldwide Inc.	15,011	1,407
American Airlines Group Inc.	26,130	1,358
Landstar System Inc.	11,985	1,314
JB Hunt Transport Services Inc.	11,052	1,295
Orbital ATK Inc.	9,719	1,289
Oshkosh Corp.	16,505	1,275
Expeditors International of Washington Inc.	20,024	1,268
* XPO Logistics Inc.	12,449	1,267
Toro Co.	19,411	1,212
* AECOM	33,300	1,186
FLIR Systems Inc.	23,291	1,165
* Welbilt Inc.	58,683	1,141
Allegion plc	13,283	1,133
PACCAR Inc.	16,828	1,114
Jacobs Engineering Group Inc.	18,761	1,110
Republic Services Inc. Class A	16,510	1,093
Wabtec Corp.	13,415	1,092
Stanley Black & Decker Inc.	7,110	1,089
* HD Supply Holdings Inc.	28,687	1,088
* CoStar Group Inc.	2,910	1,055
* Kirby Corp.	13,466	1,036
* Sensata Technologies Holding plc	18,606	964
AGCO Corp.	14,395	934
ITT Inc.	18,544	908
Carlisle Cos. Inc.	8,633	901
Paychex Inc.	14,384	886
Lincoln Electric Holdings Inc.	9,765	878
Air Lease Corp. Class A	20,291	865
Robert Half International Inc.	14,500	839
WW Grainger Inc.	2,682	757
* Zebra Technologies Corp.	5,420	754
* Keysight Technologies Inc.	14,198	744
National Instruments Corp.	14,511	734
* Trimble Inc.	20,007	718
L3 Technologies Inc.	3,389	705
Pentair plc	10,087	687
* Stericycle Inc.	11,621	680
ManpowerGroup Inc.	5,650	650
Arconic Inc.	28,166	649
* Conduent Inc.	33,800	630
Trinity Industries Inc.	19,100	623
Flowserve Corp.	14,313	620
* Middleby Corp.	4,988	617
Parker-Hannifin Corp.	3,602	616
Donaldson Co. Inc.	13,286	599
* Clean Harbors Inc.	12,136	592
* WESCO International Inc.	9,189	570
Rockwell Automation Inc.	3,203	558
Copa Holdings SA Class A	4,039	520
MSC Industrial Direct Co. Inc. Class A	5,300	486
Fluor Corp.	7,858	450
Kansas City Southern	3,700	406
* JetBlue Airways Corp.	19,444	395
Dover Corp.	3,963	389

* Colfax Corp.	12,022	383
Old Dominion Freight Line Inc.	2,437	358
Genpact Ltd.	11,065	354
* Gardner Denver Holdings Inc.	9,144	281
Xerox Corp.	9,663	278
Alaska Air Group Inc.	4,200	260
* Genesee & Wyoming Inc. Class A	3,558	252
* Teledyne Technologies Inc.	1,206	226
Avery Dennison Corp.	2,100	223
Snap-on Inc.	1,497	221
Regal Beloit Corp.	2,800	205
* Herc Holdings Inc.	2,550	166
Hubbell Inc. Class B	1,000	122
* Spirit Airlines Inc.	2,835	107
Terex Corp.	2,800	105
Ryder System Inc.	1,400	102
Graco Inc.	1,812	83
* Gates Industrial Corp. plc	1,400	25
		206,499
Technology (9.7%)
Apple Inc.	382,896	64,242
Microsoft Corp.	529,275	48,307
* Facebook Inc. Class A	178,061	28,452
* Alphabet Inc. Class A	23,207	24,069
* Alphabet Inc. Class C	21,987	22,686
Intel Corp.	334,900	17,442
Cisco Systems Inc.	349,381	14,985
NVIDIA Corp.	44,958	10,412
Oracle Corp.	215,590	9,863
International Business Machines Corp.	61,603	9,452
* Adobe Systems Inc.	39,607	8,558
Texas Instruments Inc.	66,940	6,954
* salesforce.com Inc.	54,963	6,392
Broadcom Ltd.	24,999	5,891
QUALCOMM Inc.	99,575	5,518
Applied Materials Inc.	88,397	4,916
* NXP Semiconductors NV	41,494	4,855
* Micron Technology Inc.	82,210	4,286
Intuit Inc.	19,124	3,315
Activision Blizzard Inc.	48,460	3,269
Cognizant Technology Solutions Corp. Class A	39,715	3,197
Lam Research Corp.	14,225	2,890
* Electronic Arts Inc.	23,514	2,851
* Autodesk Inc.	22,429	2,817
DXC Technology Co.	25,725	2,586
HP Inc.	113,473	2,487
Amphenol Corp. Class A	26,575	2,289
Analog Devices Inc.	25,108	2,288
Hewlett Packard Enterprise Co.	120,529	2,114
* IAC/InterActiveCorp	13,341	2,086
Corning Inc.	71,577	1,996
* Synopsys Inc.	23,074	1,921
Motorola Solutions Inc.	17,978	1,893
* Cadence Design Systems Inc.	50,532	1,858
Western Digital Corp.	19,616	1,810
Teradyne Inc.	37,832	1,729
* VeriSign Inc.	14,011	1,661

* ServiceNow Inc.	9,856	1,631
* Match Group Inc.	34,965	1,554
Xilinx Inc.	21,429	1,548
* Citrix Systems Inc.	16,617	1,542
Skyworks Solutions Inc.	15,100	1,514
* GoDaddy Inc. Class A	24,596	1,511
* Twitter Inc.	51,353	1,490
* Red Hat Inc.	9,730	1,455
Symantec Corp.	46,939	1,213
Dolby Laboratories Inc. Class A	17,775	1,130
CDK Global Inc.	17,835	1,130
* Dell Technologies Inc. Class V	15,318	1,121
* CommScope Holding Co. Inc.	27,947	1,117
DST Systems Inc.	12,618	1,056
Juniper Networks Inc.	40,200	978
Amdocs Ltd.	14,500	968
* NCR Corp.	30,469	960
* ON Semiconductor Corp.	37,938	928
* Akamai Technologies Inc.	13,037	925
Harris Corp.	5,681	916
* IHS Markit Ltd.	18,665	900
* Workday Inc. Class A	6,778	862
* Qorvo Inc.	11,489	809
KLA-Tencor Corp.	7,417	809
NetApp Inc.	13,071	806
Avnet Inc.	19,000	793
* Teradata Corp.	19,924	790
* VMware Inc. Class A	6,444	782
* ARRIS International plc	26,429	702
Leidos Holdings Inc.	10,350	677
Maxim Integrated Products Inc.	11,229	676
* F5 Networks Inc.	4,663	674
* Gartner Inc.	5,298	623
* ANSYS Inc.	3,958	620
Microchip Technology Inc.	6,770	619
CSRA Inc.	15,000	619
* Arista Networks Inc.	2,395	612
Sabre Corp.	27,200	583
* Tyler Technologies Inc.	2,760	582
* EchoStar Corp. Class A	10,834	572
* Atlassian Corp. plc Class A	10,370	559
* Splunk Inc.	5,665	557
* PTC Inc.	6,448	503
* Palo Alto Networks Inc.	2,628	477
* IPG Photonics Corp.	1,955	456
* Black Knight Inc.	9,257	436
* Arrow Electronics Inc.	5,439	419
* Fortinet Inc.	7,238	388
CA Inc.	10,607	360
* Microsemi Corp.	5,339	346
CDW Corp.	4,657	327
* Ultimate Software Group Inc.	1,295	316
* Tableau Software Inc. Class A	3,556	287
* Take-Two Interactive Software Inc.	2,890	283
* Nutanix Inc.	5,012	246
Marvell Technology Group Ltd.	11,400	239
* CommerceHub Inc.	9,264	208

* Zynga Inc. Class A	55,563	203
* Guidewire Software Inc.	2,286	185
* CommerceHub Inc. Class A	7,340	165
* Cavium Inc.	1,967	156
* Cree Inc.	3,803	153
Cognex Corp.	2,880	150
* Twilio Inc. Class A	3,885	148
* Coherent Inc.	775	145
* FireEye Inc.	8,075	137
SS&C Technologies Holdings Inc.	2,400	129
* Manhattan Associates Inc.	2,917	122
* Advanced Micro Devices Inc.	11,423	115
* Nuance Communications Inc.	6,964	110
* Groupon Inc. Class A	18,670	81
* Yelp Inc. Class A	1,467	61
* Inovalon Holdings Inc. Class A	4,102	44
LogMeIn Inc.	300	35
		389,680
Utilities (2.2%)
AT&T Inc.	417,777	14,894
Verizon Communications Inc.	282,074	13,489
NextEra Energy Inc.	35,342	5,772
Duke Energy Corp.	56,472	4,375
Dominion Energy Inc.	52,774	3,559
Southern Co.	77,548	3,463
American Electric Power Co. Inc.	39,900	2,737
Exelon Corp.	65,800	2,567
* T-Mobile US Inc.	38,835	2,370
Sempra Energy	19,829	2,205
* Vistra Energy Corp.	102,288	2,131
PG&E Corp.	48,046	2,111
Consolidated Edison Inc.	26,300	2,050
Public Service Enterprise Group Inc.	37,900	1,904
WEC Energy Group Inc.	27,832	1,745
American Water Works Co. Inc.	18,678	1,534
FirstEnergy Corp.	38,600	1,313
Xcel Energy Inc.	27,404	1,246
NRG Energy Inc.	39,365	1,202
Edison International	18,117	1,153
* United States Cellular Corp.	26,567	1,068
UGI Corp.	23,161	1,029
NiSource Inc.	42,649	1,020
Alliant Energy Corp.	24,226	990
Aqua America Inc.	28,286	963
CMS Energy Corp.	20,227	916
* Zayo Group Holdings Inc.	26,247	897
OGE Energy Corp.	25,486	835
CenturyLink Inc.	45,495	748
Telephone & Data Systems Inc.	23,346	654
AES Corp.	53,469	608
Eversource Energy	10,287	606
Entergy Corp.	7,583	597
Westar Energy Inc. Class A	11,300	594
Ameren Corp.	10,137	574
DTE Energy Co.	5,467	571
CenterPoint Energy Inc.	17,200	471
PPL Corp.	11,656	330

National Fuel Gas Co.			5,771	297
MDU Resources Group Inc.			9,950	280
Pinnacle West Capital Corp.			3,058	244
Avangrid Inc.			4,545	232
Atmos Energy Corp.			2,745	231
* Sprint Corp.			22,237	109
Great Plains Energy Inc.			2,400	76
				86,760
Total Common Stocks (Cost $1,028,628)				1,884,566

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (52.4%)
Alabama (0.4%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	500	536
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	380	413
3 Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	2.051%	12/1/23	1,000	1,000
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	1,500	1,609
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	6/1/21	1,465	1,541
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	7/1/22	2,500	2,653
Huntsville AL Electric System Revenue	5.000%	12/1/30	510	602
Huntsville AL GO	5.000%	5/1/35	1,125	1,320
Jefferson County AL Revenue	5.000%	9/15/29	1,020	1,183
Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,144
Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	550
Jefferson County AL Sewer Revenue	0.000%	10/1/25 (4)	500	390
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/27	500	584
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/28	910	1,058
University of South Alabama University Facilities
Revenue	5.000%	11/1/23 (4)	565	643
				15,226
Alaska (0.1%)
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22 (Prere.)	425	477
Alaska Housing Finance Corp. Revenue	5.000%	12/1/29	75	82
Alaska Municipal Bond Bank Authority Revenue	5.000%	9/1/21	1,650	1,803
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/31	1,345	1,527
				3,889
Arizona (1.5%)
Arizona Board of Regents Arizona State
University System Revenue	5.875%	7/1/18 (Prere.)	100	101
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/30	675	779
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/31	545	624
Arizona COP	5.000%	10/1/18 (4)	500	509

Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	1.700%	4/2/18 LOC	3,800	3,800
Arizona School Facilities Board COP	5.500%	9/1/18 (Prere.)	500	508
Arizona School Facilities Board COP	5.000%	9/1/19	1,000	1,045
Arizona School Facilities Board COP	5.000%	9/1/21	1,355	1,490
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	2,240	2,461
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	1,955	2,230
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	2,070	2,401
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	500	536
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,005	2,244
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	500	560
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	1,000	1,170
Chandler AZ GO	5.000%	7/1/23	1,000	1,142
Gilbert AZ GO	5.000%	7/1/20	2,480	2,660
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	335	355
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/18	1,100	1,109
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/28	1,075	1,288
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	4.000%	7/1/19	900	925
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/20 (Prere.)	365	391
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/35	1,615	1,860
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/36	1,405	1,614
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/37	1,000	1,151
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22	1,145	1,282
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.000%	7/1/28	1,000	1,110
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/22	2,190	2,451
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21	525	577
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/22	1,200	1,343
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/23	2,010	2,289
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	2,500	2,887
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/35	1,900	2,195
Phoenix AZ Industrial Development Authority
Revenue (Mayo Clinic) VRDO	1.700%	4/2/18	2,300	2,300
Pima County AZ Sewer Revenue	5.000%	7/1/20	1,000	1,071
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	536
Pima County AZ Sewer Revenue	5.000%	7/1/24	1,000	1,159

Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/24	1,010	1,185
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/19 (Prere.)	750	769
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	500	551
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,219
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,792
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	910	1,045
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	590	694
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19 (ETM)	500	520
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.250%	10/1/22	500	553
				61,481
Arkansas (0.2%)
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25	2,000	2,040
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/29	1,030	1,192
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/29	245	244
Springdale AR School District No. 50 GO	4.000%	6/1/27	1,190	1,265
Springdale AR School District No. 50 GO	4.000%	6/1/32	1,155	1,221
University of Arkansas Revenue	5.000%	11/1/21	750	829
University of Arkansas Revenue	5.000%	11/1/24	775	901
University of Arkansas Revenue	5.000%	11/1/30	750	879
				8,571
California (6.1%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/22	500	561
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/21	760	834
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/30 (4)	1,000	1,172
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	740	449
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/32 (14)	1,650	959
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/30	1,000	1,117
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/33	1,015	1,127
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/20 (Prere.)	500	541
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	1,000	1,143
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	500	555

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/33	1,000	1,067
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/37	795	836
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20	1,000	993
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	1,500	1,500
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.180%	4/1/20	1,000	1,007
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.280%	4/1/21	1,000	1,012
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	1,025	1,022
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.480%	5/1/23	1,000	1,022
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	2,885
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	1,000	1,029
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	0.000%	8/1/29 (2)	1,000	678
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	165	166
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	501
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	2,500	2,675
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	615
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	20	20
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	480	483
California Economic Recovery GO	5.000%	7/1/18 (ETM)	390	393
California Economic Recovery GO	5.000%	7/1/18 (ETM)	110	111
California Economic Recovery GO	5.000%	7/1/19 (ETM)	500	521
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	500	521
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	185	194
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	315	329
California GO	5.000%	10/1/24	2,000	2,339
California GO	6.000%	4/1/18	500	500
California GO	5.000%	2/1/20	500	531
California GO	5.000%	10/1/20	2,000	2,162
California GO	5.000%	8/1/22	1,000	1,126
California GO	5.000%	9/1/22	1,805	2,036
California GO	5.000%	11/1/23	1,155	1,330
California GO	5.000%	9/1/25	1,560	1,845
California GO	5.000%	10/1/25	2,500	2,960
California GO	5.000%	3/1/26	660	770
California GO	3.500%	8/1/27	1,515	1,639
California GO	5.000%	2/1/28	690	775
California GO	4.500%	8/1/28 (2)	15	15
California GO	5.750%	4/1/29	500	521

California GO	5.000%	9/1/29	495	502
California GO	5.000%	9/1/29	455	537
California GO	5.000%	11/1/29	1,700	1,931
California GO	5.250%	3/1/30	500	533
California GO	5.000%	9/1/30	1,000	1,100
California GO	5.250%	9/1/30	500	556
California GO	4.000%	8/1/31	1,675	1,803
California GO	5.000%	2/1/32	500	549
California GO	5.000%	10/1/32	1,875	2,139
California GO	4.000%	8/1/33	1,520	1,622
California GO	5.000%	8/1/33	2,865	3,335
California GO	4.000%	9/1/33	2,000	2,135
California GO	4.000%	9/1/35	1,000	1,058
California GO	4.000%	9/1/35	1,815	1,920
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/23	1,095	1,233
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,116
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/27	1,365	1,668
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/38	2,000	2,081
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	760	866
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/20	520	561
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	4.000%	10/1/24	1,090	1,192
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	965	1,050
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/18 (Prere.)	110	111
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	544
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/33	1,000	1,166
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	750	865
California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	611
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,124
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/20 (Prere.)	500	548
California Pollution Control Financing Authority
Water Furnishing Revenue (San Diego
County Water Authority Desalination Project
Pipeline)	5.000%	7/1/37	1,000	1,006
California Public Works Board Lease Revenue
(Davidson Library)	5.000%	3/1/23 (Prere.)	20	23
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	1,000	1,120
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	1,050	1,169

California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/26	1,200	1,386
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	300	337
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	250	276
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	70	72
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	120	124
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	35	39
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/20 (Prere.)	1,000	1,071
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	25	28
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/31	1,840	1,972
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,000	1,115
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	385
California State Educational Facilities Authority
Revenue	6.125%	10/1/21 (Prere.)	245	280
California State Educational Facilities Authority
Revenue	6.125%	10/1/30	255	292
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	300	312
California State University Systemwide Revenue	5.750%	5/1/19 (Prere.)	500	523
California State University Systemwide Revenue	5.000%	11/1/30	1,000	1,122
California State University Systemwide Revenue	5.000%	11/1/32	2,815	3,351
California State University Systemwide Revenue	5.000%	11/1/32	1,000	1,174
California State University Systemwide Revenue	5.000%	11/1/34	2,010	2,310
California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,347
California State University Systemwide Revenue
PUT	3.000%	11/1/19	1,000	1,013
California Statewide Communities Development
Authority Revenue (Citrus Valley Health
Partners)	4.867%	4/1/28 (14)	1,700	1,700
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/28	400	442
Centinela Valley CA Union High School District
GO	4.000%	8/1/29 (4)	1,035	1,137
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	1,000	1,135
Chaffey CA Community College District GO	5.000%	6/1/23	840	965
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/30 (4)	800	911
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,111
Citrus CA Community College District GO	0.000%	8/1/34	1,000	884
Contra Costa CA Community College District
GO	5.000%	8/1/31	1,000	1,138
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/33	1,000	1,132
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/26	485	583

Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/27	600	731
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/22	970	1,087
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/29	1,390	1,226
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/19	2,250	2,322
Gavilan CA Joint Community College District
GO	5.000%	8/1/28	1,000	1,161
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25	500	571
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	2,060	1,577
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	1,565	1,783
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,500	1,688
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	1,000	1,143
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/26	350	378
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	90	95
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	370	419
Long Beach CA Unified School District GO	0.000%	8/1/24 (12)	1,290	1,096
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	500	506
Los Angeles CA Community College District GO	5.000%	8/1/22	1,000	1,131
Los Angeles CA Community College District GO	4.000%	8/1/32	1,000	1,067
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	533
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	500	521
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	1,375	1,616
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	1,000	1,150
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,000	1,163
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	500	581
Los Angeles CA Unified School District GO	5.000%	7/1/20	1,700	1,827
Los Angeles CA Unified School District GO	5.000%	7/1/22	1,100	1,240
Los Angeles CA Unified School District GO	5.000%	7/1/23	2,000	2,298
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	521
Los Angeles CA Unified School District GO	5.000%	7/1/26	1,015	1,222
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	520
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	520
Los Angeles CA Unified School District GO	5.000%	7/1/36	1,000	1,178
Los Angeles CA Wastewater System Revenue	5.000%	6/1/19 (Prere.)	500	520
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	2,062
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	584
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/31	1,970	2,354

Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/32	1,000	1,202
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	1,935	2,274
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/26	500	559
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/20	1,500	1,610
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/24	600	632
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,305
Napa Valley CA Unified School District GO	4.000%	8/1/28	1,690	1,820
Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	429
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	500	560
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	1,500	1,787
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/21	1,170	1,266
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	1,000	894
Palomar Pomerado Health California GO	0.000%	8/1/26 (12)	1,040	805
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	700	420
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21	1,085	1,203
Poway CA Unified School District GO	5.000%	8/1/24	1,750	2,049
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/31 (4)	1,410	1,615
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	1,000	1,159
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/37	1,605	1,878
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/30	2,415	1,492
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	280	310
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	245	277
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/22 (15)	750	849
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/30 (14)	1,815	1,144
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	195	198
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27 (4)	305	309
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	185	199
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/23	315	338
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	505
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/25	435	517
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/27	575	678

San Bernardino CA Community College District
GO	0.000%	8/1/22 (4)	1,000	912
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	556
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	500	553
San Diego CA Community College District GO	5.000%	8/1/29	1,000	1,145
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	500	519
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/20 (Prere.)	500	541
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/28	1,115	1,340
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/29	1,525	1,830
San Diego CA Unified School District GO	0.000%	7/1/27	500	386
San Diego CA Unified School District GO	5.000%	7/1/27	1,130	1,336
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	520	658
San Diego CA Unified School District GO	0.000%	7/1/28	500	369
San Diego CA Unified School District GO	0.000%	7/1/29	500	347
San Diego CA Unified School District GO	0.000%	7/1/30	100	67
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30 (4)	500	534
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31	560	619
San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,174
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/30	1,520	1,783
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/21	350	376
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/20 (Prere.)	500	537
San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,907
San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,060
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	95	104
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	519
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	405	451
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	405	442
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/20 (Prere.)	500	549
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	1,245	1,398
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,690	2,012
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	1,000	1,152
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	965	1,011
San Francisco CA City & County Unified School
District GO	4.250%	6/15/33	1,000	1,057
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/27	1,000	1,211
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/18 (Prere.)	700	711

San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/33 (2)	1,475	820
Santa Monica CA Community College District
GO	4.000%	8/1/21	1,500	1,617
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/22	1,105	1,218
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/26	1,000	1,056
State Center California Community College
District GO	5.000%	8/1/29	1,000	1,159
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,199
Turlock CA Public Financing Authority Water
Revenue	4.750%	5/1/18 (Prere.)	2,000	2,005
Union CA Elementary School District GO	0.000%	9/1/28 (14)	1,080	799
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/30	1,635	1,892
University of California Revenue	5.250%	5/15/19 (Prere.)	1,985	2,066
University of California Revenue	5.000%	5/15/21 (Prere.)	160	175
University of California Revenue	5.000%	5/15/23 (Prere.)	310	355
University of California Revenue	5.000%	5/15/23	875	961
University of California Revenue	5.000%	5/15/28	1,000	1,178
University of California Revenue	5.000%	5/15/28	690	785
University of California Revenue	4.000%	5/15/33	1,000	1,062
University of California Revenue	4.000%	5/15/33	2,500	2,675
University of California Revenue	4.000%	5/15/34	1,770	1,862
University of California Revenue	4.000%	5/15/34	1,000	1,067
University of California Revenue	4.000%	5/15/35	2,000	2,127
University of California Revenue PUT	5.000%	5/15/23	3,635	4,170
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (4)	1,155	691
West Contra Costa CA Unified School District
GO	0.000%	8/1/34 (14)	1,225	657
				244,464
Colorado (0.8%)
Adams & Weld County CO School District No.
27J GO	5.000%	12/1/34	1,435	1,638
Adams County CO COP	5.000%	12/1/31	650	746
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23	300	339
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/21	500	552
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/25	1,000	1,139
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/30	500	538
Colorado Health Facilities Authority Retirement
Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24 (ETM)	1,430	1,221
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/23	2,510	2,872
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	2,500	2,642
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	546

Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/30	1,500	1,593
Colorado Springs CO Utility System Revenue	5.000%	11/15/22 (Prere.)	500	566
Denver CO City & County Airport Revenue	5.000%	11/15/20	515	558
Denver CO City & County Airport Revenue	5.000%	11/15/22	1,335	1,439
Denver CO City & County Airport Revenue	5.000%	11/15/24	1,040	1,209
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	462
Denver CO City & County School District GO	5.000%	12/1/36	2,000	2,320
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	585	594
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	1,000	875
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	1,000	1,075
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/26	350	391
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/27	500	559
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/29	500	559
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/30	520	581
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/31	635	708
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/34	1,000	1,059
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	1,010	1,079
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	1,000	1,069
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	500	555
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	1,010	1,224
University of Colorado Enterprise System
Revenue	4.000%	6/1/32	1,590	1,718
				32,426
Connecticut (0.5%)
Connecticut GO	5.000%	4/15/21	500	538
Connecticut GO	5.000%	11/15/22	1,935	2,131
Connecticut GO	5.000%	4/15/24	600	651
Connecticut GO	5.000%	9/1/26	1,000	1,107
Connecticut GO	5.000%	4/15/28	500	535
Connecticut GO	5.000%	3/1/32	2,950	3,191
Connecticut GO	5.000%	10/15/32	705	754
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	550	592
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/1/23	2,540	2,876
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/1/28	1,260	1,528
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/23	1,185	1,323
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	509
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/28	1,805	2,096

University of Connecticut GO	5.000%	2/15/27	635	716
				18,547
Delaware (0.2%)
Delaware GO	5.000%	2/1/19	600	617
Delaware GO	5.000%	7/1/20	612	656
Delaware GO	5.000%	10/1/20	700	756
Delaware GO	5.000%	7/1/22	1,250	1,405
Delaware GO	5.000%	2/1/25	1,000	1,175
Delaware GO	5.000%	1/1/26	1,725	2,055
				6,664
District of Columbia (0.2%)
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,124
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	722
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	529
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	531
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/27	1,185	1,371
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/33	2,175	2,540
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	537
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	545
Washington Convention & Sports Authority
Revenue	5.000%	10/1/26	1,000	1,174
				9,073
Florida (2.7%)
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,120
Broward County FL Airport System Revenue	5.000%	10/1/28	400	442
Broward County FL Airport System Revenue	5.375%	10/1/29	500	526
Broward County FL Airport System Revenue	5.500%	10/1/31	1,000	1,156
Central Florida Expressway Authority Revenue	4.000%	7/1/32	1,000	1,058
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/20	1,230	1,294
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	650	693
Florida Board of Education Lottery Revenue	5.000%	7/1/18	1,585	1,599
Florida Board of Education Lottery Revenue	4.000%	7/1/27	1,230	1,317
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	3,000	3,115
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	220	228
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	1,585	1,646
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	1,000	1,096
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	750	822
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	1,270	1,392
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	524

Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	1,245	1,395
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	625	710
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/27	1,255	1,345
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/32	1,675	1,812
Florida Department of Transportation GO	5.000%	7/1/19	545	567
Florida Turnpike Authority Revenue	5.000%	7/1/18	1,400	1,412
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	520
Florida Turnpike Authority Revenue	5.000%	7/1/25	1,500	1,767
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,053
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,457
Gainesville FL Utilities System Revenue	5.000%	10/1/32	1,000	1,178
Highlands County Health Facilities Authority	5.625%	11/15/19 (Prere.)	10	11
Highlands County Health Facilities Authority	5.625%	11/15/37	3,990	4,237
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	500	556
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/21 (Prere.)	310	338
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/26	1,005	1,189
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/31	190	206
Jacksonville FL Electric Authority Electric
System Revenue	4.000%	10/1/37	1,560	1,633
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/19	565	593
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/27	830	990
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,299
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,226
Jacksonville FL Special Revenue	5.000%	10/1/32	500	554
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	947
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/26	1,450	1,689
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,100
Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,000	1,130
Miami Beach FL Stormwater Revenue	5.000%	9/1/27	1,000	1,185
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/27	575	686
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	1,500	1,722
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/34	1,895	2,009
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	532
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	625
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/33	1,425	1,632
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/34	1,000	1,142

Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/36	1,160	1,326
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/25	1,000	1,118
Miami-Dade County FL School Board COP	5.000%	2/1/26	1,035	1,198
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,500	1,714
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/22	1,490	1,664
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	1,000	1,119
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	500	554
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/31	1,400	1,494
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22	1,740	1,952
North Brevard County FL Hospital District
Revenue	5.000%	1/1/34	1,000	1,085
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,720
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	512
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	500	535
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28 (4)	1,510	1,772
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/19	815	783
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/20	1,270	1,184
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/25	560	624
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	1,245	1,446
Palm Beach County FL School Board COP	5.000%	8/1/25	1,740	2,031
Palm Beach County FL School Board COP	5.000%	8/1/29	1,520	1,739
Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,700
Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,180	1,245
Seacoast FL Utility Authority Water & Sewer
Revenue	5.000%	3/1/21	1,230	1,340
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	4.000%	8/15/33	1,170	1,209
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	943
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/26	1,000	1,124
Tallahassee FL Energy System Revenue	5.000%	10/1/35	1,000	1,121
Tallahassee FL Utility System Revenue	5.000%	10/1/29	1,000	1,154
Tallahassee FL Utility System Revenue	5.000%	10/1/30	750	862
Tallahassee FL Utility System Revenue	5.000%	10/1/34	1,265	1,440
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,000	2,317
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/18	370	375
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/19	425	444

Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/20	535	571
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	221
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	1,560	1,705
Tampa FL Hospital Revenue	5.000%	7/1/23	750	825
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/30	200	235
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/31	250	292
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/21	1,245	1,332
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	500	565
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/32	1,000	1,071
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/29	860	1,002
				107,138
Georgia (1.4%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,059
Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,261
Atlanta GA Development Authority Revenue	5.000%	7/1/29	1,000	1,154
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	1,500	1,659
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,290	1,510
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	633
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/27	475	558
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/24	400	449
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/27	600	715
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/31	725	848
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	554
Georgia GO	5.000%	5/1/19 (Prere.)	500	518
Georgia GO	5.000%	7/1/19	2,065	2,151
Georgia GO	5.000%	1/1/20	1,685	1,782
Georgia GO	5.000%	2/1/20	1,375	1,458
Georgia GO	5.000%	7/1/21	2,000	2,201
Georgia GO	5.000%	1/1/22	2,110	2,345
Georgia GO	5.000%	7/1/22	500	521
Georgia GO	5.000%	7/1/22	1,220	1,371
Georgia GO	5.000%	12/1/22	1,235	1,400
Georgia GO	5.000%	2/1/24	2,430	2,812
Georgia GO	5.000%	7/1/24	1,500	1,749
Georgia GO	5.000%	2/1/30	1,500	1,794
Georgia GO	5.000%	2/1/31	1,500	1,787
Georgia Road & Tollway Authority Revenue	5.000%	6/1/18	475	478

Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/25	600	689
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/31	350	400
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/33	1,575	1,787
Gwinnett County GA School District GO	5.000%	2/1/28	500	581
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/18	100	102
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	425	437
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	600	647
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	515	564
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	9/1/23	5,655	6,020
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,350	1,589
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	4.000%	7/1/33	1,835	1,968
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/35	1,095	1,274
Municipal Electric Authority Georgia Revenue	5.000%	1/1/19	1,015	1,038
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,000	1,149
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28 (15)	1,495	1,721
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,510	1,657
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/22	630	709
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	523
				56,622
Guam (0.1%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/26	735	788
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/23	1,000	1,106
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/33	1,305	1,410
Guam International Airport Authority Revenue	5.000%	10/1/21	350	377
				3,681
Hawaii (0.8%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/19	250	260
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/20	320	342
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/21	400	438
Hawaii GO	5.000%	6/1/19 (Prere.)	285	296
Hawaii GO	5.000%	6/1/19 (Prere.)	215	223

Hawaii GO	5.000%	10/1/21	2,500	2,761
Hawaii GO	5.000%	12/1/21	375	416
Hawaii GO	5.000%	12/1/21 (Prere.)	310	343
Hawaii GO	5.000%	12/1/21 (Prere.)	190	211
Hawaii GO	5.000%	8/1/24	1,765	2,047
Hawaii GO	5.000%	8/1/25	1,500	1,735
Hawaii GO	5.000%	10/1/25	1,445	1,705
Hawaii GO	5.000%	10/1/28	1,210	1,434
Hawaii GO	4.000%	4/1/30	1,500	1,618
Hawaii GO	4.000%	4/1/31	1,000	1,071
Hawaii GO	5.000%	1/1/33	1,475	1,747
Hawaii GO	5.000%	1/1/36	4,000	4,697
Hawaii GO	4.000%	1/1/37	2,065	2,188
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	598
Honolulu HI City & County GO	5.000%	10/1/20	2,050	2,212
Honolulu HI City & County GO	5.250%	8/1/21 (Prere.)	500	555
Honolulu HI City & County GO	5.250%	8/1/21 (Prere.)	1,245	1,382
Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,163
Honolulu HI City & County GO	5.000%	12/1/30	310	335
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/30	2,000	2,304
University of Hawaii Revenue	5.000%	10/1/19 (Prere.)	500	525
				32,606
Idaho (0.0%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/18 (Prere.)	105	108

Illinois (2.7%)
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	295	299
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	590	609
Chicago IL Board of Education GO	5.000%	12/1/21	1,000	1,053
Chicago IL Board of Education GO	5.250%	12/1/21 (14)	540	579
Chicago IL Board of Education GO	5.000%	12/1/22	1,500	1,510
Chicago IL Board of Education GO	5.000%	12/1/23	1,000	1,064
Chicago IL Board of Education GO	5.000%	12/1/24	700	743
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	513
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	513
Chicago IL Board of Education GO	7.000%	12/1/26	500	588
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	1,000	621
Chicago IL Board of Education GO	4.750%	12/1/29 (4)	105	106
Chicago IL Board of Education GO	4.750%	12/1/31 (4)	75	76
Chicago IL Board of Education GO	5.250%	12/1/35	1,000	1,013
Chicago IL GO	5.000%	1/1/26	335	358
Chicago IL GO	5.000%	1/1/27 (4)	1,945	2,033
Chicago IL GO	5.000%	1/1/29	505	510
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	549
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/19	250	254
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/20	300	310
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	316
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	200	223
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	1,010	1,158
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,125
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,000	1,132
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/29	1,500	1,776
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,030	1,159
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	544

Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,000	1,120
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	1,855	2,076
Chicago IL Park District GO	5.000%	1/1/19	1,115	1,137
Chicago IL Park District GO	5.000%	1/1/19	750	765
Chicago IL Park District GO	5.000%	1/1/32	1,225	1,349
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,123
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,430	1,573
Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,108
Cook County IL GO	5.000%	11/15/21	500	523
Cook County IL GO	5.000%	11/15/28	525	555
Cook County IL GO	5.250%	11/15/28	550	595
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/26	1,500	1,714
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/33	2,550	2,850
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/32	500	547
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/29	1,300	1,396
Illinois Finance Authority Revenue (Clean Water
Initiative)	5.000%	7/1/31	1,000	1,164
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/33	1,000	1,138
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/34	1,000	1,135
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/36	1,000	1,087
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.000%	5/15/37	1,000	1,077
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/28	1,000	1,037
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/19 (Prere.)	95	100
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/35	1,000	1,099
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/31	1,100	1,286
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/28	1,250	1,432
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,238
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/33	1,050	1,172
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/21 (Prere.)	500	553
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	500	548
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/35	1,000	1,139
Illinois GO	5.000%	11/1/19	1,000	1,032
Illinois GO	5.000%	1/1/20 (4)	200	209
Illinois GO	5.000%	8/1/20	305	317
Illinois GO	5.000%	11/1/20	2,500	2,608
Illinois GO	5.000%	1/1/21 (4)	710	743
Illinois GO	5.000%	5/1/21	425	443
Illinois GO	5.000%	8/1/21	605	633
Illinois GO	5.000%	11/1/21	4,015	4,213

Illinois GO	5.000%	8/1/22	500	521
Illinois GO	5.000%	11/1/22	1,000	1,045
Illinois GO	5.000%	11/1/22	2,300	2,404
Illinois GO	5.000%	2/1/23	540	564
Illinois GO	5.000%	11/1/23	1,000	1,045
Illinois GO	5.500%	7/1/24	1,100	1,181
Illinois GO	5.000%	8/1/24	1,500	1,558
Illinois GO	5.000%	11/1/24	1,785	1,864
Illinois GO	5.000%	3/1/26 (4)	1,125	1,220
Illinois GO	5.000%	11/1/26	1,785	1,863
Illinois GO	5.250%	2/1/30	1,900	1,957
Illinois GO	5.000%	11/1/30	1,000	1,030
Illinois GO	5.250%	7/1/31	1,000	1,025
Illinois GO	5.000%	9/1/31	3,000	3,004
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	500	593
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	525
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,111
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	553
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,372
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	1,100	989
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	555	403
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	815	565
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	2,050	1,219
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	290	155
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	1,100	538
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/19 (ETM)	185	181
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/19 (14)	935	902
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/27	710	775
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/28	1,500	1,551
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	1,515	829
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	1,100	569
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	1,215	1,295
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/21 (Prere.)	1,060	1,176
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/21 (Prere.)	400	450

Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/26	1,535	1,769
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/28	1,000	1,113
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/28	1,000	1,187
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	570
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	1,000	982
				107,221
Indiana (0.8%)
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/32	350	405
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/34	1,050	1,206
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/35	1,450	1,657
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/19	1,275	1,342
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,238
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,571
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/28	500	603
Indiana Finance Authority Revenue	5.000%	2/1/21	2,000	2,176
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/25	690	752
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/29	1,110	1,301
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/30	1,505	1,757
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/31	1,120	1,303
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	4.000%	11/1/35	1,685	1,742
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/24	1,645	1,809
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/25	650	720
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/30	1,000	1,165
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	500	559
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/32	500	550
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,634
Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,149
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	522
Indiana University Student Fee Revenue	5.000%	8/1/18 (Prere.)	100	101
Indiana University Student Fee Revenue	5.000%	6/1/19	445	462
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20 (Prere.)	1,500	1,585

Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.500%	1/1/38 (12)	1,915	1,967
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/21	845	930
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/24	700	781
				30,987
Iowa (0.2%)
Iowa Finance Authority Health Facilities
Revenue (Mercy Medical Center Project)	5.000%	8/15/27	1,435	1,589
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	5	5
4 Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	320	341
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)
PUT	5.250%	12/1/37	2,120	2,217
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/19 (Prere.)	220	228
Polk County IA GO	4.000%	6/1/25	2,115	2,266
				6,646
Kansas (0.3%)
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/29	1,000	1,090
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/18 (Prere.)	500	507
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	1,035	1,114
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	500	580
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	700	810
Kansas Development Finance Authority
Revenue	5.000%	5/1/20	1,520	1,618
Kansas Development Finance Authority
Revenue	5.000%	5/1/25	1,345	1,511
Kansas Development Finance Authority
Revenue	5.000%	5/1/27	1,585	1,771
Kansas Development Finance Authority
Revenue	5.000%	4/1/32	1,325	1,465
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	500	519
Sedgwick County KS Unified School District No.
266 (Maize) GO	5.000%	9/1/23	1,350	1,537
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/21 (Prere.)	500	553
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	1,000	1,110
				14,185
Kentucky (0.5%)
Kentucky Economic Development Finance
Authority Health System Revenue (Norton
Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	1,140	886
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.625%	8/15/18 (Prere.)	610	619

Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.625%	8/15/27	610	618
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/31	1,430	1,593
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/30	645	666
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29 (14)	1,000	1,125
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18 (Prere.)	500	510
Kentucky Property & Building Commission
Revenue	5.375%	11/1/18 (Prere.)	440	450
Kentucky Property & Building Commission
Revenue	5.375%	11/1/18 (Prere.)	60	61
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	4/1/24	5,185	5,520
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/21	1,325	1,210
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/22	810	714
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18	2,255	2,274
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/19 (Prere.)	305	318
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/28	1,000	1,117
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/30	1,000	1,069
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/28	1,000	1,104
				19,854
Louisiana (0.6%)
Bossier City LA Utilities Revenue	5.000%	10/1/22	500	560
Bossier City LA Utilities Revenue	5.000%	10/1/23	585	666
East Baton Rouge Parish LA Industrial
Development Board Revenue (ExxonMobil
Project) VRDO	1.690%	4/2/18	13,500	13,500
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	405	405
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/26	2,015	2,378
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	1,065	1,232
Louisiana State University Revenue	5.000%	7/1/23	455	512
New Orleans LA GO	5.000%	12/1/31	500	549
New Orleans LA Sewage Service Revenue	5.000%	6/1/24	950	1,088
New Orleans LA Sewage Service Revenue	5.000%	6/1/27	500	567

St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,570	1,669
				23,126
Maine (0.0%)
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	524

Maryland (1.9%)
Anne Arundel County MD GO	5.000%	10/1/19	1,455	1,527
Anne Arundel County MD GO	5.000%	10/1/20	1,455	1,570
Anne Arundel County MD GO	5.000%	4/1/23	1,190	1,353
Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,704
Baltimore County MD GO	5.000%	2/1/21	1,500	1,631
Baltimore County MD GO	5.000%	8/1/21	1,435	1,580
Baltimore County MD GO	4.000%	3/1/30	1,200	1,314
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/22 (Prere.)	650	734
Baltimore MD Project Revenue	5.000%	7/1/24	2,000	2,312
Howard County MD GO	5.000%	2/15/21 (Prere.)	750	817
Howard County MD GO	5.000%	8/15/21 (Prere.)	80	88
Howard County MD GO	5.000%	8/15/24	120	132
Maryland Department of Transportation
Revenue	5.000%	2/15/19	1,955	2,013
Maryland Department of Transportation
Revenue	5.000%	11/1/19	3,055	3,213
Maryland Department of Transportation
Revenue	5.000%	2/15/20	1,090	1,156
Maryland Department of Transportation
Revenue	5.000%	5/1/20	2,240	2,390
Maryland Department of Transportation
Revenue	5.000%	11/1/22	2,515	2,840
Maryland Department of Transportation
Revenue	5.000%	11/1/23	1,900	2,182
Maryland Department of Transportation
Revenue	4.000%	12/15/29	1,365	1,470
Maryland GO	5.000%	3/1/19	1,200	1,237
Maryland GO	5.000%	3/15/19 (Prere.)	500	516
Maryland GO	5.000%	8/1/20 (Prere.)	870	935
Maryland GO	5.250%	8/1/20	1,000	1,080
Maryland GO	5.000%	6/1/21	2,415	2,649
Maryland GO	4.000%	8/1/21	1,000	1,069
Maryland GO	5.000%	8/1/21	1,000	1,101
Maryland GO	5.000%	8/1/22	1,510	1,697
Maryland GO	5.000%	8/1/22	1,500	1,686
Maryland GO	5.000%	8/1/22	4,000	4,495
Maryland GO	4.000%	8/1/23	2,425	2,654
Maryland GO	5.000%	8/1/23	1,545	1,768
Maryland GO	4.000%	8/1/26	1,970	2,131
Maryland GO	4.000%	6/1/29	2,000	2,169
Maryland GO	5.000%	3/15/31	1,600	1,929
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/31	1,950	2,265
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/27	500	552

Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/31	750	859
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/24	500	559
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/20	500	531
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/33	1,215	1,323
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	520
Maryland Transportation Authority GAN	5.250%	3/1/20	500	517
Montgomery County MD GO	5.000%	11/1/22	1,500	1,694
Montgomery County MD GO	5.000%	11/1/22	1,000	1,129
Montgomery County MD GO	5.000%	11/1/23	2,800	3,219
Montgomery County MD GO	4.000%	12/1/30	1,555	1,673
Prince Georges County MD GO	5.000%	7/15/22	1,615	1,814
Prince Georges County MD GO	5.000%	9/15/23	580	639
Washington MD Suburban Sanitary Commission
GO	4.000%	6/15/33	1,000	1,077
				75,513
Massachusetts (1.2%)
Boston MA GO	5.000%	4/1/20	780	831
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	504
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	2,500	2,521
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	480	543
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	400	491
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	616
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	915	1,123
Massachusetts College Building Authority
Revenue	5.250%	5/1/19 (Prere.)	445	462
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	527
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/37	1,750	2,029
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/20 (Prere.)	410	437
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/20 (Prere.)	40	43
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20	355	376
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/25	750	807
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/26	510	548
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/27	600	645

Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/18	200	201
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/28	470	556
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,457
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	720	773
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	300	315
Massachusetts GO	5.000%	3/1/19 (Prere.)	500	515
Massachusetts GO	5.000%	7/1/19 (Prere.)	500	521
Massachusetts GO	5.000%	8/1/20	500	537
Massachusetts GO	5.250%	8/1/20	300	324
Massachusetts GO	5.500%	10/1/20	500	546
Massachusetts GO	5.500%	10/1/20 (14)	500	546
Massachusetts GO	5.000%	4/1/21 (Prere.)	500	546
Massachusetts GO	5.000%	8/1/22	1,000	1,123
Massachusetts GO	5.250%	8/1/23	500	578
Massachusetts GO	5.000%	12/1/23	1,520	1,749
Massachusetts GO	5.000%	12/1/24	2,000	2,332
Massachusetts GO	1.738%	11/1/25	1,380	1,381
Massachusetts GO	5.000%	7/1/28	1,000	1,214
Massachusetts GO	4.000%	11/1/30	1,980	2,094
Massachusetts GO	5.000%	1/1/31	1,000	1,192
Massachusetts GO	5.000%	11/1/31	2,000	2,373
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/19 (Prere.)	500	528
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	110	114
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19 (ETM)	390	404
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	225	243
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/21	900	986
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	550	617
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	1,500	1,734
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	600	635
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/34	1,000	1,146
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/36	1,500	1,680
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (14)	500	602
Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,000	1,064
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/18	1,400	1,408
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	214
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19	240	251
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/20	200	216

Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/21	500	555
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/30	625	785
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	963
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	1,000	1,162
				48,683
Michigan (1.4%)
Battle Creek MI School District GO	5.000%	5/1/25	525	607
Birmingham MI City School District GO	5.000%	5/1/22	740	828
Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,137
Dearborn MI School District GO	5.000%	5/1/34	1,200	1,340
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	585
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/27 (4)	1,000	1,063
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/22	455	500
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23	1,050	1,147
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	1,000	1,074
Eastern Michigan University Revenue	5.000%	3/1/27 (15)	500	582
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/31	1,645	1,854
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/36	1,000	1,103
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/28	1,000	1,148
Great Lakes MI Water Authority Water Supply
System Revenue	4.000%	7/1/33 (4)	1,000	1,037
Hudsonville MI Public Schools GO	5.000%	5/1/31	410	476
5 Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/29	625	708
Lincoln MI Consolidated School District GO	5.000%	5/1/24 (4)	1,000	1,144
Marysville MI Public Schools District GO	5.000%	5/1/28	1,605	1,868
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	524
Michigan Building Authority Revenue	5.000%	4/15/24	1,535	1,758
Michigan Building Authority Revenue	5.000%	10/15/32	1,060	1,227
Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,134
Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group)	5.000%	12/1/35	920	1,004
Michigan Finance Authority Revenue	5.000%	4/1/18	1,000	1,000
Michigan Finance Authority Revenue	5.000%	10/1/22	500	545
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (4)	1,000	1,109
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/23 (4)	1,000	1,126
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28	750	837
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	1,500	1,671
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	1,000	1,103
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/26	1,045	1,217

Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/27	500	551
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/22 (Prere.)	1,000	1,128
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/22	2,100	2,371
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/22 (Prere.)	500	564
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/28	2,060	2,429
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	1,145	1,193
Michigan GAN	5.000%	3/15/27	1,140	1,350
Michigan GO	5.000%	5/1/18	500	501
Michigan GO	5.500%	5/1/19 (Prere.)	595	619
Michigan State University Revenue	5.000%	8/15/20	1,040	1,117
Michigan Trunk Line Revenue	5.000%	11/1/21	500	525
Oakland University MI Revenue	5.000%	3/1/30	1,155	1,319
Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,422
Rochester MI Community School District GO	5.000%	5/1/18	1,800	1,805
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/25	1,435	1,627
University of Michigan Revenue	5.000%	4/1/32	2,010	2,388
Wayne County MI Airport Authority Revenue	5.000%	12/1/25	700	801
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,473
				55,639
Minnesota (0.7%)
Bloomington MN Independent School District
No. 271 GO	5.000%	2/1/22	2,000	2,224
Farmington MN Independent School District No.
192 GO	5.000%	2/1/21	1,800	1,954
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/25	250	291
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/26	200	236
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/21	1,435	1,566
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/26	1,855	2,080
Minnesota GO	5.000%	8/1/19	500	522
Minnesota GO	5.000%	8/1/19 (Prere.)	500	522
Minnesota GO	5.000%	11/1/19 (Prere.)	270	284
Minnesota GO	5.000%	11/1/20	65	68
Minnesota GO	5.000%	10/1/21	1,925	2,129
Minnesota GO	5.000%	8/1/22	1,325	1,490
Minnesota GO	5.000%	10/1/22	1,325	1,494
Minnesota GO	5.000%	8/1/25	1,500	1,772
Minnesota GO	5.000%	8/1/27	1,005	1,180
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/35	595	650
Mounds View MN Independent School District
No. 621 GO	5.000%	2/1/26	1,000	1,181
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/31	1,000	1,226
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/19 (Prere.)	500	513

St. Francis MN Independent School District No.
15 GO	5.000%	2/1/26	375	417
St. Francis MN Independent School District No.
15 GO	5.000%	2/1/27	485	537
St. Francis MN Independent School District No.
15 GO	5.000%	2/1/28	225	249
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/29	515	546
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/30	550	582
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/32	775	816
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/33	1,020	1,174
University of Minnesota Revenue	5.000%	8/1/19	500	522
University of Minnesota Revenue	5.250%	12/1/20 (Prere.)	500	544
				26,769
Mississippi (0.3%)
DeSoto County MS School District GO	5.000%	5/1/19	370	383
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/26	1,300	1,495
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/30	1,570	1,842
Mississippi GO	5.500%	12/1/18	750	769
Mississippi GO	5.000%	10/1/19	2,000	2,097
Mississippi GO	5.000%	11/1/29	1,000	1,163
Mississippi Institutions of Higher Learning
Revenue (University of Mississippi Medical
Center)	4.000%	6/1/34	1,000	1,032
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/23 (Prere.)	1,000	1,145
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/30	520	610
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/31	445	521
				11,057
Missouri (0.4%)
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,130	1,293
Kansas City MO Sanitary Sewer System
Revenue	5.000%	1/1/32	1,000	1,185
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/27	655	788
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/34	500	587
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/30	500	556
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/34	880	962

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/25	1,205	1,371
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,226
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,679
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/23	600	681
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	500	518
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.000%	12/1/34	1,400	1,561
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/34	1,000	1,128
St. Louis MO Parking Revenue	5.000%	12/15/23 (4)	690	781
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,138
				15,454
Montana (0.0%)
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/32	825	932

Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/18	170	174
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,150
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	2,470	2,588
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/23	750	814
Lincoln NE Electric System Revenue	5.000%	9/1/22 (Prere.)	135	151
Lincoln NE Electric System Revenue	5.000%	9/1/25	275	307
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	345	377
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,093
Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,636
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/24	1,685	1,799
				10,089
Nevada (0.6%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/26	560	642
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/28	550	626
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	1,540	1,653
Clark County NV GO	5.000%	12/1/29	500	526
Clark County NV GO	4.000%	6/1/32	1,505	1,626
Clark County NV GO	5.000%	7/1/33	1,000	1,105
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/31	1,575	1,771

Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/19 (Prere.)	500	521
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,000	1,147
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	475
Las Vegas NV GO	5.000%	6/1/18	1,225	1,232
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21	2,000	2,190
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,000	1,157
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	2,151
Nevada GO	5.000%	4/1/22	1,710	1,904
Nevada GO	5.000%	11/1/23	1,465	1,675
Nevada GO	5.000%	11/1/25	1,015	1,186
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,773
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/34	1,500	1,732
				25,092
New Jersey (1.4%)
Bergen County NJ GO	5.000%	10/15/21	1,480	1,637
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/27	1,400	1,540
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	500	457
Jersey City NJ GO	5.000%	3/1/21	480	519
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/23	510	575
New Jersey COP	5.250%	6/15/19 (Prere.)	465	484
New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	1,000	1,067
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	1,000	1,087
New Jersey Economic Development Authority
Revenue	5.500%	6/15/29	2,000	2,280
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	700	724
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	1,600	1,725
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26 (ETM)	95	115
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26 (14)	405	457
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	360	367
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	300	319
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,217
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	750	752

New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	500	515
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	195	205
New Jersey GO	5.250%	7/15/18 (2)	500	505
New Jersey GO	5.000%	8/15/19	750	782
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	500	540
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18 (ETM)	250	252
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,114
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	993
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/19 (ETM)	315	323
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/19 (ETM)	185	190
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/21	640	701
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/27	1,000	1,116
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	220	230
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	1,750	1,760
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,441
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,500	1,509
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33	1,500	1,631
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/18 (4)	1,135	1,163
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	650	679
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	500	525
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	2,500	2,696
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21 (14)	245	267
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	150	166
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	1,315	1,451
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	605	678
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	1,000	1,098

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,393
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	500	535
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	700	748
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	325	333
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	175	179
New Jersey Turnpike Authority Revenue	5.000%	1/1/22 (Prere.)	1,000	1,110
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	1,040	1,168
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	1,000	1,184
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,168
New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,015	1,079
New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,645
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,143
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	500	553
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	1,500	1,502
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	850	851
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	3,805	1,049
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	835	222
				55,714
New Mexico (0.2%)
Albuquerque NM GO	5.000%	7/1/20	2,000	2,144
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/22	275	308
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/23	250	285
Farmington NM Pollution Control Revenue
(Arizona Public Service Co. Four Corners
Project)	4.700%	9/1/24	1,750	1,864
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	500	527
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	535
New Mexico Finance Authority Transportation
Revenue	4.000%	6/15/26	1,000	1,065
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/28	1,350	1,549
				8,277
New York (7.6%)
4 Battery Park City Authority New York Revenue
TOB VRDO	1.760%	4/2/18 LOC	995	995
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/30	500	597
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/31	530	630
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	500	501

Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19 (ETM)	200	207
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	300	311
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	500	548
Hempstead NY GO	4.000%	4/1/29 (4)	1,420	1,524
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/35	1,000	1,151
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/36	1,000	1,149
Long Island NY Power Authority Electric System
Revenue	4.000%	9/1/18	835	843
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/19 (Prere.)	575	594
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19 (ETM)	75	78
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19 (ETM)	125	129
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/24	105	117
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/25	500	580
3 Long Island NY Power Authority Electric System
Revenue PUT	1.815%	11/1/18	1,000	1,000
Metropolitan Transportation Authority Revenue	5.000%	11/15/22	8,095	9,039
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/31	1,850	2,176
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	605	607
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/26	1,000	1,185
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/37	1,000	1,156
Nassau County NY GO	5.000%	4/1/23	1,000	1,126
New York City NY GO	5.250%	8/15/18 (Prere.)	40	41
New York City NY GO	5.500%	11/15/18 (Prere.)	300	307
New York City NY GO	5.625%	4/1/19 (Prere.)	815	847
New York City NY GO	5.000%	5/15/19 (Prere.)	480	498
New York City NY GO	5.000%	5/15/19 (Prere.)	485	503
New York City NY GO	5.000%	8/1/19	1,065	1,111
New York City NY GO	5.000%	8/1/19	1,500	1,565
New York City NY GO	5.000%	8/1/20	2,935	3,149
New York City NY GO	5.000%	8/1/20	2,100	2,253
New York City NY GO	5.250%	9/1/20	1,000	1,015
New York City NY GO	5.000%	8/1/21	1,535	1,687
New York City NY GO	5.000%	8/1/21	515	566
New York City NY GO	5.000%	8/1/21	2,000	2,198
New York City NY GO	5.000%	8/1/22	500	560
New York City NY GO	5.000%	8/1/22	1,290	1,445

New York City NY GO	5.000%	10/1/22	500	552
New York City NY GO	5.000%	8/1/23	1,505	1,713
New York City NY GO	5.000%	8/1/23	400	447
New York City NY GO	5.000%	8/1/24	1,000	1,156
New York City NY GO	5.250%	8/15/24	460	466
New York City NY GO	5.000%	8/1/25	770	849
New York City NY GO	5.000%	8/1/25	1,020	1,194
New York City NY GO	5.000%	8/1/25	1,000	1,171
New York City NY GO	5.000%	8/1/26	1,000	1,122
New York City NY GO	5.000%	8/1/26	500	556
New York City NY GO	5.000%	8/15/26	475	481
New York City NY GO	5.000%	8/1/28	400	428
New York City NY GO	5.625%	4/1/29	25	26
New York City NY GO	5.000%	5/15/29	15	16
New York City NY GO	5.000%	8/1/30	1,000	1,124
New York City NY GO	5.000%	3/1/31	1,340	1,493
New York City NY GO	5.000%	8/1/31	365	398
New York City NY GO	5.000%	12/1/32	1,755	2,041
New York City NY GO	5.000%	12/1/33	1,500	1,737
New York City NY GO	5.000%	12/1/35	1,000	1,152
New York City NY GO VRDO	1.730%	4/2/18	50	50
New York City NY GO VRDO	1.730%	4/2/18	16,400	16,400
New York City NY GO VRDO	1.730%	4/2/18	6,100	6,100
New York City NY GO VRDO	1.770%	4/2/18 LOC	11,250	11,250
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	1,500	1,586
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	575	604
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,114
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	1,004
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	748
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	519
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	1,210	1,413
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	257
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	534
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	546
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,196
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.700%	4/2/18	17,590	17,590
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	535	598
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	500	514
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	500	514
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	1,730	2,005

New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/29	1,070	1,098
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	2,000	2,305
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	1,000	1,157
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	250	277
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/19	1,100	1,131
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/21 (Prere.)	60	65
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	1,000	1,128
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	460	509
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	1,325	1,542
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	850	954
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	500	558
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	440	480
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	500	539
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	300	330
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	500	556
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	1,250	1,421
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	500	555
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	1,500	1,724
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/33	1,800	2,100
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	1,530	1,791
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	1,450	1,644
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	1,665	1,918
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	1,500	1,714
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	1,500	1,744
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	1,725	1,966
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/36	1,235	1,295
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	1,665	1,927
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)	5.000%	12/1/26	1,155	1,375

New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,090	1,194
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	1,000	1,106
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	750	931
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/18 (Prere.)	500	502
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	1,530	1,653
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	500	545
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	230	254
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	500	555
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,000	1,105
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (14)	325	362
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	820	929
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	570	651
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	1,045	1,193
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,180	2,522
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,135	1,329
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	1,645	1,934
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	1,675	1,951
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/31	1,445	1,544
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/32	1,500	1,594
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	680	752
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	600	634
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,500	1,600
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	2,000	2,081
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	3,250	3,479
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	130	133
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/21 (Prere.)	1,215	1,350
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	589
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	612
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	538

New York State Dormitory Authority Revenue	5.000%	10/1/20	75	79
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	1.650%	4/7/18 LOC	3,100	3,100
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	428
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/18 (Prere.)	250	252
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,129
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,113
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	650	696
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	527
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21 (Prere.)	500	547
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19 (Prere.)	200	206
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	170	188
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	160	177
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	830	919
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	840	929
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	1,500	1,749
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	520	584
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	1,985	2,365
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	1,000	1,179
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,000	2,268
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	500	548
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/33	1,975	2,093
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	300	328
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	1,905	2,011
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	2,000	2,256
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/35	1,000	1,053
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	595	641
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	431
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	521

New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/20 (Prere.)	500	539
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	1,135	1,240
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	965	1,114
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	1,270	1,488
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	1,480	1,739
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	1,720	2,002
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	1,420	1,628
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	1,170	1,358
New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	4.692%	12/1/25 (2)	1,095	1,095
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	2,025	2,276
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/24	365	390
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	500	559
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	1,500	1,767
New York State GO	4.500%	2/1/19	500	512
New York State GO	5.000%	2/15/30	315	341
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	490	519
New York State Thruway Authority Revenue	5.000%	5/1/19	1,230	1,274
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	500
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	490
New York State Thruway Authority Revenue	5.000%	1/1/30	500	548
New York State Thruway Authority Revenue	5.000%	1/1/32 (14)	600	600
New York State Thruway Authority Revenue	5.000%	1/1/35	1,000	1,126
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/18 (Prere.)	500	508
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	516
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	531
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	551
New York State Urban Development Corp.
Revenue	5.000%	3/15/36	2,000	2,303
New York State Urban Development Corp.
Revenue	5.000%	3/15/37	2,000	2,298
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18 (ETM)	145	148
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	355	364

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	600
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,525
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	2,075	2,421
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	2,000	2,296
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	1,500	1,748
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,230
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,638
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	2,000	2,296
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,652
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/26	500	505
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/26	1,750	2,021
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/28	1,250	1,331
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	1,015	1,185
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/35	1,000	1,146
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,676
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,532
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/29	1,000	1,128
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/34	1,760	1,944
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18 (Prere.)	305	311
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	1,500	1,728
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	195	199
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	2,000	2,300
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	1,900	2,216
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	1,000	1,160
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	1,600	1,809
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	1,000	1,157
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	1,945	2,245
6 Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	2,450	2,823
Westchester County NY GO	5.000%	7/1/20	435	467

Westchester County NY GO	5.000%	7/1/20 (ETM)	10	11
Westchester County NY GO	5.000%	7/1/20 (ETM)	55	59
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	890	952
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,199
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/28	1,400	1,607
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/33	1,500	1,663
				303,498
North Carolina (0.5%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/22 (Prere.)	330	372
Cary NC Combined Enterprise System Revenue	5.000%	12/1/27	170	192
Cary NC Combined Utility Systems Revenue	5.000%	12/1/29	400	483
Charlotte NC Airport Revenue	5.000%	7/1/25	2,050	2,414
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	255
Durham County NC GO	5.000%	4/1/20	685	730
Durham County NC GO	5.000%	10/1/22	500	565
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/19 (Prere.)	500	515
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/34	1,000	1,145
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	575
North Carolina Capital Improvement Revenue	5.000%	5/1/20 (Prere.)	500	534
North Carolina GAN	5.000%	3/1/25	1,000	1,163
North Carolina GAN	5.000%	3/1/27	1,000	1,156
North Carolina GO	5.000%	6/1/19	2,000	2,077
North Carolina GO	5.000%	3/1/20	275	292
North Carolina GO	4.000%	6/1/20	500	525
North Carolina GO	5.000%	5/1/22	250	280
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/21	1,000	1,093
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/27	1,000	1,103
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/24	600	665
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	355	364
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	145	148
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/22 (Prere.)	180	202
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/24	320	358
Raleigh NC GO	5.000%	9/1/27	2,000	2,436
Wake County NC Limited Obligation Revenue	4.000%	12/1/19	680	706
				20,348

North Dakota (0.0%)
Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,381

Ohio (1.7%)
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/29	1,200	1,392
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/37	1,900	1,939
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/22 (Prere.)	570	638
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/26	1,000	1,159
Bowling Green State University Ohio Revenue	5.000%	6/1/26	250	291
Bowling Green State University Ohio Revenue	5.000%	6/1/27	250	293
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	536
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/20 (Prere.)	435	472
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/26	725	786
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/27	380	411
Cincinnati OH GO	4.000%	12/1/34	250	266
Columbus OH City School District GO	0.000%	12/1/29 (4)	1,000	687
Columbus OH GO	5.000%	7/1/25	535	597
Columbus OH GO	4.000%	8/15/26	1,700	1,877
Columbus OH Sewer Revenue	5.000%	6/1/30	1,500	1,755
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/25	510	575
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/32	1,000	1,093
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	615	656
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	1,000	1,078
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	1,680	1,923
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/28	450	537
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/18	350	358
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,121
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/21	200	216
Hamilton County OH Sales Tax Revenue	5.000%	12/1/27	1,915	2,293
Kent State University Ohio Revenue	5.000%	5/1/19 (Prere.)	460	476
Kent State University Ohio Revenue	5.000%	5/1/23 (12)	40	41
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/21 (Prere.)	180	199
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/21 (Prere.)	535	596
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	320	350

Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	965	1,064
Miami Valley OH Career Technology Center GO	5.000%	12/1/25	860	1,015
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	1.730%	4/1/18 LOC	3,300	3,300
North Royalton OH City School District GO	5.000%	12/1/26	300	350
North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,623
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/20	100	108
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/33	1,525	1,774
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/36	1,250	1,442
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/22	750	831
Ohio GO	5.000%	5/1/23	1,270	1,442
Ohio GO	5.000%	8/1/23	500	560
Ohio GO	5.000%	8/1/24	500	580
Ohio GO	5.000%	11/1/24	1,675	1,951
Ohio GO	5.000%	2/1/25	2,425	2,833
Ohio GO	5.000%	2/1/27	1,000	1,177
Ohio GO	5.000%	3/15/36	1,005	1,129
Ohio Higher Education GO	5.000%	8/1/21	500	550
Ohio Higher Education GO	5.000%	8/1/22	2,680	3,006
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	560	628
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/28	500	602
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/32	1,000	1,178
5 Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/25	2,280	2,681
5 Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/28	1,000	1,172
Ohio Revenue (Transportation Building Fund
Projects)	5.000%	4/1/26	875	1,031
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20 (Prere.)	500	530
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	1,000	1,068
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,015	1,125
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,280	1,479
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.250%	6/1/19	435	453
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,565	1,879
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/28	2,000	2,402
Penta Career Center Ohio COP	5.250%	4/1/23	125	139
Revere OH Local School District GO	5.000%	6/1/22 (Prere.)	1,000	1,121
Revere OH Local School District GO	5.000%	6/1/22 (Prere.)	665	745
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	550	615
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	255	285
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	250	280
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	260	291

Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	250	280
				69,330
Oklahoma (0.2%)
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/25	1,045	1,150
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/28	1,245	1,421
Oklahoma City OK GO	5.000%	3/1/24	525	572
5 Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,714
Oklahoma Turnpike Authority Revenue	5.000%	1/1/21 (Prere.)	300	326
Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,000	2,273
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/23	230	255
University of Oklahoma Revenue	5.000%	7/1/31	475	516
				8,227
Oregon (0.4%)
Clackamas County OR School District No. 12
Sandy GO	5.000%	6/15/28	1,000	1,195
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/33	1,125	1,320
Deschutes & Jefferson Counties OR School
District No. 2J GO	0.000%	6/15/31	750	484
Multnomah County OR School District GO	5.000%	6/15/19	1,680	1,748
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/21 (Prere.)	430	472
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	1,370	1,579
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	70	77
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/19	4,000	4,216
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/33	1,000	1,138
Oregon Facilities Authority Revenue (Reed
College Projects)	4.000%	7/1/31	450	489
Oregon Facilities Authority Revenue (Reed
College Projects)	4.000%	7/1/32	450	486
Oregon GO	5.000%	5/1/23	500	558
Portland OR Sewer System Revenue	5.000%	6/15/18 (Prere.)	500	504
				14,266
Pennsylvania (2.6%)
Allegheny County PA GO	4.000%	11/1/30	1,000	1,063
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	325	359
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	502
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.908%	2/1/21	465	467
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	365	382
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	551

Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,083
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/27	250	279
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/25	1,855	2,129
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	530	590
Chester County PA GO	5.000%	11/15/22 (Prere.)	750	848
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/26	500	566
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/29	1,000	1,082
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/20	650	694
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/29	1,185	1,351
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/25 (4)	1,000	1,113
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	500	514
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/22 (Prere.)	500	558
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/23	1,015	1,097
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/25	1,000	1,099
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.550%	6/1/20	1,000	1,002
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/25	1,250	1,365
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/18 (Prere.)	2,000	2,027
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/25	1,215	1,398
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	785	832
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/25	1,000	1,164
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	1,000	1,156
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,500	1,737

Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/20	700	729
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/21	1,330	1,363
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	11/15/40	3,500	3,651
Pennsylvania GO	5.000%	4/15/19 (Prere.)	500	517
Pennsylvania GO	5.000%	7/1/20	545	581
Pennsylvania GO	5.375%	7/1/21	500	550
Pennsylvania GO	5.000%	11/15/21 (Prere.)	500	555
Pennsylvania GO	5.000%	8/15/23	2,000	2,246
Pennsylvania GO	5.000%	1/1/24	1,500	1,690
Pennsylvania GO	5.000%	8/15/24	500	568
Pennsylvania GO	5.000%	1/1/26	3,295	3,784
Pennsylvania GO	5.000%	9/15/26	1,500	1,735
Pennsylvania GO	4.000%	8/15/30 (4)	1,000	1,066
Pennsylvania GO	5.000%	10/15/32	1,000	1,112
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/19 (ETM)	740	768
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/24	200	215
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	543
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/19 (Prere.)	500	523
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/36	1,295	1,345
Pennsylvania State University Revenue	5.000%	3/1/25	500	530
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/32	1,000	1,141
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/24	1,000	1,133
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/28	500	573
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	190	197
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	860	893
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	175	184
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	695	751
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	265	286
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,750	1,895
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	495	535
3 Pennsylvania Turnpike Commission Revenue	2.560%	12/1/21	1,315	1,338
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	170	179
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,243
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,150	1,341
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,035	1,178
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (4)	1,635	1,904
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	868
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,562
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,681
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,236
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,652

Philadelphia PA Airport Revenue	5.000%	6/15/23	1,120	1,191
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/24	1,015	1,155
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,150
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	5.000%	7/1/32	750	875
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/37	345	386
Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,500	1,731
Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,165
Philadelphia PA Gas Works Revenue	5.000%	10/1/29	1,010	1,161
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,477
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/25	1,000	1,108
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/19 (Prere.)	500	523
Philadelphia PA School District GO	5.000%	9/1/21	1,035	1,102
Philadelphia PA School District GO	5.250%	9/1/22	525	560
Philadelphia PA School District GO	5.000%	9/1/31	940	1,044
Philadelphia PA Water & Wastewater Revenue	5.000%	8/1/20 (Prere.)	560	601
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26	1,000	1,134
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/32	1,025	1,188
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35	1,110	1,152
Reading PA School District GO	5.000%	3/1/25 (4)	805	918
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp. Obligated
Group)	5.000%	11/15/25	815	945
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp. Obligated
Group)	5.000%	11/15/26	750	875
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/27	1,135	1,293
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	1,000	1,069
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/24 (15)	1,535	1,721
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/26 (4)	1,650	1,874
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/19 (Prere.)	500	525
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.250%	1/1/21 (Prere.)	80	89
				103,861
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	500
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/21 (13)(3)	500	543

Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,226
				2,269
Rhode Island (0.1%)
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	569
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/25	500	580
Tobacco Settlement Financing Corp. Rhode
Island Revenue	2.250%	6/1/41	1,995	1,995
				3,144
South Carolina (0.5%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/23	590	673
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/27	250	276
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/25	1,000	1,160
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,687
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,000	1,137
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	1,600	1,359
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,625
South Carolina GO	5.000%	4/1/20	450	479
South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/21	1,000	1,094
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	503
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/26	1,000	1,088
South Carolina Public Service Authority
Revenue	5.000%	1/1/19 (Prere.)	500	513
South Carolina Public Service Authority
Revenue	5.000%	12/1/26	1,140	1,278
South Carolina Public Service Authority
Revenue	5.000%	12/1/28	1,465	1,574
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	2,095	2,298
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	1,000	1,102
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	1,035	1,110
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	5.000%	12/1/26 (15)	1,000	1,133
				20,089
South Dakota (0.1%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,204
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/32	1,000	1,144

South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	4.000%	9/1/34	1,975	2,031
				5,379
Tennessee (0.9%)
Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,160
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.000%	1/1/33	1,500	1,601
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/27	1,035	1,145
Clarksville TN Public Building Authority Revenue
(Morristown) VRDO	1.730%	4/2/18 LOC	420	420
Knox County TN GO	5.000%	4/1/18	1,000	1,000
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/36	1,000	1,117
Memphis TN GO	5.000%	5/1/30	500	544
Memphis TN Water System Revenue	4.000%	12/1/34	575	616
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/35	865	1,016
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	625	668
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	500	537
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	600	642
Shelby County TN GO	5.000%	3/1/19	500	516
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	103
Shelby County TN GO	5.000%	4/1/19	400	414
6 Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	1.700%	4/2/18 (4)	6,000	6,000
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	725	735
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,835	2,044
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	1,755	1,968
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	885	1,009
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	880	995
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	1,035	1,204
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	1,000	1,148
Tennessee Energy Acquisition Corp. Gas
Revenue PUT	4.000%	5/1/23	2,880	3,078
Tennessee GO	5.000%	8/1/20	625	672
Tennessee GO	5.000%	8/1/21	1,490	1,643
Tennessee GO	5.000%	8/1/22	1,475	1,660
Williamson County TN GO	4.000%	5/1/27	1,320	1,421
				35,076

Texas (5.2%)
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,473
Arlington TX GO	5.000%	8/15/19	1,920	2,007
Arlington TX Special Tax Revenue	5.000%	2/15/27 (4)	400	472
Arlington TX Special Tax Revenue	5.000%	2/15/28 (4)	305	363
Arlington TX Special Tax Revenue	5.000%	2/15/32 (15)	1,140	1,308
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/25	500	569
Austin TX Airport System Revenue	5.000%	11/15/26	1,010	1,192
Austin TX Airport System Revenue	5.000%	11/15/32	1,170	1,352
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,153
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19 (Prere.)	210	221
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19 (Prere.)	65	68
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	500	554
Beaumont TX Independent School District GO	5.000%	2/15/20	3,345	3,547
Beaumont TX Independent School District GO	5.000%	2/15/21	3,570	3,877
Bexar County TX GO	5.000%	6/15/26	2,310	2,712
Bexar County TX GO	4.000%	6/15/34	1,000	1,052
Brownsville TX Utility System Revenue	4.000%	9/1/30	1,000	1,058
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20 (Prere.)	500	534
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/24	1,015	1,147
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	100	81
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	180	139
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/26	1,000	1,140
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/30	840	945
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	540	589
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,400	1,559
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	218
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	500	544
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/28	2,000	2,381
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/18 (Prere.)	500	509
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	500	561
Dallas TX Independent School District GO	5.000%	2/15/23	485	526
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21 (Prere.)	195	215
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21	1,090	1,204
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/22	200	221

Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	1,000	1,139
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	488
Galveston County TX GO	4.000%	2/1/34	750	798
Garland TX Independent School District GO	5.000%	2/15/22	1,025	1,138
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/30	1,550	1,446
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/30	1,000	1,182
Harris County TX Flood Control District GO	5.250%	10/1/18	435	443
Harris County TX GO	5.000%	10/1/21 (Prere.)	280	309
Harris County TX GO	5.000%	8/15/22	1,830	2,054
Harris County TX GO	5.000%	10/1/23	500	524
Harris County TX GO	5.000%	10/1/23	20	22
Harris County TX GO	5.000%	8/15/32	1,000	1,114
Harris County TX GO	5.000%	10/1/36	1,200	1,377
Harris County TX Sports Authority Revenue	5.000%	11/15/22	945	1,043
3 Harris County TX Toll Road Revenue	2.360%	8/15/18	1,000	1,002
Harris County TX Toll Road Revenue	5.000%	8/15/19 (Prere.)	500	522
Harris County TX Toll Road Revenue	5.000%	8/15/32	500	554
Hays County TX GO	5.000%	2/15/35	1,090	1,257
Highland Park TX Independent School District
GO	5.000%	2/15/19	1,000	1,029
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	1,000	1,002
Houston TX Airport System Revenue	5.000%	7/1/26 (14)	3,000	3,005
Houston TX Airport System Revenue	5.000%	7/1/26	1,000	1,177
Houston TX GO	5.000%	3/1/19 (Prere.)	445	458
Houston TX GO	5.000%	3/1/20	55	57
Houston TX GO	5.000%	3/1/27	1,000	1,186
Houston TX GO	4.000%	3/1/35	1,500	1,576
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/24	1,070	1,209
Houston TX Independent School District GO	5.000%	2/15/19	1,200	1,235
Houston TX Independent School District GO	5.000%	2/15/20	1,105	1,172
Houston TX Utility System Revenue	5.000%	5/15/21	1,000	1,093
Houston TX Utility System Revenue	5.000%	5/15/25	1,075	1,234
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	120	120
Houston TX Utility System Revenue	4.000%	11/15/31	1,000	1,064
Houston TX Utility System Revenue	5.000%	11/15/33	1,000	1,077
Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,138
3 Houston TX Utility System Revenue PUT	2.480%	5/1/20	1,000	1,005
Irving TX Independent School District GO	5.000%	2/15/21	1,500	1,630
Judson TX Independent School District GO	5.000%	2/1/22	600	666
Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,388
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	500	544
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/25	1,245	1,451
Laredo TX Community College District GO	5.000%	8/1/25	1,000	1,140
Lone Star College System Texas GO	5.000%	8/15/19 (Prere.)	250	261
Lone Star College System Texas GO	5.000%	2/15/28	1,200	1,398
Lower Colorado River Authority Texas Revenue	5.000%	5/15/19	1,525	1,581
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	1,835	1,907
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	1,200	1,366

Lubbock TX GO	5.000%	2/15/23	500	555
Mansfield TX Independent School District GO	5.000%	2/15/26	1,250	1,403
Mansfield TX Independent School District GO	4.000%	2/15/29	1,265	1,341
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.000%	2/15/24	350	383
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/19	495	505
New Hope TX Cultural Education Facilities. First
Mortgage Revenue (Morningside Ministries
Project)	6.250%	1/1/33	1,640	1,827
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Westminster
Manor Project)	5.000%	11/1/26	1,060	1,186
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Westminster
Manor Project)	5.000%	11/1/27	1,000	1,116
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Westminster
Manor Project)	5.000%	11/1/28	870	969
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/23	200	221
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/24	210	234
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/25	240	269
North East TX Independent School District GO	5.250%	2/1/22	550	615
North Texas Municipal Water District Regional
Wastewater System Revenue	5.000%	6/1/22	1,495	1,667
North Texas Municipal Water District Regional
Wastewater System Revenue	5.000%	6/1/23	1,555	1,764
North Texas Municipal Water District Regional
Wastewater System Revenue	4.000%	6/1/31	1,500	1,621
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/22	1,645	1,843
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/23	1,025	1,168
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	205	211
North Texas Tollway Authority System Revenue	5.500%	9/1/21 (Prere.)	500	559
North Texas Tollway Authority System Revenue	6.250%	2/1/23	1,650	1,768
North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,035	1,159
North Texas Tollway Authority System Revenue	5.000%	1/1/27	1,785	2,012
North Texas Tollway Authority System Revenue	6.000%	1/1/28	45	46
North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,105	1,251
North Texas Tollway Authority System Revenue	5.000%	1/1/30	500	556
North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,790	1,998
North Texas Tollway Authority System Revenue	4.000%	1/1/33	1,550	1,621
North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,669
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,575	1,747
North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,000	1,104
North Texas Tollway Authority System Revenue	4.000%	1/1/36	1,015	1,051
North Texas Tollway Authority System Revenue	4.000%	1/1/37 (4)	1,500	1,559
North Texas Tollway Authority System Revenue	5.000%	1/1/38	1,000	1,148

Northwest Independent School District Texas
GO	5.000%	2/15/26	1,000	1,165
Pasadena TX GO	4.000%	2/15/28	1,000	1,079
Pearland TX GO	4.000%	3/1/32	1,000	1,080
Pearland TX GO	4.000%	3/1/33	360	386
Pearland TX Waterworks & Sewer System
Revenue	4.000%	9/1/32	240	256
Pearland TX Waterworks & Sewer System
Revenue	4.000%	9/1/33	340	361
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	523
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	210	219
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	500	514
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	500	543
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/34	1,230	1,302
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/36	1,000	1,156
San Antonio TX GO	5.000%	8/1/20	125	134
San Antonio TX GO	5.000%	2/1/22	1,000	1,087
San Antonio TX GO	5.000%	2/1/24	500	542
San Antonio TX GO	5.000%	2/1/26	1,000	1,168
San Antonio TX GO	4.000%	2/1/29	1,000	1,064
San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,155
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	4.000%	10/1/34	1,350	1,440
Spring Branch TX Independent School District
GO	5.000%	2/1/20	1,000	1,059
Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,158
Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,585
Sugar Land TX GO	5.000%	2/15/26	500	589
Sugar Land TX GO	5.000%	2/15/27	500	591
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	1,000	1,128
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	325	335
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	1,000	1,096
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/19 (Prere.)	500	519
Texas GO	4.000%	4/1/18	400	400
Texas GO	5.000%	10/1/22	1,040	1,172
Texas GO	5.000%	10/1/24	1,000	1,164
Texas GO	5.000%	10/1/27	1,400	1,592
Texas GO	5.000%	10/1/28	1,330	1,508
Texas GO	5.000%	8/1/31	500	545
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	365	403
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	1,005	1,118
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	380	423

Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	235	267
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	580	664
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	2,215	2,451
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/28	1,335	1,467
Texas Municipal Power Agency Revenue	5.000%	9/1/27	520	556
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/21 (15)	1,000	1,098
Texas State University System Financing
System Revenue	5.000%	3/15/32	1,580	1,841
Texas Tech University System Financing
System Revenue	5.000%	2/15/19 (Prere.)	500	515
Texas TRAN	4.000%	8/30/18	10,000	10,101
Texas Transportation Commission GO	5.000%	10/1/21	1,520	1,680
Texas Transportation Commission GO	5.000%	10/1/22	1,175	1,324
Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,755
3 Texas Transportation Commission GO PUT	1.960%	10/1/18	1,500	1,500
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/34	1,390	1,637
Texas Transportation Commission Revenue	5.000%	4/1/21	1,525	1,663
Texas Transportation Commission Revenue	5.000%	4/1/23	1,830	2,073
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	525	576
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	665	729
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	2,330	2,573
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (ETM)	285	272
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	525	499
Texas Water Development Board Revenue	5.000%	4/15/21	1,025	1,119
Texas Water Development Board Revenue	4.000%	10/15/35	1,770	1,874
Texas Water Financial Assistance GO	5.000%	8/1/18 (Prere.)	55	56
Texas Water Financial Assistance GO	5.000%	8/1/24	500	505
Texas Water Financial Assistance GO	5.000%	8/1/25	500	505
Texas Water Financial Assistance GO	5.000%	8/1/27	445	450
Travis TX GO	5.000%	3/1/27	1,545	1,815
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/27	1,000	1,180
University of Houston Texas Revenue	4.000%	2/15/33	1,840	1,952
University of North Texas Revenue	5.000%	4/15/36	1,225	1,420
University of Texas Permanent University Fund
Revenue	5.000%	7/1/21	1,300	1,430
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	325	340
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	1,000	1,075
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	500	551
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	1,075	1,229
West Travis County TX Public Utility Agency
Revenue	5.000%	8/15/27 (15)	1,105	1,311

West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/32 (15)	250	266
Williamson County TX GO	5.000%	2/15/23	230	256
				207,352
Utah (0.4%)
Central Utah Water Conservancy District
Revenue	5.000%	4/1/30	500	541
Central Utah Water Conservancy District
Revenue	4.000%	10/1/32	1,000	1,083
Jordan Valley UT Water Conservancy District
Revenue	4.000%	10/1/32	750	806
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/30	1,355	1,605
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	350	394
Utah GO	4.500%	7/1/19	2,000	2,071
Utah GO	5.000%	7/1/19	615	641
Utah GO	5.000%	7/1/21	1,300	1,431
Utah GO	5.000%	7/1/22	1,400	1,573
Utah GO	5.000%	7/1/23	3,500	4,005
Utah GO	5.000%	7/1/24	1,000	1,165
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,000	1,170
				16,485
Virginia (1.5%)
Arlington County VA GO	5.000%	8/15/19	1,535	1,605
Arlington County VA GO	5.000%	8/1/23	600	674
Arlington County VA GO	5.000%	8/15/26	2,000	2,404
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	552
Chesterfield County VA GO	5.000%	1/1/22	900	1,000
Fairfax County VA GO	4.000%	10/1/19	2,000	2,070
Fairfax County VA GO	5.000%	10/1/20	1,710	1,846
Fairfax County VA GO	5.000%	10/1/23	1,255	1,442
Fairfax County VA GO	4.000%	10/1/32	1,415	1,539
Fairfax County VA Public Improvement GO	5.000%	4/1/21	300	328
Fairfax County VA Sewer Revenue	4.000%	7/15/21	1,790	1,915
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	559
Norfolk VA GO	5.000%	10/1/20	775	835
Norfolk VA GO	5.000%	8/1/21	2,040	2,244
Norfolk VA GO	5.000%	9/1/29	1,395	1,607
Norfolk VA GO	5.000%	9/1/30	1,065	1,226
Norfolk VA GO	5.000%	9/1/32	1,345	1,540
Norfolk VA Water Revenue	5.000%	5/1/22 (Prere.)	495	552
Norfolk VA Water Revenue	5.000%	11/1/31	5	6
Norfolk VA Water Revenue	5.000%	11/1/34	1,155	1,364
Richmond VA GO	5.000%	3/1/25	1,650	1,925
Richmond VA Public Utility Revenue	5.000%	1/15/28	1,000	1,178
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/30	500	543
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/24	750	843
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	1,000	1,086

Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/34	1,900	2,027
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	1,570	1,643
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	399
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/21	2,410	2,657
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/26	1,220	1,447
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/27	2,000	2,393
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/35	1,280	1,361
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/35	1,750	1,862
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/36	1,695	1,799
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	1,495	1,561
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/24	1,250	1,445
Virginia Public School Authority Revenue	5.000%	8/1/19	500	522
Virginia Public School Authority Revenue	5.000%	3/1/20	3,700	3,931
Virginia Public School Authority Revenue	4.000%	8/1/20	1,700	1,785
Virginia Public School Authority Revenue	5.000%	8/1/26	1,500	1,795
Virginia Public School Authority Revenue	5.000%	8/1/29	1,500	1,780
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/21	1,055	1,151
				60,441
Washington (1.1%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/26	750	900
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	536
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	1,200	1,376
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/21	1,355	1,487
King County WA GO	5.000%	1/1/19	150	154
King County WA GO	5.000%	7/1/20	1,250	1,341
King County WA GO	5.000%	1/1/24	500	553
King County WA GO	4.000%	12/1/32	1,500	1,603
King County WA Sewer Revenue	5.000%	1/1/20	1,000	1,057
Kitsap County WA School District No. 401 GO	4.000%	12/1/33	755	806
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,103
Northwest Energy Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/28	2,550	2,831
Pierce County School District No. 3 Puyallup	5.000%	12/1/25	1,000	1,125
Pierce County WA School District No. 402 GO	4.000%	12/1/33	1,840	1,971
Port of Seattle WA Revenue	5.000%	8/1/29	250	276
Seattle WA GO	5.000%	6/1/21	1,000	1,098
State of Washington	4.000%	7/1/27	2,425	2,581

University of Washington Revenue	5.000%	4/1/31	335	364
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/18 (Prere.)	425	429
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	410
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,150
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,600
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/25	1,090	1,263
Washington GO	5.000%	7/1/18	675	681
Washington GO	5.000%	7/1/18 (Prere.)	500	504
Washington GO	5.000%	8/1/19 (Prere.)	500	522
Washington GO	0.000%	6/1/20 (14)	500	480
Washington GO	5.000%	7/1/20	1,000	1,071
Washington GO	5.000%	2/1/22 (Prere.)	500	556
Washington GO	5.000%	7/1/22	1,390	1,556
Washington GO	5.000%	7/1/23	1,000	1,139
Washington GO	5.000%	7/1/25	1,500	1,736
Washington GO	5.000%	7/1/25	500	557
Washington GO	5.000%	8/1/27	1,000	1,163
Washington GO	5.000%	8/1/27	1,160	1,391
Washington GO	5.000%	8/1/30	1,585	1,879
Washington GO	5.000%	8/1/31	1,970	2,329
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/30	1,760	1,957
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,172
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	880	970
Washington State University General Revenue	5.000%	10/1/31	500	546
				46,223
West Virginia (0.2%)
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/29	1,180	1,387
West Virginia Economic Development Authority
Lottery Revenue	4.000%	6/15/37	1,545	1,589
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/37	1,315	1,500
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/23	1,055	1,092
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	3,120	3,247
				8,815
Wisconsin (0.9%)
Madison WI Area Technical College GO	4.000%	3/1/25	1,835	2,010
Milwaukee WI GO	4.000%	3/15/19	1,000	1,022
Milwaukee WI GO	4.000%	3/15/20	1,000	1,042
Wisconsin General Fund Annual Appropriation
Revenue	5.625%	5/1/19 (Prere.)	45	47
Wisconsin General Fund Annual Appropriation
Revenue	5.625%	5/1/28	415	432
Wisconsin GO	5.000%	5/1/18 (Prere.)	500	501
Wisconsin GO	5.000%	5/1/19	1,335	1,383
Wisconsin GO	5.000%	11/1/19	1,250	1,315

Wisconsin GO	5.000%	5/1/20	1,000	1,066
Wisconsin GO	5.000%	5/1/21	760	831
Wisconsin GO	5.000%	5/1/21 (ETM)	15	16
Wisconsin GO	5.000%	5/1/22 (Prere.)	35	39
Wisconsin GO	5.000%	11/1/23	2,405	2,762
Wisconsin GO	5.000%	5/1/24	500	555
Wisconsin GO	5.000%	5/1/26	2,200	2,440
Wisconsin GO	5.000%	5/1/36	2,000	2,272
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,212
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/33	2,000	2,084
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/34	1,500	1,558
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	5.000%	11/15/36	1,800	2,047
Wisconsin Health & Educational Facilities
Authority Revenue (Aspirus, Inc. Obligated
Group)	5.000%	8/15/25	1,570	1,770
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/23	1,150	1,244
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/31	1,010	1,068
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	500	551
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,075	1,216
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	500	556
Wisconsin Transportation Revenue	5.000%	7/1/22 (Prere.)	115	129
Wisconsin Transportation Revenue	5.000%	7/1/23	385	432
Wisconsin Transportation Revenue	5.000%	7/1/31	1,265	1,503
Wisconsin Transportation Revenue	5.000%	7/1/33	2,755	3,129
				36,232
Wyoming (0.0%)
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/34 (15)	1,000	1,130
Total Tax-Exempt Municipal Bonds (Cost $2,082,797)				2,099,804
Temporary Cash Investments (0.0%)1
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	1.559%	5/24/18	200	199
6 United States Treasury Bill	1.509%	6/21/18	300	299
Total Temporary Cash Investments (Cost $499)				498
Total Investments (99.5%) (Cost $3,111,924)				3,984,868
Other Assets and Liabilities (0.5%)				18,576
Net Assets (100%)				4,003,444

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 47.6% and -0.5%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.

3 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate value of these securities was $1,336,000, representing 0.0% of net assets.
5 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
March 31, 2018.
6 Securities with a value of $1,631,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).

Tax-Managed Balanced Fund

(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2018	217	46,136	32
E-mini S&P 500 Index	June 2018	151	19,955	(184)
5-Year U.S. Treasury Note	June 2018	16	1,831	9
10-Year U.S. Treasury Note	June 2018	10	1,211	9
				(134)

Short Futures Contracts
30-Year U.S. Treasury Bond	June 2018	(52)	(7,625)	(188)
Ultra 10-Year U.S. Treasury Note	June 2018	(45)	(5,844)	(65)
				(253)
				(387)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by

Tax-Managed Balanced Fund

events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,884,534	—	32
Tax-Exempt Municipal Bonds	—	2,099,804	—
Temporary Cash Investments	—	498	—
Futures Contracts—Assets[1]	401	—	—
Futures Contracts—Liabilities[1]	(159)	—	—
Total	1,884,776	2,100,302	32
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds and stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At March 31, 2018, the cost of investment securities for tax purposes was $3,111,924,000. Net unrealized appreciation of investment securities for tax purposes was $872,944,000, consisting of unrealized gains of $897,691,000 on securities that had risen in value since their purchase and $24,747,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Small-Cap Fund

Schedule of Investments (unaudited)
As of March 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (15.1%)
*	Five Below Inc.	429,170	31,475
	Marriott Vacations Worldwide Corp.	180,808	24,084
*	Ollie's Bargain Outlet Holdings Inc.	378,645	22,832
*	TopBuild Corp.	279,164	21,362
	Wolverine World Wide Inc.	728,871	21,064
	LCI Industries	199,155	20,742
*	Shutterfly Inc.	255,102	20,727
*	RH	210,190	20,027
	Lithia Motors Inc. Class A	187,503	18,848
	Children's Place Inc.	134,968	18,254
	Steven Madden Ltd.	402,865	17,686
*	Penn National Gaming Inc.	650,928	17,093
*	Cooper-Standard Holdings Inc.	129,841	15,946
*	Dorman Products Inc.	234,341	15,516
*	iRobot Corp.	222,395	14,276
	Abercrombie & Fitch Co.	572,010	13,848
	Monro Inc.	256,934	13,772
*	Meritage Homes Corp.	293,218	13,268
*	Dave & Buster's Entertainment Inc.	314,389	13,123
	DSW Inc. Class A	569,209	12,784
*	G-III Apparel Group Ltd.	333,945	12,583
*	Sleep Number Corp.	350,382	12,316
	Callaway Golf Co.	732,674	11,987
*	American Axle & Manufacturing Holdings Inc.	784,486	11,940
*	Cavco Industries Inc.	67,450	11,719
	La-Z-Boy Inc.	381,659	11,431
	Caleres Inc.	331,282	11,131
	World Wrestling Entertainment Inc. Class A	305,232	10,991
	Wingstop Inc.	230,280	10,876
	Group 1 Automotive Inc.	161,842	10,575
*	Asbury Automotive Group Inc.	153,953	10,392
*	Fox Factory Holding Corp.	292,214	10,198
	Guess? Inc.	489,841	10,159
*	LGI Homes Inc.	143,530	10,129
*	Installed Building Products Inc.	168,127	10,096
*	Gentherm Inc.	296,098	10,053
	Dine Brands Global Inc.	152,158	9,979
	MDC Holdings Inc.	356,116	9,943
	Tailored Brands Inc.	390,274	9,780
	Oxford Industries Inc.	130,644	9,741
	Chico's FAS Inc.	1,010,291	9,133
	Gannett Co. Inc.	907,995	9,062
*	Crocs Inc.	556,605	9,045
	Strayer Education Inc.	84,568	8,546
	Winnebago Industries Inc.	226,236	8,506
	Scholastic Corp.	217,380	8,443
	Capella Education Co.	95,497	8,342
	Sonic Corp.	328,201	8,280
	New Media Investment Group Inc.	467,191	8,008

Standard Motor Products Inc.	166,466	7,919
Core-Mark Holding Co. Inc.	367,716	7,818
PetMed Express Inc.	181,348	7,571
* Vista Outdoor Inc.	449,367	7,334
Sturm Ruger & Co. Inc.	139,065	7,301
* M/I Homes Inc.	226,564	7,216
* Belmond Ltd. Class A	639,408	7,129
* Career Education Corp.	535,662	7,039
* Genesco Inc.	160,784	6,528
* William Lyon Homes Class A	233,799	6,427
Nutrisystem Inc.	238,068	6,416
BJ's Restaurants Inc.	138,589	6,223
* Universal Electronics Inc.	117,837	6,133
* American Public Education Inc.	142,132	6,112
Ruth's Hospitality Group Inc.	245,939	6,013
* Shake Shack Inc. Class A	141,252	5,880
* Red Robin Gourmet Burgers Inc.	98,740	5,727
Movado Group Inc.	146,908	5,641
Marcus Corp.	177,651	5,392
* Lumber Liquidators Holdings Inc.	224,101	5,360
EW Scripps Co. Class A	435,296	5,219
Buckle Inc.	231,635	5,131
* Unifi Inc.	141,097	5,115
Sonic Automotive Inc. Class A	267,328	5,066
* Zumiez Inc.	211,817	5,062
Ethan Allen Interiors Inc.	212,895	4,886
* Express Inc.	643,975	4,611
* Regis Corp.	294,564	4,457
* Fossil Group Inc.	347,562	4,414
* Monarch Casino & Resort Inc.	96,303	4,073
* Fiesta Restaurant Group Inc.	219,163	4,054
* Hibbett Sports Inc.	167,843	4,020
Rent-A-Center Inc.	421,103	3,634
* Motorcar Parts of America Inc.	164,430	3,524
* Biglari Holdings Inc.	8,583	3,505
* Nautilus Inc.	257,108	3,458
* MarineMax Inc.	177,787	3,458
Haverty Furniture Cos. Inc.	165,576	3,336
* Perry Ellis International Inc.	121,093	3,124
Cato Corp. Class A	202,419	2,984
* Ascena Retail Group Inc.	1,471,988	2,959
Finish Line Inc. Class A	218,049	2,952
* Chuy's Holdings Inc.	112,187	2,939
Superior Industries International Inc.	210,479	2,799
Shoe Carnival Inc.	100,741	2,398
* Barnes & Noble Education Inc.	326,674	2,251
Tile Shop Holdings Inc.	316,970	1,902
Barnes & Noble Inc.	383,943	1,900
* Vera Bradley Inc.	178,182	1,890
* Francesca's Holdings Corp.	381,407	1,831
* El Pollo Loco Holdings Inc.	182,975	1,738
Big 5 Sporting Goods Corp.	206,475	1,497
* Kirkland's Inc.	143,382	1,389
* Vitamin Shoppe Inc.	272,021	1,183
Fred's Inc. Class A	295,183	883
* FTD Cos. Inc.	122,319	445
		905,377

Consumer Staples (3.0%)
* Darling Ingredients Inc.	1,292,216	22,355
J&J Snack Foods Corp.	118,181	16,139
WD-40 Co.	105,694	13,920
B&G Foods Inc.	521,684	12,364
Calavo Growers Inc.	124,915	11,517
* Central Garden & Pet Co. Class A	273,425	10,830
* Cal-Maine Foods Inc.	230,634	10,079
* Avon Products Inc.	3,425,306	9,728
MGP Ingredients Inc.	104,608	9,372
Universal Corp.	182,815	8,866
Medifast Inc.	81,663	7,631
Andersons Inc.	223,620	7,402
Dean Foods Co.	729,200	6,286
Coca-Cola Bottling Co. Consolidated	36,336	6,274
Inter Parfums Inc.	129,304	6,097
SpartanNash Co.	295,721	5,089
John B Sanfilippo & Son Inc.	80,459	4,656
SUPERVALU Inc.	298,593	4,548
* Central Garden & Pet Co.	77,959	3,352
* Seneca Foods Corp. Class A	71,299	1,975
		178,480
Energy (3.2%)
* PDC Energy Inc.	511,001	25,054
* SRC Energy Inc.	1,890,275	17,825
US Silica Holdings Inc.	635,862	16,227
* McDermott International Inc.	2,198,248	13,387
* Oil States International Inc.	452,316	11,851
* Carrizo Oil & Gas Inc.	619,344	9,909
* Denbury Resources Inc.	3,252,112	8,911
* Unit Corp.	424,673	8,392
* Noble Corp. plc	2,098,926	7,787
* Exterran Corp.	242,499	6,475
* SEACOR Holdings Inc.	120,412	6,153
* HighPoint Resources Corp.	1,199,692	6,094
* Ring Energy Inc.	405,286	5,816
* CONSOL Energy Inc.	200,743	5,816
* Newpark Resources Inc.	688,745	5,579
Archrock Inc.	592,717	5,186
Green Plains Inc.	308,267	5,179
* Helix Energy Solutions Group Inc.	818,948	4,742
* REX American Resources Corp.	50,561	3,681
* TETRA Technologies Inc.	902,437	3,384
Bristow Group Inc.	259,856	3,378
* Matrix Service Co.	213,242	2,921
* Par Pacific Holdings Inc.	162,123	2,784
* Pioneer Energy Services Corp.	728,478	1,967
* Cloud Peak Energy Inc.	622,218	1,811
* CARBO Ceramics Inc.	202,563	1,469
* Era Group Inc.	134,669	1,259
* Geospace Technologies Corp.	77,545	765
Gulf Island Fabrication Inc.	85,269	605
		194,407
Financials (16.7%)
FirstCash Inc.	363,219	29,512
Selective Insurance Group Inc.	445,192	27,023

First Financial Bankshares Inc.	506,599	23,456
* Green Dot Corp. Class A	358,732	23,016
Columbia Banking System Inc.	539,397	22,628
Glacier Bancorp Inc.	582,671	22,363
American Equity Investment Life Holding Co.	697,398	20,476
Community Bank System Inc.	375,726	20,124
ProAssurance Corp.	407,238	19,771
Hope Bancorp Inc.	1,026,892	18,679
Great Western Bancorp Inc.	460,910	18,561
RLI Corp.	291,651	18,488
First Midwest Bancorp Inc.	746,684	18,361
CVB Financial Corp.	786,728	17,812
United Community Banks Inc.	551,959	17,470
* BofI Holding Inc.	430,828	17,461
Financial Engines Inc.	486,428	17,025
Old National Bancorp	1,006,352	17,007
Simmons First National Corp. Class A	590,010	16,786
Ameris Bancorp	294,218	15,564
Independent Bank Corp.	211,586	15,139
Apollo Commercial Real Estate Finance Inc.	831,655	14,953
First Financial Bancorp	506,855	14,876
Banner Corp.	263,310	14,611
ServisFirst Bancshares Inc.	343,594	14,026
LegacyTexas Financial Group Inc.	326,298	13,972
* PRA Group Inc.	354,954	13,488
Northwest Bancshares Inc.	799,356	13,237
Walker & Dunlop Inc.	221,629	13,169
Horace Mann Educators Corp.	307,146	13,131
Invesco Mortgage Capital Inc.	784,562	12,851
NBT Bancorp Inc.	361,404	12,823
Westamerica Bancorporation	220,364	12,799
Waddell & Reed Financial Inc. Class A	631,845	12,770
* Pacific Premier Bancorp Inc.	308,126	12,387
Provident Financial Services Inc.	454,407	11,628
First Commonwealth Financial Corp.	811,677	11,469
S&T Bancorp Inc.	276,708	11,052
Boston Private Financial Holdings Inc.	730,614	10,996
Navigators Group Inc.	187,187	10,791
Brookline Bancorp Inc.	652,737	10,574
Employers Holdings Inc.	258,342	10,450
City Holding Co.	150,182	10,297
Infinity Property & Casualty Corp.	86,139	10,199
Hanmi Financial Corp.	314,258	9,663
Piper Jaffray Cos.	110,908	9,211
Safety Insurance Group Inc.	119,516	9,185
* First BanCorp	1,502,333	9,044
* Third Point Reinsurance Ltd.	641,960	8,955
AMERISAFE Inc.	158,993	8,784
* Encore Capital Group Inc.	190,270	8,600
* Seacoast Banking Corp. of Florida	316,373	8,374
Southside Bancshares Inc.	240,611	8,359
Universal Insurance Holdings Inc.	259,572	8,280
Stewart Information Services Corp.	187,889	8,256
Tompkins Financial Corp.	108,587	8,227
United Fire Group Inc.	171,693	8,217
Central Pacific Financial Corp.	283,372	8,065
WisdomTree Investments Inc.	877,545	8,047

Meta Financial Group Inc.	71,947	7,857
National Bank Holdings Corp. Class A	231,289	7,690
* NMI Holdings Inc. Class A	462,178	7,649
* Customers Bancorp Inc.	247,128	7,204
Banc of California Inc.	372,231	7,184
TrustCo Bank Corp. NY	837,087	7,073
James River Group Holdings Ltd.	194,606	6,903
Oritani Financial Corp.	439,049	6,739
Northfield Bancorp Inc.	424,872	6,632
Virtus Investment Partners Inc.	52,290	6,474
Capstead Mortgage Corp.	724,885	6,270
* World Acceptance Corp.	57,958	6,103
ARMOUR Residential REIT Inc.	260,062	6,054
* HomeStreet Inc.	210,719	6,037
* Enova International Inc.	267,777	5,905
* EZCORP Inc. Class A	411,065	5,426
* INTL. FCStone Inc.	125,603	5,361
Dime Community Bancshares Inc.	289,384	5,325
OFG Bancorp	489,877	5,119
Investment Technology Group Inc.	257,745	5,088
PennyMac Mortgage Investment Trust	273,774	4,936
Fidelity Southern Corp.	212,550	4,904
* Green Bancorp Inc.	200,200	4,454
* Donnelley Financial Solutions Inc.	252,319	4,332
Opus Bank	154,258	4,319
Greenhill & Co. Inc.	205,531	3,802
New York Mortgage Trust Inc.	566,400	3,359
Maiden Holdings Ltd.	502,280	3,265
United Insurance Holdings Corp.	157,600	3,016
HCI Group Inc.	74,406	2,839
* eHealth Inc.	165,560	2,369
		1,002,226
Health Care (12.8%)
Chemed Corp.	123,493	33,696
* Haemonetics Corp.	420,224	30,744
* Integra LifeSciences Holdings Corp.	492,870	27,275
* Ligand Pharmaceuticals Inc.	163,837	27,059
* Neogen Corp.	398,782	26,714
* HealthEquity Inc.	409,976	24,820
* AMN Healthcare Services Inc.	376,670	21,376
* Magellan Health Inc.	190,364	20,388
* Supernus Pharmaceuticals Inc.	410,404	18,796
* Merit Medical Systems Inc.	396,318	17,973
* Medicines Co.	535,650	17,644
* Inogen Inc.	132,763	16,309
* Myriad Genetics Inc.	547,062	16,166
* Select Medical Holdings Corp.	849,532	14,654
* Emergent BioSolutions Inc.	277,718	14,622
* Amedisys Inc.	224,489	13,546
* Omnicell Inc.	307,176	13,331
* Cambrex Corp.	254,851	13,329
* Integer Holdings Corp.	225,899	12,775
Abaxis Inc.	179,540	12,679
* Corcept Therapeutics Inc.	766,000	12,601
CONMED Corp.	197,441	12,504
* Spectrum Pharmaceuticals Inc.	721,113	11,603
* Impax Laboratories Inc.	587,406	11,425

* HMS Holdings Corp.	664,928	11,197
* Momenta Pharmaceuticals Inc.	610,860	11,087
* Tivity Health Inc.	271,104	10,749
* Repligen Corp.	295,343	10,686
* Varex Imaging Corp.	295,259	10,564
* Enanta Pharmaceuticals Inc.	128,706	10,414
Ensign Group Inc.	389,824	10,252
* Innoviva Inc.	612,293	10,207
Analogic Corp.	99,614	9,553
* Acorda Therapeutics Inc.	372,454	8,809
US Physical Therapy Inc.	105,200	8,553
* Orthofix International NV	145,102	8,529
* OraSure Technologies Inc.	485,592	8,202
* Natus Medical Inc.	236,668	7,964
Owens & Minor Inc.	504,500	7,845
* LHC Group Inc.	126,655	7,797
* Diplomat Pharmacy Inc.	385,837	7,775
* BioTelemetry Inc.	247,522	7,686
* Providence Service Corp.	109,851	7,595
Luminex Corp.	333,386	7,024
Phibro Animal Health Corp. Class A	171,017	6,789
* Kindred Healthcare Inc.	718,558	6,575
* Anika Therapeutics Inc.	117,015	5,818
* Almost Family Inc.	103,762	5,811
* Quality Systems Inc.	419,806	5,730
* MiMedx Group Inc.	815,206	5,682
* Amphastar Pharmaceuticals Inc.	300,111	5,627
HealthStream Inc.	223,290	5,544
* AngioDynamics Inc.	307,249	5,300
* AMAG Pharmaceuticals Inc.	261,422	5,268
Meridian Bioscience Inc.	368,889	5,238
* CryoLife Inc.	259,635	5,206
* Cutera Inc.	93,167	4,682
Invacare Corp.	268,883	4,679
* Surmodics Inc.	121,037	4,605
* CorVel Corp.	90,653	4,582
LeMaitre Vascular Inc.	125,382	4,543
* ANI Pharmaceuticals Inc.	72,974	4,249
* Progenics Pharmaceuticals Inc.	551,039	4,111
* Lannett Co. Inc.	245,033	3,933
* Lantheus Holdings Inc.	241,563	3,841
* Tactile Systems Technology Inc.	120,419	3,829
* Heska Corp.	47,951	3,791
* Eagle Pharmaceuticals Inc.	69,488	3,661
* Community Health Systems Inc.	908,904	3,599
Computer Programs & Systems Inc.	117,218	3,423
* Cross Country Healthcare Inc.	305,560	3,395
* Depomed Inc.	506,533	3,338
* Quorum Health Corp.	326,270	2,669
* Cytokinetics Inc.	326,723	2,352
* Tabula Rasa HealthCare Inc.	55,000	2,134
Aceto Corp.	263,327	2,001
		766,522
Industrials (19.6%)
* On Assignment Inc.	376,922	30,862
John Bean Technologies Corp.	246,981	28,008
* Trex Co. Inc.	232,303	25,268

* Proto Labs Inc.	197,294	23,192
Barnes Group Inc.	382,984	22,937
Korn/Ferry International	440,160	22,708
Hillenbrand Inc.	488,584	22,426
SkyWest Inc.	409,400	22,271
Tetra Tech Inc.	443,156	21,692
Applied Industrial Technologies Inc.	297,233	21,668
* Moog Inc. Class A	252,585	20,816
Insperity Inc.	293,292	20,398
UniFirst Corp.	118,897	19,220
Simpson Manufacturing Co. Inc.	324,278	18,675
* Mercury Systems Inc.	382,093	18,463
ABM Industries Inc.	519,745	17,401
Allegiant Travel Co. Class A	100,770	17,388
Watts Water Technologies Inc. Class A	213,678	16,603
* Axon Enterprise Inc.	421,011	16,550
* Aerojet Rocketdyne Holdings Inc.	590,845	16,526
* SPX FLOW Inc.	335,748	16,515
Mobile Mini Inc.	364,966	15,876
Universal Forest Products Inc.	488,066	15,838
Hawaiian Holdings Inc.	408,944	15,826
Exponent Inc.	198,097	15,580
* Saia Inc.	199,837	15,018
Brady Corp. Class A	394,841	14,668
* Chart Industries Inc.	246,320	14,540
* FTI Consulting Inc.	296,566	14,357
Albany International Corp.	226,671	14,212
* WageWorks Inc.	311,473	14,079
EnPro Industries Inc.	175,829	13,606
Kaman Corp.	216,916	13,475
* Harsco Corp.	646,800	13,356
Matthews International Corp. Class A	260,421	13,177
AAON Inc.	328,158	12,798
Franklin Electric Co. Inc.	311,698	12,702
Cubic Corp.	197,625	12,569
Interface Inc. Class A	494,191	12,454
Mueller Industries Inc.	475,784	12,446
Forward Air Corp.	231,598	12,242
ESCO Technologies Inc.	208,669	12,218
* Atlas Air Worldwide Holdings Inc.	201,203	12,163
Comfort Systems USA Inc.	293,547	12,109
* Patrick Industries Inc.	195,223	12,075
General Cable Corp.	400,159	11,845
Greenbrier Cos. Inc.	229,631	11,539
AAR Corp.	255,987	11,292
* SPX Corp.	345,251	11,214
* Hub Group Inc. Class A	263,817	11,041
* American Woodmark Corp.	111,999	11,026
Actuant Corp. Class A	473,883	11,018
Federal Signal Corp.	486,814	10,720
Raven Industries Inc.	294,077	10,307
Triumph Group Inc.	396,830	10,000
Apogee Enterprises Inc.	229,222	9,937
US Ecology Inc.	186,340	9,932
Standex International Corp.	103,991	9,916
Tennant Co.	144,309	9,770
Viad Corp.	183,879	9,644

Wabash National Corp.	458,837	9,548
Encore Wire Corp.	166,151	9,421
Matson Inc.	323,897	9,276
* Gibraltar Industries Inc.	258,879	8,763
* TrueBlue Inc.	331,217	8,578
Astec Industries Inc.	153,047	8,445
AZZ Inc.	189,329	8,274
Alamo Group Inc.	74,727	8,212
Briggs & Stratton Corp.	362,031	7,751
* Aerovironment Inc.	169,784	7,727
Lindsay Corp.	84,196	7,699
* PGT Innovations Inc.	406,769	7,586
Multi-Color Corp.	112,345	7,420
* Navigant Consulting Inc.	375,426	7,223
Kelly Services Inc. Class A	248,610	7,220
* Lydall Inc.	147,620	7,123
Marten Transport Ltd.	310,414	7,077
Heartland Express Inc.	382,031	6,873
ArcBest Corp.	207,782	6,659
* Aegion Corp. Class A	283,628	6,498
* Echo Global Logistics Inc.	218,025	6,017
CIRCOR International Inc.	134,149	5,723
RR Donnelley & Sons Co.	613,709	5,358
Heidrick & Struggles International Inc.	170,475	5,327
Quanex Building Products Corp.	303,111	5,274
* DXP Enterprises Inc.	134,763	5,249
Titan International Inc.	407,478	5,138
Griffon Corp.	271,017	4,946
LSC Communications Inc.	277,542	4,843
Resources Connection Inc.	291,293	4,719
National Presto Industries Inc.	46,169	4,328
* MYR Group Inc.	140,111	4,318
Insteel Industries Inc.	155,243	4,289
Forrester Research Inc.	96,364	3,994
* Vicor Corp.	137,603	3,929
* Engility Holdings Inc.	154,783	3,777
* Veritiv Corp.	94,717	3,713
* Team Inc.	252,097	3,466
Powell Industries Inc.	93,577	2,512
* Orion Group Holdings Inc.	306,958	2,023
Essendant Inc.	255,479	1,993
* Roadrunner Transportation Systems Inc.	350,822	891
		1,175,372
Information Technology (15.5%)
* Lumentum Holdings Inc.	498,987	31,835
* CACI International Inc. Class A	190,857	28,886
* Stamps.com Inc.	129,864	26,109
Cabot Microelectronics Corp.	199,269	21,344
* Semtech Corp.	519,114	20,271
* Advanced Energy Industries Inc.	310,353	19,832
* Itron Inc.	264,974	18,959
* Qualys Inc.	254,186	18,492
* II-VI Inc.	428,437	17,523
* Rogers Corp.	145,494	17,392
* Anixter International Inc.	228,774	17,330
* Viavi Solutions Inc.	1,757,497	17,083
Power Integrations Inc.	237,807	16,254

Travelport Worldwide Ltd.	966,900	15,799
* Plexus Corp.	262,163	15,659
* SolarEdge Technologies Inc.	289,638	15,235
Brooks Automation Inc.	562,273	15,226
* Sanmina Corp.	563,436	14,734
* Finisar Corp.	904,800	14,305
* ExlService Holdings Inc.	256,289	14,293
* NETGEAR Inc.	248,619	14,221
* Kulicke & Soffa Industries Inc.	557,051	13,932
Progress Software Corp.	360,485	13,861
* 8x8 Inc.	725,045	13,522
Ebix Inc.	177,487	13,223
* Oclaro Inc.	1,356,200	12,965
TiVo Corp.	941,072	12,752
Benchmark Electronics Inc.	393,123	11,735
Methode Electronics Inc.	299,696	11,718
CSG Systems International Inc.	257,428	11,659
* Rambus Inc.	855,947	11,495
* TTM Technologies Inc.	732,981	11,207
ManTech International Corp. Class A	199,817	11,084
Badger Meter Inc.	234,652	11,064
* Bottomline Technologies de Inc.	284,580	11,027
* MaxLinear Inc.	482,657	10,980
* Virtusa Corp.	215,244	10,431
* Insight Enterprises Inc.	285,576	9,975
* Electronics For Imaging Inc.	356,324	9,738
* Extreme Networks Inc.	862,500	9,548
* Diodes Inc.	300,602	9,156
* OSI Systems Inc.	139,649	9,115
* Blucora Inc.	367,497	9,040
* Fabrinet	280,299	8,796
* SPS Commerce Inc.	137,273	8,795
* ePlus Inc.	112,786	8,763
* FARO Technologies Inc.	148,615	8,679
* Sykes Enterprises Inc.	299,317	8,662
Xperi Corp.	380,345	8,044
* Cardtronics plc Class A	360,498	8,043
MTS Systems Corp.	154,970	8,004
Monotype Imaging Holdings Inc.	338,491	7,599
CTS Corp.	277,572	7,550
* ScanSource Inc.	211,186	7,508
* Rudolph Technologies Inc.	264,377	7,323
* Alarm.com Holdings Inc.	192,600	7,269
* FormFactor Inc.	532,401	7,267
* KEMET Corp.	395,452	7,170
NIC Inc.	536,928	7,141
* LivePerson Inc.	435,531	7,121
EVERTEC Inc.	428,480	7,006
* Shutterstock Inc.	145,173	6,990
* CalAmp Corp.	292,844	6,700
Comtech Telecommunications Corp.	223,230	6,672
* Perficient Inc.	290,423	6,657
* Cray Inc.	319,820	6,620
* Veeco Instruments Inc.	384,728	6,540
* CEVA Inc.	180,072	6,519
* Axcelis Technologies Inc.	261,647	6,437
ADTRAN Inc.	390,172	6,067

Cohu Inc.	265,323	6,052
* Ultra Clean Holdings Inc.	308,000	5,929
* MicroStrategy Inc. Class A	45,702	5,895
* Nanometrics Inc.	212,537	5,717
* Electro Scientific Industries Inc.	291,090	5,627
* Super Micro Computer Inc.	300,063	5,101
* XO Group Inc.	245,643	5,097
* Photronics Inc.	609,300	5,027
Park Electrochemical Corp.	246,543	4,152
* Applied Optoelectronics Inc.	155,052	3,886
* QuinStreet Inc.	291,079	3,717
* Control4 Corp.	163,089	3,503
TTEC Holdings Inc.	110,849	3,403
* VASCO Data Security International Inc.	260,986	3,380
Daktronics Inc.	372,434	3,281
* DSP Group Inc.	237,872	2,807
* Digi International Inc.	263,604	2,715
* Synchronoss Technologies Inc.	252,561	2,665
* Harmonic Inc.	662,359	2,517
* Agilysys Inc.	199,650	2,380
* Liquidity Services Inc.	297,696	1,935
Bel Fuse Inc. Class B	100,350	1,897
* Kopin Corp.	531,825	1,659
* DHI Group Inc.	137,822	221
		928,514
Materials (5.2%)
* Ingevity Corp.	331,739	24,446
KapStone Paper and Packaging Corp.	684,726	23,493
Balchem Corp.	250,240	20,457
HB Fuller Co.	390,808	19,435
Quaker Chemical Corp.	104,000	15,406
Innospec Inc.	197,090	13,520
Stepan Co.	158,311	13,168
Kaiser Aluminum Corp.	128,050	12,920
* Kraton Corp.	253,194	12,080
Boise Cascade Co.	300,619	11,604
* AK Steel Holding Corp.	2,476,079	11,217
Neenah Inc.	131,680	10,324
A Schulman Inc.	233,631	10,046
Schweitzer-Mauduit International Inc.	249,682	9,775
Rayonier Advanced Materials Inc.	416,641	8,945
* AdvanSix Inc.	243,847	8,481
Materion Corp.	160,564	8,197
* Century Aluminum Co.	470,516	7,782
PH Glatfelter Co.	367,710	7,549
* US Concrete Inc.	120,863	7,300
* Koppers Holdings Inc.	173,036	7,112
Innophos Holdings Inc.	173,375	6,971
* SunCoke Energy Inc.	510,639	5,494
* Clearwater Paper Corp.	133,796	5,231
* TimkenSteel Corp.	318,351	4,836
American Vanguard Corp.	223,960	4,524
Tredegar Corp.	233,767	4,196
Myers Industries Inc.	184,405	3,900
Hawkins Inc.	108,776	3,824
FutureFuel Corp.	243,761	2,923
* Flotek Industries Inc.	430,341	2,625

	Haynes International Inc.	62,613	2,324
	Olympic Steel Inc.	103,354	2,120
*	LSB Industries Inc.	211,089	1,294
			313,519
Other (2.8%)
2	Vanguard Real Estate ETF	2,200,000	166,034
*,3 Gerber Scientific Inc. CVR		110,699	13
			166,047
Real Estate (2.5%)
	HFF Inc. Class A	274,517	13,644
	DiamondRock Hospitality Co.	1,116,993	11,661
	EastGroup Properties Inc.	133,506	11,036
	Acadia Realty Trust	329,740	8,112
	PS Business Parks Inc.	70,631	7,984
	RE/MAX Holdings Inc. Class A	131,068	7,923
	Retail Opportunity Investments Corp.	443,301	7,833
	Chesapeake Lodging Trust	222,783	6,196
	Lexington Realty Trust	779,396	6,134
	Summit Hotel Properties Inc.	410,468	5,586
	Four Corners Property Trust Inc.	226,948	5,240
	Kite Realty Group Trust	328,365	5,001
	National Storage Affiliates Trust	198,052	4,967
	Agree Realty Corp.	94,290	4,530
	LTC Properties Inc.	116,552	4,429
	Global Net Lease Inc.	250,000	4,220
	Ramco-Gershenson Properties Trust	312,635	3,864
	American Assets Trust Inc.	111,463	3,724
	Easterly Government Properties Inc.	165,000	3,366
	Getty Realty Corp.	123,157	3,106
	CareTrust REIT Inc.	211,982	2,841
	Chatham Lodging Trust	145,791	2,792
	Universal Health Realty Income Trust	46,247	2,779
	Pennsylvania REIT	273,910	2,643
	Independence Realty Trust Inc.	277,752	2,550
	Saul Centers Inc.	42,134	2,148
	Hersha Hospitality Trust Class A	109,499	1,960
	Community Healthcare Trust Inc.	60,700	1,562
	Urstadt Biddle Properties Inc. Class A	76,220	1,471
	Government Properties Income Trust	91,309	1,247
	Cedar Realty Trust Inc.	116,966	461
	Armada Hoffler Properties Inc.	22,216	304
			151,314
Telecommunication Services (1.0%)
*	Vonage Holdings Corp.	1,640,619	17,473
	Cogent Communications Holdings Inc.	328,453	14,255
*	Iridium Communications Inc.	664,477	7,475
	Consolidated Communications Holdings Inc.	573,812	6,289
	ATN International Inc.	87,794	5,234
	Frontier Communications Corp.	679,841	5,044
*	Cincinnati Bell Inc.	355,198	4,920
	Spok Holdings Inc.	188,813	2,823
			63,513
Utilities (2.1%)
	Spire Inc.	367,964	26,604
	Avista Corp.	472,513	24,216
	South Jersey Industries Inc.	625,950	17,627

	El Paso Electric Co.			310,367	15,829
	American States Water Co.			286,212	15,186
	California Water Service Group			367,075	13,674
	Northwest Natural Gas Co.			219,765	12,669
					125,805
Total Common Stocks (Cost $3,980,032)					5,971,096

		Coupon
Temporary Cash Investments (0.6%)1
Money Market Fund (0.6%)
4	Vanguard Market Liquidity Fund	1.775%		366,032	36,603

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	1.432%	4/26/18	1,200	1,198
5	United States Treasury Bill	1.475%	6/21/18	600	598
					1,796
Total Temporary Cash Investments (Cost $38,397)					38,399
Total Investments (100.1%) (Cost $4,018,429)					6,009,495
Other Assets and Liabilities-Net (-0.1%)					(6,615)
Net Assets (100%)					6,002,880

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $1,567,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2018	433	33,150	(412)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Tax-Managed Small-Cap Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,971,083	—	13
Temporary Cash Investments	36,603	1,796	—
Futures Contracts—Assets[1]	299	—	—
Total	6,007,985	1,796	13
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Tax-Managed Small-Cap Fund

D. At March 31, 2018, the cost of investment securities for tax purposes was $4,018,429,000. Net unrealized appreciation of investment securities for tax purposes was $1,991,066,000, consisting of unrealized gains of $2,078,947,000 on securities that had risen in value since their purchase and $87,881,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in investments where the issuer is another member of the Vanguard Group were as follows:

		Current Period Transactions
	Dec. 31,		Proceeds					March
	2017		from	Realized	Change in		Capital Gain	31, 2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Real Estate
ETF	174,258	162,371	153,905	(19,975)	3,285	—	—	166,034
Vanguard Market
Liquidity Fund	22,275	NA1	NA1	1	3	136	—	36,603
Total	196,533			(19,974)	3,288	136	—	202,637
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Developed Markets Index Fund

Schedule of Investments (unaudited)
As of March 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (98.7%)1
Australia (5.8%)
Commonwealth Bank of Australia	9,583,339	535,269
Westpac Banking Corp.	18,593,056	411,149
BHP Billiton Ltd.	17,595,100	389,212
Australia & New Zealand Banking Group Ltd.	16,083,777	333,693
National Australia Bank Ltd.	14,889,757	327,622
CSL Ltd.	2,484,903	298,803
Wesfarmers Ltd.	6,193,445	198,726
Woolworths Group Ltd.	7,083,573	143,564
Macquarie Group Ltd.	1,684,809	134,420
Rio Tinto Ltd.	2,257,345	126,877
Woodside Petroleum Ltd.	5,111,948	115,493
Transurban Group	12,137,974	106,898
Scentre Group	27,977,461	82,647
Insurance Australia Group Ltd.	12,989,038	74,984
Suncorp Group Ltd.	7,091,886	72,949
South32 Ltd.	28,660,803	71,441
Amcor Ltd.	6,354,730	69,737
Westfield Corp.	10,482,326	68,858
Brambles Ltd.	8,713,685	67,062
Aristocrat Leisure Ltd.	3,497,719	65,208
* Origin Energy Ltd.	9,607,673	64,922
Newcrest Mining Ltd.	4,198,456	63,119
Goodman Group	9,639,247	62,648
AMP Ltd.	16,041,870	61,799
AGL Energy Ltd.	3,591,766	60,179
QBE Insurance Group Ltd.	7,506,288	55,758
Telstra Corp. Ltd.	22,794,095	55,305
Treasury Wine Estates Ltd.	3,994,067	52,161
ASX Ltd.	1,061,328	45,942
Cochlear Ltd.	306,517	43,009
James Hardie Industries plc	2,421,744	42,785
LendLease Group	3,178,898	42,517
Stockland	13,306,214	41,268
Sonic Healthcare Ltd.	2,295,430	40,467
Dexus	5,603,713	40,295
Oil Search Ltd.	7,270,346	40,174
APA Group	6,460,331	39,229
* Santos Ltd.	9,723,367	38,212
Boral Ltd.	6,388,827	36,755
GPT Group	9,869,328	36,082
BlueScope Steel Ltd.	3,060,354	35,988
Computershare Ltd.	2,675,650	35,806
Tabcorp Holdings Ltd.	10,323,630	35,002
Aurizon Holdings Ltd.	10,602,786	34,803
Caltex Australia Ltd.	1,430,210	34,730
Ramsay Health Care Ltd.	706,234	34,003
Medibank Pvt Ltd.	15,136,516	33,942
Mirvac Group	20,427,820	33,884
Vicinity Centres	17,773,504	33,036

Developed Markets Index Fund

Sydney Airport	6,031,699	31,270
Fortescue Metals Group Ltd.	8,830,664	29,557
Orica Ltd.	2,067,494	28,324
Challenger Ltd.	3,125,334	27,910
SEEK Ltd.	1,892,887	27,237
Incitec Pivot Ltd.	9,275,132	25,184
Alumina Ltd.	13,780,288	25,153
Bendigo & Adelaide Bank Ltd.	2,622,313	19,965
Coca-Cola Amatil Ltd.	2,913,504	19,497
Crown Resorts Ltd.	1,967,003	19,296
Qantas Airways Ltd.	4,259,801	19,165
Star Entertainment Grp Ltd.	4,553,945	18,677
Iluka Resources Ltd.	2,281,007	18,669
Bank of Queensland Ltd.	2,182,898	18,515
CIMIC Group Ltd.	534,634	18,445
Link Administration Holdings Ltd.	2,679,962	17,267
Orora Ltd.	6,676,669	16,988
REA Group Ltd.	276,567	16,915
Macquarie Atlas Roads Group	3,700,074	16,515
Downer EDI Ltd.	3,290,929	16,358
Ansell Ltd.	797,052	15,602
ALS Ltd.	2,716,350	15,578
Northern Star Resources Ltd.	3,205,939	15,576
IOOF Holdings Ltd.	1,860,183	14,650
Healthscope Ltd.	9,625,178	14,366
^ Flight Centre Travel Group Ltd.	313,766	13,806
Evolution Mining Ltd.	5,833,905	13,653
Magellan Financial Group Ltd.	715,187	13,236
* Xero Ltd.	506,221	13,168
Metcash Ltd.	5,436,488	13,140
Whitehaven Coal Ltd.	3,786,850	13,099
AusNet Services	9,884,351	12,801
JB Hi-Fi Ltd.	632,847	12,615
WorleyParsons Ltd.	1,121,299	12,488
nib holdings Ltd.	2,508,669	12,382
DuluxGroup Ltd.	2,139,839	12,208
carsales.com Ltd.	1,161,560	12,135
^ Adelaide Brighton Ltd.	2,503,911	12,041
OZ Minerals Ltd.	1,664,909	11,558
Qube Holdings Ltd.	6,837,764	11,539
Charter Hall Group	2,586,003	11,450
CSR Ltd.	2,816,630	11,273
Domino's Pizza Enterprises Ltd.	338,734	10,895
BT Investment Management Ltd.	1,309,176	10,200
Investa Office Fund	3,064,382	10,188
Sims Metal Management Ltd.	908,181	10,140
Mineral Resources Ltd.	765,177	10,110
Independence Group NL	2,637,509	9,405
Beach Energy Ltd.	9,807,774	9,305
Altium Ltd.	589,602	9,118
Nufarm Ltd.	1,394,809	9,089
Reliance Worldwide Corp. Ltd.	2,626,320	8,969
Regis Resources Ltd.	2,518,514	8,805
Costa Group Holdings Ltd.	1,660,755	8,789
St. Barbara Ltd.	2,848,662	8,766
Perpetual Ltd.	240,876	8,703
^ TPG Telecom Ltd.	2,014,585	8,570
^ Harvey Norman Holdings Ltd.	2,951,222	8,448

Developed Markets Index Fund

	GrainCorp Ltd. Class A	1,281,439	8,377
	Steadfast Group Ltd.	4,295,888	8,334
	Cleanaway Waste Management Ltd.	7,435,185	8,309
	Corporate Travel Management Ltd.	447,854	8,138
	Primary Health Care Ltd.	2,659,987	8,021
	Seven Group Holdings Ltd.	543,428	7,361
	Shopping Centres Australasia Property Group	4,086,928	7,325
^	Blackmores Ltd.	71,184	6,939
	Washington H Soul Pattinson & Co. Ltd.	482,217	6,934
*	NEXTDC Ltd.	1,310,161	6,664
^	Bapcor Ltd.	1,485,412	6,513
	Fairfax Media Ltd.	12,408,540	6,478
	Breville Group Ltd.	716,990	6,453
	Cromwell Property Group	7,830,778	6,432
*	Lynas Corp. Ltd.	3,175,933	6,080
	InvoCare Ltd.	604,756	6,061
	BWP Trust	2,570,034	5,970
	Navitas Ltd.	1,537,426	5,903
*	Bellamy's Australia Ltd.	378,282	5,828
	Nine Entertainment Co. Holdings Ltd.	3,306,090	5,818
*	Saracen Mineral Holdings Ltd.	4,182,443	5,747
	Vocus Group Ltd.	3,307,135	5,692
	Platinum Asset Management Ltd.	1,239,281	5,630
	Monadelphous Group Ltd.	468,215	5,525
2	MYOB Group Ltd.	2,325,326	5,487
	Sirtex Medical Ltd.	252,455	5,395
	IRESS Ltd.	734,090	5,371
	ARB Corp. Ltd.	350,310	5,368
	Charter Hall Retail REIT	1,775,582	5,261
	Premier Investments Ltd.	430,897	5,255
^	Webjet Ltd.	608,479	5,199
*,^	Galaxy Resources Ltd.	2,170,416	5,043
*,^	Pilbara Minerals Ltd.	7,659,713	4,950
	G8 Education Ltd.	2,378,839	4,852
	Bega Cheese Ltd.	921,979	4,835
*,^	Orocobre Ltd.	1,145,978	4,809
	Mantra Group Ltd.	1,573,130	4,753
	SpeedCast International Ltd.	1,174,894	4,653
*,^	Mayne Pharma Group Ltd.	8,105,433	4,650
	Abacus Property Group	1,732,537	4,645
	Sandfire Resources NL	817,170	4,633
	Aveo Group	2,223,902	4,534
	Pact Group Holdings Ltd.	1,066,667	4,510
*,^	Afterpay Touch Group Ltd.	866,670	4,354
	Eclipx Group Ltd.	1,572,140	4,346
	GUD Holdings Ltd.	461,933	4,251
	McMillan Shakespeare Ltd.	315,829	4,124
	Super Retail Group Ltd.	774,878	4,060
	IDP Education Ltd.	691,619	4,022
	SmartGroup Corp. Ltd.	448,808	3,800
	Brickworks Ltd.	311,163	3,730
^	Automotive Holdings Group Ltd.	1,345,101	3,648
	Viva Energy REIT	2,365,701	3,645
	Charter Hall Long Wale REIT	1,201,369	3,606
	GWA Group Ltd.	1,377,622	3,582
	Ausdrill Ltd.	1,694,339	3,554
*,^	Syrah Resources Ltd.	1,432,099	3,534
^	Ardent Leisure Group	2,455,279	3,507

Developed Markets Index Fund

	National Storage REIT	2,877,400	3,479
	Growthpoint Properties Australia Ltd.	1,367,667	3,476
	Elders Ltd.	593,124	3,419
	Western Areas Ltd.	1,404,153	3,404
	Sigma Healthcare Ltd.	5,630,363	3,388
	Estia Health Ltd.	1,283,074	3,378
	Bingo Industries Ltd.	1,533,013	3,320
	Appen Ltd.	471,150	3,268
	Technology One Ltd.	810,377	3,257
	Southern Cross Media Group Ltd.	4,023,944	3,208
	Aventus Retail Property Fund Ltd.	1,923,621	3,176
	Domain Holdings Australia Ltd.	1,257,587	3,164
	WiseTech Global Ltd.	422,262	3,101
^	Credit Corp. Group Ltd.	205,843	3,078
	APN Outdoor Group Ltd.	849,365	3,050
*	Emeco Holdings Ltd.	13,259,313	2,997
*,^	Gold Road Resources Ltd.	4,613,568	2,910
*,^	Kidman Resources Ltd.	1,789,977	2,899
	Resolute Mining Ltd.	2,957,570	2,866
	Inghams Group Ltd.	1,070,797	2,813
^	Tassal Group Ltd.	958,409	2,803
	oOh!media Ltd.	763,336	2,706
	RCR Tomlinson Ltd.	849,662	2,617
	Tox Free Solutions Ltd.	965,187	2,528
	Folkestone Education Trust	1,187,769	2,517
	Ingenia Communities Group	1,171,646	2,509
	Rural Funds Group	1,431,302	2,487
*,^	Mesoblast Ltd.	2,149,172	2,484
	Arena REIT	1,486,746	2,475
	Australian Pharmaceutical Industries Ltd.	2,066,730	2,395
*	AWE Ltd.	3,218,299	2,365
*,^	Nanosonics Ltd.	1,189,337	2,355
	Gateway Lifestyle	1,498,291	2,288
	GDI Property Group	2,407,256	2,282
^	Genworth Mortgage Insurance Australia Ltd.	1,276,907	2,279
	Collins Foods Ltd.	568,304	2,277
^	Blue Sky Alternative Investments Ltd.	282,238	2,273
	Japara Healthcare Ltd.	1,441,106	2,231
^	Select Harvests Ltd.	508,008	2,184
	FlexiGroup Ltd.	1,549,993	2,154
*	Senex Energy Ltd.	6,906,079	2,147
^	BWX Ltd.	562,916	2,110
	Regis Healthcare Ltd.	743,389	2,097
*	Australian Agricultural Co. Ltd.	2,264,309	2,076
*	NRW Holdings Ltd.	1,997,073	2,055
*,^	Perseus Mining Ltd.	5,642,069	2,040
	IPH Ltd.	772,596	2,015
*	Dacian Gold Ltd.	884,047	2,009
^	HT&E Ltd.	1,356,966	2,006
	Centuria Industrial REIT	1,063,303	2,003
	Asaleo Care Ltd.	2,011,672	1,993
	Seven West Media Ltd.	4,684,275	1,960
*	Starpharma Holdings Ltd.	2,009,197	1,951
^	Greencross Ltd.	467,459	1,911
*	Clean TeQ Holdings Ltd.	2,058,508	1,873
*	Westgold Resources Ltd.	1,579,140	1,825
	SG Fleet Group Ltd.	613,336	1,804
	Hotel Property Investments	742,161	1,770

Developed Markets Index Fund

^	Accent Group Ltd.	1,752,667	1,717
*	Infigen Energy	3,242,506	1,463
	Cedar Woods Properties Ltd.	292,689	1,442
	MACA Ltd.	1,396,387	1,433
^	OFX Group Ltd.	1,098,306	1,433
*	Cardno Ltd.	1,419,488	1,425
	Virtus Health Ltd.	336,475	1,405
^	Superloop Ltd.	900,230	1,378
	SeaLink Travel Group Ltd.	445,503	1,375
^	Myer Holdings Ltd.	4,449,059	1,281
	WPP AUNZ Ltd.	1,655,934	1,172
	Ainsworth Game Technology Ltd.	809,272	1,162
	ERM Power Ltd.	777,982	1,089
*	Village Roadshow Ltd.	440,566	1,061
*,^	Highfield Resources Ltd.	1,795,976	1,003
	Mount Gibson Iron Ltd.	3,399,551	995
	Reject Shop Ltd.	170,164	992
	Cabcharge Australia Ltd.	713,755	973
*,^	Karoon Gas Australia Ltd.	1,043,199	928
*,^	Liquefied Natural Gas Ltd.	2,276,091	775
	NZME Ltd.	1,085,763	685
	Vita Group Ltd.	723,916	684
*	Cash Converters International Ltd.	2,154,899	652
^	Retail Food Group Ltd.	875,385	626
*	Decmil Group Ltd.	683,601	618
	iSentia Group Ltd.	805,041	520
*,^	Beadell Resources Ltd.	6,758,803	412
	Thorn Group Ltd.	817,872	395
*,3	Quintis Ltd.	1,474,169	334
*	Spotless Group Holdings Ltd.	162,932	138
*,^,3 ACN 004 410 833 Ltd.		8,838,238	—
3	BGP Holdings PLC	7,179,555	—
			6,326,772
Austria (0.3%)
	Erste Group Bank AG	1,574,378	79,180
	OMV AG	777,512	45,337
	voestalpine AG	624,091	32,750
*	Raiffeisen Bank International AG	712,325	27,754
	ANDRITZ AG	396,243	22,157
	BUWOG AG	587,798	21,018
	Wienerberger AG	647,381	16,205
	IMMOFINANZ AG	5,457,749	14,214
	CA Immobilien Anlagen AG	380,334	12,717
	Lenzing AG	73,453	9,073
	Oesterreichische Post AG	180,375	8,974
	Vienna Insurance Group AG Wiener Versicherung Gruppe	208,880	6,999
	Telekom Austria AG Class A	733,514	6,994
	UNIQA Insurance Group AG	598,168	6,956
*	Schoeller-Bleckmann Oilfield Equipment AG	60,410	6,659
	Mayr Melnhof Karton AG	43,710	6,631
	S IMMO AG	287,143	5,692
	Verbund AG	172,760	5,023
	Strabag SE	84,799	3,361
	EVN AG	159,733	3,119
^	DO & CO AG	35,493	2,251
	Palfinger AG	53,525	2,159
	Flughafen Wien AG	50,349	2,068

Developed Markets Index Fund

^	Porr AG	53,558	1,844
	Agrana Beteiligungs AG	15,088	1,768
^	Zumtobel Group AG	140,678	1,323
	Kapsch TrafficCom AG	25,919	1,270
^	Semperit AG Holding	52,695	1,060
			354,556
Belgium (1.1%)
	Anheuser-Busch InBev SA/NV	4,157,158	456,883
	KBC Group NV	1,510,161	131,635
*	Umicore SA	1,122,084	59,527
	UCB SA	659,693	53,814
	Ageas	1,036,088	53,565
	Solvay SA Class A	380,429	52,896
	Groupe Bruxelles Lambert SA	393,839	45,035
	Proximus SADP	766,866	23,813
	Ackermans & van Haaren NV	122,371	21,418
*	Ablynx NV	364,896	20,028
	Colruyt SA	357,364	19,757
*	Telenet Group Holding NV	263,670	17,623
	Cofinimmo SA	114,898	14,903
	Sofina SA	85,472	14,496
	bpost SA	554,215	12,524
	KBC Ancora	195,510	12,069
	Ontex Group NV	448,044	11,991
	Warehouses De Pauw CVA	90,071	11,196
	Elia System Operator SA/NV	169,977	10,627
	Melexis NV	103,226	10,293
	Aedifica SA	99,496	9,161
	Bekaert SA	192,301	8,201
	Befimmo SA	101,690	6,570
	Barco NV	50,657	6,235
	Gimv NV	101,062	6,113
*	Tessenderlo Chemie NV (Voting Shares)	137,123	5,747
^	Euronav NV	684,230	5,681
	Cie d'Entreprises CFE	37,392	5,090
	Econocom Group SA/NV	691,023	5,060
	D'ieteren SA/NV	122,434	4,960
	Kinepolis Group NV	72,494	4,810
*	AGFA-Gevaert NV	893,689	3,461
	Orange Belgium SA	143,062	2,929
*,^	Nyrstar (Voting Shares)	388,891	2,739
	EVS Broadcast Equipment SA	70,714	2,285
^	Ion Beam Applications	110,451	2,234
^	Greenyard NV	72,238	1,612
	Van de Velde NV	28,491	1,332
	Wereldhave Belgium NV	11,216	1,314
			1,139,627
Canada (7.8%)
	Royal Bank of Canada	7,981,026	616,503
	Toronto-Dominion Bank	10,170,677	577,155
	Bank of Nova Scotia	6,617,648	407,635
	Suncor Energy Inc.	8,997,650	310,712
	Canadian National Railway Co.	4,105,170	300,029
	Enbridge Inc.	9,043,628	284,432
	Bank of Montreal	3,567,545	269,487
	Canadian Imperial Bank of Commerce	2,406,237	212,394
	Canadian Natural Resources Ltd.	6,482,438	203,779

Developed Markets Index Fund

Manulife Financial Corp.	10,811,844	200,737
TransCanada Corp.	4,828,714	199,693
Brookfield Asset Management Inc. Class A	4,613,389	179,830
Nutrien Ltd.	3,525,808	166,637
Canadian Pacific Railway Ltd.	794,804	140,163
Sun Life Financial Inc.	3,353,323	137,714
Magna International Inc.	1,860,687	104,809
Alimentation Couche-Tard Inc. Class B	2,301,606	103,026
Rogers Communications Inc. Class B	1,967,694	87,881
National Bank of Canada	1,864,043	87,737
Pembina Pipeline Corp.	2,732,843	85,272
Barrick Gold Corp.	6,369,640	79,352
* CGI Group Inc. Class A	1,373,269	79,197
Fairfax Financial Holdings Ltd.	148,879	75,467
Fortis Inc.	2,200,363	74,276
Constellation Software Inc.	109,106	74,029
Restaurant Brands International Inc.	1,255,914	71,474
BCE Inc.	1,640,154	70,579
Franco-Nevada Corp.	1,000,038	68,229
Dollarama Inc.	552,922	67,200
Teck Resources Ltd. Class B	2,560,533	65,944
Goldcorp Inc.	4,740,382	65,457
Thomson Reuters Corp.	1,534,588	59,306
Encana Corp.	5,334,442	58,671
Cenovus Energy Inc.	6,728,973	57,296
Waste Connections Inc. (Canadian Shares)	796,160	57,125
Intact Financial Corp.	759,559	57,075
Loblaw Cos. Ltd.	1,104,688	55,811
Agnico Eagle Mines Ltd.	1,266,937	53,299
First Quantum Minerals Ltd.	3,735,664	52,453
Wheaton Precious Metals Corp.	2,417,197	49,250
Open Text Corp.	1,397,337	48,612
Power Corp. of Canada	2,111,989	48,195
Shaw Communications Inc. Class B	2,393,644	46,113
Waste Connections Inc.	628,239	45,070
Canadian Tire Corp. Ltd. Class A	339,751	44,673
SNC-Lavalin Group Inc.	966,584	42,442
Metro Inc.	1,249,822	39,871
Onex Corp.	552,631	39,858
Great-West Lifeco Inc.	1,515,190	38,669
Saputo Inc.	1,197,171	38,424
CCL Industries Inc. Class B	760,932	38,414
TELUS Corp.	1,075,006	37,748
Imperial Oil Ltd.	1,393,590	36,907
Inter Pipeline Ltd.	2,067,824	35,888
* Bombardier Inc. Class B	12,007,340	34,950
Gildan Activewear Inc.	1,183,466	34,181
* BlackBerry Ltd.	2,918,367	33,548
Power Financial Corp.	1,337,138	33,482
RioCan REIT	1,783,761	32,730
CI Financial Corp.	1,401,907	30,033
* Valeant Pharmaceuticals International Inc.	1,882,029	29,961
^ Keyera Corp.	1,109,952	28,870
Methanex Corp.	454,709	27,547
West Fraser Timber Co. Ltd.	410,248	27,261
CAE Inc.	1,460,785	27,190
* Kinross Gold Corp.	6,802,051	26,873
2 Hydro One Ltd.	1,648,218	26,763

Developed Markets Index Fund

	WSP Global Inc.	565,404	26,042
	H&R REIT	1,591,694	25,982
	PrairieSky Royalty Ltd.	1,174,753	25,686
	Industrial Alliance Insurance & Financial Services Inc.	586,421	24,124
	Husky Energy Inc.	1,677,161	24,005
^	Tourmaline Oil Corp.	1,373,979	23,302
*,^	Canopy Growth Corp.	879,776	22,985
	Lundin Mining Corp.	3,439,874	22,561
^	Algonquin Power & Utilities Corp.	2,264,214	22,443
	Finning International Inc.	922,052	22,236
^	Canadian Apartment Properties REIT	739,787	21,332
^	ARC Resources Ltd.	1,932,541	21,060
*	Seven Generations Energy Ltd. Class A	1,659,750	20,612
	Crescent Point Energy Corp.	2,990,709	20,335
	George Weston Ltd.	251,369	20,237
	Cameco Corp.	2,155,562	19,592
^	Vermilion Energy Inc.	597,157	19,254
*	Stars Group Inc.	690,657	19,063
	Toromont Industries Ltd.	429,740	18,656
	Empire Co. Ltd.	928,535	18,638
^	Ritchie Bros Auctioneers Inc.	585,721	18,412
*,^	Aurora Cannabis Inc.	2,450,644	17,690
	TMX Group Ltd.	302,570	17,555
^	AltaGas Ltd.	946,628	17,517
	Canadian Utilities Ltd. Class A	642,935	17,162
	Quebecor Inc. Class B	881,193	16,846
*	Turquoise Hill Resources Ltd.	5,436,358	16,625
	Allied Properties REIT	512,912	16,148
^	Parkland Fuel Corp.	710,921	15,997
	Kirkland Lake Gold Ltd.	1,020,878	15,824
	Canadian REIT	404,889	15,779
^	Stantec Inc.	626,811	15,467
^	Enbridge Income Fund Holdings Inc.	696,777	15,100
	Enerplus Corp.	1,341,938	15,093
^	SmartCentres REIT	656,052	14,823
	Premium Brands Holdings Corp.	155,576	14,310
*	B2Gold Corp.	5,199,664	14,247
	Yamana Gold Inc.	5,155,361	14,245
	Maxar Technologies Ltd.	306,930	14,194
	Chartwell Retirement Residences	1,161,018	14,103
	Linamar Corp.	251,934	13,763
	New Flyer Industries Inc.	296,129	13,460
	IGM Financial Inc.	455,963	13,332
	Atco Ltd.	412,573	13,251
	Pan American Silver Corp.	820,977	13,235
*	IAMGOLD Corp.	2,534,832	13,143
	First Capital Realty Inc.	826,893	13,061
	Colliers International Group Inc.	187,700	13,031
^	Canadian Western Bank	490,814	12,591
	Whitecap Resources Inc.	2,038,531	12,468
	TFI International Inc.	481,171	12,366
	FirstService Corp.	168,647	12,358
*	Descartes Systems Group Inc.	428,217	12,238
*	Parex Resources Inc.	826,571	11,625
^	Northland Power Inc.	631,766	11,283
	Maple Leaf Foods Inc.	458,194	11,167
	Cott Corp.	751,494	11,054
^	Capital Power Corp.	579,221	10,898

Developed Markets Index Fund

	Alamos Gold Inc. Class A	2,071,581	10,773
^	Gibson Energy Inc.	798,801	10,299
	Granite REIT	257,733	10,164
	Emera Inc.	313,140	9,907
*	Detour Gold Corp.	962,058	9,737
	Hudbay Minerals Inc.	1,312,979	9,294
^	Cominar REIT	923,549	9,240
	OceanaGold Corp.	3,405,275	9,172
	Dream Global REIT	835,804	8,920
	TransAlta Corp.	1,621,168	8,783
	Artis REIT	826,897	8,722
^	Norbord Inc.	238,047	8,631
^	Cineplex Inc.	354,553	8,627
*	Kinaxis Inc.	134,102	8,623
	Laurentian Bank of Canada	232,664	8,553
*	Canfor Corp.	366,848	8,357
*	Great Canadian Gaming Corp.	328,418	8,346
	Jean Coutu Group PJC Inc. Class A	437,470	8,340
^	Osisko Gold Royalties Ltd.	853,711	8,243
*	New Gold Inc.	3,136,924	8,132
	Stella-Jones Inc.	228,334	8,066
	Enercare Inc.	572,572	7,840
*	Air Canada Class B	370,101	7,690
	Tahoe Resources Inc.	1,631,093	7,659
	ShawCor Ltd.	387,650	7,342
^	Peyto Exploration & Development Corp.	871,043	7,302
	Russel Metals Inc.	334,806	7,292
^	Dream Office REIT	401,666	7,280
	Superior Plus Corp.	757,865	7,259
^	Boardwalk REIT	211,155	7,256
*	Endeavour Mining Corp.	388,817	7,174
*	Ivanhoe Mines Ltd.	3,277,863	6,920
*	Celestica Inc.	668,053	6,912
	Transcontinental Inc. Class A	346,943	6,853
*,^	Aphria Inc.	759,384	6,772
^	Genworth MI Canada Inc.	212,643	6,767
	Element Fleet Management Corp.	2,045,301	6,588
*	Centerra Gold Inc.	1,130,726	6,486
	Winpak Ltd.	171,934	6,466
	Innergex Renewable Energy Inc.	602,184	6,156
*	SSR Mining Inc.	634,320	6,110
^	CES Energy Solutions Corp.	1,325,979	6,052
	Mullen Group Ltd.	526,571	6,020
*	Gran Tierra Energy Inc.	2,064,902	5,738
*	Raging River Exploration Inc.	1,161,304	5,625
	Martinrea International Inc.	471,730	5,576
	Enerflex Ltd.	462,740	5,517
*	Pretium Resources Inc.	826,685	5,493
*	ATS Automation Tooling Systems Inc.	396,275	5,441
*,^	NovaGold Resources Inc.	1,250,871	5,418
	Northview Apartment REIT	267,628	5,359
^	North West Co. Inc.	254,870	5,347
	Enghouse Systems Ltd.	99,152	5,245
*,^	First Majestic Silver Corp.	853,834	5,229
	Pason Systems Inc.	382,557	5,122
	ECN Capital Corp.	1,889,315	5,045
*	SEMAFO Inc.	1,727,030	4,973
*	NuVista Energy Ltd.	886,072	4,856

Developed Markets Index Fund

*	MEG Energy Corp.	1,369,116	4,835
	Secure Energy Services Inc.	834,019	4,752
^	Westshore Terminals Investment Corp.	274,723	4,751
*	Paramount Resources Ltd. Class A	394,037	4,536
	Aecon Group Inc.	315,391	4,495
*	Kelt Exploration Ltd.	816,049	4,358
	TransAlta Renewables Inc.	468,081	4,305
*	Precision Drilling Corp.	1,545,377	4,294
*,^	Home Capital Group Inc. Class B	389,328	4,098
	TORC Oil & Gas Ltd.	775,298	3,972
	Cascades Inc.	362,150	3,747
	Nevsun Resources Ltd.	1,553,595	3,702
^	Hudson's Bay Co.	533,307	3,692
*	Eldorado Gold Corp.	4,316,384	3,618
*,^	Baytex Energy Corp.	1,248,518	3,421
	Cogeco Communications Inc.	60,465	3,311
	Birchcliff Energy Ltd.	1,132,914	3,280
	Dorel Industries Inc. Class B	143,229	3,241
	Ensign Energy Services Inc.	675,699	3,168
^	Extendicare Inc.	472,000	3,099
	Fortis Inc. (New York Shares)	87,692	2,961
*	Sierra Wireless Inc.	179,077	2,954
*	Advantage Oil & Gas Ltd.	977,545	2,891
*	Torex Gold Resources Inc.	461,468	2,833
^	Corus Entertainment Inc. Class B	595,214	2,795
*	China Gold International Resources Corp. Ltd.	1,308,951	2,703
*,^	Obsidian Energy Ltd.	2,646,789	2,650
*,^	ProMetic Life Sciences Inc.	3,754,210	2,564
*	Alacer Gold Corp.	1,531,100	2,436
	Just Energy Group Inc.	502,300	2,218
^	First National Financial Corp.	88,792	1,778
	Morguard REIT	146,700	1,541
	Canadian Pacific Railway Ltd. (New York Shares)	100	18
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	3,963	2
			8,451,122
Denmark (1.5%)
	Novo Nordisk A/S Class B	9,631,042	473,890
	Danske Bank A/S	3,777,575	141,176
	Vestas Wind Systems A/S	1,114,670	79,809
	DSV A/S	1,004,079	79,181
	Carlsberg A/S Class B	576,125	68,846
*	Genmab A/S	303,047	65,241
	Pandora A/S	582,539	63,146
	Coloplast A/S Class B	724,795	61,428
	Novozymes A/S	1,174,135	60,803
2	Orsted A/S	888,205	57,831
*	AP Moller - Maersk A/S Class B	30,907	48,178
*	AP Moller - Maersk A/S Class A	28,546	41,997
	Chr Hansen Holding A/S	483,161	41,746
*	ISS A/S	1,014,856	37,660
	TDC A/S	4,401,771	36,514
	GN Store Nord A/S	748,405	26,557
*	William Demant Holding A/S	616,762	22,964
	Jyske Bank A/S	383,085	22,697
	Royal Unibrew A/S	287,725	19,130
	H Lundbeck A/S	327,612	18,313
*	FLSmidth & Co. A/S	271,182	17,528

Developed Markets Index Fund

*	Ambu A/S Class B	749,933	17,010
	Tryg A/S	663,307	15,471
	SimCorp A/S	221,002	15,403
	Sydbank A/S	376,753	13,893
*	Topdanmark A/S	227,963	10,796
	Rockwool International A/S Class B	33,978	10,111
	Dfds A/S	155,764	8,751
*	Nilfisk Holding A/S	151,370	7,104
	Schouw & Co. A/S	68,087	6,754
2	Scandinavian Tobacco Group A/S	343,791	6,053
*	Bavarian Nordic A/S	174,132	5,476
	Spar Nord Bank A/S	429,860	5,136
*,^	NKT A/S	147,976	4,840
*	Bang & Olufsen A/S	186,371	4,731
*	ALK-Abello A/S	35,238	4,428
	Alm Brand A/S	366,280	3,745
*	D/S Norden A/S	148,750	2,680
	Matas A/S	180,328	1,953
	Solar A/S Class B	27,274	1,801
			1,630,771
Finland (1.0%)
	Nokia Oyj	29,591,376	163,571
	Sampo Oyj Class A	2,559,381	142,748
*	UPM-Kymmene Oyj	2,924,318	108,518
	Kone Oyj Class B	2,087,099	104,252
	Wartsila OYJ Abp	2,544,697	56,298
	Fortum Oyj	2,356,693	50,673
	Neste Oyj	689,901	48,118
	Stora Enso Oyj	2,594,686	47,760
	Elisa Oyj	788,225	35,702
	Nokian Renkaat Oyj	731,831	33,288
	Huhtamaki Oyj	508,154	22,319
	Kesko Oyj Class B	375,908	21,559
	Amer Sports Oyj	632,213	19,513
	Metso Oyj	578,077	18,251
	Orion Oyj Class B	559,303	17,134
	Konecranes Oyj Class A	371,461	16,143
	Valmet Oyj	741,366	14,877
	Tieto Oyj	405,445	13,535
	Cargotec Oyj Class B	231,175	12,330
	Outokumpu Oyj	1,692,625	11,564
	Metsa Board Oyj	944,363	9,494
	YIT Oyj	874,223	7,329
*	Outotec Oyj	769,346	6,885
	DNA Oyj	285,138	6,194
	Kemira Oyj	417,642	5,351
	Sanoma Oyj	438,659	5,148
	Uponor Oyj	287,526	4,810
	Citycon Oyj	2,067,363	4,652
	Cramo Oyj	220,423	4,605
	Finnair Oyj	286,696	3,994
*,^	Caverion Oyj	499,215	3,774
	Ramirent Oyj	364,612	3,011
	Raisio Oyj	629,951	2,807
	F-Secure Oyj	522,243	2,352
	Oriola Oyj	720,631	2,185

Developed Markets Index Fund

*,^	Stockmann OYJ Abp Class B	170,236	799
			1,031,543
France (8.1%)
	TOTAL SA	12,361,543	702,552
	Sanofi	5,981,589	480,652
	BNP Paribas SA	5,911,358	438,301
	LVMH Moet Hennessy Louis Vuitton SE	1,361,827	419,973
	Airbus SE	2,992,543	346,249
	AXA SA	10,359,456	275,789
	Danone SA	3,199,609	259,151
	Schneider Electric SE	2,893,440	254,510
	Vinci SA	2,540,124	250,104
	Societe Generale SA	4,013,423	218,352
	L'Oreal SA	946,796	213,889
	Air Liquide SA (Prime de fidelite)	1,695,364	207,885
	Kering SA	405,776	194,568
	Pernod Ricard SA	1,157,019	192,742
	Orange SA	10,472,229	177,847
	Safran SA	1,590,742	168,573
	Vivendi SA	5,842,100	151,209
	Engie SA	8,994,868	150,273
	Essilor International Cie Generale d'Optique SA	1,111,976	150,105
	Cie de Saint-Gobain	2,709,989	143,145
	Cie Generale des Etablissements Michelin SCA	966,553	142,870
	Renault SA	1,008,391	122,507
	Legrand SA	1,458,465	114,468
	Capgemini SE	846,229	105,541
	Hermes International	168,962	100,184
	Dassault Systemes SE	707,603	96,256
	Credit Agricole SA	5,291,853	86,104
	Valeo SA	1,301,688	86,080
	L'Oreal SA Loyalty Line	368,925	83,343
	Publicis Groupe SA	1,121,666	78,152
	STMicroelectronics NV	3,427,529	76,065
	Air Liquide SA	605,982	74,305
	TechnipFMC plc	2,506,542	73,005
	Atos SE	497,983	68,182
	Veolia Environnement SA	2,814,014	66,733
	Thales SA	546,607	66,606
^	Carrefour SA	3,016,158	62,644
	Accor SA	1,107,397	59,821
	Peugeot SA	2,410,332	58,046
	Bouygues SA	1,119,348	56,151
	Arkema SA	391,374	51,107
	Sodexo SA	485,170	48,950
	Teleperformance	314,060	48,732
	Gecina SA	269,928	46,916
	Eiffage SA	408,527	46,538
	Klepierre SA	1,100,061	44,387
	Edenred	1,271,404	44,240
*	Ubisoft Entertainment SA	478,397	40,411
	Alstom SA	843,898	38,070
	Natixis SA	4,576,857	37,568
	Bureau Veritas SA	1,405,253	36,544
	Getlink SE	2,478,973	35,392
	SCOR SE	856,335	35,072
	Electricite de France SA	2,416,702	35,044

Developed Markets Index Fund

	Aeroports de Paris	154,803	33,745
	Faurecia SA	403,622	32,704
	Orpea	247,715	31,519
*	Rubis SCA	419,157	30,291
	Suez	2,020,064	29,295
	Ipsen SA	186,708	28,992
	Bollore SA	5,387,108	28,750
	Eurofins Scientific SE	53,929	28,508
	SEB SA	148,948	28,472
	Rexel SA	1,662,035	28,150
2	Euronext NV	382,563	27,998
	Iliad SA	131,193	27,155
	SES SA Class A	1,929,432	26,140
	Ingenico Group SA	305,345	24,844
	Dassault Aviation SA	12,608	24,095
	Fonciere Des Regions	215,936	23,842
	Wendel SA	152,633	23,824
	CNP Assurances	877,494	22,156
2	Amundi SA	269,198	21,663
	Eurazeo SA	234,138	21,560
	Imerys SA	200,433	19,493
	Remy Cointreau SA	134,696	19,215
	Eutelsat Communications SA	955,791	18,953
	ICADE	194,523	18,905
*	BioMerieux	226,018	18,663
	Lagardere SCA	640,581	18,308
	Elis SA (London Shares)	688,720	17,056
^,2	Elior Group SA	721,266	15,688
	Credit Agricole SA Loyalty Line	951,298	15,478
	Casino Guichard Perrachon SA	310,815	15,240
	Nexity SA	237,408	15,230
	Alten SA	156,989	15,140
	Cie Plastic Omnium SA	307,572	14,745
	Sopra Steria Group	69,605	14,210
	Societe BIC SA	141,064	14,043
	JCDecaux SA	400,229	13,968
	SPIE SA	630,125	13,951
*	Air France-KLM	1,185,557	13,171
	Altran Technologies SA	879,362	13,033
	Sartorius Stedim Biotech	131,952	11,945
*,2	Worldline SA	220,414	11,211
*	Fnac Darty SA	94,858	10,170
	Metropole Television SA	361,571	9,316
2	Maisons du Monde SA	240,438	8,783
*,^	Vallourec SA	1,639,834	8,729
	Korian SA	247,821	8,393
	Trigano SA	44,100	7,979
	Television Francaise 1	558,055	7,602
	Gaztransport Et Technigaz SA	120,671	7,570
	Nexans SA	142,350	7,371
*,2	ALD SA	438,961	7,147
*	SOITEC	95,123	6,913
*	Eramet	48,442	6,681
	IPSOS	167,237	6,576
	Vicat SA	83,259	6,291
2	Europcar Groupe SA	540,444	6,015
	Tarkett SA	175,738	5,890
	Coface SA	504,117	5,770

Developed Markets Index Fund

*,^	DBV Technologies SA	114,602	5,342
	Neopost SA	182,563	4,814
*,^	Genfit	160,422	4,647
	Beneteau SA	201,638	4,391
	Derichebourg SA	483,807	4,264
	Mercialys SA	219,706	4,221
	LISI	89,139	3,595
*	Carmila SA	119,123	3,519
*	Virbac SA	23,123	3,400
	Albioma SA	142,398	3,375
	FFP	27,256	3,363
	Electricite de France SA Loyalty Line	229,038	3,321
	Technicolor SA	1,943,630	3,293
	Bonduelle SCA	73,304	3,102
*,2	X-Fab Silicon Foundries SE	284,904	3,077
	Mersen SA	65,645	2,988
	Manitou BF SA	68,486	2,911
	Interparfums SA	60,377	2,782
	Vilmorin & Cie SA	29,459	2,566
	Jacquet Metal Service	68,515	2,477
	Boiron SA	28,308	2,387
	Synergie SA	35,858	2,257
^	Rallye SA	137,106	2,060
	Guerbet	25,146	2,003
	MGI Coutier	45,225	1,706
	GL Events	56,416	1,699
	Groupe Crit	14,643	1,575
	Direct Energie	40,264	1,517
	Haulotte Group SA	71,266	1,469
*,^	Altran Tech Rights Exp. 04/09/2018	870,276	1,456
*	Etablissements Maurel et Prom	274,681	1,306
^	Bourbon Corp.	152,406	894
*	Stallergenes Greer plc	23,405	830
*	Esso SA Francaise	12,795	685
	Union Financiere de France BQE SA	16,273	617
*	Parrot SA	20,631	133
			8,754,490
Germany (7.9%)
	Allianz SE	2,391,450	540,455
	Siemens AG	4,161,692	530,825
	SAP SE	4,973,642	520,473
	Bayer AG	4,533,068	512,569
	BASF SE	5,009,970	509,168
*	Daimler AG	5,271,087	447,912
	Deutsche Telekom AG	17,664,043	288,157
	adidas AG	1,083,615	262,431
	Deutsche Post AG	5,295,821	231,583
*	Linde AG- Tender Line	1,016,322	213,954
	Volkswagen AG Preference Shares	1,010,144	200,922
	Bayerische Motoren Werke AG	1,757,884	190,775
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	749,938	174,413
	Fresenius SE & Co. KGaA	2,213,462	169,071
	Infineon Technologies AG	6,184,967	165,696
	Continental AG	591,158	163,293
	Deutsche Bank AG	10,161,996	141,691
	Deutsche Boerse AG	1,022,974	139,355
	Vonovia SE	2,660,029	131,917

Developed Markets Index Fund

	E.ON SE	11,270,933	125,246
	Henkel AG & Co. KGaA Preference Shares	919,123	120,866
	Fresenius Medical Care AG & Co. KGaA	1,161,803	118,628
	Deutsche Wohnen SE	1,947,417	90,898
	Henkel AG & Co. KGaA	679,988	85,583
2	Covestro AG	831,347	81,831
	HeidelbergCement AG	815,309	80,106
*	Commerzbank AG	5,694,461	73,984
	Wirecard AG	625,312	73,917
	Porsche Automobil Holding SE Preference Shares	841,522	69,971
	Merck KGaA	709,360	68,053
	thyssenkrupp AG	2,545,842	66,396
*	RWE AG	2,583,443	63,817
	Beiersdorf AG	545,546	61,777
	Symrise AG	664,658	53,519
	Brenntag AG	848,848	50,516
	MTU Aero Engines AG	281,839	47,507
	Hannover Rueck SE	329,951	45,062
	ProSiebenSat.1 Media SE	1,258,121	43,637
	Deutsche Lufthansa AG	1,290,924	41,237
	United Internet AG	638,141	40,189
*	QIAGEN NV	1,213,287	39,195
	GEA Group AG	918,449	39,072
	LEG Immobilien AG	345,913	38,919
	OSRAM Licht AG	526,377	38,758
	LANXESS AG	501,246	38,431
	KION Group AG	387,059	36,121
	Rheinmetall AG	235,253	33,446
2	Innogy SE	703,370	33,272
	Uniper SE	1,068,987	32,581
*,2	Zalando SE	575,765	31,410
	HUGO BOSS AG	352,804	30,749
	K&S AG	1,058,398	30,551
	Volkswagen AG	152,367	30,509
*,2	Siemens Healthineers AG	711,627	29,246
*,2	Delivery Hero AG	599,967	29,037
	Evonik Industries AG	817,248	28,835
	Bayerische Motoren Werke AG Preference Shares	301,759	28,287
*,2	Scout24 AG	590,993	27,552
	Sartorius AG Preference Shares	186,890	26,119
	MAN SE	192,321	22,424
	Fuchs Petrolub SE Preference Shares	404,526	21,969
	Freenet AG	707,856	21,544
	Axel Springer SE	246,427	20,631
	HOCHTIEF AG	106,775	19,957
	Fraport AG Frankfurt Airport Services Worldwide	194,778	19,222
*	Siltronic AG	103,864	17,780
	RTL Group SA	211,858	17,596
	Telefonica Deutschland Holding AG	3,670,343	17,246
	1&1 Drillisch AG	253,578	17,081
	TAG Immobilien AG	821,235	17,038
	METRO AG	933,803	16,536
*	MorphoSys AG	159,914	16,357
	Hella GmbH & Co. KGaA	247,284	16,268
	Aareal Bank AG	332,999	15,886
	Aurubis AG	187,424	15,778
	Duerr AG	134,615	14,790
	GRENKE AG	137,611	14,604

Developed Markets Index Fund

	Gerresheimer AG	175,254	14,394
	CTS Eventim AG & Co. KGaA	304,685	14,297
	Grand City Properties SA	598,016	14,296
*	Evotec AG	719,998	14,120
*	Software AG	265,577	13,909
	Wacker Chemie AG	83,589	13,735
	TUI AG	619,859	13,285
	Norma Group SE	175,732	13,166
	TLG Immobilien AG	475,102	13,047
	Stabilus SA	136,272	13,019
	STADA Arzneimittel AG	124,870	12,854
	alstria office REIT-AG	819,622	12,851
	Bechtle AG	152,681	12,385
*,2	Rocket Internet SE	392,446	12,056
	Leoni AG	183,350	11,729
	Jungheinrich AG Preference Shares	264,339	11,717
	Rational AG	18,522	11,663
*	AIXTRON SE	586,308	11,334
	Nemetschek SE	99,559	11,170
	Fielmann AG	137,549	11,134
	Salzgitter AG	211,816	10,859
^	Krones AG	79,738	10,746
	Deutsche EuroShop AG	289,275	10,606
	CECONOMY AG	891,185	10,277
	Jenoptik AG	286,529	10,136
*	Dialog Semiconductor plc	419,932	9,982
	Stroeer SE & Co. KGaA	135,612	9,486
	CANCOM SE	91,807	9,462
	Talanx AG	210,334	9,154
2	ADO Properties SA	158,777	8,932
2	Deutsche Pfandbriefbank AG	560,595	8,839
	Bilfinger SE	182,280	8,307
	FUCHS PETROLUB SE	162,354	8,271
	Carl Zeiss Meditec AG	129,404	8,263
	Sixt SE Preference Shares	103,788	7,934
*,2	Hapag-Lloyd AG	196,796	7,686
	Suedzucker AG	429,744	7,294
	Koenig & Bauer AG	74,705	6,857
	Indus Holding AG	96,924	6,797
	CompuGroup Medical SE	123,585	6,694
	Sixt SE	60,284	6,542
	Deutz AG	669,193	6,142
*,^	zooplus AG	33,404	6,089
	Schaeffler AG Preference Shares	392,385	6,059
*	S&T AG	258,550	5,716
	DMG Mori AG	99,236	5,706
	Pfeiffer Vacuum Technology AG	35,969	5,593
*	Washtec AG	57,364	5,469
*,2	Tele Columbus AG	494,665	5,344
	Puma SE	10,874	5,307
*	Heidelberger Druckmaschinen AG	1,378,175	5,168
*	PATRIZIA Immobilien AG	231,834	5,143
	RWE AG Preference Shares	251,660	5,136
	Kloeckner & Co. SE	391,261	4,911
	Wacker Neuson SE	140,766	4,887
	XING SE	15,763	4,595
	RHOEN-KLINIKUM AG	130,684	4,406
	KWS Saat SE	10,940	4,253

Developed Markets Index Fund

	RIB Software SE	191,498	4,082
	Takkt AG	178,429	4,065
	Draegerwerk AG & Co. KGaA Preference Shares	42,006	3,996
*	Hornbach Holding AG & Co. KGaA	45,831	3,862
*	SGL Carbon SE	269,719	3,804
	VTG AG	61,907	3,505
	Biotest AG Preference Shares	106,965	3,489
^	SMA Solar Technology AG	56,106	3,178
	Deutsche Beteiligungs AG	64,294	3,118
*,^	Nordex SE	346,849	3,020
	Bertrandt AG	25,710	2,935
^	ElringKlinger AG	156,195	2,914
*	Diebold Nixdorf AG	34,495	2,861
	DIC Asset AG	219,392	2,767
	Hamburger Hafen und Logistik AG	109,645	2,468
	Wuestenrot & Wuerttembergische AG	103,026	2,434
	BayWa AG	68,939	2,432
*	Vossloh AG	46,481	2,330
	comdirect bank AG	156,932	2,278
	Hornbach Baumarkt AG	41,612	1,435
	Draegerwerk AG & Co. KGaA	17,751	1,310
	Gerry Weber International AG	130,112	1,257
*	H&R GmbH & Co. KGaA	66,289	1,001
	CropEnergies AG	106,451	680
			8,576,627
Hong Kong (3.2%)
	AIA Group Ltd.	66,202,004	565,158
	Hong Kong Exchanges & Clearing Ltd.	6,798,193	223,456
	CK Hutchison Holdings Ltd.	14,661,595	176,270
*	CK Asset Holdings Ltd.	14,726,949	124,621
	Sun Hung Kai Properties Ltd.	7,758,207	123,587
	Galaxy Entertainment Group Ltd.	11,554,839	105,920
	Link REIT	11,891,614	101,987
	BOC Hong Kong Holdings Ltd.	19,673,394	96,475
	Hang Seng Bank Ltd.	3,966,487	92,475
	CLP Holdings Ltd.	8,995,064	91,951
	Hong Kong & China Gas Co. Ltd.	44,589,076	91,931
	Sands China Ltd.	13,114,294	71,211
	Jardine Matheson Holdings Ltd.	1,131,345	69,786
	AAC Technologies Holdings Inc.	3,799,657	69,478
	Power Assets Holdings Ltd.	7,155,264	64,068
	China Mengniu Dairy Co. Ltd.	14,674,504	50,799
2	WH Group Ltd.	45,803,927	49,234
	New World Development Co. Ltd.	30,954,333	44,128
	Hongkong Land Holdings Ltd.	6,374,723	44,067
*	Wharf Real Estate Investment Co. Ltd.	6,633,675	43,428
	MTR Corp. Ltd.	7,632,916	41,256
	Techtronic Industries Co. Ltd.	6,887,595	40,685
	Jardine Strategic Holdings Ltd.	1,000,033	38,475
	Henderson Land Development Co. Ltd.	5,852,743	38,346
	Wheelock & Co. Ltd.	4,459,307	32,704
	Samsonite International SA	7,000,050	32,009
	Wynn Macau Ltd.	8,032,977	29,459
	Swire Pacific Ltd. Class A	2,798,434	28,394
	CK Infrastructure Holdings Ltd.	3,424,762	28,148
	Sino Land Co. Ltd.	16,484,909	26,825
	Bank of East Asia Ltd.	6,651,567	26,700

Developed Markets Index Fund

	Hang Lung Properties Ltd.	11,101,663	26,051
	Want Want China Holdings Ltd.	30,312,651	24,543
	ASM Pacific Technology Ltd.	1,684,847	23,845
	Wharf Holdings Ltd.	6,701,626	23,216
*,^	Semiconductor Manufacturing International Corp.	16,214,606	21,428
	Tingyi Cayman Islands Holding Corp.	10,203,112	21,334
	Swire Properties Ltd.	5,764,293	20,270
	Hysan Development Co. Ltd.	3,381,778	17,948
	Minth Group Ltd.	3,787,329	17,362
	Xinyi Glass Holdings Ltd.	10,901,825	16,635
	Yue Yuen Industrial Holdings Ltd.	3,987,610	15,926
	Li & Fung Ltd.	31,899,878	15,751
	Hang Lung Group Ltd.	4,795,009	15,720
	Kerry Properties Ltd.	3,275,422	14,871
	Sun Art Retail Group Ltd.	12,238,488	14,413
	NWS Holdings Ltd.	7,678,056	13,988
	PCCW Ltd.	23,215,897	13,469
	PRADA SPA	2,823,334	13,142
	Dairy Farm International Holdings Ltd.	1,650,870	13,140
	Melco International Development Ltd.	4,374,027	12,821
	Shangri-La Asia Ltd.	6,151,028	12,482
	Hopewell Holdings Ltd.	3,140,412	12,037
	Vitasoy International Holdings Ltd.	4,464,643	11,506
	VTech Holdings Ltd.	905,392	11,464
	MGM China Holdings Ltd.	4,100,058	10,712
*	Freeman FinTech Corp. Ltd.	59,381,796	10,662
	Orient Overseas International Ltd.	1,100,560	9,968
	SJM Holdings Ltd.	10,249,996	8,982
	Fortune REIT	7,287,822	8,854
	NagaCorp Ltd.	8,197,826	8,522
	Swire Pacific Ltd. Class B	4,915,173	8,457
*,^	MMG Ltd.	12,412,468	7,687
	Haitong International Securities Group Ltd.	12,799,968	7,530
	Champion REIT	10,460,950	7,478
	Great Eagle Holdings Ltd.	1,451,691	7,379
	Johnson Electric Holdings Ltd.	1,893,219	7,125
	Xinyi Solar Holdings Ltd.	17,472,446	7,122
	United Co. RUSAL plc	11,548,381	7,036
	First Pacific Co. Ltd.	12,792,962	6,984
	Nexteer Automotive Group Ltd.	4,559,121	6,964
^	IGG Inc.	5,020,589	6,942
	Luk Fook Holdings International Ltd.	1,860,886	6,782
	Chow Tai Fook Jewellery Group Ltd.	5,845,499	6,695
2	BOC Aviation Ltd.	1,106,222	6,594
	Man Wah Holdings Ltd.	8,000,406	6,404
	SITC International Holdings Co. Ltd.	6,369,726	6,382
	Hongkong & Shanghai Hotels Ltd.	4,017,000	6,170
*	Cathay Pacific Airways Ltd.	3,404,092	5,903
*	Pacific Basin Shipping Ltd.	21,763,187	5,871
	Uni-President China Holdings Ltd.	6,294,023	5,474
	Television Broadcasts Ltd.	1,550,638	5,166
	Dah Sing Financial Holdings Ltd.	801,024	5,087
^	China Goldjoy Group Ltd.	67,495,408	5,059
	Towngas China Co. Ltd.	5,704,180	5,002
	Shougang Fushan Resources Group Ltd.	19,328,536	5,002
	Shui On Land Ltd.	18,258,261	4,989
	Guotai Junan International Holdings Ltd.	16,766,391	4,883
	China Travel International Investment Hong Kong Ltd.	13,601,713	4,854

Developed Markets Index Fund

^	Value Partners Group Ltd.	4,931,376	4,656
	HKBN Ltd.	3,914,222	4,624
	L'Occitane International SA	2,430,673	4,508
	Dah Sing Banking Group Ltd.	2,049,965	4,492
	Yuexiu REIT	6,461,937	4,491
	Cafe de Coral Holdings Ltd.	1,786,862	4,470
	K Wah International Holdings Ltd.	6,514,209	4,381
	Kerry Logistics Network Ltd.	2,920,077	4,339
	Shun Tak Holdings Ltd.	10,248,078	4,253
	Sunlight REIT	5,997,298	4,079
^	Lifestyle International Holdings Ltd.	2,473,030	4,069
	Chinese Estates Holdings Ltd.	2,595,500	3,916
	Giordano International Ltd.	6,446,000	3,792
	Mandarin Oriental International Ltd.	1,536,654	3,686
	Gemdale Properties & Investment Corp. Ltd.	29,270,250	3,547
*	Esprit Holdings Ltd.	9,927,575	3,397
	FIH Mobile Ltd.	15,366,918	3,339
	SA Sa International Holdings Ltd.	6,146,227	3,191
*,^	O Luxe Holdings Ltd.	13,962,500	3,163
	Goodbaby International Holdings Ltd.	4,496,000	3,095
	Huabao International Holdings Ltd.	4,635,000	3,088
	Far East Consortium International Ltd.	5,354,000	2,934
	Lai Sun Development Co. Ltd.	1,755,150	2,905
*,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,501,000	2,876
	Hopewell Highway Infrastructure Ltd.	4,694,660	2,867
	Road King Infrastructure Ltd.	1,397,704	2,808
^	Pou Sheng International Holdings Ltd.	10,978,000	2,785
	Stella International Holdings Ltd.	2,078,000	2,771
	Pacific Textiles Holdings Ltd.	2,803,000	2,689
*,3	Brightoil Petroleum Holdings Ltd.	13,955,536	2,667
	Chow Sang Sang Holdings International Ltd.	1,257,000	2,652
*,^	China Harmony New Energy Auto Holding Ltd.	4,080,124	2,646
*,^	United Laboratories International Holdings Ltd.	2,473,247	2,580
*,^,2 FIT Hon Teng Ltd.		5,359,000	2,482
	Prosperity REIT	5,850,000	2,438
^	Hutchison Telecommunications Hong Kong Holdings Ltd.	6,700,435	2,369
	Microport Scientific Corp.	2,134,148	2,327
*	KuangChi Science Ltd.	9,987,000	2,313
	CP Pokphand Co. Ltd.	29,184,000	2,279
^	HC International Inc.	3,112,000	2,272
	CITIC Telecom International Holdings Ltd.	7,694,000	2,236
	Canvest Environmental Protection Group Co. Ltd.	3,865,000	2,218
	HKR International Ltd.	3,433,600	2,060
	SmarTone Telecommunications Holdings Ltd.	1,910,000	2,038
^	Truly International Holdings Ltd.	7,834,000	2,008
*,^,2 IMAX China Holding Inc.		623,596	1,985
*,^	Panda Green Energy Group Ltd.	18,436,396	1,975
*	China Baoli Technologies Holdings Ltd.	126,830,040	1,968
	Lee's Pharmaceutical Holdings Ltd.	1,493,500	1,962
	Sun Hung Kai & Co. Ltd.	3,060,000	1,915
	Chong Hing Bank Ltd.	947,835	1,898
	Dynam Japan Holdings Co. Ltd.	1,398,800	1,886
*,^	GCL New Energy Holdings Ltd.	32,588,000	1,870
^,3	Town Health International Medical Group Ltd.	20,414,000	1,795
	Nan Hai Corp. Ltd.	63,900,000	1,788
^	Spring REIT	4,070,908	1,774
*	Global Brands Group Holding Ltd.	31,016,428	1,754
	Texwinca Holdings Ltd.	3,179,930	1,676

Developed Markets Index Fund

	United Energy Group Ltd.	17,801,718	1,548
	Emperor Capital Group Ltd.	20,034,000	1,547
*	China Oceanwide Holdings Ltd.	24,345,156	1,543
*	COFCO Meat Holdings Ltd.	9,440,000	1,535
	Liu Chong Hing Investment Ltd.	928,000	1,504
2	Regina Miracle International Holdings Ltd.	1,700,000	1,488
*,^	Digital Domain Holdings Ltd.	66,960,000	1,475
*,^	China LNG Group Ltd.	9,241,999	1,414
*	Honghua Group Ltd.	12,857,000	1,360
*,^	New Provenance Everlasting Holdings Ltd.	65,000,000	1,337
^	Kingston Financial Group Ltd.	2,951,313	1,331
*,3	Convoy Global Holdings Ltd.	61,962,000	1,319
*,^	China Financial International Investments Ltd.	37,890,000	1,311
*	Future World Financial Holdings Ltd.	47,612,000	1,271
	China Silver Group Ltd.	5,652,000	1,246
	Singamas Container Holdings Ltd.	7,354,000	1,238
*	G-Resources Group Ltd.	128,460,000	1,199
*,^	Macau Legend Development Ltd.	7,927,505	1,166
	Ju Teng International Holdings Ltd.	4,552,000	1,127
*	Beijing Enterprises Medical & Health Group Ltd.	23,910,000	1,106
*,^	NewOcean Energy Holdings Ltd.	4,302,000	986
*,^	China Strategic Holdings Ltd.	85,045,000	969
	Emperor Watch & Jewellery Ltd.	17,280,000	943
*,^	Anton Oilfield Services Group	7,124,000	897
*	Hong Kong Television Network Ltd.	2,018,000	867
	China Aerospace International Holdings Ltd.	7,942,811	866
^	Shenwan Hongyuan HK Ltd.	2,515,000	780
*,^	China LotSynergy Holdings Ltd.	40,040,000	755
^	EVA Precision Industrial Holdings Ltd.	4,854,000	748
2	CGN New Energy Holdings Co. Ltd.	5,162,000	699
*	New World Department Store China Ltd.	2,973,000	687
*	BOE Varitronix Ltd.	1,338,000	686
*	CST Group Ltd.	156,056,000	683
	New Sports Group Ltd.	6,142,500	640
	Inspur International Ltd.	1,906,000	629
*,^	Lifestyle China Group Ltd.	2,164,030	613
*,^	China Ocean Industry Group Ltd.	78,260,000	584
*	Sunshine Oilsands Ltd.	18,748,500	561
*,^	Technovator International Ltd.	1,980,000	531
*	Parkson Retail Group Ltd.	4,455,494	521
	Henderson Investment Ltd.	5,995,033	505
	TPV Technology Ltd.	3,842,000	479
*	Silver Base Group Holdings Ltd.	5,365,500	476
*,^	Summit Ascent Holdings Ltd.	3,914,000	461
*,^	Sino Oil And Gas Holdings Ltd.	61,950,000	435
*	Xinchen China Power Holdings Ltd.	3,538,000	431
*	Mei Ah Entertainment Group Ltd.	9,180,000	390
*,^	Good Resources Holdings Ltd.	10,919,595	380
^	Yip's Chemical Holdings Ltd.	958,000	356
*,^	Qianhai Health Holdings Ltd.	34,447,500	350
*	China Medical & HealthCare Group Ltd.	10,080,000	310
*	Sincere Watch Hong Kong Ltd.	8,780,000	134
*	Vision Fame International Holding Ltd.	2,722,000	106
*	Yanchang Petroleum International Ltd.	7,470,000	92
*,^	CSMall Group Ltd.	94,200	28
*	SOCAM Development Ltd.	86,000	19
			3,514,818

Developed Markets Index Fund

Ireland (0.2%)
	Kerry Group plc Class A	799,670	81,315
*	Bank of Ireland Group plc	5,036,337	44,144
	Kingspan Group plc	813,417	34,485
	AIB Group plc	3,745,001	22,582
	Glanbia plc	1,097,842	18,968
*	Dalata Hotel Group plc	987,610	7,550
	Green REIT plc	3,700,626	6,897
	Hibernia REIT plc	3,764,962	6,689
	Irish Continental Group plc	855,239	6,030
	C&C Group plc	1,680,299	5,515
	Origin Enterprises plc	678,687	4,467
*	Permanent TSB Group Holdings plc	579,418	1,428
*,3	Irish Bank Resolution Corp. Ltd.	257,065	—
			240,070
Israel (0.4%)
	Teva Pharmaceutical Industries Ltd.	4,905,878	83,726
	Bank Leumi Le-Israel BM	7,863,825	47,496
	Bank Hapoalim BM	5,638,768	38,769
*	Nice Ltd.	336,566	31,578
	Frutarom Industries Ltd.	201,773	18,548
*	Israel Discount Bank Ltd. Class A	6,416,138	18,452
	Israel Chemicals Ltd.	3,773,943	15,991
	Elbit Systems Ltd.	130,152	15,683
	Bezeq The Israeli Telecommunication Corp. Ltd.	11,327,059	14,493
*	Tower Semiconductor Ltd.	518,311	14,057
	Mizrahi Tefahot Bank Ltd.	707,817	13,554
*	SodaStream International Ltd.	110,471	10,063
	Azrieli Group Ltd.	166,134	7,979
*	Mazor Robotics Ltd.	252,843	7,655
	Paz Oil Co. Ltd.	43,020	6,333
	First International Bank Of Israel Ltd.	275,636	5,823
	Gazit-Globe Ltd.	538,284	5,331
	Harel Insurance Investments & Financial Services Ltd.	609,056	4,828
	Alony Hetz Properties & Investments Ltd.	530,783	4,796
	Strauss Group Ltd.	213,340	4,601
*	Airport City Ltd.	407,720	4,390
	Delek Group Ltd.	25,687	4,363
*	Nova Measuring Instruments Ltd.	144,858	3,930
	Oil Refineries Ltd.	8,337,976	3,863
	Reit 1 Ltd.	925,280	3,795
*	Israel Corp. Ltd.	19,918	3,758
	Amot Investments Ltd.	608,178	3,268
	Melisron Ltd.	76,643	3,052
*	Brack Capital Properties NV	23,219	2,784
	IDI Insurance Co. Ltd.	40,547	2,650
*	Jerusalem Oil Exploration	44,621	2,486
*	Shufersal Ltd.	379,013	2,417
*	Clal Insurance Enterprises Holdings Ltd.	133,807	2,417
	Electra Ltd.	9,171	2,307
*	Partner Communications Co. Ltd.	506,775	2,281
*	Cellcom Israel Ltd. (Registered)	301,015	2,136
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	41,848	2,103
*	Jerusalem Economy Ltd.	827,129	2,005
	Shikun & Binui Ltd.	1,111,467	1,836
*	Migdal Insurance & Financial Holding Ltd.	1,660,921	1,779
	Matrix IT Ltd.	155,431	1,758

Developed Markets Index Fund

	Bayside Land Corp.	3,605	1,705
*	Phoenix Holdings Ltd.	300,340	1,655
	Sella Capital Real Estate Ltd.	844,195	1,640
	Teva Pharmaceutical Industries Ltd. ADR	95,178	1,627
	Menora Mivtachim Holdings Ltd.	124,580	1,601
*	Africa Israel Properties Ltd.	64,309	1,583
*	Big Shopping Centers Ltd.	23,391	1,567
	Delek Automotive Systems Ltd.	207,986	1,561
	Kenon Holdings Ltd.	94,929	1,532
	Delta-Galil Industries Ltd.	50,768	1,501
	Formula Systems 1985 Ltd.	35,202	1,287
*	Gilat Satellite Networks Ltd.	142,835	1,227
	Naphtha Israel Petroleum Corp. Ltd.	166,795	1,082
*	Allot Communications Ltd.	165,076	907
	Norstar Holdings Inc.	48,081	873
*	AudioCodes Ltd.	106,784	772
*	B Communications Ltd.	58,115	764
*	Kamada Ltd.	125,763	578
	Property & Building Corp. Ltd.	5,861	500
*	Evogene Ltd.	114,578	361
			453,457
Italy (2.4%)
	Intesa Sanpaolo SPA (Registered)	71,700,403	261,476
	Enel SPA	42,523,076	260,546
*	UniCredit SPA	12,250,251	257,037
	Eni SPA	13,681,323	241,174
	Assicurazioni Generali SPA	7,158,028	138,003
*	Fiat Chrysler Automobiles NV	5,958,118	122,165
	Atlantia SPA	2,908,678	90,173
	Ferrari NV	687,868	82,855
	CNH Industrial NV	5,276,406	65,280
*	Telecom Italia SPA (Registered)	62,523,251	59,542
	Snam SPA	12,929,840	59,477
	Luxottica Group SPA	854,241	53,161
	Terna Rete Elettrica Nazionale SPA	7,714,118	45,133
	Tenaris SA	2,566,915	44,378
	EXOR NV	585,368	41,823
	Mediobanca Banca di Credito Finanziario SPA	3,194,365	37,603
	Prysmian SPA	1,162,263	36,567
	Moncler SPA	881,006	33,595
	Intesa Sanpaolo SPA	7,327,276	27,768
	Telecom Italia SPA (Bearer)	33,176,844	27,711
*,^	Banco BPM SPA	7,885,757	27,450
	FinecoBank Banca Fineco SPA	2,157,815	25,995
^	Unione di Banche Italiane SPA	5,403,464	24,735
	Leonardo SPA	2,129,256	24,626
	Davide Campari-Milano SPA	3,105,505	23,537
2	Poste Italiane SPA	2,525,688	23,118
	Recordati SPA	546,787	20,261
*,2	Pirelli & C SPA	2,023,886	17,971
	A2A SPA	8,508,333	16,297
	Hera SPA	4,423,855	16,214
*	Yoox Net-A-Porter Group SPA	347,316	16,164
	Italgas SPA	2,694,628	16,123
	Interpump Group SPA	459,951	15,568
	Unipol Gruppo SPA	3,029,287	14,857
	Cerved Information Solutions SPA	1,074,308	13,431

Developed Markets Index Fund

	Azimut Holding SPA	613,440	13,202
*	Brembo SPA	849,098	13,145
*,^	Saipem SPA	3,185,833	12,524
	BPER Banca	2,220,298	12,402
	Banca Mediolanum SPA	1,381,381	12,065
	Amplifon SPA	658,468	11,743
	DiaSorin SPA	126,579	11,406
2	Infrastrutture Wireless Italiane SPA	1,346,672	10,668
	De' Longhi SPA	356,242	10,602
	Banca Generali SPA	311,280	10,053
	UnipolSai Assicurazioni SPA	4,180,111	9,955
	Banca Popolare di Sondrio SCPA	2,490,366	9,869
	Societa Cattolica di Assicurazioni SC	873,681	9,329
^	Buzzi Unicem SPA	386,526	9,059
	Autogrill SPA	688,219	8,877
	Iren SPA	2,789,502	8,767
2	Anima Holding SPA	1,271,378	8,652
	Industria Macchine Automatiche SPA	87,882	8,575
2	Enav SPA	1,369,178	7,310
	Societa Iniziative Autostradali e Servizi SPA	389,273	7,272
*,^	Mediaset SPA	1,870,039	7,184
^	Salvatore Ferragamo SPA	239,210	6,614
*	Reply SPA	112,679	6,231
	ERG SPA	255,210	6,105
2	Technogym SPA	513,810	6,088
2	OVS SPA	963,728	5,923
	Brunello Cucinelli SPA	181,532	5,706
	Saras SPA	2,432,175	5,348
	MARR SPA	176,547	5,257
^	Tod's SPA	69,265	5,036
	ASTM SPA	194,560	4,915
	Ei Towers SPA	84,521	4,749
	Beni Stabili SpA SIIQ	5,485,916	4,570
	Biesse SPA	73,086	4,353
	Banca IFIS SPA	104,389	4,034
	ACEA SPA	231,472	3,930
*	Fincantieri SPA	2,670,028	3,918
	Parmalat SPA	1,025,257	3,778
	Danieli & C Officine Meccaniche SPA RSP	205,845	3,754
	Maire Tecnimont SPA	708,155	3,655
	Datalogic SPA	111,573	3,498
	Credito Emiliano SPA	396,404	3,477
	Buzzi Unicem SPA RSP	235,894	3,251
*,2	doBank SPA	215,175	3,037
*,2	Banca Farmafactoring SPA	401,672	2,941
2	RAI Way SPA	509,636	2,826
	Piaggio & C SPA	912,094	2,542
^	Salini Impregilo SPA	838,083	2,494
	CIR-Compagnie Industriali Riunite SPA	1,718,791	2,278
	Cementir Holding SPA	252,322	2,197
	Danieli & C Officine Meccaniche SPA	68,708	1,876
*	Immobiliare Grande Distribuzione SIIQ SPA	192,137	1,799
*,^	Juventus Football Club SPA	2,141,320	1,708
^	Cairo Communication SPA	377,580	1,699
	Zignago Vetro SPA	163,761	1,674
*	Italmobiliare SPA	58,475	1,647
*	Arnoldo Mondadori Editore SPA	677,153	1,421
^	Geox SPA	389,125	1,321

Developed Markets Index Fund

*	Rizzoli Corriere Della Sera Mediagroup SPA	750,382	1,107
	Cofide SPA	1,738,497	1,045
*,^	Safilo Group SPA	152,795	773
	DeA Capital SPA	378,098	688
*,^	GEDI Gruppo Editoriale SPA	1,214,432	671
*	Anima Holding SPA Rights Exp. 04/12/2018	1,267,647	484
*	Immobiliare Grande Distribuzione SIIQ SPA Rights Exp. 04/13/2018	192,137	204
			2,635,095
Japan (22.2%)
	Toyota Motor Corp.	14,174,630	923,824
	Mitsubishi UFJ Financial Group Inc.	70,438,357	467,510
	SoftBank Group Corp.	4,664,595	347,460
	Sony Corp.	6,913,959	336,705
	Honda Motor Co. Ltd.	9,636,924	334,618
	Sumitomo Mitsui Financial Group Inc.	7,315,060	310,191
	Keyence Corp.	493,306	308,778
	FANUC Corp.	1,062,512	270,418
	Nintendo Co. Ltd.	588,032	262,214
	KDDI Corp.	9,858,470	253,178
	Mizuho Financial Group Inc.	139,131,781	253,000
	Shin-Etsu Chemical Co. Ltd.	2,231,520	231,985
	Canon Inc.	5,625,905	205,473
	Takeda Pharmaceutical Co. Ltd.	4,177,439	203,777
	Kao Corp.	2,635,943	198,738
	Nidec Corp.	1,281,974	196,649
	East Japan Railway Co.	2,034,964	189,894
	Mitsubishi Corp.	7,031,453	189,145
	Central Japan Railway Co.	991,364	188,920
	Japan Tobacco Inc.	6,547,382	187,354
	Hitachi Ltd.	25,319,146	184,714
	Seven & i Holdings Co. Ltd.	4,220,132	181,064
	Mitsubishi Electric Corp.	10,806,181	175,634
	NTT DOCOMO Inc.	6,876,819	175,081
	Tokio Marine Holdings Inc.	3,826,924	174,302
	Astellas Pharma Inc.	11,058,696	169,825
	Nippon Telegraph & Telephone Corp.	3,616,423	168,000
	Komatsu Ltd.	4,996,119	167,822
	Panasonic Corp.	11,653,071	166,457
	Recruit Holdings Co. Ltd.	6,540,341	164,147
	Daikin Industries Ltd.	1,448,871	160,902
	Tokyo Electron Ltd.	854,206	157,758
	Mitsui & Co. Ltd.	9,171,746	157,444
	ITOCHU Corp.	7,728,866	150,492
	Bridgestone Corp.	3,368,538	147,888
	Denso Corp.	2,670,921	146,704
	Murata Manufacturing Co. Ltd.	1,037,000	143,149
	Shiseido Co. Ltd.	2,121,463	137,059
	Daiwa House Industry Co. Ltd.	3,550,415	136,656
	SMC Corp.	317,831	129,728
	ORIX Corp.	7,015,209	125,239
	Mitsui Fudosan Co. Ltd.	5,168,006	124,641
	Kirin Holdings Co. Ltd.	4,577,519	122,762
	Suzuki Motor Corp.	2,252,690	122,288
	Daiichi Sankyo Co. Ltd.	3,501,244	117,369
	Dai-ichi Life Holdings Inc.	6,215,328	115,395
	Otsuka Holdings Co. Ltd.	2,291,346	115,083
	Fast Retailing Co. Ltd.	281,677	112,995

Developed Markets Index Fund

Asahi Group Holdings Ltd.	2,086,694	112,267
Subaru Corp.	3,350,549	110,898
Nissan Motor Co. Ltd.	10,568,511	109,381
Kubota Corp.	6,127,023	107,975
Mitsubishi Estate Co. Ltd.	6,473,185	107,611
JXTG Holdings Inc.	17,410,247	106,351
Oriental Land Co. Ltd.	1,037,558	106,244
Nomura Holdings Inc.	17,930,295	104,391
Sumitomo Corp.	6,125,602	102,581
Hoya Corp.	2,014,373	102,015
Kyocera Corp.	1,706,903	96,755
Nippon Steel & Sumitomo Metal Corp.	4,265,721	93,772
* Toshiba Corp.	32,132,994	93,373
Eisai Co. Ltd.	1,445,250	93,221
Asahi Kasei Corp.	6,826,175	90,869
Japan Post Holdings Co. Ltd.	7,260,831	88,192
Sumitomo Realty & Development Co. Ltd.	2,351,010	87,974
Terumo Corp.	1,680,273	87,106
MS&AD Insurance Group Holdings Inc.	2,736,650	85,085
Sumitomo Mitsui Trust Holdings Inc.	2,048,699	83,887
FUJIFILM Holdings Corp.	2,081,711	83,310
Shionogi & Co. Ltd.	1,556,011	81,210
Secom Co. Ltd.	1,060,941	78,933
Toray Industries Inc.	8,278,868	78,630
Sompo Holdings Inc.	1,932,961	78,115
Ono Pharmaceutical Co. Ltd.	2,421,491	77,224
Sysmex Corp.	787,916	71,596
West Japan Railway Co.	1,005,248	71,047
Nitori Holdings Co. Ltd.	403,861	70,683
Mitsubishi Chemical Holdings Corp.	7,071,201	68,672
Aeon Co. Ltd.	3,803,353	67,882
Makita Corp.	1,337,885	66,508
Daito Trust Construction Co. Ltd.	387,878	65,912
Resona Holdings Inc.	11,980,002	64,484
Fujitsu Ltd.	10,600,040	64,243
Nitto Denko Corp.	841,913	63,829
Sumitomo Electric Industries Ltd.	4,125,424	63,422
Omron Corp.	1,079,061	63,325
Marubeni Corp.	8,597,571	62,601
Inpex Corp.	5,010,052	62,526
Shimano Inc.	428,169	62,015
Tokyo Gas Co. Ltd.	2,291,738	61,206
Unicharm Corp.	2,095,032	60,759
Mitsubishi Heavy Industries Ltd.	1,565,177	60,451
Chugai Pharmaceutical Co. Ltd.	1,184,543	60,118
Olympus Corp.	1,537,725	58,942
Taisei Corp.	1,147,613	58,803
Sekisui House Ltd.	3,182,073	58,500
TDK Corp.	653,968	58,299
JFE Holdings Inc.	2,817,285	56,907
MEIJI Holdings Co. Ltd.	739,226	56,877
Daiwa Securities Group Inc.	8,631,103	55,390
Yaskawa Electric Corp.	1,218,504	55,333
Japan Exchange Group Inc.	2,950,901	55,190
Chubu Electric Power Co. Inc.	3,824,426	54,769
Sumitomo Metal Mining Co. Ltd.	1,303,485	53,706
Dentsu Inc.	1,208,755	53,617
Toyota Industries Corp.	877,758	53,412

Developed Markets Index Fund

Kansai Electric Power Co. Inc.	3,986,818	52,035
Aisin Seiki Co. Ltd.	946,259	51,810
M3 Inc.	1,104,303	50,586
Ajinomoto Co. Inc.	2,778,715	50,489
MINEBEA MITSUMI Inc.	2,301,612	49,636
T&D Holdings Inc.	3,106,078	49,602
^ Yakult Honsha Co. Ltd.	659,130	49,516
Yamato Holdings Co. Ltd.	1,949,714	49,017
Sumitomo Chemical Co. Ltd.	8,259,610	47,757
Kajima Corp.	5,014,141	47,145
Rohm Co. Ltd.	483,235	45,977
Isuzu Motors Ltd.	2,991,689	45,929
Yamaha Motor Co. Ltd.	1,528,579	45,745
Hankyu Hanshin Holdings Inc.	1,219,144	45,552
Koito Manufacturing Co. Ltd.	625,136	43,834
Osaka Gas Co. Ltd.	2,168,841	43,112
Asahi Glass Co. Ltd.	1,026,832	43,038
Ryohin Keikaku Co. Ltd.	128,182	42,689
Tokyu Corp.	2,702,668	42,481
MISUMI Group Inc.	1,511,497	42,028
Mazda Motor Corp.	3,131,868	41,832
Toyota Tsusho Corp.	1,227,318	41,544
TOTO Ltd.	790,673	41,503
Shimadzu Corp.	1,481,714	41,055
Obayashi Corp.	3,689,231	40,623
Kikkoman Corp.	962,247	39,045
Yamaha Corp.	887,427	38,804
Kintetsu Group Holdings Co. Ltd.	984,161	38,612
NEC Corp.	1,365,582	38,364
* Nexon Co. Ltd.	2,235,454	37,922
^ FamilyMart UNY Holdings Co. Ltd.	446,557	37,402
Trend Micro Inc.	627,485	37,216
Ricoh Co. Ltd.	3,725,220	36,807
Don Quijote Holdings Co. Ltd.	642,058	36,764
Concordia Financial Group Ltd.	6,466,158	36,555
NTT Data Corp.	3,445,953	36,152
Rakuten Inc.	4,353,014	35,970
Tohoku Electric Power Co. Inc.	2,598,972	35,314
Sekisui Chemical Co. Ltd.	1,982,986	34,698
Bandai Namco Holdings Inc.	1,073,762	34,598
Nikon Corp.	1,909,850	34,473
Odakyu Electric Railway Co. Ltd.	1,676,633	34,156
^ Yahoo Japan Corp.	7,188,108	33,730
Tobu Railway Co. Ltd.	1,105,753	33,718
NSK Ltd.	2,490,452	33,650
Kuraray Co. Ltd.	1,935,351	33,623
Dai Nippon Printing Co. Ltd.	1,614,516	33,608
Suntory Beverage & Food Ltd.	690,137	33,464
SUMCO Corp.	1,279,077	33,428
Santen Pharmaceutical Co. Ltd.	1,986,327	33,389
* Tokyo Electric Power Co. Holdings Inc.	8,526,211	33,317
Kose Corp.	156,972	32,955
Disco Corp.	150,927	32,561
Nissan Chemical Industries Ltd.	772,914	32,186
Mitsui Chemicals Inc.	1,002,998	31,925
LIXIL Group Corp.	1,426,510	31,632
Daifuku Co. Ltd.	526,941	31,372
Oji Holdings Corp.	4,820,049	31,053

Developed Markets Index Fund

Nippon Paint Holdings Co. Ltd.	841,742	30,980
Kyushu Electric Power Co. Inc.	2,562,744	30,957
Obic Co. Ltd.	365,939	30,872
Stanley Electric Co. Ltd.	817,186	30,811
Idemitsu Kosan Co. Ltd.	802,153	30,731
Tosoh Corp.	1,552,709	30,668
Hisamitsu Pharmaceutical Co. Inc.	396,713	30,654
Japan Post Bank Co. Ltd.	2,232,835	30,355
Brother Industries Ltd.	1,294,972	30,134
Kyowa Hakko Kirin Co. Ltd.	1,390,668	30,082
Showa Denko KK	694,387	29,125
Chiba Bank Ltd.	3,544,174	29,062
Otsuka Corp.	561,898	28,687
Lion Corp.	1,374,817	28,197
Tsuruha Holdings Inc.	195,261	28,123
Nisshin Seifun Group Inc.	1,406,717	28,107
Shimizu Corp.	3,103,810	27,710
SBI Holdings Inc.	1,170,599	27,583
Shizuoka Bank Ltd.	2,841,832	27,481
Kyushu Railway Co.	879,927	27,446
Hamamatsu Photonics KK	710,992	27,297
CyberAgent Inc.	524,580	27,213
Persol Holdings Co. Ltd.	933,995	27,139
Keio Corp.	628,027	27,000
Yokogawa Electric Corp.	1,329,649	26,998
Pigeon Corp.	592,421	26,879
Coca-Cola Bottlers Japan Holdings Inc.	649,236	26,749
Nomura Research Institute Ltd.	565,570	26,698
* Renesas Electronics Corp.	2,630,505	26,533
Nissin Foods Holdings Co. Ltd.	380,900	26,509
Konami Holdings Corp.	518,230	26,302
Seiko Epson Corp.	1,513,325	26,243
Japan Airlines Co. Ltd.	644,736	26,231
Nippon Express Co. Ltd.	396,608	26,210
THK Co. Ltd.	625,017	26,044
Kawasaki Heavy Industries Ltd.	803,439	25,877
Aozora Bank Ltd.	643,792	25,788
Hirose Electric Co. Ltd.	185,485	25,720
Alps Electric Co. Ltd.	1,037,640	25,693
JGC Corp.	1,174,030	25,613
Hoshizaki Corp.	286,785	25,597
NGK Spark Plug Co. Ltd.	1,056,580	25,515
Start Today Co. Ltd.	974,299	25,452
Nagoya Railroad Co. Ltd.	994,973	25,405
Nabtesco Corp.	644,395	25,308
NGK Insulators Ltd.	1,456,705	25,277
Taisho Pharmaceutical Holdings Co. Ltd.	252,662	25,070
* PeptiDream Inc.	456,160	24,962
Kansai Paint Co. Ltd.	1,056,785	24,744
Mitsubishi Motors Corp.	3,444,673	24,630
Mitsubishi Gas Chemical Co. Inc.	1,021,455	24,558
Mitsubishi Tanabe Pharma Corp.	1,210,963	24,500
Nihon M&A Center Inc.	701,842	24,366
USS Co. Ltd.	1,185,967	24,300
^ Yamada Denki Co. Ltd.	4,004,490	24,263
Kobayashi Pharmaceutical Co. Ltd.	338,034	24,230
ANA Holdings Inc.	620,861	24,018
Keikyu Corp.	1,365,608	23,976

Developed Markets Index Fund

	Sumitomo Heavy Industries Ltd.	626,142	23,954
	Fuji Electric Co. Ltd.	3,474,595	23,954
*,^	Sharp Corp.	795,948	23,881
	Taiheiyo Cement Corp.	656,738	23,704
	Haseko Corp.	1,529,090	23,583
	Keisei Electric Railway Co. Ltd.	762,978	23,497
	Toppan Printing Co. Ltd.	2,855,567	23,459
	Electric Power Development Co. Ltd.	903,198	23,252
^	Marui Group Co. Ltd.	1,145,997	23,189
	NH Foods Ltd.	560,594	23,116
	JSR Corp.	1,025,856	23,037
	J Front Retailing Co. Ltd.	1,349,509	22,793
	Hitachi Construction Machinery Co. Ltd.	583,624	22,746
	IHI Corp.	716,625	22,399
	Alfresa Holdings Corp.	985,634	22,180
	Asahi Intecc Co. Ltd.	548,847	22,115
	Fukuoka Financial Group Inc.	4,027,955	22,100
	Bank of Kyoto Ltd.	387,938	22,004
	Amada Holdings Co. Ltd.	1,800,919	21,938
^	Advantest Corp.	1,043,102	21,904
	Mebuki Financial Group Inc.	5,621,443	21,849
	Sojitz Corp.	6,870,783	21,842
	Isetan Mitsukoshi Holdings Ltd.	1,955,522	21,663
	Toho Co. Ltd.	634,602	21,197
	Konica Minolta Inc.	2,489,934	21,181
	Hulic Co. Ltd.	1,938,532	21,165
	Seibu Holdings Inc.	1,185,097	20,723
	Mitsubishi Materials Corp.	683,775	20,363
	Tokyu Fudosan Holdings Corp.	2,818,870	20,297
	Toyo Suisan Kaisha Ltd.	500,045	19,810
	Kurita Water Industries Ltd.	612,055	19,768
	Hikari Tsushin Inc.	122,243	19,759
	Ebara Corp.	549,466	19,637
	SCREEN Holdings Co. Ltd.	216,211	19,523
^	Chugoku Electric Power Co. Inc.	1,598,035	19,486
	Hino Motors Ltd.	1,481,105	19,331
	Rinnai Corp.	201,566	19,195
	Square Enix Holdings Co. Ltd.	426,388	19,176
	Nippon Shinyaku Co. Ltd.	281,625	19,148
	Teijin Ltd.	979,028	18,641
	JTEKT Corp.	1,250,853	18,429
	Furukawa Electric Co. Ltd.	339,741	18,365
	Sumitomo Rubber Industries Ltd.	991,641	18,283
	Lawson Inc.	267,277	18,268
	Asics Corp.	982,679	18,262
	Matsumotokiyoshi Holdings Co. Ltd.	429,150	18,158
	MediPal Holdings Corp.	868,096	18,120
	Sohgo Security Services Co. Ltd.	366,243	18,027
^	Casio Computer Co. Ltd.	1,206,947	17,978
	Suzuken Co. Ltd.	426,700	17,935
	Hakuhodo DY Holdings Inc.	1,302,934	17,892
	Sega Sammy Holdings Inc.	1,087,928	17,724
	TIS Inc.	440,340	17,658
	Sony Financial Holdings Inc.	962,871	17,648
	Daicel Corp.	1,600,166	17,531
	Mitsui OSK Lines Ltd.	614,440	17,482
	Miura Co. Ltd.	537,306	17,384
	Nippon Yusen KK	882,955	17,376

Developed Markets Index Fund

Pola Orbis Holdings Inc.	412,085	17,260
Tokyo Tatemono Co. Ltd.	1,132,321	17,103
Sundrug Co. Ltd.	364,058	17,049
Ube Industries Ltd.	579,498	16,998
Hitachi High-Technologies Corp.	353,600	16,921
Kewpie Corp.	612,860	16,789
Azbil Corp.	356,292	16,780
Keihan Holdings Co. Ltd.	536,855	16,646
Air Water Inc.	836,666	16,436
Horiba Ltd.	211,565	16,427
Denka Co. Ltd.	480,852	16,336
Nichirei Corp.	594,908	16,193
Kobe Steel Ltd.	1,622,691	16,083
Tokai Carbon Co. Ltd.	1,078,329	16,060
Tokyo Century Corp.	255,403	15,962
Park24 Co. Ltd.	582,156	15,859
Relo Group Inc.	561,835	15,753
Toho Gas Co. Ltd.	502,317	15,737
Takashimaya Co. Ltd.	1,632,625	15,712
Yamaguchi Financial Group Inc.	1,261,552	15,630
Kaneka Corp.	1,563,840	15,617
Sumitomo Dainippon Pharma Co. Ltd.	930,489	15,587
Nifco Inc.	459,988	15,539
Ezaki Glico Co. Ltd.	289,942	15,409
^ Nankai Electric Railway Co. Ltd.	608,006	15,290
DIC Corp.	452,085	15,227
COMSYS Holdings Corp.	570,401	15,162
Kagome Co. Ltd.	430,721	15,145
Nomura Real Estate Holdings Inc.	646,913	15,123
Ulvac Inc.	264,283	15,056
^ Skylark Co. Ltd.	1,046,496	15,036
AEON Financial Service Co. Ltd.	646,107	14,989
Rohto Pharmaceutical Co. Ltd.	532,030	14,953
Credit Saison Co. Ltd.	893,350	14,948
Seino Holdings Co. Ltd.	807,827	14,939
Shimamura Co. Ltd.	119,721	14,881
Yamazaki Baking Co. Ltd.	703,574	14,751
Izumi Co. Ltd.	217,331	14,696
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,430,700	14,488
Iida Group Holdings Co. Ltd.	775,177	14,459
Oracle Corp. Japan	174,144	14,444
Showa Shell Sekiyu KK	1,057,234	14,402
Mabuchi Motor Co. Ltd.	288,527	14,312
^ Calbee Inc.	414,936	14,088
Sanwa Holdings Corp.	1,087,790	14,027
Shinsei Bank Ltd.	900,869	13,966
Benesse Holdings Inc.	383,147	13,928
Aeon Mall Co. Ltd.	656,111	13,785
Sankyu Inc.	276,030	13,716
Gunma Bank Ltd.	2,375,716	13,706
Yokohama Rubber Co. Ltd.	584,392	13,604
Mitsui Mining & Smelting Co. Ltd.	304,685	13,546
House Foods Group Inc.	407,486	13,472
Suruga Bank Ltd.	957,975	13,423
Bic Camera Inc.	842,283	13,393
Toyo Seikan Group Holdings Ltd.	891,698	13,329
Nippon Electric Glass Co. Ltd.	451,851	13,175
Kyowa Exeo Corp.	490,779	13,115

Developed Markets Index Fund

	K's Holdings Corp.	935,310	12,959
	Kakaku.com Inc.	733,139	12,936
	Kamigumi Co. Ltd.	576,895	12,926
	Tsumura & Co.	368,737	12,830
	Hitachi Metals Ltd.	1,086,434	12,782
	Welcia Holdings Co. Ltd.	278,972	12,628
	Hachijuni Bank Ltd.	2,305,753	12,544
	Ito En Ltd.	315,509	12,400
	Zenkoku Hosho Co. Ltd.	281,540	12,371
	Hiroshima Bank Ltd.	1,617,782	12,341
	NOK Corp.	629,069	12,333
	Hitachi Chemical Co. Ltd.	552,092	12,290
	Kinden Corp.	735,340	12,242
	Daiichikosho Co. Ltd.	231,186	12,156
	Taiyo Nippon Sanso Corp.	803,083	12,155
	Nippon Shokubai Co. Ltd.	175,059	12,076
	Tokuyama Corp.	377,996	12,023
	Sumitomo Forestry Co. Ltd.	741,399	11,924
	Ain Holdings Inc.	153,179	11,915
	Seven Bank Ltd.	3,703,138	11,898
	Capcom Co. Ltd.	512,648	11,885
	GS Yuasa Corp.	2,181,422	11,816
	Nihon Kohden Corp.	413,655	11,785
	Penta-Ocean Construction Co. Ltd.	1,595,145	11,774
^	Iyo Bank Ltd.	1,536,825	11,768
	Zeon Corp.	804,574	11,711
	Chugoku Bank Ltd.	973,618	11,706
	NOF Corp.	386,929	11,700
	Nippon Kayaku Co. Ltd.	940,618	11,698
	Shima Seiki Manufacturing Ltd.	167,418	11,696
	Cosmo Energy Holdings Co. Ltd.	359,185	11,546
^	MonotaRO Co. Ltd.	324,489	11,529
	Topcon Corp.	583,865	11,516
^	Zensho Holdings Co. Ltd.	503,191	11,508
	Miraca Holdings Inc.	291,156	11,467
	TechnoPro Holdings Inc.	188,193	11,428
	Japan Steel Works Ltd.	347,173	11,390
	Sotetsu Holdings Inc.	427,476	11,382
	TS Tech Co. Ltd.	284,970	11,322
	Kaken Pharmaceutical Co. Ltd.	190,389	11,245
	Sugi Holdings Co. Ltd.	199,247	11,193
^	DeNA Co. Ltd.	610,316	11,179
	Itochu Techno-Solutions Corp.	535,262	11,040
	Glory Ltd.	305,890	10,955
	Takara Holdings Inc.	978,141	10,953
	Aica Kogyo Co. Ltd.	295,555	10,883
	Nishi-Nippon Railroad Co. Ltd.	416,308	10,850
*,^	Kawasaki Kisen Kaisha Ltd.	463,953	10,825
	Citizen Watch Co. Ltd.	1,527,286	10,769
	Leopalace21 Corp.	1,314,189	10,752
	Kyushu Financial Group Inc.	2,138,326	10,691
	Nagase & Co. Ltd.	621,289	10,576
	Kyudenko Corp.	214,949	10,556
	DMG Mori Co. Ltd.	554,306	10,428
	Nippon Gas Co. Ltd.	218,147	10,422
	Maruichi Steel Tube Ltd.	343,174	10,419
	Shikoku Electric Power Co. Inc.	862,324	10,386
	Taiyo Yuden Co. Ltd.	611,841	10,284

Developed Markets Index Fund

	Japan Airport Terminal Co. Ltd.	262,951	10,243
	Fujikura Ltd.	1,510,773	10,189
	Nishi-Nippon Financial Holdings Inc.	854,304	10,144
	Sapporo Holdings Ltd.	346,362	10,144
	Morinaga & Co. Ltd.	228,802	10,124
	Amano Corp.	378,085	10,120
	SCSK Corp.	232,900	10,115
	Nisshinbo Holdings Inc.	740,400	10,027
	Open House Co. Ltd.	162,424	10,020
	Sankyo Co. Ltd.	286,608	10,002
	ADEKA Corp.	556,977	9,972
	Aoyama Trading Co. Ltd.	251,665	9,891
	Rengo Co. Ltd.	1,143,598	9,882
	Hokuhoku Financial Group Inc.	718,262	9,877
	Daido Steel Co. Ltd.	193,147	9,853
	Nipro Corp.	670,823	9,844
	NHK Spring Co. Ltd.	915,305	9,836
^	Nippon Paper Industries Co. Ltd.	531,713	9,830
	NTN Corp.	2,342,542	9,817
	Japan Lifeline Co. Ltd.	342,543	9,814
	Toyo Tire & Rubber Co. Ltd.	569,141	9,779
	PALTAC Corp.	179,070	9,763
	OKUMA Corp.	165,725	9,745
	ABC-Mart Inc.	147,907	9,725
	Cosmos Pharmaceutical Corp.	47,549	9,711
	Tadano Ltd.	637,068	9,642
	Toyoda Gosei Co. Ltd.	417,735	9,636
	SG Holdings Co. Ltd.	436,353	9,559
	Anritsu Corp.	777,739	9,519
	OSG Corp.	417,644	9,515
	Wacoal Holdings Corp.	328,238	9,514
	Toyobo Co. Ltd.	480,074	9,469
*,^	Acom Co. Ltd.	2,090,387	9,395
	77 Bank Ltd.	390,101	9,326
	Sumitomo Osaka Cement Co. Ltd.	2,108,298	9,312
	SHO-BOND Holdings Co. Ltd.	124,623	9,312
	Toda Corp.	1,283,800	9,303
	Kokuyo Co. Ltd.	474,520	9,268
	Dowa Holdings Co. Ltd.	256,321	9,176
	Sawai Pharmaceutical Co. Ltd.	208,398	9,174
	Fuji Seal International Inc.	227,662	9,133
	Morinaga Milk Industry Co. Ltd.	224,419	9,128
	Ushio Inc.	667,375	8,958
	Nihon Parkerizing Co. Ltd.	542,355	8,909
	Fuji Machine Manufacturing Co. Ltd.	444,706	8,808
	Tokyo Seimitsu Co. Ltd.	214,866	8,776
	Ibiden Co. Ltd.	592,156	8,771
	H2O Retailing Corp.	470,064	8,713
	Hanwa Co. Ltd.	207,321	8,654
	GMO Payment Gateway Inc.	87,519	8,605
	Tokai Tokyo Financial Holdings Inc.	1,232,415	8,543
	Maeda Corp.	731,184	8,528
*	LINE Corp.	217,567	8,496
	Nippon Light Metal Holdings Co. Ltd.	3,244,211	8,478
	Japan Post Insurance Co. Ltd.	355,889	8,447
	Ship Healthcare Holdings Inc.	235,663	8,378
	Iwatani Corp.	221,815	8,202
	Kenedix Inc.	1,316,506	8,183

Developed Markets Index Fund

	Toagosei Co. Ltd.	692,503	8,181
*,^	Hokuriku Electric Power Co.	931,369	8,137
	Okumura Corp.	206,797	8,071
	Jafco Co. Ltd.	171,460	8,011
	Mitsubishi Logistics Corp.	380,759	7,999
	Tokyo Ohka Kogyo Co. Ltd.	220,537	7,989
	Fukuyama Transporting Co. Ltd.	180,400	7,934
	FP Corp.	121,492	7,869
	Daishi Bank Ltd.	175,389	7,854
	Nichias Corp.	606,711	7,798
^	Shochiku Co. Ltd.	54,857	7,789
^	Chiyoda Corp.	827,014	7,737
	Lintec Corp.	268,269	7,731
	Ariake Japan Co. Ltd.	96,173	7,729
	Meitec Corp.	140,251	7,703
	Resorttrust Inc.	361,963	7,679
	Outsourcing Inc.	435,748	7,628
	Nihon Unisys Ltd.	350,115	7,606
	Sumitomo Bakelite Co. Ltd.	861,287	7,602
	Shimachu Co. Ltd.	237,044	7,555
	Lasertec Corp.	207,078	7,541
	Hazama Ando Corp.	989,691	7,532
	Nikkon Holdings Co. Ltd.	283,339	7,506
	Pilot Corp.	133,072	7,460
	Fuji Oil Holdings Inc.	241,882	7,361
^	GMO Internet Inc.	338,484	7,327
	San-In Godo Bank Ltd.	816,939	7,311
	Nippon Suisan Kaisha Ltd.	1,398,984	7,277
	Tsubakimoto Chain Co.	878,049	7,209
	Fancl Corp.	194,242	7,182
	Fuyo General Lease Co. Ltd.	104,441	7,156
	Nishimatsu Construction Co. Ltd.	283,892	7,086
	Shiga Bank Ltd.	1,371,905	6,995
	cocokara fine Inc.	99,860	6,944
	Awa Bank Ltd.	1,060,427	6,925
	Mandom Corp.	196,706	6,902
	Toyota Boshoku Corp.	331,886	6,895
^	Colowide Co. Ltd.	298,225	6,883
	NTT Urban Development Corp.	561,570	6,852
	Kureha Corp.	103,460	6,841
	V Technology Co. Ltd.	23,568	6,830
	Yoshinoya Holdings Co. Ltd.	337,421	6,791
	Canon Marketing Japan Inc.	249,818	6,764
	Sangetsu Corp.	320,430	6,635
	Iriso Electronics Co. Ltd.	108,415	6,633
	Toyo Ink SC Holdings Co. Ltd.	1,057,414	6,626
	Kandenko Co. Ltd.	573,865	6,598
	NET One Systems Co. Ltd.	449,250	6,591
	GungHo Online Entertainment Inc.	1,988,796	6,573
	Mitsui Engineering & Shipbuilding Co. Ltd.	397,079	6,530
	Hitachi Transport System Ltd.	232,669	6,516
	CKD Corp.	298,897	6,490
	Topre Corp.	221,265	6,476
	Toho Holdings Co. Ltd.	271,492	6,460
	Autobacs Seven Co. Ltd.	340,655	6,388
	Takasago Thermal Engineering Co. Ltd.	339,299	6,291
	HIS Co. Ltd.	171,934	6,274
	Itoham Yonekyu Holdings Inc.	716,742	6,237

Developed Markets Index Fund

Maeda Road Construction Co. Ltd.	307,904	6,203
Hokkaido Electric Power Co. Inc.	934,537	6,193
TOKAI Holdings Corp.	615,787	6,184
Kusuri no Aoki Holdings Co. Ltd.	84,536	6,118
Yaoko Co. Ltd.	113,478	6,116
Nippo Corp.	270,388	6,110
Noevir Holdings Co. Ltd.	82,056	6,100
Oki Electric Industry Co. Ltd.	459,623	6,075
^ Kyoritsu Maintenance Co. Ltd.	127,393	6,073
Kumagai Gumi Co. Ltd.	193,365	6,069
Megmilk Snow Brand Co. Ltd.	220,367	6,013
Okamura Corp.	439,701	6,009
Maruha Nichiro Corp.	189,650	6,001
Digital Garage Inc.	179,741	5,956
Nachi-Fujikoshi Corp.	976,572	5,928
Sakata Seed Corp.	168,550	5,909
^ Sanrio Co. Ltd.	323,324	5,860
Kanematsu Corp.	434,469	5,853
Inaba Denki Sangyo Co. Ltd.	132,841	5,846
Joyful Honda Co. Ltd.	163,098	5,830
Ci:z Holdings Co. Ltd.	115,467	5,775
Goldwin Inc.	95,084	5,772
Duskin Co. Ltd.	231,697	5,768
Keiyo Bank Ltd.	1,273,410	5,749
Musashino Bank Ltd.	178,737	5,747
SMS Co. Ltd.	134,066	5,739
^ Heiwa Corp.	290,485	5,720
Daiseki Co. Ltd.	204,368	5,700
Hitachi Capital Corp.	225,046	5,676
Round One Corp.	354,509	5,642
Nichiha Corp.	149,165	5,637
Kiyo Bank Ltd.	349,019	5,623
^ Infomart Corp.	554,923	5,622
Ogaki Kyoritsu Bank Ltd.	218,071	5,550
San-A Co. Ltd.	95,572	5,519
^ Daio Paper Corp.	390,885	5,494
Kotobuki Spirits Co. Ltd.	103,348	5,487
^ Nissha Co. Ltd.	203,568	5,444
Fujitec Co. Ltd.	406,743	5,418
Tsubaki Nakashima Co. Ltd.	209,809	5,415
Mitsubishi Pencil Co. Ltd.	239,087	5,413
Onward Holdings Co. Ltd.	619,762	5,404
KH Neochem Co. Ltd.	185,681	5,398
Senshu Ikeda Holdings Inc.	1,410,170	5,387
Tokai Rika Co. Ltd.	262,129	5,379
Valor Holdings Co. Ltd.	197,805	5,374
* Aiful Corp.	1,597,041	5,343
Paramount Bed Holdings Co. Ltd.	104,936	5,322
Trusco Nakayama Corp.	214,953	5,314
Hyakugo Bank Ltd.	1,101,495	5,305
Okinawa Electric Power Co. Inc.	188,428	5,303
Ai Holdings Corp.	188,467	5,281
United Arrows Ltd.	138,731	5,263
Juroku Bank Ltd.	194,882	5,257
Makino Milling Machine Co. Ltd.	554,275	5,253
FCC Co. Ltd.	185,668	5,239
Hokkoku Bank Ltd.	131,531	5,222
DCM Holdings Co. Ltd.	513,140	5,216

Developed Markets Index Fund

Fujitsu General Ltd.	290,551	5,207
Gunze Ltd.	90,613	5,198
Yamato Kogyo Co. Ltd.	188,299	5,196
North Pacific Bank Ltd.	1,519,310	5,120
Takara Bio Inc.	249,942	5,090
Okasan Securities Group Inc.	846,551	5,062
Tomy Co. Ltd.	494,844	5,029
^ Sushiro Global Holdings Ltd.	102,079	5,016
Sumitomo Mitsui Construction Co. Ltd.	833,009	4,979
Koei Tecmo Holdings Co. Ltd.	257,962	4,968
Central Glass Co. Ltd.	214,641	4,960
Taikisha Ltd.	151,055	4,958
Exedy Corp.	156,481	4,950
Matsui Securities Co. Ltd.	546,744	4,939
NS Solutions Corp.	171,347	4,929
Bank of Okinawa Ltd.	115,093	4,926
Nanto Bank Ltd.	179,907	4,903
^ Ichigo Inc.	1,098,699	4,898
KYB Corp.	103,749	4,880
Mochida Pharmaceutical Co. Ltd.	68,631	4,874
^ Orient Corp.	3,044,322	4,854
Kanamoto Co. Ltd.	142,908	4,837
Hogy Medical Co. Ltd.	119,746	4,829
Eizo Corp.	103,228	4,804
Arcs Co. Ltd.	197,253	4,803
Mirait Holdings Corp.	298,233	4,785
Ryosan Co. Ltd.	131,664	4,769
Nippon Television Holdings Inc.	271,298	4,757
Daikyonishikawa Corp.	289,778	4,757
Keihin Corp.	230,727	4,751
Seiren Co. Ltd.	254,908	4,739
Hyakujushi Bank Ltd.	1,391,306	4,729
Hokuetsu Kishu Paper Co. Ltd.	727,689	4,726
Tokyo Dome Corp.	494,946	4,697
Kissei Pharmaceutical Co. Ltd.	171,160	4,650
Totetsu Kogyo Co. Ltd.	148,282	4,644
ZERIA Pharmaceutical Co. Ltd.	229,784	4,640
KYORIN Holdings Inc.	245,855	4,638
Unipres Corp.	204,454	4,626
Justsystems Corp.	189,479	4,609
Showa Corp.	268,700	4,609
Milbon Co. Ltd.	102,900	4,584
Benefit One Inc.	164,424	4,558
San-Ai Oil Co. Ltd.	302,581	4,493
Fuji Soft Inc.	112,091	4,478
Takuma Co. Ltd.	403,613	4,462
EDION Corp.	385,653	4,459
Starts Corp. Inc.	162,824	4,458
Sanken Electric Co. Ltd.	602,706	4,457
Takara Standard Co. Ltd.	262,502	4,451
Toshiba Plant Systems & Services Corp.	203,228	4,450
^ JINS Inc.	80,463	4,444
Nomura Co. Ltd.	205,975	4,440
Senko Group Holdings Co. Ltd.	566,575	4,435
Hitachi Zosen Corp.	849,679	4,400
Nippon Seiki Co. Ltd.	239,588	4,379
IBJ Leasing Co. Ltd.	155,265	4,376
Maxell Holdings Ltd.	226,758	4,362

Developed Markets Index Fund

	Mani Inc.	110,005	4,342
	Fuji Media Holdings Inc.	254,921	4,328
^	Hirata Corp.	47,305	4,325
	Prima Meat Packers Ltd.	757,775	4,282
	Nippon Flour Mills Co. Ltd.	274,002	4,277
	Financial Products Group Co. Ltd.	326,324	4,255
	Daiwabo Holdings Co. Ltd.	97,834	4,244
	Toshiba Machine Co. Ltd.	611,684	4,240
	Nojima Corp.	175,260	4,229
	Toridoll Holdings Corp.	114,165	4,219
^	Atom Corp.	464,519	4,191
	As One Corp.	64,636	4,188
	JCR Pharmaceuticals Co. Ltd.	76,300	4,185
	Tokyu Construction Co. Ltd.	382,264	4,148
	Koshidaka Holdings Co. Ltd.	59,639	4,147
	TPR Co. Ltd.	144,490	4,142
^	Siix Corp.	192,174	4,138
	Nippon Steel & Sumikin Bussan Corp.	73,888	4,107
	Daihen Corp.	534,039	4,097
	Yodogawa Steel Works Ltd.	153,086	4,091
	Kato Sangyo Co. Ltd.	116,657	4,090
	Nippon Soda Co. Ltd.	715,995	4,082
	Tokyo Steel Manufacturing Co. Ltd.	504,179	4,080
	NSD Co. Ltd.	199,913	4,066
	Nitta Corp.	108,147	4,063
	Morita Holdings Corp.	213,747	4,059
	Eiken Chemical Co. Ltd.	161,000	4,057
	Takeuchi Manufacturing Co. Ltd.	181,593	4,023
	Komeri Co. Ltd.	149,031	4,022
	Kitz Corp.	465,519	4,013
	Tokyo Broadcasting System Holdings Inc.	187,458	3,992
	Optex Group Co. Ltd.	156,956	3,989
	Meidensha Corp.	1,037,143	3,986
*,^	Macromill Inc.	129,100	3,985
	Toho Bank Ltd.	1,031,600	3,982
	Okamoto Industries Inc.	394,821	3,981
	Futaba Corp.	191,260	3,951
	S Foods Inc.	94,872	3,948
	Taiyo Holdings Co. Ltd.	91,700	3,943
	Yamagata Bank Ltd.	174,000	3,939
	Zenrin Co. Ltd.	186,358	3,925
^	MOS Food Services Inc.	132,086	3,925
	Alpine Electronics Inc.	207,319	3,925
	Sato Holdings Corp.	121,628	3,922
	Token Corp.	38,986	3,921
	Hosiden Corp.	311,813	3,911
	Toei Co. Ltd.	36,600	3,909
	Royal Holdings Co. Ltd.	144,038	3,908
	Shibuya Corp.	108,991	3,900
	Saizeriya Co. Ltd.	136,751	3,875
	Systena Corp.	95,193	3,853
	Musashi Seimitsu Industry Co. Ltd.	113,600	3,853
	Toshiba TEC Corp.	648,708	3,848
	Descente Ltd.	240,100	3,841
*	Nippon Sheet Glass Co. Ltd.	480,549	3,837
	Heiwado Co. Ltd.	157,500	3,826
	Japan Material Co. Ltd.	302,529	3,824
	Jeol Ltd.	413,000	3,813

Developed Markets Index Fund

	Sumitomo Warehouse Co. Ltd.	570,727	3,800
	Seikagaku Corp.	205,900	3,788
	Joshin Denki Co. Ltd.	100,500	3,788
	Ryobi Ltd.	142,617	3,779
^	Bank of Nagoya Ltd.	99,800	3,775
	Bank of Iwate Ltd.	93,300	3,772
	Nichicon Corp.	330,286	3,770
	Japan Petroleum Exploration Co. Ltd.	164,891	3,769
	Investors Cloud Co. Ltd.	169,500	3,757
	Asahi Holdings Inc.	201,900	3,753
	Idec Corp.	153,100	3,750
	Aida Engineering Ltd.	306,429	3,749
	DTS Corp.	107,700	3,749
	Wacom Co. Ltd.	754,228	3,730
^	UACJ Corp.	144,700	3,713
	Transcosmos Inc.	141,400	3,700
	Yamazen Corp.	356,751	3,700
^	Istyle Inc.	260,900	3,677
	Nippon Densetsu Kogyo Co. Ltd.	187,088	3,673
	Aeon Delight Co. Ltd.	100,800	3,647
	Kura Corp.	52,600	3,641
	Arata Corp.	63,800	3,631
	Chudenko Corp.	134,458	3,626
	Shinmaywa Industries Ltd.	440,600	3,623
	Sanyo Denki Co. Ltd.	46,600	3,622
	Obara Group Inc.	61,657	3,617
	Tocalo Co. Ltd.	295,600	3,614
	TOMONY Holdings Inc.	794,214	3,605
	EPS Holdings Inc.	175,200	3,587
	Nissan Shatai Co. Ltd.	343,065	3,582
	Heiwa Real Estate Co. Ltd.	184,500	3,581
	Nagaileben Co. Ltd.	128,900	3,577
	Seiko Holdings Corp.	149,703	3,576
	Funai Soken Holdings Inc.	166,210	3,567
	YA-MAN Ltd.	148,556	3,560
	Nissin Kogyo Co. Ltd.	204,772	3,554
	Earth Chemical Co. Ltd.	67,500	3,548
*,^	Japan Display Inc.	1,901,066	3,546
^	ASKUL Corp.	106,000	3,544
	Japan Wool Textile Co. Ltd.	362,000	3,539
	Yokogawa Bridge Holdings Corp.	164,605	3,539
	Kohnan Shoji Co. Ltd.	146,400	3,535
	Kintetsu World Express Inc.	189,748	3,531
	Nisshin Oillio Group Ltd.	126,200	3,519
	Japan Aviation Electronics Industry Ltd.	245,508	3,493
	Dip Corp.	110,000	3,485
	Inabata & Co. Ltd.	229,800	3,467
	Yamanashi Chuo Bank Ltd.	836,000	3,466
	Showa Sangyo Co. Ltd.	133,700	3,458
	Piolax Inc.	130,400	3,441
	Star Micronics Co. Ltd.	185,600	3,437
	Kameda Seika Co. Ltd.	70,800	3,431
^	Ichibanya Co. Ltd.	82,700	3,414
	Tokyo TY Financial Group Inc.	141,700	3,410
*,^	euglena Co. Ltd.	346,200	3,399
	Furukawa Co. Ltd.	181,121	3,396
	Toho Zinc Co. Ltd.	72,206	3,387
	Chiyoda Co. Ltd.	135,500	3,382

Developed Markets Index Fund

	Sakata INX Corp.	227,559	3,377
	TSI Holdings Co. Ltd.	462,500	3,367
	Monex Group Inc.	1,033,700	3,343
	Noritz Corp.	184,200	3,340
	Nichi-iko Pharmaceutical Co. Ltd.	214,000	3,337
	Maruwa Co. Ltd.	42,260	3,331
	Kurabo Industries Ltd.	1,064,000	3,330
	Doutor Nichires Holdings Co. Ltd.	140,100	3,326
	Saibu Gas Co. Ltd.	126,900	3,323
	Tsugami Corp.	259,000	3,309
	KOMEDA Holdings Co. Ltd.	174,500	3,292
	Menicon Co. Ltd.	129,400	3,284
	Hiday Hidaka Corp.	131,193	3,284
^	Zojirushi Corp.	223,300	3,280
	TKC Corp.	79,900	3,270
^	Megachips Corp.	93,400	3,264
	Nikkiso Co. Ltd.	308,300	3,247
^	Anicom Holdings Inc.	78,400	3,246
	Oiles Corp.	150,100	3,227
	Nitto Boseki Co. Ltd.	150,300	3,218
	AOKI Holdings Inc.	210,300	3,214
^	Fuji Kyuko Co. Ltd.	122,700	3,213
^	Aomori Bank Ltd.	103,900	3,192
*,^	Pepper Food Service Co. Ltd.	68,903	3,184
	Pacific Industrial Co. Ltd.	238,300	3,172
	Tamura Corp.	416,100	3,168
	United Super Markets Holdings Inc.	294,000	3,164
^	Kisoji Co. Ltd.	121,200	3,153
	NEC Networks & System Integration Corp.	121,100	3,142
^	Ichikoh Industries Ltd.	289,400	3,139
	Mitsui Sugar Co. Ltd.	81,600	3,137
	Tosho Co. Ltd.	81,000	3,132
	Daikyo Inc.	154,357	3,127
	Komori Corp.	245,100	3,120
	Jaccs Co. Ltd.	140,500	3,115
	Belluna Co. Ltd.	263,000	3,102
	Sanyo Special Steel Co. Ltd.	122,300	3,099
	Koa Corp.	148,500	3,086
	Nippon Signal Company Ltd.	326,600	3,082
	DyDo Group Holdings Inc.	48,800	3,081
	Kumiai Chemical Industry Co. Ltd.	515,904	3,080
	Noritake Co. Ltd.	71,200	3,073
	Create SD Holdings Co. Ltd.	117,300	3,069
	Bank of the Ryukyus Ltd.	198,200	3,060
	BML Inc.	117,600	3,058
	Nishimatsuya Chain Co. Ltd.	269,700	3,056
	Unizo Holdings Co. Ltd.	124,500	3,054
	Sekisui Jushi Corp.	140,800	3,053
	Towa Pharmaceutical Co. Ltd.	47,600	3,041
	Chugoku Marine Paints Ltd.	307,000	3,036
	Foster Electric Co. Ltd.	123,700	3,032
	Create Restaurants Holdings Inc.	251,800	3,014
	DA Consortium Holdings Inc.	129,100	3,012
	Daibiru Corp.	256,400	3,004
	Axial Retailing Inc.	78,400	3,000
	Matsuya Co. Ltd.	212,700	2,997
	Fujimori Kogyo Co. Ltd.	84,100	2,990
	Marudai Food Co. Ltd.	622,000	2,967

Developed Markets Index Fund

Adastria Co. Ltd.	143,900	2,962
Internet Initiative Japan Inc.	142,900	2,946
T-Gaia Corp.	104,700	2,941
^ Macnica Fuji Electronics Holdings Inc.	162,801	2,936
Asahi Diamond Industrial Co. Ltd.	277,200	2,920
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	70,100	2,918
Oita Bank Ltd.	78,000	2,916
JCU Corp.	123,000	2,911
Tokyotokeiba Co. Ltd.	77,300	2,908
Hamakyorex Co. Ltd.	86,000	2,895
Miroku Jyoho Service Co. Ltd.	98,900	2,888
Press Kogyo Co. Ltd.	483,100	2,883
Vector Inc.	124,400	2,879
Nissei ASB Machine Co. Ltd.	41,400	2,877
^ Link And Motivation Inc.	235,300	2,852
Yuasa Trading Co. Ltd.	86,500	2,848
Bunka Shutter Co. Ltd.	289,300	2,839
^ Ringer Hut Co. Ltd.	121,200	2,838
Shizuoka Gas Co. Ltd.	313,800	2,838
SKY Perfect JSAT Holdings Inc.	632,567	2,837
Gree Inc.	490,153	2,833
^ J Trust Co. Ltd.	429,886	2,829
Shikoku Chemicals Corp.	190,400	2,825
* M&A Capital Partners Co. Ltd.	33,100	2,824
Chubu Shiryo Co. Ltd.	139,900	2,823
Marusan Securities Co. Ltd.	294,100	2,823
Nisshin Steel Co. Ltd.	240,491	2,821
Mizuno Corp.	93,300	2,817
Japan Securities Finance Co. Ltd.	454,200	2,810
^ Sodick Co. Ltd.	213,600	2,804
Doshisha Co. Ltd.	121,900	2,792
Nippon Thompson Co. Ltd.	342,000	2,782
Belc Co. Ltd.	47,800	2,777
Konoike Transport Co. Ltd.	159,000	2,752
Tsukishima Kikai Co. Ltd.	192,200	2,732
Life Corp.	97,500	2,730
FULLCAST Holdings Co. Ltd.	110,498	2,723
Max Co. Ltd.	211,000	2,713
Tachi-S Co. Ltd.	150,800	2,703
LIFULL Co. Ltd.	303,755	2,688
Raito Kogyo Co. Ltd.	254,300	2,687
Daiho Corp.	469,000	2,680
Nippon Carbon Co. Ltd.	54,099	2,676
Prestige International Inc.	218,200	2,674
Ohsho Food Service Corp.	54,500	2,672
Nippon Ceramic Co. Ltd.	97,400	2,669
Topy Industries Ltd.	92,300	2,660
Fukui Bank Ltd.	119,400	2,642
Shoei Foods Corp.	68,700	2,639
Chofu Seisakusho Co. Ltd.	108,600	2,638
Sogo Medical Co. Ltd.	93,200	2,632
^ Osaka Soda Co. Ltd.	99,400	2,628
Modec Inc.	105,400	2,622
Sanyo Chemical Industries Ltd.	55,700	2,619
Bell System24 Holdings Inc.	179,700	2,617
Shikoku Bank Ltd.	183,200	2,614
Shindengen Electric Manufacturing Co. Ltd.	40,000	2,610
Nishio Rent All Co. Ltd.	83,300	2,603

Developed Markets Index Fund

^	Noritsu Koki Co. Ltd.	111,400	2,582
	Nohmi Bosai Ltd.	119,700	2,580
	Monogatari Corp.	25,384	2,575
	Sintokogio Ltd.	245,200	2,572
^	OBIC Business Consultants Co. Ltd.	40,400	2,565
	kabu.com Securities Co. Ltd.	735,100	2,559
	Dexerials Corp.	247,200	2,557
	TV Asahi Holdings Corp.	115,930	2,556
	Relia Inc.	209,900	2,554
	Futaba Industrial Co. Ltd.	301,800	2,554
	Shinko Electric Industries Co. Ltd.	345,869	2,552
*	Shoei Co. Ltd.	65,800	2,547
	Fujicco Co. Ltd.	112,700	2,544
^	KLab Inc.	154,300	2,541
*	Retail Partners Co. Ltd.	177,300	2,528
	Kenko Mayonnaise Co. Ltd.	74,700	2,517
	Sanshin Electronics Co. Ltd.	127,400	2,517
	Elecom Co. Ltd.	105,100	2,514
	Wakita & Co. Ltd.	226,500	2,511
*,^	Pioneer Corp.	1,523,900	2,510
	Fuso Chemical Co. Ltd.	97,500	2,508
	Fukushima Industries Corp.	57,500	2,505
	Toppan Forms Co. Ltd.	224,591	2,497
	Eagle Industry Co. Ltd.	143,000	2,476
	Sanki Engineering Co. Ltd.	219,400	2,476
	Bando Chemical Industries Ltd.	214,200	2,475
	Miyazaki Bank Ltd.	78,600	2,473
	Kaga Electronics Co. Ltd.	94,300	2,437
	Towa Bank Ltd.	181,200	2,434
	Hokuetsu Bank Ltd.	109,400	2,430
^	Sakai Moving Service Co. Ltd.	46,400	2,428
	ESPEC Corp.	103,200	2,421
	Tayca Corp.	92,700	2,421
	Xebio Holdings Co. Ltd.	121,700	2,417
	Riken Corp.	43,000	2,414
	JVC Kenwood Corp.	732,000	2,414
	Kanto Denka Kogyo Co. Ltd.	233,800	2,412
	Plenus Co. Ltd.	123,500	2,412
	Mitsuba Corp.	187,600	2,404
	Mitsuboshi Belting Ltd.	214,000	2,400
	Kadokawa Dwango Corp.	230,300	2,392
	Toyo Tanso Co. Ltd.	75,700	2,391
	Geo Holdings Corp.	149,400	2,374
	Pressance Corp.	157,100	2,367
	Qol Co. Ltd.	119,500	2,366
	NichiiGakkan Co. Ltd.	208,500	2,360
	TOC Co. Ltd.	283,100	2,353
	Aichi Steel Corp.	57,100	2,348
	Yondoshi Holdings Inc.	90,500	2,343
	Trancom Co. Ltd.	33,600	2,332
	Sumitomo Seika Chemicals Co. Ltd.	48,400	2,329
	Pack Corp.	62,300	2,328
	Fujimi Inc.	106,800	2,319
	LIXIL VIVA Corp.	117,700	2,318
^	Sinfonia Technology Co. Ltd.	669,000	2,317
	Hosokawa Micron Corp.	33,500	2,316
	Riso Kagaku Corp.	124,500	2,314
^	LEC Inc.	62,500	2,308

Developed Markets Index Fund

	Daido Metal Co. Ltd.	198,600	2,307
	Fuji Co. Ltd.	106,900	2,301
*,^	Kitanotatsujin Corp.	313,500	2,293
	Nippon Koei Co. Ltd.	74,500	2,290
	Aichi Bank Ltd.	44,700	2,284
	Japan Pulp & Paper Co. Ltd.	55,300	2,279
	VT Holdings Co. Ltd.	440,000	2,276
	Nippon Yakin Kogyo Co. Ltd.	828,800	2,268
	YAMABIKO Corp.	171,900	2,266
	Nippon Valqua Industries Ltd.	81,100	2,256
	Iino Kaiun Kaisha Ltd.	473,900	2,253
	Ricoh Leasing Co. Ltd.	68,000	2,251
*	Ishihara Sangyo Kaisha Ltd.	185,400	2,249
	Akita Bank Ltd.	83,000	2,244
	Kyokuto Kaihatsu Kogyo Co. Ltd.	151,000	2,237
^	Takamatsu Construction Group Co. Ltd.	78,100	2,236
	Avex Inc.	157,500	2,235
	Teikoku Sen-I Co. Ltd.	115,800	2,233
	Alconix Corp.	112,240	2,233
	St. Marc Holdings Co. Ltd.	76,200	2,225
	G-Tekt Corp.	113,200	2,198
	Daito Pharmaceutical Co. Ltd.	60,600	2,197
	Juki Corp.	155,600	2,194
	Nichiban Co. Ltd.	67,200	2,192
	Takasago International Corp.	74,200	2,188
	Yellow Hat Ltd.	73,000	2,186
	Rheon Automatic Machinery Co. Ltd.	108,723	2,183
	Itochu Enex Co. Ltd.	229,900	2,175
	T Hasegawa Co. Ltd.	113,700	2,173
	Computer Engineering & Consulting Ltd.	64,900	2,173
	Nissin Electric Co. Ltd.	231,900	2,170
*,^	Pacific Metals Co. Ltd.	71,999	2,165
	Hokuto Corp.	112,300	2,156
	Rock Field Co. Ltd.	102,400	2,133
	Tochigi Bank Ltd.	550,000	2,125
	Solasto Corp.	78,000	2,123
	Eighteenth Bank Ltd.	811,000	2,115
	Tanseisha Co. Ltd.	172,900	2,109
^	COLOPL Inc.	236,285	2,106
	Konishi Co. Ltd.	130,800	2,099
	Sanyo Electric Railway Co. Ltd.	83,800	2,086
	Sumitomo Riko Co. Ltd.	206,700	2,084
	Arcland Sakamoto Co. Ltd.	128,700	2,083
^	Yakuodo Co. Ltd.	55,100	2,079
^	Pasona Group Inc.	96,000	2,076
	MCJ Co. Ltd.	159,800	2,075
	Nitto Kogyo Corp.	133,600	2,067
	Broadleaf Co. Ltd.	417,800	2,063
	Tonami Holdings Co. Ltd.	33,600	2,061
	Ehime Bank Ltd.	171,700	2,056
	Toa Corp.	97,700	2,055
	Canon Electronics Inc.	92,400	2,046
	Sakai Chemical Industry Co. Ltd.	79,000	2,042
	Giken Ltd.	71,300	2,025
	Fujibo Holdings Inc.	56,100	2,023
	Ichiyoshi Securities Co. Ltd.	175,300	2,022
	Inageya Co. Ltd.	120,300	2,022
	Neturen Co. Ltd.	196,500	2,021

Developed Markets Index Fund

	Tsurumi Manufacturing Co. Ltd.	110,000	2,002
	IDOM Inc.	282,200	2,000
	Mitsubishi Shokuhin Co. Ltd.	69,400	1,994
	Tachibana Eletech Co. Ltd.	99,500	1,994
	Taihei Dengyo Kaisha Ltd.	78,100	1,986
	Tsukui Corp.	255,300	1,986
*	Nextage Co. Ltd.	170,300	1,974
	Toho Titanium Co. Ltd.	173,500	1,959
	Tekken Corp.	67,400	1,955
^	Yamashin-Filter Corp.	151,026	1,950
	Sankyo Tateyama Inc.	130,800	1,949
^	OSAKA Titanium Technologies Co. Ltd.	101,800	1,949
^	Micronics Japan Co. Ltd.	186,200	1,948
	Shin-Etsu Polymer Co. Ltd.	182,100	1,939
	Tamron Co. Ltd.	93,100	1,936
	Alpen Co. Ltd.	85,900	1,929
*	Mitsui-Soko Holdings Co. Ltd.	599,000	1,927
	Shinko Plantech Co. Ltd.	210,300	1,926
	Okabe Co. Ltd.	207,200	1,921
	Nippon Chemi-Con Corp.	81,200	1,919
	Yokohama Reito Co. Ltd.	194,700	1,917
^	Mitsui High-Tec Inc.	128,000	1,912
	Yushin Precision Equipment Co. Ltd.	118,200	1,903
	Riken Keiki Co. Ltd.	86,400	1,903
	Gurunavi Inc.	137,300	1,902
^	Starzen Co. Ltd.	38,000	1,886
^	CMK Corp.	241,600	1,879
	Tokai Corp.	90,200	1,874
^	Digital Arts Inc.	48,600	1,857
^	Kyoei Steel Ltd.	108,100	1,856
	Aisan Industry Co. Ltd.	172,200	1,854
	Dai Nippon Toryo Co. Ltd.	124,200	1,849
	Komatsu Seiren Co. Ltd.	174,200	1,848
	Fuji Pharma Co. Ltd.	40,200	1,845
	JAC Recruitment Co. Ltd.	85,900	1,830
	Takara Leben Co. Ltd.	423,300	1,828
	UKC Holdings Corp.	88,200	1,824
	Hibiya Engineering Ltd.	97,800	1,822
	Denki Kogyo Co. Ltd.	60,400	1,821
^	W-Scope Corp.	131,700	1,816
^	PIA Corp.	35,200	1,810
^	Nippon Denko Co. Ltd.	583,800	1,809
*,^	Sanden Holdings Corp.	128,300	1,806
	Tosei Corp.	148,600	1,797
	Enplas Corp.	54,500	1,795
^	JSP Corp.	58,300	1,792
	Intage Holdings Inc.	162,800	1,790
	CONEXIO Corp.	83,500	1,786
	METAWATER Co. Ltd.	56,700	1,782
	Key Coffee Inc.	89,600	1,780
	Maeda Kosen Co. Ltd.	108,000	1,770
	Vital KSK Holdings Inc.	178,100	1,763
	Toyo Kohan Co. Ltd.	260,700	1,763
^	Towa Corp.	129,642	1,762
	Goldcrest Co. Ltd.	82,600	1,761
	Nittetsu Mining Co. Ltd.	31,600	1,758
	Aeon Fantasy Co. Ltd.	35,400	1,753
*	World Holdings Co. Ltd.	40,100	1,751

Developed Markets Index Fund

	Tokushu Tokai Paper Co. Ltd.	45,500	1,747
	Wowow Inc.	54,400	1,746
	Clarion Co. Ltd.	571,000	1,743
*	Unitika Ltd.	278,400	1,742
	Arcland Service Holdings Co. Ltd.	77,400	1,741
	Anest Iwata Corp.	158,600	1,739
	ASKA Pharmaceutical Co. Ltd.	109,500	1,737
	Torii Pharmaceutical Co. Ltd.	65,200	1,730
	Nissei Build Kogyo Co. Ltd.	143,000	1,728
*,^	Medical Data Vision Co. Ltd.	39,500	1,723
	Mitsuuroko Group Holdings Co. Ltd.	226,900	1,720
	Union Tool Co.	48,200	1,715
	Warabeya Nichiyo Holdings Co. Ltd.	68,400	1,707
	Jimoto Holdings Inc.	954,300	1,705
	J-Oil Mills Inc.	50,000	1,701
	Keihanshin Building Co. Ltd.	201,900	1,699
^,3	Kansai Urban Banking Corp.	129,100	1,699
	Daiken Corp.	71,200	1,695
	Kanematsu Electronics Ltd.	59,500	1,691
*	Kintetsu Department Store Co. Ltd.	47,100	1,686
	Daiwa Industries Ltd.	138,900	1,682
	Kyokuyo Co. Ltd.	46,500	1,681
	Fukuda Corp.	27,000	1,675
	BRONCO BILLY Co. Ltd.	48,600	1,671
	FIDEA Holdings Co. Ltd.	905,100	1,667
	Achilles Corp.	80,500	1,663
3	Minato Bank Ltd.	84,100	1,660
	Nagatanien Holdings Co. Ltd.	120,000	1,650
	Oyo Corp.	116,800	1,649
	Maruzen Showa Unyu Co. Ltd.	336,000	1,644
	Kasai Kogyo Co. Ltd.	127,400	1,644
	Kyosan Electric Manufacturing Co. Ltd.	268,000	1,639
^	Maruwa Unyu Kikan Co. Ltd.	54,294	1,634
	Matsuya Foods Co. Ltd.	45,500	1,632
	Toyo Construction Co. Ltd.	356,800	1,629
	Ryoyo Electro Corp.	100,900	1,628
	Nitto Kohki Co. Ltd.	58,400	1,620
	Nihon Tokushu Toryo Co. Ltd.	83,400	1,616
	F@N Communications Inc.	240,400	1,615
	Meisei Industrial Co. Ltd.	237,100	1,615
	Sun Frontier Fudousan Co. Ltd.	145,200	1,605
	Cosel Co. Ltd.	116,400	1,597
	PAL GROUP Holdings Co. Ltd.	58,100	1,592
	Nippon Kanzai Co. Ltd.	80,300	1,586
	Katakura Industries Co. Ltd.	119,600	1,581
	Sinko Industries Ltd.	98,700	1,578
	Okuwa Co. Ltd.	151,000	1,575
	Kamei Corp.	114,100	1,572
	Kyokuto Securities Co. Ltd.	110,600	1,572
	Shinko Shoji Co. Ltd.	94,600	1,568
	Osaki Electric Co. Ltd.	212,700	1,567
*,^	Open Door Inc.	68,200	1,567
	Dai-Dan Co. Ltd.	70,000	1,563
	Information Services International-Dentsu Ltd.	57,600	1,559
	Yorozu Corp.	94,100	1,558
*	RS Technologies Co. Ltd.	24,200	1,557
	Itochu-Shokuhin Co. Ltd.	28,500	1,557
	Hioki EE Corp.	49,600	1,556

Developed Markets Index Fund

Nissin Corp.	58,800	1,555
WDB Holdings Co. Ltd.	42,328	1,548
Shinnihon Corp.	142,700	1,543
3 Daisan Bank Ltd.	96,500	1,541
Sekisui Plastics Co. Ltd.	137,600	1,539
Sumitomo Densetsu Co. Ltd.	76,800	1,537
Amuse Inc.	54,200	1,536
Riken Vitamin Co. Ltd.	39,300	1,533
Chiyoda Integre Co. Ltd.	64,200	1,525
* Kappa Create Co. Ltd.	124,700	1,519
Cawachi Ltd.	61,000	1,517
Bank of Saga Ltd.	68,500	1,510
Arakawa Chemical Industries Ltd.	84,900	1,506
KFC Holdings Japan Ltd.	79,920	1,503
Mimasu Semiconductor Industry Co. Ltd.	81,700	1,496
Trust Tech Inc.	45,540	1,495
Iseki & Co. Ltd.	74,600	1,493
Itoki Corp.	228,300	1,469
Chukyo Bank Ltd.	66,500	1,466
^ Tokyo Rope Manufacturing Co. Ltd.	73,600	1,463
Feed One Co. Ltd.	713,800	1,462
Tsukuba Bank Ltd.	435,900	1,454
^ Hodogaya Chemical Co. Ltd.	32,600	1,452
Denyo Co. Ltd.	80,800	1,451
Teikoku Electric Manufacturing Co. Ltd.	95,800	1,451
Nippon Road Co. Ltd.	29,200	1,442
Namura Shipbuilding Co. Ltd.	256,800	1,439
^ Onoken Co. Ltd.	81,600	1,434
Kanaden Corp.	105,800	1,426
Mitsubishi Logisnext Co. Ltd.	168,300	1,415
Kanagawa Chuo Kotsu Co. Ltd.	39,100	1,414
OSJB Holdings Corp.	510,700	1,396
Kato Works Co. Ltd.	61,200	1,389
^ Mie Kotsu Group Holdings Inc.	290,500	1,389
Tenma Corp.	72,300	1,388
Michinoku Bank Ltd.	84,100	1,387
Toa Corp.	112,100	1,386
Osaka Steel Co. Ltd.	67,300	1,379
Rokko Butter Co. Ltd.	63,600	1,377
Nihon Nohyaku Co. Ltd.	233,200	1,376
Shimizu Bank Ltd.	48,900	1,374
* Akatsuki Inc.	27,800	1,374
Daiichi Jitsugyo Co. Ltd.	47,400	1,372
Roland DG Corp.	59,800	1,370
CMIC Holdings Co. Ltd.	52,600	1,370
^ Stella Chemifa Corp.	45,400	1,369
Hochiki Corp.	73,300	1,362
ST Corp.	63,100	1,361
Icom Inc.	54,600	1,352
Fujiya Co. Ltd.	56,000	1,346
^ Marvelous Inc.	155,300	1,343
Daikokutenbussan Co. Ltd.	25,700	1,334
Nippon Parking Development Co. Ltd.	801,200	1,332
Kurimoto Ltd.	69,900	1,332
Sanyo Shokai Ltd.	61,400	1,327
Ines Corp.	125,500	1,322
^ Kobe Bussan Co. Ltd.	29,000	1,318
^ Sumida Corp.	103,067	1,317

Developed Markets Index Fund

*,^	Tokyo Base Co. Ltd.	93,500	1,304
	Seika Corp.	52,000	1,302
	Nichiden Corp.	66,300	1,300
	Studio Alice Co. Ltd.	52,600	1,280
	Nippon Beet Sugar Manufacturing Co. Ltd.	57,000	1,275
	SMK Corp.	309,000	1,274
	CI Takiron Corp.	195,000	1,274
3	Mie Bank Ltd.	57,700	1,273
	Ministop Co. Ltd.	61,600	1,268
	Toyo Kanetsu KK	44,000	1,267
	Yurtec Corp.	159,000	1,267
^	COOKPAD Inc.	226,400	1,266
	Mitsubishi Steel Manufacturing Co. Ltd.	55,500	1,266
	T RAD Co. Ltd.	34,000	1,253
	Fudo Tetra Corp.	700,700	1,250
	Kita-Nippon Bank Ltd.	44,300	1,250
	Japan Transcity Corp.	282,000	1,247
	Matsuda Sangyo Co. Ltd.	68,300	1,242
	Ryoden Corp.	74,000	1,234
	Tokyo Energy & Systems Inc.	109,600	1,231
	Uchida Yoko Co. Ltd.	45,100	1,220
^	Nihon Trim Co. Ltd.	23,400	1,217
^	WATAMI Co. Ltd.	92,700	1,215
^	Yonex Co. Ltd.	215,200	1,211
	CHIMNEY Co. Ltd.	43,300	1,205
	NDS Co. Ltd.	27,500	1,200
	Ateam Inc.	50,600	1,197
	Gakken Holdings Co. Ltd.	26,700	1,197
	Mars Engineering Corp.	51,500	1,196
*	Sanei Architecture Planning Co. Ltd.	56,300	1,195
	Melco Holdings Inc.	35,900	1,195
	Aiphone Co. Ltd.	69,600	1,185
	Chiba Kogyo Bank Ltd.	271,400	1,184
	Tatsuta Electric Wire and Cable Co. Ltd.	194,100	1,180
	Mito Securities Co. Ltd.	293,700	1,177
	Toyo Corp.	130,800	1,176
	Chori Co. Ltd.	61,700	1,175
	Parco Co. Ltd.	87,400	1,172
^	Sagami Chain Co. Ltd.	90,300	1,170
	Shinwa Co. Ltd.	55,300	1,167
	Meiko Network Japan Co. Ltd.	95,800	1,164
^	Torishima Pump Manufacturing Co. Ltd.	123,700	1,164
	Organo Corp.	38,000	1,159
^	Fujita Kanko Inc.	38,300	1,158
	Future Corp.	91,800	1,157
^	eRex Co. Ltd.	149,500	1,139
^	KAWADA TECHNOLOGIES Inc.	21,000	1,138
	Riken Technos Corp.	236,600	1,137
	Kyodo Printing Co. Ltd.	36,700	1,135
	Toyo Securities Co. Ltd.	407,000	1,127
^	Ohara Inc.	47,800	1,127
	SWCC Showa Holdings Co. Ltd.	126,200	1,124
	Halows Co. Ltd.	46,000	1,124
	Advan Co. Ltd.	121,600	1,120
	Nihon Chouzai Co. Ltd.	35,000	1,117
	K&O Energy Group Inc.	69,600	1,116
	Koatsu Gas Kogyo Co. Ltd.	131,000	1,113
^	Linical Co. Ltd.	56,600	1,112

Developed Markets Index Fund

	Taiho Kogyo Co. Ltd.	77,000	1,112
*,^	Toyo Engineering Corp.	116,300	1,110
	Mitsubishi Research Institute Inc.	34,600	1,109
^	Tokyo Individualized Educational Institute Inc.	104,100	1,109
	Okura Industrial Co. Ltd.	202,000	1,103
	Keiyo Co. Ltd.	209,900	1,099
^	Toho Co. Ltd.	49,000	1,095
	Fuso Pharmaceutical Industries Ltd.	40,700	1,091
	Toenec Corp.	36,600	1,091
	NS United Kaiun Kaisha Ltd.	54,200	1,086
*	Nippon Sharyo Ltd.	381,000	1,086
	Jamco Corp.	51,900	1,083
	SRA Holdings	37,600	1,080
^	Rorze Corp.	47,800	1,079
	ASAHI YUKIZAI Corp.	65,200	1,079
	Kitagawa Iron Works Co. Ltd.	41,600	1,078
	Hisaka Works Ltd.	109,800	1,076
	Pronexus Inc.	87,600	1,073
	Asunaro Aoki Construction Co. Ltd.	112,700	1,070
	Happinet Corp.	74,100	1,070
	Yushiro Chemical Industry Co. Ltd.	64,800	1,068
^	PC Depot Corp.	159,300	1,062
	Chugai Ro Co. Ltd.	38,000	1,060
^	Japan Cash Machine Co. Ltd.	96,800	1,053
^	Central Sports Co. Ltd.	28,930	1,051
*,^	U-Shin Ltd.	145,500	1,047
	Hokkan Holdings Ltd.	296,000	1,040
	GCA Corp.	121,500	1,033
	Aichi Corp.	151,900	1,031
	Tomoku Co. Ltd.	50,600	1,030
	Kansai Super Market Ltd.	96,700	1,019
	Elematec Corp.	41,700	1,013
*,^	Senshukai Co. Ltd.	188,800	1,011
	Sinanen Holdings Co. Ltd.	40,600	1,011
	Sac's Bar Holdings Inc.	94,200	1,009
	Takaoka Toko Co. Ltd.	61,800	992
	Zuken Inc.	71,200	988
*	Mitsubishi Paper Mills Ltd.	159,800	981
*,^	Akebono Brake Industry Co. Ltd.	369,700	979
	Taisei Lamick Co. Ltd.	32,500	972
	Sankyo Seiko Co. Ltd.	207,600	968
	Atsugi Co. Ltd.	85,600	962
	Toli Corp.	263,100	954
	Furuno Electric Co. Ltd.	134,500	951
	Maezawa Kyuso Industries Co. Ltd.	51,200	949
	Krosaki Harima Corp.	19,400	933
	Sanoh Industrial Co. Ltd.	131,300	931
	Yomiuri Land Co. Ltd.	21,500	926
	Fujitsu Frontech Ltd.	56,700	924
^	France Bed Holdings Co. Ltd.	102,700	921
	Fuji Oil Co. Ltd.	236,800	919
	Hakuto Co. Ltd.	61,700	915
	Rhythm Watch Co. Ltd.	41,100	914
	Mitsui Matsushima Co. Ltd.	64,100	913
	Tsutsumi Jewelry Co. Ltd.	46,400	911
^	Wellnet Corp.	85,300	911
*	KNT-CT Holdings Co. Ltd.	55,500	911
	Chuetsu Pulp & Paper Co. Ltd.	50,500	910

Developed Markets Index Fund

	Shibusawa Warehouse Co. Ltd.	53,200	896
	Gun-Ei Chemical Industry Co. Ltd.	27,100	895
	Kitano Construction Corp.	230,000	877
^	Godo Steel Ltd.	45,000	875
^	Hito Communications Inc.	49,900	859
	Yahagi Construction Co. Ltd.	114,700	857
	Alpha Systems Inc.	39,300	854
	Artnature Inc.	125,800	845
	Maezawa Kasei Industries Co. Ltd.	75,000	827
	Asahi Co. Ltd.	67,300	824
	Weathernews Inc.	25,700	822
	Corona Corp. Class A	65,400	815
	Cybozu Inc.	151,300	806
^	JP-Holdings Inc.	275,400	806
	Fukui Computer Holdings Inc.	36,700	804
^	AOI Electronics Co. Ltd.	22,600	803
	Nippon Coke & Engineering Co. Ltd.	784,500	798
	Hokkaido Gas Co. Ltd.	278,000	793
	Honeys Holdings Co. Ltd.	83,700	788
	Fujikura Kasei Co. Ltd.	122,900	787
^	Kourakuen Holdings Corp.	44,300	785
	MTI Ltd.	130,000	774
	Misawa Homes Co. Ltd.	92,700	772
^	Toda Kogyo Corp.	21,000	767
	Tokyo Tekko Co. Ltd.	52,600	767
	Mitsui Home Co. Ltd.	119,000	764
	Dai-ichi Seiko Co. Ltd.	36,600	760
	NEC Capital Solutions Ltd.	37,300	738
*,^	FDK Corp.	410,000	735
	Daikoku Denki Co. Ltd.	43,700	725
	Takihyo Co. Ltd.	32,300	713
	Nakayama Steel Works Ltd.	107,300	709
	Airport Facilities Co. Ltd.	117,200	705
^	Tosho Printing Co. Ltd.	73,500	696
	Zuiko Corp.	24,400	693
*,^	Laox Co. Ltd.	137,100	687
	Shimojima Co. Ltd.	63,800	687
	Showa Aircraft Industry Co. Ltd.	56,400	686
*,^	Shin Nippon Biomedical Laboratories Ltd.	123,900	684
	Nihon Yamamura Glass Co. Ltd.	374,000	680
	Toyo Denki Seizo KK	40,000	674
	Sumitomo Precision Products Co. Ltd.	180,000	672
	Srg Takamiya Co. Ltd.	109,500	668
	Tv Tokyo Holdings Corp.	24,800	667
*,^	Japan Drilling Co. Ltd.	35,300	666
	Inaba Seisakusho Co. Ltd.	51,300	655
	Chuo Spring Co. Ltd.	19,700	649
	Daisyo Corp.	39,700	633
	Mitsubishi Kakoki Kaisha Ltd.	30,100	631
	Gecoss Corp.	61,000	628
^	Fields Corp.	55,400	607
	Cleanup Corp.	77,600	596
*,^	Funai Electric Co. Ltd.	82,300	592
	Paris Miki Holdings Inc.	120,400	590
^	Right On Co. Ltd.	63,700	558
	CAC Holdings Corp.	53,700	546
	Tokyo Rakutenchi Co. Ltd.	11,300	542
*	Kinki Sharyo Co. Ltd.	22,100	511

Developed Markets Index Fund

	Tokyo Electron Device Ltd.	28,100	509
^	Kojima Co. Ltd.	150,700	482
*,^	Aplus Financial Co. Ltd.	370,100	403
	Nippon Chemiphar Co. Ltd.	8,700	385
	Toa Oil Co. Ltd.	237,000	382
	Mitani Sekisan Co. Ltd.	15,000	353
	Nihon Dempa Kogyo Co. Ltd.	18,090	112
			24,090,283
Mexico (0.0%)
*	Elis SA	348,824	8,642

Netherlands (2.9%)
	Unilever NV	8,281,185	468,123
	ASML Holding NV	2,225,195	440,248
	ING Groep NV	21,282,409	359,455
	Koninklijke Philips NV	5,069,396	194,817
	Koninklijke Ahold Delhaize NV	6,776,115	160,671
	Heineken NV	1,288,860	138,710
	Akzo Nobel NV	1,379,301	130,395
^	Unibail-Rodamco SE	542,196	124,113
*	ArcelorMittal	3,296,757	104,567
	RELX NV	4,838,323	100,376
	Koninklijke DSM NV	958,321	95,292
	NN Group NV	1,847,936	82,069
	Wolters Kluwer NV	1,498,259	79,792
2	ABN AMRO Group NV	2,269,287	68,418
	Aegon NV	9,256,456	62,509
	Heineken Holding NV	575,314	59,323
	Koninklijke KPN NV	16,611,906	49,871
	Randstad Holding NV	600,945	39,595
	ASR Nederland NV	775,601	33,205
	Gemalto NV	449,140	27,452
	Aalberts Industries NV	529,858	27,052
*,^	Altice NV Class A	2,821,378	23,336
2	Philips Lighting NV	605,276	22,771
*	Galapagos NV	223,913	22,454
	BE Semiconductor Industries NV	200,162	20,519
	ASM International NV	249,098	18,210
	IMCD Group NV	289,329	17,806
	Koninklijke Vopak NV	361,952	17,783
	SBM Offshore NV	973,188	15,601
	TKH Group NV	236,202	15,154
*	OCI NV	579,971	13,429
	APERAM SA	277,184	13,264
	Boskalis Westminster	445,058	13,047
	Eurocommercial Properties NV	262,751	10,868
	Corbion NV	320,609	9,727
	PostNL NV	2,383,458	8,932
^	Wereldhave NV	220,809	8,450
*	Rhi Magnesita NV	127,757	7,813
	Arcadis NV	384,511	7,567
	AMG Advanced Metallurgical Group NV	151,924	6,795
2	Flow Traders	153,291	6,525
2	Intertrust NV	310,094	6,428
^	Koninklijke BAM Groep NV	1,312,187	6,121
2	GrandVision NV	257,043	5,868
*	TomTom NV	630,893	5,830

Developed Markets Index Fund

	Wessanen	281,290	5,646
*	Fugro NV	352,169	4,665
	Vastned Retail NV	96,687	4,613
	NSI NV	94,154	3,963
*,2	Takeaway.com NV	70,681	3,762
*,2	Basic-Fit NV	125,927	3,658
	Koninklijke Volkerwessels NV	129,981	3,570
	Accell Group	137,101	2,994
^	Aegon NV (New York Shares)	410,360	2,778
*	ForFarmers NV	192,281	2,689
*	Altice NV Class B	300,109	2,478
	Brunel International NV	103,877	1,906
2	Refresco Group NV	1,848	45
			3,193,118
New Zealand (0.3%)
*	a2 Milk Co. Ltd.	3,949,793	35,488
	Fisher & Paykel Healthcare Corp. Ltd.	3,083,769	29,620
	Spark New Zealand Ltd.	10,107,289	24,490
	Auckland International Airport Ltd.	5,082,019	22,556
	Ryman Healthcare Ltd.	2,249,002	17,265
	Fletcher Building Ltd.	3,799,002	16,595
	Contact Energy Ltd.	3,982,358	15,165
	Meridian Energy Ltd.	6,885,202	14,244
	SKYCITY Entertainment Group Ltd.	3,748,173	10,583
	Z Energy Ltd.	2,016,864	10,218
	Mercury NZ Ltd.	3,782,984	8,829
	Mainfreight Ltd.	431,143	7,686
	Kiwi Property Group Ltd.	7,654,128	7,428
	Trade Me Group Ltd.	2,184,650	7,007
	Chorus Ltd.	2,348,605	6,803
	Air New Zealand Ltd.	2,786,223	6,519
	EBOS Group Ltd.	487,580	6,341
	Summerset Group Holdings Ltd.	1,184,728	5,969
^	Goodman Property Trust	5,657,701	5,446
	Infratil Ltd.	2,113,898	4,748
	Genesis Energy Ltd.	2,606,165	4,488
^	Freightways Ltd.	801,041	4,391
	Precinct Properties New Zealand Ltd.	4,645,750	4,304
	Metlifecare Ltd.	914,624	3,873
	SKY Network Television Ltd.	2,136,938	3,550
	Argosy Property Ltd.	4,511,363	3,265
^	Vital Healthcare Property Trust	1,967,043	2,969
	Heartland Bank Ltd.	2,196,206	2,798
*	Tourism Holdings Ltd.	570,836	2,526
	New Zealand Refining Co. Ltd.	974,011	1,614
	Kathmandu Holdings Ltd.	794,454	1,391
*	TOWER Ltd.	1,850,090	1,086
			299,255
Norway (0.7%)
	Statoil ASA	5,326,612	126,156
	DNB ASA	5,885,402	114,830
	Telenor ASA	3,722,088	84,657
	Orkla ASA	4,257,406	45,767
	Marine Harvest ASA	2,223,045	44,667
	Norsk Hydro ASA	7,297,507	43,033
^	Yara International ASA	956,278	40,624
	Storebrand ASA	2,561,546	20,971

Developed Markets Index Fund

	Subsea 7 SA	1,422,201	18,175
	Gjensidige Forsikring ASA	904,327	16,593
	Aker BP ASA	592,057	16,016
	TGS NOPEC Geophysical Co. ASA	561,260	13,693
	Schibsted ASA Class A	468,796	13,165
	Tomra Systems ASA	606,558	12,741
^	Schibsted ASA Class B	500,177	12,712
	Salmar ASA	289,575	11,944
	Bakkafrost P/F	217,354	11,918
	SpareBank 1 SR-Bank ASA	846,375	9,323
*,^	Norwegian Finans Holding ASA	804,250	9,080
	Leroy Seafood Group ASA	1,388,538	8,629
*	Borr Drilling Ltd.	1,653,738	8,208
2	Entra ASA	589,596	8,044
	Kongsberg Gruppen ASA	326,670	7,890
	SpareBank 1 SMN	749,916	7,756
	Aker ASA	130,352	7,407
	Atea ASA	434,470	7,063
	Veidekke ASA	586,441	6,582
2	XXL ASA	532,124	5,466
*	DNO ASA	3,415,573	5,380
*,^	Petroleum Geo-Services ASA	1,655,437	5,234
	Borregaard ASA	537,432	5,095
	Austevoll Seafood ASA	469,411	4,707
*	Nordic Semiconductor ASA	716,807	4,297
*,2	Aker Solutions ASA	781,627	4,165
*	Wallenius Wilhelmsen Logistics	559,263	3,951
*,2	Evry AS	925,789	3,595
	Grieg Seafood ASA	282,611	2,620
*	REC Silicon ASA	11,646,038	2,233
	Ocean Yield ASA	234,794	1,976
*,^,2 BW LPG Ltd.		410,244	1,895
	Stolt-Nielsen Ltd.	144,415	1,770
*,^	Otello Corp. ASA	733,789	1,753
	Norway Royal Salmon ASA	82,710	1,700
	Sparebank 1 Oestlandet	154,250	1,662
*	Akastor ASA	813,798	1,590
*,^	Norwegian Air Shuttle ASA	60,769	1,378
^	Hoegh LNG Holdings Ltd.	236,888	1,267
			789,378
Portugal (0.2%)
	Galp Energia SGPS SA	2,826,288	53,311
	EDP - Energias de Portugal SA	12,414,833	47,211
	Jeronimo Martins SGPS SA	1,345,713	24,542
*	Banco Comercial Portugues SA	49,254,313	16,520
	Navigator Co. SA	1,340,304	7,908
	EDP Renovaveis SA	801,668	7,855
	NOS SGPS SA	1,221,150	7,213
	Sonae SGPS SA	5,161,413	6,969
	REN - Redes Energeticas Nacionais SGPS SA	1,780,939	5,498
^	CTT-Correios de Portugal SA	805,453	3,102
	Semapa-Sociedade de Investimento e Gestao	133,280	3,043
	Altri SGPS SA	387,090	2,585
^	Corticeira Amorim SGPS SA	185,723	2,378
	Mota-Engil SGPS SA	504,300	2,034
*	Banco BPI SA	465,438	653

Developed Markets Index Fund

* Banco Espirito Santo SA	10,412,510	12
		190,834
Singapore (1.2%)
DBS Group Holdings Ltd.	9,795,610	206,638
Oversea-Chinese Banking Corp. Ltd.	17,888,565	176,206
United Overseas Bank Ltd.	6,997,409	147,555
Singapore Telecommunications Ltd.	40,652,022	104,795
Keppel Corp. Ltd.	7,842,043	46,825
CapitaLand Ltd.	13,805,273	37,781
Venture Corp. Ltd.	1,409,782	30,446
Ascendas REIT	13,094,080	26,352
Genting Singapore plc	31,564,551	26,159
Wilmar International Ltd.	10,614,432	25,856
City Developments Ltd.	2,565,004	25,571
Singapore Exchange Ltd.	4,501,561	25,421
Singapore Airlines Ltd.	2,811,739	23,351
Singapore Technologies Engineering Ltd.	8,370,339	23,027
CapitaLand Mall Trust	12,667,763	20,159
Suntec REIT	13,890,868	20,136
CapitaLand Commercial Trust	12,930,237	18,139
UOL Group Ltd.	2,694,963	17,663
ComfortDelGro Corp. Ltd.	11,213,021	17,641
Singapore Press Holdings Ltd.	8,768,186	16,919
Jardine Cycle & Carriage Ltd.	542,145	14,328
SATS Ltd.	3,523,713	13,855
Mapletree Commercial Trust	10,527,844	12,640
Sembcorp Industries Ltd.	5,111,078	12,239
Mapletree Industrial Trust	7,355,021	11,429
Mapletree Logistics Trust	11,369,345	10,707
Keppel REIT	10,909,249	10,109
* NetLink NBN Trust	16,211,058	10,088
Golden Agri-Resources Ltd.	35,431,416	9,495
Mapletree Greater China Commercial Trust	10,543,387	9,264
^ Singapore Post Ltd.	8,222,228	8,633
Hutchison Port Holdings Trust	27,825,826	8,246
^ Sembcorp Marine Ltd.	4,348,399	7,538
StarHub Ltd.	3,051,143	5,349
CDL Hospitality Trusts	4,089,432	5,293
Ascott Residence Trust	5,811,038	5,015
Frasers Centrepoint Trust	2,897,543	4,846
United Engineers Ltd.	2,376,055	4,735
Frasers Logistics & Industrial Trust	5,616,747	4,684
Manulife US REIT	4,884,007	4,562
Parkway Life REIT	2,084,859	4,462
Keppel Infrastructure Trust	10,734,307	4,390
^ Raffles Medical Group Ltd.	4,830,711	4,250
Starhill Global REIT	7,441,576	4,143
Keppel DC REIT	3,614,909	3,986
Frasers Commercial Trust	3,552,300	3,879
CapitaLand Retail China Trust	3,191,100	3,859
First Resources Ltd.	2,798,876	3,593
^ ESR-REIT	8,590,115	3,516
Cache Logistics Trust	5,515,976	3,511
OUE Hospitality Trust	5,282,800	3,336
Wing Tai Holdings Ltd.	2,003,175	3,189
Lippo Malls Indonesia Retail Trust	10,747,000	3,164
SIA Engineering Co. Ltd.	1,287,177	3,129

Developed Markets Index Fund

	Asian Pay Television Trust	7,638,000	3,101
	Frasers Property Ltd.	1,938,100	2,956
	Ascendas Hospitality Trust	4,635,000	2,887
	First REIT	2,663,000	2,806
	GuocoLand Ltd.	1,722,000	2,744
	Far East Hospitality Trust	4,875,600	2,596
	Frasers Hospitality Trust	4,272,800	2,515
	SPH REIT	3,189,900	2,422
	M1 Ltd.	1,768,540	2,352
	Soilbuild Business Space REIT	4,501,920	2,242
	OUE Ltd.	1,583,500	2,212
	Accordia Golf Trust	4,433,700	2,186
^	Yoma Strategic Holdings Ltd.	6,034,900	1,964
	RHT Health Trust	2,852,700	1,762
	Silverlake Axis Ltd.	3,904,900	1,600
	Sabana Shari'ah Compliant Industrial REIT	4,890,700	1,589
	Sheng Siong Group Ltd.	2,211,900	1,572
*,^,3 Ezion Holdings Ltd.		8,589,353	1,291
	Bumitama Agri Ltd.	1,814,600	982
	Boustead Singapore Ltd.	1,126,000	701
^	Indofood Agri Resources Ltd.	2,461,500	612
^	Hyflux Ltd.	2,806,700	604
*,^	Noble Group Ltd.	4,867,386	293
*,^,3 Ezra Holdings Ltd.		10,329,900	87
*,^,3 Hyfluxshop Holdings Pte Ltd.		280,668	64
*,3	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	720,757	11
			1,306,253
South Korea (4.8%)
	Samsung Electronics Co. Ltd.	461,554	1,075,586
	SK Hynix Inc.	2,910,697	222,906
	Samsung Electronics Co. Ltd. Preference Shares	84,419	162,868
	Samsung Electronics Co. Ltd. GDR	127,268	146,167
*,^	Celltrion Inc.	424,443	125,378
	KB Financial Group Inc.	2,060,816	119,287
	POSCO	370,515	117,009
	NAVER Corp.	145,994	108,257
	Hyundai Motor Co.	756,822	102,329
	Shinhan Financial Group Co. Ltd.	2,346,545	99,934
	LG Chem Ltd.	241,957	88,612
	Hyundai Mobis Co. Ltd.	355,408	84,854
	Hana Financial Group Inc.	1,589,653	68,272
	SK Innovation Co. Ltd.	328,285	65,038
	KT&G Corp.	603,604	56,578
	LG Electronics Inc.	539,124	55,554
	LG Household & Health Care Ltd.	46,408	52,120
	Samsung SDI Co. Ltd.	286,062	51,951
	Samsung C&T Corp.	393,065	50,824
	SK Holdings Co. Ltd.	180,370	50,714
	Amorepacific Corp.	167,987	48,688
	Samsung Fire & Marine Insurance Co. Ltd.	168,112	42,376
	Kia Motors Corp.	1,399,886	41,971
	Samsung SDS Co. Ltd.	173,318	41,472
	LG Corp.	488,824	40,088
	Korea Electric Power Corp.	1,228,694	37,951
	Samsung Life Insurance Co. Ltd.	346,211	37,611
	Woori Bank	2,766,689	37,498
	NCSoft Corp.	94,152	36,484

Developed Markets Index Fund

*,2	Samsung Biologics Co. Ltd.	72,761	33,468
	Lotte Chemical Corp.	79,981	32,703
	Kakao Corp.	252,048	30,965
	Samsung Electro-Mechanics Co. Ltd.	304,222	30,944
	LG Display Co. Ltd.	1,216,141	29,678
*,^	Hyundai Heavy Industries Co. Ltd.	222,085	29,016
*,^	SillaJen Inc.	279,458	28,373
	E-MART Inc.	109,996	28,101
*,^	Celltrion Healthcare Co. Ltd.	251,333	25,683
	S-Oil Corp.	222,868	25,157
	Korea Zinc Co. Ltd.	53,972	24,496
	Coway Co. Ltd.	286,217	23,696
*	Hyundai Robotics Co. Ltd.	57,263	23,065
	Industrial Bank of Korea	1,444,833	21,233
	Hyundai Motor Co. 2nd Preference Shares	239,031	20,981
	AMOREPACIFIC Group	159,034	20,561
	Hankook Tire Co. Ltd.	411,794	20,384
	Mirae Asset Daewoo Co. Ltd.	2,283,194	19,969
	Hyundai Steel Co.	408,782	19,855
	Hanmi Pharm Co. Ltd.	37,602	18,314
	Hyundai Glovis Co. Ltd.	102,041	17,504
*,^	Korea Aerospace Industries Ltd.	354,957	16,746
	Korea Investment Holdings Co. Ltd.	207,730	16,242
	BNK Financial Group Inc.	1,617,866	16,225
	GS Holdings Corp.	279,568	16,217
	Hyundai Engineering & Construction Co. Ltd.	399,903	16,134
	DB Insurance Co. Ltd.	257,546	15,956
*,^	ViroMed Co. Ltd.	73,809	15,541
	Medy-Tox Inc.	21,623	15,271
*	Samsung Engineering Co. Ltd.	861,344	15,120
	Kangwon Land Inc.	585,292	15,037
	Hotel Shilla Co. Ltd.	168,264	14,665
	OCI Co. Ltd.	97,924	14,623
	Hyosung Corp.	126,343	14,264
	Orion Corp.	117,333	14,149
	SK Telecom Co. Ltd. ADR	577,625	13,961
^,2	Netmarble Games Corp.	96,634	13,477
	Lotte Shopping Co. Ltd.	60,689	13,431
	Samsung Securities Co. Ltd.	343,824	12,786
	SK Telecom Co. Ltd.	57,846	12,513
	Hanwha Chemical Corp.	446,656	12,478
	Shinsegae Inc.	37,757	12,440
	Hyundai Marine & Fire Insurance Co. Ltd.	333,112	12,304
	LG Uplus Corp.	1,057,520	12,275
	CJ CheilJedang Corp.	39,807	12,038
	Hyundai Development Co-Engineering & Construction	317,720	11,352
	LG Chem Ltd. Preference Shares	54,920	11,211
*,^	HLB Inc.	177,010	11,127
*,^	Samsung Heavy Industries Co. Ltd.	1,450,677	10,814
	Hyundai Motor Co. Preference Shares	132,326	10,744
	Daelim Industrial Co. Ltd.	148,905	10,336
	Amorepacific Corp. Preference Shares	67,766	10,242
	CJ Corp.	68,948	10,240
	LG Electronics Inc. Preference Shares	240,945	10,056
	Hanwha Corp.	266,661	9,906
	Hanon Systems	875,098	9,568
	Lotte Corp.	159,621	9,541
	KCC Corp.	30,310	9,505

Developed Markets Index Fund

^	Com2uSCorp	53,685	9,484
	S-1 Corp.	104,652	9,445
	Yuhan Corp.	45,258	9,434
	LG Household & Health Care Ltd. Preference Shares	14,137	9,342
	NH Investment & Securities Co. Ltd.	700,955	9,275
	DGB Financial Group Inc.	840,854	9,251
	CJ E&M Corp.	104,564	9,108
	Hanwha Life Insurance Co. Ltd.	1,519,057	8,970
^	LG Innotek Co. Ltd.	76,330	8,933
	Kumho Petrochemical Co. Ltd.	95,310	8,724
	Korean Air Lines Co. Ltd.	259,832	8,029
	Mando Corp.	35,572	7,694
^	Hanssem Co. Ltd.	53,864	7,618
*,^	Celltrion Pharm Inc.	94,415	7,606
2	ING Life Insurance Korea Ltd.	176,064	7,416
	Hyundai Department Store Co. Ltd.	82,246	7,056
^	GS Engineering & Construction Corp.	236,776	6,667
*	Korea Gas Corp.	145,536	6,652
	KB Financial Group Inc. ADR	114,416	6,629
*,^	Doosan Infracore Co. Ltd.	710,525	6,532
*,^	Genexine Co. Ltd.	67,061	6,511
	LS Corp.	92,232	6,403
	Cheil Worldwide Inc.	373,946	6,402
	Shinhan Financial Group Co. Ltd. ADR	150,960	6,401
*,^	Hugel Inc.	11,369	6,397
	LOTTE Fine Chemical Co. Ltd.	94,902	6,377
*,^	Komipharm International Co. Ltd.	170,820	6,375
*,^	Hanall Biopharma Co. Ltd.	205,710	6,320
*,^	Hyundai Merchant Marine Co. Ltd.	1,526,141	6,305
^	KIWOOM Securities Co. Ltd.	62,364	6,304
	Hanmi Science Co. ltd	69,203	6,154
	Meritz Securities Co. Ltd.	1,508,814	6,067
	Posco Daewoo Corp.	278,424	6,042
*,^	PearlAbyss Corp.	29,221	5,991
	Meritz Fire & Marine Insurance Co. Ltd.	300,622	5,979
^	Fila Korea Ltd.	58,705	5,955
*,^	TELCON Inc.	369,678	5,904
	Kolon Industries Inc.	94,666	5,886
	Koh Young Technology Inc.	61,339	5,819
	Samsung Card Co. Ltd.	170,703	5,753
*	Hyundai Construction Equipment Co. Ltd.	34,286	5,726
	Green Cross Holdings Corp.	150,726	5,679
	Green Cross Corp.	29,319	5,590
^	Korea Kolmar Co. Ltd.	75,396	5,533
	Douzone Bizon Co. Ltd.	98,898	5,528
*,^	Hanwha Techwin Co. Ltd.	197,921	5,406
*,^	Naturecell Co. Ltd.	209,643	5,376
^	Korea Electric Power Corp. ADR	348,076	5,357
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	31,102	5,355
*,^	Medipost Co. Ltd.	39,474	5,324
	Korean Reinsurance Co.	496,313	5,322
	Hana Tour Service Inc.	46,994	5,313
*	CJ Logistics Corp.	40,308	5,223
	Doosan Corp.	51,604	5,205
*	Hyundai Mipo Dockyard Co. Ltd.	55,200	5,188
*	Doosan Heavy Industries & Construction Co. Ltd.	343,315	5,147
*	Pan Ocean Co. Ltd.	1,016,691	5,085
^	POSCO Chemtech Co. Ltd.	112,738	5,060

Developed Markets Index Fund

	LS Industrial Systems Co. Ltd.	85,111	4,952
	KEPCO Plant Service & Engineering Co. Ltd.	115,086	4,922
	NongShim Co. Ltd.	17,346	4,897
	Cosmax Inc.	36,904	4,799
*	SK Chemicals Co. Ltd.	48,601	4,791
^	Paradise Co. Ltd.	246,073	4,760
	WONIK IPS Co. Ltd.	152,398	4,739
*	Daewoo Engineering & Construction Co. Ltd.	962,768	4,736
	SK Networks Co. Ltd.	818,273	4,458
*,^	G-treeBNT Co. Ltd.	101,889	4,458
	Daewoong Pharmaceutical Co. Ltd.	23,339	4,437
	Ottogi Corp.	6,613	4,436
^	Hyundai Wia Corp.	84,448	4,375
^	CJ CGV Co. Ltd.	68,139	4,356
	Dongsuh Cos. Inc.	174,605	4,283
^	LOTTE Himart Co. Ltd.	61,791	4,273
	Chong Kun Dang Pharmaceutical Corp.	34,960	4,212
*,^	Pharmicell Co. Ltd.	285,810	4,210
	Korea Petrochemical Ind Co. Ltd.	15,093	4,172
^	BGF Co. Ltd.	349,747	4,169
	GS Retail Co. Ltd.	144,118	4,167
	Youngone Corp.	159,992	4,113
	Doosan Bobcat Inc.	136,714	4,069
*,^	Hyundai Rotem Co. Ltd.	270,467	3,991
*,^	Chabiotech Co. Ltd.	192,724	3,954
^	Seoul Semiconductor Co. Ltd.	203,792	3,841
^	SK Materials Co. Ltd.	27,005	3,792
^	Hyundai Elevator Co. Ltd.	50,543	3,784
	SKC Co. Ltd.	101,460	3,684
	Hyundai Greenfood Co. Ltd.	281,691	3,658
	Poongsan Corp.	99,134	3,603
*,^	Ecopro Co. Ltd.	97,613	3,600
	Bukwang Pharmaceutical Co. Ltd.	151,886	3,595
*	SM Entertainment Co. Ltd.	80,566	3,555
	LG International Corp.	138,531	3,528
	Innocean Worldwide Inc.	57,759	3,503
*,^	Yungjin Pharmaceutical Co. Ltd.	444,980	3,470
	Taekwang Industrial Co. Ltd.	2,890	3,435
*	NHN Entertainment Corp.	53,288	3,399
	Hite Jinro Co. Ltd.	161,300	3,396
	Loen Entertainment Inc.	32,069	3,343
	CJ O Shopping Co. Ltd.	15,581	3,285
^	SFA Engineering Corp.	98,471	3,240
*,^	Toptec Co. Ltd.	108,069	3,213
^	Iljin Materials Co. Ltd.	91,411	3,197
	Hanwha General Insurance Co. Ltd.	398,710	3,157
^	Kolon Life Science Inc.	37,572	3,141
	Lotte Chilsung Beverage Co. Ltd.	2,161	3,106
	DoubleUGames Co. Ltd.	45,694	3,103
	Hyundai Home Shopping Network Corp.	31,454	3,079
*	Amicogen Inc.	47,608	3,076
^	Hanjin Kal Corp.	164,750	3,072
	SKCKOLONPI Inc.	72,460	3,057
	GS Home Shopping Inc.	17,232	3,049
	Eo Technics Co. Ltd.	42,796	2,998
	Dongkuk Steel Mill Co. Ltd.	307,550	2,979
	JB Financial Group Co. Ltd.	517,829	2,967
*	CrystalGenomics Inc.	125,197	2,959

Developed Markets Index Fund

	Hansol Chemical Co. Ltd.	44,932	2,948
^	L&F Co. Ltd.	78,795	2,912
	Dentium Co. Ltd.	37,915	2,904
*,^	Webzen Inc.	93,486	2,847
*,^	Kumho Tire Co. Inc.	836,932	2,796
	BGF retail Co. Ltd.	19,439	2,789
	Modetour Network Inc.	75,832	2,788
	Samyang Holdings Corp.	30,376	2,763
	Orion Holdings Corp.	109,505	2,757
	Dong-A ST Co. Ltd.	25,538	2,747
*,^	CMG Pharmaceutical Co. Ltd.	423,455	2,723
	Ilyang Pharmaceutical Co. Ltd.	70,801	2,713
*,^	iNtRON Biotechnology Inc.	65,002	2,708
^	LIG Nex1 Co. Ltd.	60,862	2,659
	Daesang Corp.	108,849	2,657
	LEENO Industrial Inc.	47,149	2,653
*	Osstem Implant Co. Ltd.	52,464	2,647
*	DIO Corp.	62,563	2,640
	InBody Co. Ltd.	54,778	2,622
*,^	Hyundai Electric & Energy System Co. Ltd.	33,440	2,604
^	Daou Technology Inc.	124,127	2,577
	DB HiTek Co. Ltd.	185,747	2,547
	Songwon Industrial Co. Ltd.	87,246	2,519
	Ssangyong Cement Industrial Co. Ltd.	113,037	2,509
	Huchems Fine Chemical Corp.	108,604	2,508
^	Ahnlab Inc.	31,052	2,490
	Soulbrain Co. Ltd.	45,066	2,489
	LF Corp.	98,682	2,476
*,^	Foosung Co. Ltd.	267,420	2,473
	LG Hausys Ltd.	33,969	2,466
	Young Poong Corp.	2,847	2,452
	Nexen Tire Corp.	209,393	2,446
*,^	Jenax Inc.	79,746	2,445
	JW Pharmaceutical Corp.	60,695	2,423
	Korea Real Estate Investment & Trust Co. Ltd.	851,307	2,410
	Hankook Tire Worldwide Co. Ltd.	135,621	2,410
	Grand Korea Leisure Co. Ltd.	103,007	2,390
*	Seegene Inc.	72,712	2,385
	Daewoong Co. Ltd.	117,513	2,331
*	Asiana Airlines Inc.	516,283	2,326
*,^	Peptron Inc.	35,474	2,251
*,^	BH Co. Ltd.	130,213	2,246
*,^	GemVax & Kael Co. Ltd.	149,899	2,240
	Dongjin Semichem Co. Ltd.	159,159	2,232
	Dong-A Socio Holdings Co. Ltd.	17,188	2,158
	Taeyoung Engineering & Construction Co. Ltd.	215,624	2,147
	Handsome Co. Ltd.	73,720	2,137
	Dongwon Industries Co. Ltd.	7,548	2,137
	TES Co. Ltd.	76,230	2,128
^	Lock&Lock Co. Ltd.	92,900	2,109
	Huons Co. Ltd.	20,672	2,105
	ST Pharm Co. Ltd.	48,592	2,103
	Lotte Food Co. Ltd.	3,423	2,101
	Meritz Financial Group Inc.	153,691	2,098
	Hanil Cement Co. Ltd.	19,979	2,038
	WeMade Entertainment Co. Ltd.	43,112	2,029
	IS Dongseo Co. Ltd.	70,935	2,024
	Hanwha Corp. Preference Shares	127,233	2,021

Developed Markets Index Fund

	Posco ICT Co. Ltd.	271,781	2,019
	Daishin Securities Co. Ltd.	157,826	2,005
	HS Industries Co. Ltd.	250,118	1,989
*	Innox Advanced Materials Co. Ltd.	32,102	1,986
	Korea Electric Terminal Co. Ltd.	39,395	1,985
	Halla Holdings Corp.	42,686	1,981
*,^	ATGen Co. Ltd.	105,163	1,964
^	SK Gas Ltd.	22,237	1,955
*	Yuanta Securities Korea Co. Ltd.	456,726	1,947
^	Tongyang Inc.	1,123,121	1,927
*,^	Taihan Electric Wire Co. Ltd.	1,540,110	1,907
	KEPCO Engineering & Construction Co. Inc.	65,601	1,898
^	Lutronic Corp.	95,114	1,874
^	Hansae Co. Ltd.	92,161	1,867
^	Jusung Engineering Co. Ltd.	183,291	1,859
*,^	Homecast Co. Ltd.	154,109	1,840
^	Partron Co. Ltd.	226,435	1,819
^	YG Entertainment Inc.	60,018	1,765
	AK Holdings Inc.	25,810	1,753
	Jeil Pharmaceutical Co. Ltd.	30,064	1,732
*,^	Gamevil Inc.	24,787	1,716
*,^	Aprogen pharmaceuticals Inc.	430,068	1,707
	Caregen Co. Ltd.	19,871	1,687
	Mirae Asset Life Insurance Co. Ltd.	354,181	1,665
	Huons Global Co. Ltd.	24,696	1,664
^	Advanced Process Systems Corp.	60,947	1,632
	Namyang Dairy Products Co. Ltd.	2,539	1,628
^	Dawonsys Co. Ltd.	97,270	1,617
^	Silicon Works Co. Ltd.	44,619	1,606
*,^	Vidente Co. Ltd.	115,267	1,604
	Green Cross Cell Corp.	30,014	1,594
^	Dae Hwa Pharmaceutical Co. Ltd.	56,000	1,593
^	SK Discovery Co. Ltd.	40,878	1,578
	DongKook Pharmaceutical Co. Ltd.	23,346	1,552
^	Vieworks Co. Ltd.	41,511	1,548
	Able C&C Co. Ltd.	86,795	1,542
*,^	Emerson Pacific Inc.	46,141	1,531
	Lotte Confectionery Co. Ltd.	9,448	1,513
	NICE Information Service Co. Ltd.	168,244	1,501
*	APS Holdings Corp.	214,500	1,500
*,^	Korea Line Corp.	56,643	1,499
^	Kolon Corp.	32,091	1,498
*	Samsung Heavy Industries Co. Ltd. Rights	760,186	1,480
	Seah Besteel Corp.	59,092	1,467
	Hanjin Transportation Co. Ltd.	67,134	1,458
^	Samyang Corp.	18,502	1,456
^	Binggrae Co. Ltd.	25,584	1,450
	S&T Motiv Co. Ltd.	39,264	1,449
	Youngone Holdings Co. Ltd.	27,927	1,445
	Korea Kolmar Holdings Co. Ltd.	31,853	1,444
	Hansol Paper Co. Ltd.	95,821	1,444
	Cell Biotech Co. Ltd.	31,477	1,440
*	Hanwha Investment & Securities Co. Ltd.	498,370	1,437
*,^	SK Securities Co. Ltd.	1,291,918	1,437
	SL Corp.	72,356	1,432
*,^	Leaders Cosmetics Co. Ltd.	66,350	1,429
	Shinyoung Securities Co. Ltd.	26,792	1,424
	Kwang Dong Pharmaceutical Co. Ltd.	168,119	1,402

Developed Markets Index Fund

*,^	Naturalendo Tech Co. Ltd.	73,316	1,395
	NICE Holdings Co. Ltd.	93,228	1,388
	SPC Samlip Co. Ltd.	11,804	1,384
	Kumho Industrial Co. Ltd.	135,822	1,383
	Korea Asset In Trust Co. Ltd.	244,090	1,378
^	It's Hanbul Co. Ltd.	20,953	1,377
	Daishin Securities Co. Ltd. Preference Shares	163,906	1,337
	Samchully Co. Ltd.	12,589	1,332
*	Neowiz	69,435	1,321
*,^	Binex Co. Ltd.	118,223	1,317
^	JW Holdings Corp.	169,381	1,315
	Tongyang Life Insurance Co. Ltd.	186,940	1,301
	Hancom Inc.	84,391	1,299
	E1 Corp.	23,091	1,285
	KISWIRE Ltd.	44,257	1,278
*,^	Seobu T&D	120,543	1,267
	Namhae Chemical Corp.	101,634	1,264
	Daeduck GDS Co. Ltd.	78,242	1,256
*	KTB Investment & Securities Co. Ltd.	263,903	1,248
	CJ Hello Co. Ltd.	155,972	1,247
	Sindoh Co. Ltd.	20,162	1,245
*	Wonik Holdings Co. Ltd.	174,797	1,227
*,^	NUTRIBIOTECH Co. Ltd.	54,959	1,227
	Hyundai Livart Furniture Co. Ltd.	53,890	1,204
	Daekyo Co. Ltd.	161,636	1,204
	Kwangju Bank Co. Ltd.	117,255	1,203
	Daeduck Electronics Co.	155,203	1,203
	Sebang Global Battery Co. Ltd.	39,657	1,200
^	Sung Kwang Bend Co. Ltd.	107,988	1,199
*,^	Interflex Co. Ltd.	57,472	1,198
	KC Tech Co. Ltd.	56,458	1,193
	NS Shopping Co. Ltd.	91,209	1,192
^	Dongwon F&B Co. Ltd.	5,740	1,182
	Sungwoo Hitech Co. Ltd.	192,718	1,147
	Muhak Co. Ltd.	70,361	1,142
	i-SENS Inc.	41,267	1,136
*,^	CUROCOM Co. Ltd.	479,509	1,121
	Chongkundang Holdings Corp.	16,275	1,118
*	Eugene Investment & Securities Co. Ltd.	337,863	1,115
	Youlchon Chemical Co. Ltd.	72,331	1,099
	Humedix Co. Ltd.	25,012	1,057
	iMarketKorea Inc.	112,171	1,057
	SeAH Steel Corp.	13,474	1,056
*,^	Cellumed Co. Ltd.	95,256	1,054
*,^	Insun ENT Co. Ltd.	161,857	1,036
	CJ CheilJedang Corp. Preference Shares	8,297	1,027
	Hankook Shell Oil Co. Ltd.	3,259	1,024
*,^	Cuckoo Homesys Co. Ltd.	6,196	1,008
^	TK Corp.	82,760	1,006
*,^	Duk San Neolux Co. Ltd.	62,066	985
*	Hansol Technics Co. Ltd.	82,677	949
	CJ Freshway Corp.	28,241	941
^	Byucksan Corp.	263,447	938
*	GNCO Co. Ltd.	366,174	934
*	Ssangyong Motor Co.	195,087	909
*,^	Hanjin Heavy Industries & Construction Co. Ltd.	308,670	900
	Maeil Dairies Co. Ltd.	15,115	893
	KT Skylife Co. Ltd.	77,678	892

Developed Markets Index Fund

*	S&T Dynamics Co. Ltd.	119,008	879
*,^	COSON Co. Ltd.	70,847	872
	KC Co. Ltd.	38,571	869
	Hansol Holdings Co. Ltd.	205,414	864
	Dae Han Flour Mills Co. Ltd.	5,395	853
*,^	KH Vatec Co. Ltd.	76,572	853
*	Doosan Engine Co. Ltd.	155,924	851
*,^	SFA Semicon Co. Ltd.	356,349	844
	KISCO Corp.	25,384	843
*,^	G-SMATT GLOBAL Co. Ltd.	66,586	825
	Interpark Holdings Corp.	226,106	777
*,^	Samsung Pharmaceutical Co. Ltd.	186,591	777
*,^	Taewoong Co. Ltd.	42,562	771
^	Coreana Cosmetics Co. Ltd.	115,233	761
	SBS Media Holdings Co. Ltd.	270,712	748
	NEPES Corp.	93,434	741
	Kyobo Securities Co. Ltd.	79,565	731
*	KONA I Co. Ltd.	69,825	725
	Hyundai Corp.	42,262	716
	Woongjin Thinkbig Co. Ltd.	111,751	703
	GOLFZON Co. Ltd.	16,463	702
*,^	Lumens Co. Ltd.	193,646	684
*,^	CrucialTec Co. Ltd.	342,054	673
	Maeil Holdings Co. Ltd.	50,921	661
	Kolao Holdings	139,617	660
	DB Financial Investment Co. Ltd.	158,760	620
	INTOPS Co. Ltd.	64,055	606
^	Cuckoo Holdings Co. Ltd.	7,425	602
	Humax Co. Ltd.	74,623	594
	Seoyon E-Hwa Co. Ltd.	73,305	590
	Sam Young Electronics Co. Ltd.	51,402	586
	Cosmax BTI Inc	19,085	580
*	Eusu Holdings Co. Ltd.	83,934	557
^	ICD Co. Ltd.	59,955	550
*,^	Agabang&Company	102,616	524
	DY Corp.	78,889	439
*	Duksan Hi-Metal Co. Ltd.	57,995	402
	MegaStudy Co. Ltd.	5,687	176
	Hyundai Corp. Holdings Inc.	11,779	152
	Seoyon Co. Ltd.	24,528	143
			5,207,769
Spain (2.7%)
	Banco Santander SA	87,066,533	567,854
	Banco Bilbao Vizcaya Argentaria SA	36,441,549	288,524
	Telefonica SA	24,811,857	245,912
	Iberdrola SA	31,176,521	229,310
	Industria de Diseno Textil SA	5,746,665	180,113
	Amadeus IT Group SA	2,260,707	167,128
*	Repsol SA	6,490,409	115,313
	CaixaBank SA	19,683,339	93,874
	Abertis Infraestructuras SA	3,391,000	76,058
2	Aena SME SA	349,959	70,524
	Banco de Sabadell SA	30,815,288	63,092
	Grifols SA	1,968,606	55,761
*	Ferrovial SA	2,593,910	54,237
*	ACS Actividades de Construccion y Servicios SA	1,331,708	51,957
	Red Electrica Corp. SA	2,364,141	48,699

Developed Markets Index Fund

	Gas Natural SDG SA	1,694,343	40,471
	Bankinter SA	3,752,064	38,609
	Endesa SA	1,736,476	38,240
	Enagas SA	1,247,059	34,132
*	Bankia SA	6,657,597	29,836
	Merlin Properties Socimi SA	1,839,148	28,159
	Grifols SA Preference Shares	1,227,716	26,141
2	Cellnex Telecom SA	847,647	22,658
^	Siemens Gamesa Renewable Energy SA	1,227,273	19,703
	Mapfre SA	5,440,753	18,096
	Inmobiliaria Colonial Socimi SA	1,561,948	18,074
	Viscofan SA	215,721	14,911
	Bolsas y Mercados Espanoles SHMSF SA	426,732	14,454
	Distribuidora Internacional de Alimentacion SA	3,387,744	14,389
	Prosegur Cia de Seguridad SA	1,468,739	11,291
^	Acerinox SA	775,687	10,832
^	Acciona SA	140,683	10,694
	Grupo Catalana Occidente SA	242,735	10,582
	Hispania Activos Inmobiliarios SOCIMI SA	491,916	10,466
*	Masmovil Ibercom SA	70,703	10,457
	Applus Services SA	788,952	10,278
	Mediaset Espana Comunicacion SA	975,158	9,926
	Zardoya Otis SA	979,062	9,859
	CIE Automotive SA	272,521	9,754
*	Indra Sistemas SA	672,966	9,316
	NH Hotel Group SA	1,153,616	9,091
	Ebro Foods SA	354,215	9,010
	Melia Hotels International SA	602,603	8,521
*,2	Neinor Homes SA	420,476	7,900
*,2	Unicaja Banco SA	4,212,454	7,269
*,2	Gestamp Automocion SA	845,885	6,894
	Corp Financiera Alba SA	108,515	6,558
2	Prosegur Cash SA	2,033,995	6,122
	Cia de Distribucion Integral Logista Holdings SA	265,816	5,631
	Faes Farma SA	1,472,816	5,390
	Ence Energia y Celulosa SA	684,172	5,161
	Construcciones y Auxiliar de Ferrocarriles SA	99,410	5,140
^	Tecnicas Reunidas SA	167,837	4,958
	Papeles y Cartones de Europa SA	282,623	4,928
*	Fomento de Construcciones y Contratas SA	382,359	4,681
*,^	Sacyr SA	1,720,916	4,601
	Fluidra SA	265,892	4,523
2	Euskaltel SA	528,283	4,409
^	Atresmedia Corp. de Medios de Comunicacion SA	437,113	4,168
^	Almirall SA	329,841	3,895
*	Liberbank SA	6,748,961	3,702
*,^	Obrascon Huarte Lain SA	788,668	3,365
*,^	Codere SA	287,713	3,220
*,^	Pharma Mar SA	828,258	1,681
	Axiare Patrimonio SOCIMI SA	55,372	1,126
			2,911,628
Sweden (2.5%)
	Nordea Bank AB	17,383,399	185,710
	Atlas Copco AB Class A	3,445,979	149,285
	Volvo AB Class B	8,105,581	147,985
^	Swedbank AB Class A	5,746,321	128,841
	Assa Abloy AB Class B	5,112,376	110,999

Developed Markets Index Fund

	Investor AB Class B	2,476,041	110,216
	Sandvik AB	5,878,888	107,883
^	Telefonaktiebolaget LM Ericsson Class B	16,138,948	102,416
^	Svenska Handelsbanken AB Class A	7,861,562	98,635
*	Essity AB Class B	3,240,781	89,614
	Hexagon AB Class B	1,369,242	82,033
^	Skandinaviska Enskilda Banken AB Class A	7,737,452	81,126
	Atlas Copco AB Class B	2,053,949	79,947
	Hennes & Mauritz AB Class B	5,181,891	77,732
	Telia Co. AB	14,896,561	70,271
	Boliden AB	1,501,011	52,916
	Kinnevik AB	1,271,460	45,809
	Swedish Match AB	976,776	44,405
^	SKF AB	2,016,695	41,233
	Alfa Laval AB	1,720,955	40,684
	Skanska AB Class B	1,956,939	40,034
^	Electrolux AB Class B	1,215,949	38,263
^	Svenska Cellulosa AB SCA Class B	3,227,236	34,406
	Trelleborg AB Class B	1,334,468	33,566
	Securitas AB Class B	1,757,705	29,935
	Industrivarden AB Class A	1,008,573	24,526
	Industrivarden AB	1,049,230	24,401
*	Lundin Petroleum AB	962,229	24,319
^	Castellum AB	1,480,371	24,223
	Tele2 AB	1,923,791	23,100
	Elekta AB Class B	1,984,575	21,173
	Husqvarna AB	2,061,130	19,883
	Nibe Industrier AB Class B	2,071,515	19,627
	Com Hem Holding AB	995,213	16,126
*	Fabege AB	733,838	15,905
*	Swedish Orphan Biovitrum AB	890,766	15,904
*	Holmen AB	281,774	15,302
	BillerudKorsnas AB	972,646	15,115
^	ICA Gruppen AB	424,623	15,034
2	Dometic Group AB	1,638,739	14,982
*	SSAB AB Class B	3,176,764	14,787
	L E Lundbergforetagen AB Class B	203,597	14,599
	Loomis AB Class B	397,867	14,330
	AAK AB	157,725	13,929
*,^	Getinge AB	1,220,017	13,887
*	Fastighets AB Balder Class B	529,616	13,308
	Indutrade AB	508,268	13,162
	Hexpol AB	1,374,910	12,754
2	Thule Group AB	572,486	12,395
	Modern Times Group MTG AB Class B	291,635	11,844
^	Intrum Justitia AB	408,230	11,587
*,2	Ahlsell AB	1,839,366	11,585
	Saab AB Class B	229,574	10,401
	Axfood AB	578,373	9,896
	NCC AB Class B	517,128	9,880
	Peab AB	1,085,319	9,775
	Lifco AB Class B	247,584	9,532
	Wallenstam AB	1,041,522	9,469
	Hemfosa Fastigheter AB	759,336	9,219
	Hufvudstaden AB Class A	598,287	8,920
	JM AB	387,677	8,810
	Wihlborgs Fastigheter AB	366,822	8,504
	AF AB	360,552	7,875

Developed Markets Index Fund

2	Bravida Holding AB	1,093,901	7,830
	Sweco AB Class B	372,955	7,714
2	Evolution Gaming Group AB	134,835	7,392
*	Pandox AB Class B	407,931	7,323
*	Investment AB Latour Class B	638,689	7,269
	Nolato AB Class B	93,610	6,835
^	Avanza Bank Holding AB	126,890	6,726
	Kungsleden AB	990,126	6,617
*	SSAB AB Class A	1,158,100	6,568
	Bonava AB Class B	466,164	6,405
	Oriflame Holding AG	124,864	5,991
	Nobia AB	634,223	5,710
2	Attendo AB	560,396	5,298
*	NetEnt AB	1,015,488	5,108
*	Betsson AB	650,751	4,922
^	Mycronic AB	374,384	4,818
	Vitrolife AB	66,854	4,738
	Cloetta AB Class B	1,111,508	4,240
	Svenska Handelsbanken AB Class B	311,252	4,105
	Ratos AB	1,042,196	4,069
*	Concentric AB	223,669	3,970
2	Scandic Hotels Group AB	392,909	3,784
	Atrium Ljungberg AB	255,620	3,769
	Klovern AB	2,962,927	3,672
*	Bilia AB	411,879	3,661
*	Arjo AB	1,228,550	3,608
2	Resurs Holding AB	488,814	3,456
	Investment AB Oresund	214,414	3,285
	Klovern AB Preference Shares	82,259	3,134
	Bure Equity AB	268,621	2,960
	Lindab International AB	376,869	2,851
*,^	SAS AB	1,113,277	2,656
	Mekonomen AB	140,452	2,400
	Clas Ohlson AB	213,507	2,329
	SkiStar AB	113,173	2,280
^	Skandinaviska Enskilda Banken AB	204,928	2,250
*,2	Munters Group AB	392,442	2,234
	Hemfosa Fastigheter AB Preference Shares	96,524	2,133
*	Collector AB	212,238	1,662
*	Haldex AB	156,539	1,606
^	Telefonaktiebolaget LM Ericsson Class A	225,492	1,487
*	Fingerprint Cards AB Class B	1,356,279	1,309
^	SKF AB Class A	60,231	1,238
	Sagax AB	292,332	1,124
	Rezidor Hotel Group AB	281,381	789
	NCC AB Class A	40,748	774
	SAS AB Preference Shares	7,787	513
	Sagax AB Preference Shares	92,553	388
	Bonava AB Class A	16,650	229
			2,759,241
Switzerland (6.4%)
	Nestle SA	16,981,563	1,344,369
	Novartis AG	11,922,534	964,557
	Roche Holding AG	3,786,871	868,556
	UBS Group AG	19,023,139	334,963
*	Zurich Insurance Group AG	822,511	269,894
	ABB Ltd.	10,553,115	251,315

Developed Markets Index Fund

	Cie Financiere Richemont SA	2,788,841	250,522
	Credit Suisse Group AG	13,988,984	234,727
	Swiss Re AG	1,668,948	169,938
	Givaudan SA	50,408	114,899
	LafargeHolcim Ltd.	1,991,357	109,067
	Lonza Group AG	405,578	95,671
	Sika AG	11,489	90,053
	Geberit AG	198,830	87,933
	Swatch Group AG (Bearer)	168,424	74,313
	Julius Baer Group Ltd.	1,183,565	72,878
	Partners Group Holding AG	89,951	66,945
	Swiss Life Holding AG	186,178	66,330
	SGS SA	26,901	66,136
	Adecco Group AG	910,348	64,863
^	Swisscom AG	121,727	60,370
	Schindler Holding AG	207,938	44,850
	Sonova Holding AG	277,491	44,107
*	Vifor Pharma AG	285,016	43,957
	Kuehne & Nagel International AG	273,932	43,133
	Temenos Group AG	323,781	38,852
	Baloise Holding AG	252,974	38,717
	Chocoladefabriken Lindt & Spruengli AG Registered Shares	520	37,821
	Chocoladefabriken Lindt & Spruengli AG Participation Certificates	6,074	37,668
	Swiss Prime Site AG	386,906	37,461
	Roche Holding AG (Bearer)	159,720	37,083
	LafargeHolcim Ltd. (Paris Shares)	635,227	34,669
	Straumann Holding AG	54,715	34,498
	ams AG	296,763	31,067
	Georg Fischer AG	22,481	30,106
	Logitech International SA	789,176	28,944
	Clariant AG	1,067,749	25,497
	EMS-Chemie Holding AG	38,577	24,357
	Schindler Holding AG (Registered)	115,842	24,257
2	VAT Group AG	141,114	23,750
*,^	Dufry AG	176,482	23,140
	Flughafen Zurich AG	103,759	22,904
^	BB Biotech AG	306,028	21,493
	Helvetia Holding AG	35,753	21,312
	PSP Swiss Property AG	217,739	21,243
	Barry Callebaut AG	10,405	20,339
	Swatch Group AG (Registered)	234,889	19,703
	OC Oerlikon Corp. AG	1,070,166	18,908
2	Sunrise Communications Group AG	187,239	15,691
	GAM Holding AG	879,756	14,803
	Bucher Industries AG	35,297	14,747
*,2	Galenica AG	270,817	14,310
	Pargesa Holding SA	158,198	14,037
	Cembra Money Bank AG	156,447	13,907
	Tecan Group AG	63,942	13,538
	dormakaba Holding AG	16,976	13,283
	Allreal Holding AG	78,695	12,954
*	Landis&Gyr Group AG	163,285	12,659
	Banque Cantonale Vaudoise	15,549	12,584
	DKSH Holding AG	147,197	11,960
	Belimo Holding AG	2,782	11,255
	SFS Group AG	92,035	10,836
*,^	Aryzta AG	467,377	10,401
*	Idorsia Ltd.	430,192	10,361

Developed Markets Index Fund

	Valiant Holding AG	86,968	10,308
	Sulzer AG	69,199	9,103
	Panalpina Welttransport Holding AG	71,172	8,990
*	Mobimo Holding AG	33,746	8,935
	Emmi AG	10,533	8,639
	Forbo Holding AG	6,125	8,591
	Daetwyler Holding AG	39,309	7,516
	Vontobel Holding AG	120,324	7,458
	Conzzeta AG	5,901	7,054
	Siegfried Holding AG	19,862	6,696
	St. Galler Kantonalbank AG	11,876	6,575
	u-blox Holding AG	35,811	6,451
	Inficon Holding AG	9,925	6,106
*	Implenia AG	76,805	6,094
	Valora Holding AG	17,462	5,978
	Schweiter Technologies AG	4,925	5,858
*	Comet Holding AG	40,213	5,567
^	Burckhardt Compression Holding AG	16,756	5,348
	Komax Holding AG	18,464	5,332
^	COSMO Pharmaceuticals NV	38,264	5,288
	Interroll Holding AG	2,977	4,676
	Bobst Group SA	41,049	4,544
	Huber & Suhner AG	77,910	4,421
	LEM Holding SA	2,595	4,322
*,^	Basilea Pharmaceutica AG	62,006	4,308
	Autoneum Holding AG	15,363	4,183
*,^	Arbonia AG	227,601	4,171
	Ascom Holding AG	192,433	4,091
*,^	Meyer Burger Technology AG	3,499,232	4,065
	VZ Holding AG	14,503	3,933
	Bachem Holding AG	29,243	3,853
	BKW AG	55,263	3,675
	Intershop Holding AG	6,412	3,369
	Rieter Holding AG	16,454	3,220
	EFG International AG	398,634	3,193
	Bossard Holding AG	14,747	3,035
*	Leonteq AG	48,104	2,750
	Swissquote Group Holding SA	44,459	2,700
	Bell Food Group AG	6,694	2,582
^	Ypsomed Holding AG	16,152	2,469
	Zehnder Group AG	51,472	2,375
	APG SGA SA	5,231	2,206
	Vetropack Holding AG	1,098	2,149
	ALSO Holding AG	14,814	1,955
^	Kudelski SA	181,025	1,894
*	Schmolz & Bickenbach AG	2,126,087	1,650
*	Alpiq Holding AG	20,332	1,596
	Plazza AG	879	206
*	Aryzta AG (Dublin Shares)	3,631	81
			6,925,020
United Kingdom (15.1%)
	HSBC Holdings plc	109,900,967	1,027,351
	Royal Dutch Shell plc Class A (London Shares)	25,083,063	787,109
	BP plc	105,563,870	710,822
	British American Tobacco plc	12,168,257	706,389
	Royal Dutch Shell plc Class B	20,554,217	662,366
	GlaxoSmithKline plc	26,478,640	514,432

Developed Markets Index Fund

AstraZeneca plc	6,938,960	477,277
Diageo plc	13,269,728	448,921
Vodafone Group plc	145,957,154	399,664
Lloyds Banking Group plc	390,770,244	355,097
Prudential plc	14,161,148	353,995
Unilever plc	6,328,049	351,633
Rio Tinto plc	6,381,609	324,010
Glencore plc	63,829,744	317,608
Reckitt Benckiser Group plc	3,410,420	288,999
Barclays plc	93,012,031	271,642
BHP Billiton plc	11,374,725	224,381
National Grid plc	18,547,728	208,587
Shire plc	3,671,496	183,023
Imperial Brands plc	5,223,773	178,020
Compass Group plc	8,643,193	176,619
Aviva plc	21,921,054	152,764
Tesco plc	52,462,033	151,592
Standard Chartered plc	14,744,608	147,645
BT Group plc	45,825,982	146,430
BAE Systems plc	17,415,304	142,258
^ Anglo American plc	5,401,359	126,189
RELX NV (London Shares)	5,742,530	118,157
Legal & General Group plc	32,376,136	117,281
CRH plc (London Shares)	3,347,043	113,347
Rolls-Royce Holdings plc	9,008,795	110,344
Experian plc	5,013,919	108,312
WPP plc	6,698,636	106,469
Sky plc	5,653,999	102,946
Ferguson plc	1,362,286	102,471
SSE plc	5,586,137	100,119
London Stock Exchange Group plc	1,711,223	99,156
Smith & Nephew plc	4,790,703	89,558
Old Mutual plc	25,999,304	87,427
Standard Life Aberdeen plc	14,827,325	74,930
Ashtead Group plc	2,729,263	74,424
Associated British Foods plc	1,902,509	66,512
* Royal Bank of Scotland Group plc	17,636,613	64,184
3i Group plc	5,233,063	63,185
InterContinental Hotels Group plc	1,037,535	62,215
Carnival plc	959,664	61,838
Centrica plc	30,737,362	61,378
GKN plc	9,399,606	61,115
Persimmon plc	1,683,273	59,845
Shire plc ADR	395,375	59,065
Intertek Group plc	882,352	57,755
Mondi plc	2,015,738	54,245
Burberry Group plc	2,269,493	54,047
Bunzl plc	1,836,261	54,012
Sage Group plc	5,914,160	53,134
Whitbread plc	1,003,862	52,251
Land Securities Group plc	3,916,657	51,568
Smurfit Kappa Group plc	1,268,346	51,419
Next plc	749,711	50,107
RSA Insurance Group plc	5,579,627	49,361
Kingfisher plc	11,866,207	48,832
International Consolidated Airlines Group SA (London Shares)	5,649,910	48,798
British Land Co. plc	5,386,696	48,588
Paddy Power Betfair plc	454,452	46,592

Developed Markets Index Fund

	Smiths Group plc	2,173,389	46,219
	Taylor Wimpey plc	17,770,849	46,099
	Segro plc	5,457,411	46,083
	Informa plc	4,518,507	45,597
	Pearson plc	4,293,063	45,167
	DCC plc	486,947	44,870
	Croda International plc	697,919	44,787
	Johnson Matthey plc	1,042,647	44,574
	St. James's Place plc	2,867,399	43,776
	Randgold Resources Ltd.	512,376	42,441
	CRH plc (Dublin Shares)	1,223,164	41,587
	ITV plc	20,443,879	41,410
	Barratt Developments plc	5,494,081	40,925
	Direct Line Insurance Group plc	7,589,871	40,638
	Coca-Cola HBC AG	1,066,777	39,471
^	GVC Holdings plc	2,984,876	38,530
	Rentokil Initial plc	10,069,704	38,427
	Royal Mail plc	5,040,547	38,277
	TUI AG (London Shares)	1,761,979	37,827
	United Utilities Group plc	3,761,246	37,792
	Berkeley Group Holdings plc	686,845	36,557
	DS Smith plc	5,459,452	36,097
	Wm Morrison Supermarkets plc	11,880,264	35,599
	Halma plc	2,088,647	34,595
	Weir Group plc	1,221,936	34,248
	Marks & Spencer Group plc	8,895,462	33,762
^	Melrose Industries plc	10,394,183	33,736
	Severn Trent plc	1,296,964	33,594
	Hargreaves Lansdown plc	1,436,219	32,962
	Hammerson plc	4,343,255	32,744
	Spirax-Sarco Engineering plc	399,727	32,313
	Hiscox Ltd.	1,515,242	30,979
*	Just Eat plc	3,156,969	30,963
	Rightmove plc	496,883	30,329
	J Sainsbury plc	8,819,239	29,559
	G4S plc	8,440,499	29,427
	Bellway plc	671,147	28,751
	Admiral Group plc	1,099,723	28,479
	UBM plc	2,154,640	28,370
	Schroders plc	614,043	27,537
	John Wood Group plc	3,609,995	27,384
	easyJet plc	1,202,183	27,102
	Micro Focus International plc	1,935,390	27,077
	Investec plc	3,487,248	26,936
	Meggitt plc	4,257,053	25,823
	B&M European Value Retail SA	4,654,250	25,585
2	Auto Trader Group plc	5,129,863	25,252
	BBA Aviation plc	5,572,210	25,090
	Antofagasta plc	1,908,228	24,703
	Spectris plc	649,428	24,582
	Travis Perkins plc	1,385,415	24,014
	NEX Group plc	1,740,041	23,976
	RPC Group plc	2,191,592	23,845
	Derwent London plc	544,697	23,722
	Phoenix Group Holdings	2,153,401	23,084
	Beazley plc	2,818,243	22,673
*	Cobham plc	13,081,947	22,589
*,^	Ocado Group plc	3,003,778	22,447

Developed Markets Index Fund

*	Indivior plc	3,917,764	22,424
	IMI plc	1,476,931	22,418
*,^	Metro Bank plc	450,527	22,230
	Inchcape plc	2,291,088	22,228
	IG Group Holdings plc	1,974,406	22,126
	SSP Group plc	2,563,875	22,022
	William Hill plc	4,703,640	21,821
	NMC Health plc	446,551	21,341
	Man Group plc	8,825,561	21,286
	Howden Joinery Group plc	3,237,314	20,953
	Intermediate Capital Group plc	1,516,950	20,932
	Pennon Group plc	2,300,039	20,788
*	Tullow Oil plc	7,522,413	20,726
	British American Tobacco plc ADR	358,284	20,669
	Electrocomponents plc	2,404,545	20,270
2	ConvaTec Group plc	7,217,071	20,194
	Dechra Pharmaceuticals plc	542,895	20,025
^	CYBG plc	4,827,247	19,964
*	BTG plc	2,086,978	19,824
	Tate & Lyle plc	2,537,454	19,411
	Hays plc	7,275,453	19,240
	TP ICAP plc	3,057,536	19,185
	Rotork plc	4,776,201	19,058
2	Merlin Entertainments plc	3,836,993	18,673
	Cineworld Group plc	5,521,086	18,294
^	Mediclinic International plc	2,152,641	18,178
	Fresnillo plc	1,008,212	17,961
	Shaftesbury plc	1,255,617	17,319
	Close Brothers Group plc	828,635	16,707
	Playtech plc	1,615,804	16,663
	UDG Healthcare plc	1,358,413	16,570
	Evraz plc	2,648,517	16,164
	Victrex plc	446,147	16,092
	UNITE Group plc	1,435,610	15,954
	WH Smith plc	577,683	15,802
*	KAZ Minerals plc	1,285,612	15,509
	Capital & Counties Properties plc	4,042,200	15,449
	Tritax Big Box REIT plc	7,590,933	15,374
	HomeServe plc	1,479,901	15,342
	Jupiter Fund Management plc	2,254,682	14,936
	Polymetal International plc	1,399,836	14,431
*	Great Portland Estates plc	1,544,455	14,429
	Dixons Carphone plc	5,480,038	14,364
	Intu Properties plc	4,908,291	14,314
	Balfour Beatty plc	3,717,108	13,973
*,2	Wizz Air Holdings plc	303,364	13,875
	Britvic plc	1,430,920	13,717
	Aggreko plc	1,327,710	13,687
	Daily Mail & General Trust plc	1,453,379	13,180
	Babcock International Group plc	1,388,074	13,042
	Hikma Pharmaceuticals plc	762,127	12,928
	Grafton Group plc	1,194,182	12,914
	Pagegroup plc	1,707,084	12,864
	Bodycote plc	1,021,960	12,854
	Inmarsat plc	2,510,163	12,771
	National Express Group plc	2,345,753	12,746
	Centamin plc	5,830,272	12,635
	Ascential plc	2,148,886	12,584

Developed Markets Index Fund

	Thomas Cook Group plc	7,520,202	12,482
	Domino's Pizza Group plc	2,673,254	12,405
	Jardine Lloyd Thompson Group plc	667,618	12,018
	Renishaw plc	187,479	11,873
	Bovis Homes Group plc	730,513	11,689
	IWG plc	3,623,160	11,626
	Moneysupermarket.com Group plc	2,831,343	11,401
	Ashmore Group plc	2,100,075	11,232
	Greene King plc	1,666,061	11,026
	Genus plc	335,854	10,987
	Redrow plc	1,312,656	10,980
	Cranswick plc	271,903	10,859
2	Sophos Group plc	1,763,632	10,743
	Assura plc	12,837,589	10,681
	Fidessa Group plc	206,170	10,607
	Elementis plc	2,495,860	10,358
2	John Laing Group plc	2,731,860	10,337
	Petrofac Ltd.	1,432,062	10,200
*,^	Sirius Minerals plc	23,294,013	9,941
	Savills plc	718,432	9,903
	BGEO Group plc	197,500	9,868
	Synthomer plc	1,460,903	9,839
	Diploma plc	605,845	9,704
	Senior plc	2,275,443	9,609
	BCA Marketplace plc	4,213,069	9,588
	Paragon Banking Group plc	1,444,667	9,548
	Vesuvius plc	1,163,587	9,540
	Saga plc	6,006,712	9,518
	Greggs plc	549,419	9,480
	Rathbone Brothers plc	274,817	9,417
	JD Sports Fashion plc	1,993,292	9,389
	Big Yellow Group plc	783,106	9,380
	AVEVA Group plc	349,065	9,369
	Fenner plc	1,082,312	9,259
2	Countryside Properties plc	2,081,013	9,171
	Workspace Group plc	653,176	9,100
*	Cairn Energy plc	3,127,184	9,051
	Grainger plc	2,227,337	9,042
*	Cairn Homes plc	4,031,639	8,989
	Lancashire Holdings Ltd.	1,103,606	8,985
	QinetiQ Group plc	3,059,731	8,866
	LondonMetric Property plc	3,459,691	8,650
	Essentra plc	1,443,099	8,589
	Crest Nicholson Holdings plc	1,343,381	8,573
	Drax Group plc	2,216,023	8,547
2	Ibstock plc	2,145,244	8,499
	Coats Group plc	7,655,544	8,236
	Ultra Electronics Holdings plc	420,512	8,168
	Just Group plc	4,166,480	7,973
	Hill & Smith Holdings plc	423,458	7,902
	Provident Financial plc	822,294	7,871
	Safestore Holdings plc	1,140,869	7,868
*	Firstgroup plc	6,710,549	7,742
2	ZPG plc	1,599,685	7,551
	Laird plc	2,676,491	7,523
	Entertainment One Ltd.	1,892,190	7,470
2	Equiniti Group plc	1,775,806	7,453
*	Serco Group plc	5,953,092	7,372

Developed Markets Index Fund

*	Hunting plc	778,298	7,338
	Capita plc	3,606,510	7,299
	Greencore Group plc	3,864,711	7,189
	Brewin Dolphin Holdings plc	1,458,013	7,062
	Morgan Advanced Materials plc	1,550,990	6,931
	Kier Group plc	521,307	6,842
	Computacenter plc	419,574	6,768
*	Sports Direct International plc	1,264,515	6,537
	NewRiver REIT plc	1,602,645	6,482
	Marshalls plc	1,061,906	6,237
	OneSavings Bank plc	1,187,014	6,220
^	TalkTalk Telecom Group plc	3,818,447	6,216
2	Hastings Group Holdings plc	1,691,306	6,209
	Pets at Home Group plc	2,596,943	6,166
	J D Wetherspoon plc	382,748	6,125
	Superdry plc	278,731	6,125
	SIG plc	3,183,684	6,049
	F&C Commercial Property Trust Ltd.	3,016,942	5,989
	Go-Ahead Group plc	238,143	5,865
2	McCarthy & Stone plc	2,857,931	5,798
	Micro Focus International plc ADR	406,093	5,701
	Virgin Money Holdings UK plc	1,524,789	5,628
	Ted Baker plc	157,670	5,552
	Softcat plc	576,137	5,517
	Ferrexpo plc	1,596,842	5,481
	888 Holdings plc	1,440,789	5,474
	Dairy Crest Group plc	753,425	5,418
	Telecom Plus plc	313,946	5,385
	St. Modwen Properties plc	974,831	5,298
	Galliford Try plc	442,944	5,194
	Stobart Group Ltd.	1,632,203	5,064
	Halfords Group plc	1,085,891	4,973
	Polypipe Group plc	1,004,670	4,907
	Marston's plc	3,460,747	4,902
	Keller Group plc	391,746	4,789
*	TBC Bank Group plc	183,247	4,733
	esure Group plc	1,537,824	4,675
	Card Factory plc	1,751,177	4,645
	Sanne Group plc	461,208	4,577
	Mitie Group plc	2,035,854	4,543
2	Spire Healthcare Group plc	1,524,405	4,478
	Chesnara plc	813,941	4,457
	UK Commercial Property Trust Ltd.	3,507,456	4,406
	Vedanta Resources plc	439,276	4,367
	Chemring Group plc	1,544,664	4,336
	Stagecoach Group plc	2,305,078	4,276
	RPS Group plc	1,187,188	4,252
*	Vectura Group plc	3,844,085	4,194
*	EI Group plc	2,517,556	4,069
	Mitchells & Butlers plc	1,158,824	4,068
*,^	Premier Oil plc	4,118,340	4,016
	Dunelm Group plc	533,087	3,949
	De La Rue plc	549,840	3,931
	Hansteen Holdings plc	2,177,273	3,903
	NCC Group plc	1,469,070	3,882
	Hochschild Mining plc	1,370,253	3,834
	Restaurant Group plc	1,073,642	3,827
	International Personal Finance plc	1,170,780	3,767

Developed Markets Index Fund

	AA plc			3,306,334	3,753
	KCOM Group plc			2,900,322	3,748
	Northgate plc			764,878	3,633
	Renewi plc			3,376,563	3,556
	Dignity plc			287,248	3,526
	Picton Property Income Ltd.			2,955,379	3,494
	Redefine International plc			7,344,272	3,305
	PZ Cussons plc			1,022,077	3,279
	Royal Dutch Shell plc Class A			100,638	3,210
	ITE Group plc			1,411,365	3,095
*	Provident Financial plc Rights Exp. 04/09/2018			577,985	3,009
	Gocompare.Com Group plc			1,772,176	2,789
*	Ophir Energy plc			3,648,054	2,695
	Rank Group plc			924,308	2,679
	Devro plc			927,905	2,550
*,^	AO World plc			1,556,965	2,528
*	Petra Diamonds Ltd.			2,722,969	2,508
*,2	Alfa Financial Software Holdings plc			519,118	2,504
	Helical plc			550,003	2,496
	Schroder REIT Ltd.			2,858,095	2,358
	Lookers plc			1,794,070	2,196
	Daejan Holdings plc			25,586	2,152
	N Brown Group plc			847,168	2,098
*	Premier Foods plc			3,652,709	1,938
*	Allied Minds plc			1,254,122	1,851
*,^	Nostrum Oil & Gas plc			435,266	1,785
	Debenhams plc			5,631,650	1,652
	Acacia Mining plc			818,997	1,643
2	CMC Markets plc			653,448	1,552
	Soco International plc			1,169,022	1,507
	Smurfit Kappa Group plc (Dublin Shares)			35,231	1,431
*	Countrywide plc			930,917	1,379
*	Lamprell plc			1,319,613	1,351
*	Galliford Try plc Rights Exp. 04/13/2018			147,486	579
^,3	Carillion plc			2,500,529	498
*	Rhi Magnesita NV (London Shares)			4,722	291
	Ladbrokes Coral Group plc			29,940	68
*,3	Sole Realisation Co. plc			135	—
					16,396,870
Total Common Stocks (Cost $90,041,717)					107,187,239
		Coupon
Temporary Cash Investments (2.3%)1
Money Market Fund (2.2%)
4,5	Vanguard Market Liquidity Fund	1.775%		24,795,625	2,479,563

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
6	United States Treasury Bill	1.391% - 1.398%	5/3/18	14,300	14,280
6	United States Treasury Bill	1.403%	5/10/18	11,500	11,481
6	United States Treasury Bill	1.410% - 1.602%	5/24/18	13,000	12,969
6	United States Treasury Bill	1.446%	5/31/18	19,100	19,048
6	United States Treasury Bill	1.654%	6/7/18	3,000	2,991
6	United States Treasury Bill	1.693%	7/12/18	10,800	10,747
	United States Treasury Bill	1.833%	8/2/18	600	596

Developed Markets Index Fund

United States Treasury Bill	1.882%	8/9/18	3,000	2,981
				75,093
Total Temporary Cash Investments (Cost $2,554,501)				2,554,656
Total Investments (101.0%) (Cost $92,596,218)				109,741,895
Other Assets and Liabilities-Net (-1.0%)5,7				(1,103,699)
Net Assets (100%)				108,638,196

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$1,730,271,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate value of these securities was $1,222,586,000, representing 1.1% of net assets.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $1,858,432,000 of collateral received for securities on loan.
6 Securities with a value of $66,404,000 have been segregated as initial margin for open futures contracts.
7 Cash of $12,642,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	June 2018	11,111	448,348	(10,063)
Topix Index	June 2018	2,273	366,865	5,727
FTSE 100 Index	June 2018	2,281	223,780	(4,301)
E-mini S&P 500 Index	June 2018	1,062	140,343	297
S&P/TSX 60 Index	June 2018	939	131,973	(1,616)
S&P ASX 200 Index	June 2018	1,035	113,845	(4,643)
				(14,599)

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index, FTSE 100 Index, and E-mini S&P 500 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

Developed Markets Index Fund

Forward Currency Contracts
		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	06/20/18	EUR	372,491	USD	463,691	(2,539)
Goldman Sachs International	06/12/18	JPY	33,161,611	USD	314,677	(1,494)
Barclays Bank plc	06/20/18	GBP	162,689	USD	227,681	1,365
Toronto-Dominion Bank	06/19/18	CAD	172,262	USD	134,567	(655)
Toronto-Dominion Bank	06/26/18	AUD	154,485	USD	121,827	(3,144)
BNP Paribas	06/12/18	JPY	5,224,695	USD	49,601	(259)
Goldman Sachs International	06/12/18	USD	64,957	JPY	6,900,000	(208)
Barclays Bank plc	06/12/18	USD	64,848	JPY	6,900,000	(317)
Credit Suisse International	06/12/18	USD	64,832	JPY	6,900,000	(332)
						(7,583)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain
(loss) for tax purposes.

At March 31, 2018, the counterparty had deposited in segregated accounts securities with a value of $2,126,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

Developed Markets Index Fund

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,573,310	98,599,690	14,239
Temporary Cash Investments	2,479,563	75,093	—
Futures Contracts—Assets[1]	16,761	—	—
Futures Contracts—Liabilities[1]	(4,788)	—	—
Forward Currency Contracts—Assets	—	1,365	—
Forward Currency Contracts—Liabilities	—	(8,948)	—
Total	11,064,846	98,667,200	14,239
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the

Developed Markets Index Fund

collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At March 31, 2018, the cost of investment securities for tax purposes was $93,020,196,000. Net unrealized appreciation of investment securities for tax purposes was $16,721,699,000, consisting of unrealized gains of $21,109,106,000 on securities that had risen in value since their purchase and $4,387,407,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TAX-MANAGED FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: May 17, 2018

VANGUARD TAX-MANAGED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 17, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.